Prospectus 1

Lincoln Investor Advantage® Individual Variable Annuity Contracts
Lincoln New York Account N for Variable Annuities
May 1, 2019
Home Office:
Lincoln Life & Annuity Company of New York
120 Madison Street, Suite 1310
Syracuse, NY 13202
www.LincolnFinancial.com
Servicing Office:
Lincoln Life & Annuity Company of New York
PO Box 2348
Fort Wayne, IN 46801-2348
1-888-868-2583

This prospectus describes individual flexible premium deferred variable annuity contracts that are issued by Lincoln Life & Annuity Company of New York (Lincoln New York or Company). Two separate contracts are offered in this prospectus, each of which has different features and charges. You must choose from one of the following contracts:
•	Lincoln Investor Advantage® B-Share
•	Lincoln Investor Advantage® C-Share
In deciding which contract to purchase, you should consider which features are important to you, and the amount of separate account and surrender charges you are willing to bear relative to your needs. In deciding whether to purchase any of the optional benefits, you should consider the desirability of the benefit relative to its additional cost and to your needs.
These contracts can be purchased as either nonqualified annuities or qualified retirement annuities under Sections 408 (IRAs) and 408A (Roth IRAs) of the tax code. Generally, you do not pay federal income tax on the contract's growth until it is paid out. You receive tax deferral for an IRA whether or not the funds are invested in an annuity contract. Further, if your contract is a Roth IRA, you generally will not pay income tax on a distribution, provided certain conditions are met. Therefore, there should be reasons other than tax deferral for purchasing a qualified annuity contract.
The contract is designed to accumulate Contract Value and to provide retirement income over a certain period of time or for life subject to certain conditions. This contract also offers a Death Benefit payable upon the death of the Contractowner or Annuitant. This prospectus is used by both new purchasers and current Contractowners.
The minimum initial Purchase Payment for the contract is $10,000. The minimum initial Contract Value for nonqualified C-Share contracts where i4LIFE® Advantage is elected, and where the Contractowner, joint owner and/or Annuitant are ages 86 to 89 (subject to additional terms and limitations, and Servicing Office approval) is $50,000. Additional Purchase Payments may be made to the contract, subject to certain restrictions, and must be at least $100 per payment ($25 if transmitted electronically), and at least $300 annually. We reserve the right to limit, restrict, or suspend Purchase Payments made to the contract upon advance written notice.
Except as noted below, you choose whether your Contract Value accumulates on a variable or a fixed (guaranteed) basis or both. Your contract may not offer a fixed account or if permitted by your contract, we may discontinue accepting Purchase Payments or transfers into the fixed side of the contract at any time. If any portion of your Contract Value is in the fixed account, we promise to pay you your principal and a minimum interest rate. We may impose restrictions on the fixed account for the life of your contract or during certain periods. At this time, the only fixed account available is for dollar cost averaging purposes (applicable to B-Share only).
We offer variable annuity contracts that may offer different investment options, features, and optional benefits. You should carefully consider whether or not this contract is the best product for you.
All Purchase Payments for benefits on a variable basis will be placed in Lincoln New York Account N for Variable Annuities (Variable Annuity Account [VAA]). The VAA is a segregated investment account of Lincoln New York. You take all the investment risk on the Contract Value and the retirement income for amounts placed into one or more of the contract’s variable options (“Subaccounts”), which, in turn, invest in corresponding underlying funds. If the Subaccounts you select make money, your Contract Value goes up; if they lose money, it goes down. How much it goes up or down depends on the performance of the Subaccounts you select. We do not guarantee how any of the Subaccounts or their funds will perform. Also, neither the U.S. Government nor any federal agency insures or guarantees your investment in the contract. The contracts are not bank deposits and are not endorsed by any bank or government agency.
The available funds are listed below:
1

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco Oppenheimer International Growth Fund
Invesco Oppenheimer Main Street Small Cap Fund®
Invesco V.I. Balanced-Risk Allocation Fund
Invesco V.I. Comstock Fund
Invesco V.I. Diversified Dividend Fund
Invesco V.I. Equally-Weighted S&P 500 Fund1
Invesco V.I. Equity and Income Fund
Invesco V.I. International Growth Fund
AllianceBernstein Variable Products Series Fund
AB VPS Small/Mid Cap Value Portfolio
ALPS Variable Investment Trust
ALPS/Alerian Energy Infrastructure Portfolio
ALPS/Red Rocks Listed Private Equity Portfolio
ALPS/Stadion Core ETF Portfolio
ALPS/Stadion Tactical Growth Portfolio
American Century Variable Portfolios, Inc.:
American Century VP Balanced Fund
American Century VP Large Company Value Fund
American Funds Insurance Series®
American Funds Asset Allocation Fund
American Funds Blue Chip Income and Growth Fund
American Funds Capital Income Builder®
American Funds Global Growth Fund
American Funds Global Small Capitalization Fund
American Funds Growth Fund
American Funds Growth-Income Fund
American Funds International Fund
American Funds Mortgage Fund
American Funds New World Fund®
BlackRock Variable Series Funds, Inc.
BlackRock Global Allocation V.I. Fund
Columbia Funds Variable Insurance Trust
Columbia VP Strategic Income Fund
Columbia Funds Variable Insurance Trust II
Columbia VP Commodity Strategy Fund
Columbia VP Emerging Markets Bond Fund
Delaware VIP® Trust
Delaware VIP® Diversified Income Series
Delaware VIP® Emerging Markets Series
Delaware VIP® REIT Series
Delaware VIP® Small Cap Value Series
Delaware VIP® Smid Cap Core Series
Delaware VIP® U.S. Growth Series
Delaware VIP® Value Series
Deutsche DWS Variable Series II
DWS Alternative Asset Allocation VIP Portfolio
Eaton Vance Variable Trust
Eaton Vance VT Floating-Rate Income Fund
Fidelity® Variable Insurance Products
Fidelity® VIP Balanced Portfolio*
Fidelity® VIP Contrafund® Portfolio
Fidelity® VIP FundsManager® 50% Portfolio
Fidelity® VIP Growth Portfolio
Fidelity® VIP Mid Cap Portfolio
Fidelity® VIP Strategic Income Portfolio
First Trust Variable Insurance Trust
First Trust Dorsey Wright Tactical Core Portfolio
First Trust Multi Income Allocation Portfolio
First Trust/Dow Jones Dividend & Income Allocation Portfolio2
Franklin Templeton Variable Insurance Products Trust
Franklin Allocation VIP Fund
(formerly Franklin Founding Funds Allocation VIP Fund)
Franklin Income VIP Fund
Franklin Mutual Shares VIP Fund
Franklin Rising Dividends VIP Fund
Franklin Small Cap Value VIP Fund
Franklin Small-Mid Cap Growth VIP Fund
Templeton Foreign VIP Fund
Templeton Global Bond VIP Fund
Goldman Sachs Variable Insurance Trust
Goldman Sachs VIT Government Money Market Fund*
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio
Hartford Series Fund, Inc.
Hartford Capital Appreciation HLS Fund
Ivy Variable Insurance Portfolios
Ivy VIP Asset Strategy Portfolio
Ivy VIP Energy Portfolio
Ivy VIP High Income Portfolio
Ivy VIP Mid Cap Growth Portfolio
Ivy VIP Science and Technology Portfolio
Ivy VIP Small Cap Growth Portfolio
JPMorgan Insurance Trust
JPMorgan Insurance Trust Core Bond Portfolio
JPMorgan Insurance Trust Global Allocation Portfolio*
JPMorgan Insurance Trust Income Builder Portfolio
Legg Mason Partners Variable Equity Trust
ClearBridge Variable Aggressive Growth Portfolio
ClearBridge Variable Large Cap Growth Portfolio
ClearBridge Variable Mid Cap Portfolio
QS Variable Conservative Growth
Lincoln Variable Insurance Products Trust
LVIP American Balanced Allocation Fund
LVIP American Growth Allocation Fund
LVIP American Preservation Fund
LVIP Baron Growth Opportunities Fund
LVIP BlackRock Advantage Allocation Fund
(formerly LVIP BlackRock Scientific Allocation Fund)
LVIP BlackRock Dividend Value Managed Volatility Fund
LVIP BlackRock Global Real Estate Fund
LVIP BlackRock Inflation Protected Bond Fund
LVIP Delaware Bond Fund
LVIP Delaware Diversified Floating Rate Fund
LVIP Delaware Social Awareness Fund
LVIP Delaware Wealth Builder Fund
LVIP Dimensional International Core Equity Fund
LVIP Dimensional International Equity Managed Volatility Fund
LVIP Dimensional U.S. Core Equity 1 Fund
LVIP Dimensional U.S. Core Equity 2 Fund
LVIP Dimensional U.S. Equity Managed Volatility Fund
LVIP Dimensional/Vanguard Total Bond Fund
2

LVIP Franklin Templeton Global Equity Managed Volatility Fund
LVIP Franklin Templeton Multi-Asset Opportunities Fund
LVIP Global Aggressive Growth Allocation Managed Risk Fund
LVIP Global Growth Allocation Managed Risk Fund
LVIP Global Income Fund
LVIP Global Moderate Allocation Managed Risk Fund
LVIP Goldman Sachs Income Builder Fund
LVIP Government Money Market Fund
LVIP JPMorgan High Yield Fund
LVIP JPMorgan Retirement Income Fund
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
LVIP Loomis Sayles Global Growth Fund*
LVIP MFS International Growth Fund
LVIP MFS Value Fund
LVIP Mondrian International Value Fund
LVIP Multi-Manager Global Equity Managed Volatility Fund
LVIP PIMCO Low Duration Bond Fund
LVIP SSGA Bond Index Fund
LVIP SSAG Conservative Index Allocation Fund
LVIP SSGA Conservative Structured Allocation Fund
LVIP SSGA Developed International 150 Fund
LVIP SSGA Emerging Markets 100 Fund
LVIP SSGA Emerging Markets Equity Index Fund
LVIP SSGA Global Tactical Allocation Managed Volatility Fund
LVIP SSGA International Index Fund
LVIP SSGA International Managed Volatility Fund
LVIP SSGA Large Cap 100 Fund
LVIP SSGA Mid-Cap Index Fund
LVIP SSGA Moderate Index Allocation Fund
LVIP SSGA Moderate Structured Allocation Fund
LVIP SSGA Moderately Aggressive Index Allocation Fund
LVIP SSGA Moderately Aggressive Structured Allocation Fund
LVIP SSGA S&P 500 Index Fund3
LVIP SSGA Short-Term Bond Index Fund
LVIP SSGA Small-Cap Index Fund
LVIP SSGA Small-Mid Cap 200 Fund
LVIP T. Rowe Price Growth Stock Fund
LVIP T. Rowe Price Structured Mid-Cap Growth Fund
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
LVIP Vanguard Domestic Equity ETF Fund
LVIP Vanguard International Equity ETF Fund
LVIP Wellington Capital Growth Fund
LVIP Wellington Mid-Cap Value Fund
LVIP Western Asset Core Bond Fund
Lord Abbett Series Fund, Inc.
Lord Abbett Series Fund Bond Debenture Portfolio
Lord Abbett Series Fund Developing Growth Portfolio
Lord Abbett Series Fund Short Duration Income Portfolio
MFS® Variable Insurance Trust
MFS® VIT Growth Series
MFS® VIT Total Return Series
MFS® VIT Utilities Series
MFS® Variable Insurance Trust II
MFS® VIT II International Value Series
Morgan Stanley Variable Insurance Fund Inc. (VIF)
Morgan Stanley VIF Global Infrastructure Portfolio
Oppenheimer Variable Account Funds
Oppenheimer International Growth Fund/VA*
Oppenheimer Main Street Small Cap Fund®/VA*
PIMCO Variable Insurance Trust
PIMCO VIT All Asset All Authority Portfolio
PIMCO VIT CommodityRealReturn® Strategy Portfolio*
PIMCO VIT Emerging Markets Bond Portfolio*
PIMCO VIT Unconstrained Bond Portfolio*
Putnam Variable Trust
Putnam VT George Putnam Balanced Fund
Putnam VT Global Health Care Fund
Putnam VT Income Fund
Putnam VT Multi-Asset Absolute Return Fund
Rydex Variable Trust
Guggenheim VT Long Short Equity
Guggenheim VT Multi-Hedge Strategies
SEI Insurance Products Trust
SEI VP Market Growth Strategy Fund
SEI VP Market Plus Strategy Fund
VanEck VIP Trust
VanEck VIP Global Hard Assets Fund
Virtus Variable Insurance Trust
Virtus Newfleet Multi-Sector Intermediate Bond Series
*Not all funds are available in all contracts. Refer to the Description of the Funds section of this prospectus for specific information regarding availability of funds.
[1]	Standard & Poor’s®,” “S&P®,” “Standard & Poor’s Equal Weight Index,” “S&P EWI,” “S&P 500®,” “Standard & Poor’s 500” and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Invesco V.I. Equally-Weighted S&P 500 Fund. The fund is not sponsored, endorsed, sold or promoted by S&P, and S&P makes no representation regarding the advisability of investing in the fund.
[2]	Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The trademark has been licensed to S&P Dow Jones Indices LLC and has been sublicensed for use for certain purposes by First Trust Advisors L.P. The product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of purchasing the product.
[3]	The Index to which this fund is managed is a product of S&P Dow Jones Indices LLC (“SPDJI”) and has been licensed for use by one or more of the portfolio’s service providers (licensee). Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (S&P); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by the licensees. S&P®, S&P GSCI® and the Index are trademarks of S&P and have been licensed for use by SPDJI and its affiliates and sublicensed for certain purposes by the licensee. The Index is not owned, endorsed, or approved by or associated with any additional third party. The licensee’s products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates, or their third party licensors, and none of these parties or their respective affiliates or third party licensors make any representation regarding the advisability of investing in such products, nor do they have any liability for any errors, omissions, or interruptions of the Index.
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Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not be receiving paper copies of the funds’ shareholder reports from us by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on a website, and we will notify you by mail each time a report is posted and will provide you with a website link to access the report. We will also provide instructions for requesting paper copies.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications electronically by following the instructions we have provided.
You may elect to receive all future reports in paper free of charge by informing us that you wish to continue receiving paper copies of your shareholder reports by contacting us at the telephone number listed on the first page of this prospectus. Your election to receive reports in paper will apply to all funds available under your contract.
This prospectus gives you information about the contract that you should know before you decide to buy a contract and make Purchase Payments. You should also review the prospectuses for the funds and keep all prospectuses for future reference.
Neither the SEC nor any state securities commission has approved this contract or determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.
More information about the contract is in the current Statement of Additional Information (SAI), dated the same date as this prospectus. The SAI is incorporated by reference into this prospectus and is legally part of this prospectus. For a free copy of the SAI, write: Lincoln Life & Annuity Company of New York, PO Box 2348, Fort Wayne, IN 46801-2348, or call 1-888-868-2583. The SAI and other information about Lincoln New York and the VAA are also available on the SEC's website (http://www.sec.gov). There is a table of contents for the SAI on the last page of this prospectus.
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5

Special Terms
In this prospectus, the following terms have the indicated meanings:
Access Period—Under i4LIFE® Advantage, a defined period of time during which we make Regular Income Payments to you while you still have access to your Account Value. This means that you may make withdrawals, surrender the contract, and have a Death Benefit.
Account or Variable Annuity Account (VAA)—The segregated investment account, Account N, into which we set aside and invest the assets for the variable side of the contract offered in this prospectus.
Account Value—Under i4LIFE® Advantage, the initial Account Value is the Contract Value on the Valuation Date that i4LIFE® Advantage is effective, less any applicable premium taxes. During the Access Period, the Account Value on a Valuation Date equals the total value of all of the Contractowner's Accumulation Units plus the Contractowner's value in the fixed account, reduced by Regular Income Payments and withdrawals.
Account Value Death Benefit—Provides a Death Benefit equal to the Contract Value on the Valuation Date the Death Benefit is approved by us for payment.
Accumulation Unit—A measure used to calculate Contract Value for the variable side of the contract before the Annuity Commencement Date and to calculate the i4LIFE® Advantage Account Value during the Access Period.
Annuitant—The person upon whose life the annuity benefit payments are based, and upon whose death a Death Benefit may be paid.
Annuity Commencement Date—The Valuation Date when funds are withdrawn or converted into Annuity Units or fixed dollar payout for payment of retirement income benefits under the Annuity Payout option you select (other than i4LIFE® Advantage).
Annuity Payout—A regularly scheduled payment (under any of the available annuity options) that occurs after the Annuity Commencement Date (or Periodic Income Commencement Date if i4LIFE® Advantage has been elected). Payments may be variable or fixed, or a combination of both.
Annuity Unit—A measure used to calculate the amount of Annuity Payouts for the variable side of the contract after the Annuity Commencement Date.
Beneficiary—The person you choose to receive any Death Benefit paid if you die before the Annuity Commencement Date.
Contractowner (you, your, owner)—The person who can exercise the rights within the contract (decides on investment allocations, transfers, payout option, designates the Beneficiary, etc.). Usually, but not always, the Contractowner is the Annuitant.
Contract Value (may be referred to as Account Value in marketing materials)—At any given time before the Annuity Commencement Date, the total value of all Accumulation Units of a contract, plus the value of the fixed side of the contract, if any.
Contract Year—Each 12-month period starting with the effective date of the contract and starting with each contract anniversary after that.
Death Benefit—Before the Annuity Commencement Date, the amount payable to your designated Beneficiary if the Contractowner dies. As an alternative, the Contractowner may receive a Death Benefit on the death of the Annuitant prior to the Annuity Commencement Date.
Good Order—The actual receipt at our Servicing Office of the requested transaction in writing or by other means we accept, along with all information and supporting legal documentation necessary to complete the transaction. The forms we provide will identify the necessary documentation. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirements at any time.
Large Account Credit—The additional amount credited to the contract if the applicable threshold of value in your Subaccounts is met.
Lifetime Income Period—Under i4LIFE® Advantage, the period of time following the Access Period during which we make Regular Income Payments to you for the rest of your life (and Secondary Life, if applicable). During the Lifetime Income Period, you will no longer have access to your Account Value or receive a Death Benefit.
Lincoln New York (we, us, our, Company)—Lincoln Life & Annuity Company of New York.
Periodic Income Commencement Date—The Valuation Date on which the amount of i4LIFE® Advantage Regular Income Payments are determined.
Purchase Payments—Amounts paid into the contract other than Large Account Credits.
Regular Income Payments—The variable, periodic income payments paid under i4LIFE® Advantage.
Secondary Life—Under i4LIFE® Advantage, the person designated by the Contractowner upon whose life the annuity payments will also be contingent.
Subaccount—Each portion of the VAA that reflects investments in Accumulation and Annuity Units of a class of a particular fund available under the contracts. There is a separate Subaccount which corresponds to each class of a fund.
Valuation Date—Each day the New York Stock Exchange (NYSE) is open for trading.
Valuation Period—The period starting at the close of trading (normally 4:00 p.m. New York time) on each day that the NYSE is open for trading (Valuation Date) and ending at the close of such trading on the next Valuation Date.

6

Expense Tables
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract.
The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer Contract Value between investment options, and/or the fixed account (if available). State premium taxes may also be deducted. Currently there is no premium tax levied for New York residents.
CONTRACTOWNER TRANSACTION EXPENSES
Accumulation Phase:
	B-Share	C-Share
Surrender charge (as a percentage of Purchase Payments surrendered/withdrawn):[1]	7.00%	N/A
Transfer charge:[2]	up to $25	$25
[1]	The surrender charge percentage is reduced over a 5-year period at the following rates: 7%, 6%, 5%, 4%, 3%. We may reduce or waive this charge in certain situations. There is no surrender charge for C-Share. See Charges and Other Deductions - Surrender Charge.
[2]	The transfer charge will not be imposed on the first 12 transfers during a Contract Year. We reserve the right to charge a $25 fee for the 13th and each additional transfer during any Contract Year, excluding automatic dollar cost averaging and portfolio rebalancing transfers.

The following tables describe the fees and expenses that you will pay periodically during the time that you own the contract, not including fund fees and expenses. Only one table will apply to a given Contractowner. The tables differ based on whether the Contractowner has purchased the i4LIFE® Advantage rider.
•	Table A reflects the expenses for a contract that has not elected i4LIFE® Advantage (Base contract).
•	Table B reflects the expenses for a contract that has elected i4LIFE® Advantage.

TABLE A
Expenses for a Contract that has not Elected i4LIFE® Advantage (Base contract)
	B-Share	C-Share
Annual Account Fee:[1]	$35	$35
Separate Account Annual Expenses (as a percentage of average daily net assets in the Subaccounts)[2]
Guaranteed Maximum and Current Product Charges:
Account Value Death Benefit
Mortality and Expense Risk Charge	1.00%	1.15%
Administrative Charge	0.10%	0.10%
Total Separate Account Expenses	1.10%	1.25%
[1]	During the accumulation phase, the account fee will be deducted from your Contract Value on each contract anniversary, or upon surrender of the contract. The account fee will be waived if your Contract Value is $100,000 or more on the contract anniversary (or date of surrender). This account fee will be waived after the fifteenth Contract Year, regardless of your Contract Value.
[2]	The mortality and expense risk charge is 1.00% and the administrative charge rate is 0.10% on and after the Annuity Commencement Date for all contracts. If your Contract Value had reached the $1 million threshold immediately prior to the beginning of the Annuity Commencement Date, this charge will be reduced by 0.15%.

7

TABLE B
Expenses for a Contract that has Elected i4LIFE® Advantage
	B-Share	C-Share
Annual Account Fee:[1]	$35	$35
i4LIFE® Advantage[2]
Guaranteed Maximum and Current Product Charges:
Account Value Death Benefit	1.50%	1.65%
[1]	During the accumulation phase, the account fee will be deducted from your Contract Value on each contract anniversary, or upon surrender of the contract. The account fee will be waived if your Contract Value is $100,000 or more on the contract anniversary (or date of surrender). This account fee will be waived after the fifteenth Contract Year, regardless of your Contract Value.
[2]	As an annualized percentage of average Account Value, computed daily. This charge is assessed only on and after the effective date of i4LIFE® Advantage. See Charges and Other Deductions – i4LIFE® Advantage Rider Charge for more information. This charge continues during the Access Period. The i4LIFE® Advantage charge is 1.50% during the Lifetime Income Period. If your Contract Value had reached the $1 million threshold immediately prior to the beginning of the Lifetime Income Period under i4LIFE® Advantage, this charge will be reduced by 0.15%.

The next item shows the minimum and maximum total annual operating expenses charged by the funds that you may pay periodically during the time that you own the contract. The expenses are for the year ended December 31, 2018, adjusted to reflect anticipated changes in fees and expenses, or, for new portfolios, are based on estimates for the current fiscal year. More detail concerning each fund's fees and expenses is contained in the prospectus for each fund.
	Minimum	Maximum
Total Annual Fund Operating Expenses (expenses that are deducted from fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.47%	3.57%
Total Annual Fund Operating Expenses (after contractual waivers/reimbursements*)	0.43%	3.51%
*Some of the funds have entered into contractual waiver or reimbursement arrangements that may reduce fund management and other fees and/or expenses during the period of the arrangement. These arrangements vary in length, but no arrangement will terminate before April 30, 2020. There can be no assurance that fund expense waivers or reimbursements will be extended beyond their current terms as outlined in each fund prospectus, and they may not cover certain expenses such as extraordinary expenses. Certain of these arrangements may provide that amounts previously waived or reimbursed may be recovered in future years. See each fund prospectus for complete information regarding annual operating expenses and any waivers or reimbursements in effect for a particular fund.
The following table shows the expenses charged by each fund for the year ended December 31, 2018:
(as a percentage of each fund’s average net assets):
	Management Fees (before any waivers/ reimburse- ments)	+	12b-1 Fees (before any waivers/ reimburse- ments)	+	Other Expenses (before any waivers/ reimburse- ments)	+	Acquired Fund Fees and Expenses	=	Total Expenses (before any waivers/ reimburse- ments)	Total Contractual waivers/ reimburse- ments (if any)	Total Expenses (after Contractual waivers/ reimburse- ments)
AB VPS Small/Mid Cap Value Portfolio - Class B	0.75%		0.25%		0.06%		0.00%		1.06%	0.00%	1.06%
ALPS/Alerian Energy Infrastructure Portfolio - Class III	0.70%		0.25%		0.39%		0.00%		1.34%	-0.04%	1.30%
ALPS/Red Rocks Listed Private Equity Portfolio - Class III	0.90%		0.25%		0.52%		0.54%		2.21%	-0.22%	1.99%
ALPS/Stadion Core ETF Portfolio - Class III	0.50%		0.25%		0.54%		0.09%		1.38%	-0.14%	1.24%
ALPS/Stadion Tactical Growth Portfolio - Class III	0.75%		0.25%		0.92%		0.20%		2.12%	-0.62%	1.50%
American Century VP Balanced Fund - Class II	0.90%		0.25%		0.01%		0.00%		1.16%	-0.16%	1.00%
American Century VP Large Company Value Fund - Class II	0.80%		0.25%		0.01%		0.00%		1.06%	-0.14%	0.92%
American Funds Asset Allocation Fund - Class 4	0.27%		0.25%		0.27%		0.00%		0.79%	0.00%	0.79%
American Funds Blue Chip Income and Growth Fund - Class 4	0.39%		0.25%		0.27%		0.00%		0.91%	0.00%	0.91%
American Funds Capital Income Builder® - Class 4	0.50%		0.25%		0.29%		0.00%		1.04%	0.00%	1.04%
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	Management Fees (before any waivers/ reimburse- ments)	+	12b-1 Fees (before any waivers/ reimburse- ments)	+	Other Expenses (before any waivers/ reimburse- ments)	+	Acquired Fund Fees and Expenses	=	Total Expenses (before any waivers/ reimburse- ments)	Total Contractual waivers/ reimburse- ments (if any)	Total Expenses (after Contractual waivers/ reimburse- ments)
American Funds Global Growth Fund - Class 4	0.52%		0.25%		0.28%		0.00%		1.05%	0.00%	1.05%
American Funds Global Small Capitalization Fund - Class 4	0.70%		0.25%		0.29%		0.00%		1.24%	0.00%	1.24%
American Funds Growth Fund - Class 4	0.32%		0.25%		0.27%		0.00%		0.84%	0.00%	0.84%
American Funds Growth-Income Fund - Class 4	0.26%		0.25%		0.27%		0.00%		0.78%	0.00%	0.78%
American Funds International Fund - Class 4	0.49%		0.25%		0.29%		0.00%		1.03%	0.00%	1.03%
American Funds Mortgage Fund - Class 4	0.42%		0.25%		0.31%		0.00%		0.98%	0.00%	0.98%
American Funds New World Fund® - Class 4	0.70%		0.25%		0.31%		0.00%		1.26%	0.00%	1.26%
BlackRock Global Allocation V.I. Fund - Class III	0.63%		0.25%		0.26%		0.01%		1.15%	-0.14%	1.01%
ClearBridge Variable Aggressive Growth Portfolio - Class II	0.75%		0.25%		0.04%		0.00%		1.04%	0.00%	1.04%
ClearBridge Variable Large Cap Growth Portfolio - Class II	0.70%		0.25%		0.12%		0.00%		1.07%	-0.01%	1.06%
ClearBridge Variable Mid Cap Portfolio - Class II	0.75%		0.25%		0.11%		0.00%		1.11%	-0.01%	1.10%
Columbia VP Commodity Strategy Fund - Class 2	0.63%		0.25%		0.03%		0.00%		0.91%	0.00%	0.91%
Columbia VP Emerging Markets Bond Fund - Class 2	0.60%		0.25%		0.17%		0.00%		1.02%	0.00%	1.02%
Columbia VP Strategic Income Fund - Class 2	0.60%		0.25%		0.17%		0.00%		1.02%	-0.08%	0.94%
Delaware VIP® Diversified Income Series - Service Class	0.58%		0.30%		0.07%		0.00%		0.95%	-0.05%	0.90%
Delaware VIP® Emerging Markets Series - Service Class	1.24%		0.30%		0.10%		0.00%		1.64%	-0.06%	1.58%
Delaware VIP® REIT Series - Service Class	0.75%		0.30%		0.08%		0.00%		1.13%	0.00%	1.13%
Delaware VIP® Small Cap Value Series - Service Class	0.71%		0.30%		0.06%		0.00%		1.07%	0.00%	1.07%
Delaware VIP® Smid Cap Core Series - Service Class	0.74%		0.30%		0.07%		0.00%		1.11%	0.00%	1.11%
Delaware VIP® U.S. Growth Series - Service Class	0.65%		0.30%		0.08%		0.00%		1.03%	0.00%	1.03%
Delaware VIP® Value Series - Service Class	0.63%		0.30%		0.06%		0.00%		0.99%	0.00%	0.99%
DWS Alternative Asset Allocation VIP Portfolio - Class B	0.56%		0.25%		0.27%		0.69%		1.77%	-0.62%	1.15%
Eaton Vance VT Floating-Rate Income Fund - Initial Class	0.58%		0.25%		0.34%		0.00%		1.17%	0.00%	1.17%
Fidelity® VIP Balanced Portfolio - Service Class 2	0.39%		0.25%		0.10%		0.00%		0.74%	0.00%	0.74%
Fidelity® VIP Contrafund® Portfolio - Service Class 2	0.54%		0.25%		0.08%		0.00%		0.87%	0.00%	0.87%
Fidelity® VIP FundsManager® 50% Portfolio - Service Class 2	0.25%		0.25%		0.00%		0.43%		0.93%	-0.15%	0.78%
Fidelity® VIP Growth Portfolio - Service Class 2	0.54%		0.25%		0.09%		0.00%		0.88%	0.00%	0.88%
Fidelity® VIP Mid Cap Portfolio - Service Class 2	0.54%		0.25%		0.08%		0.00%		0.87%	0.00%	0.87%
Fidelity® VIP Strategic Income Portfolio - Service Class 2	0.56%		0.25%		0.11%		0.00%		0.92%	0.00%	0.92%
First Trust Dorsey Wright Tactical Core Portfolio – Class I	0.35%		0.25%		0.80%		0.56%		1.96%	-0.66%	1.30%
First Trust Multi Income Allocation Portfolio - Class I	0.60%		0.25%		1.24%		0.27%		2.36%	-1.26%	1.10%
First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I	0.60%		0.25%		0.37%		0.00%		1.22%	-0.02%	1.20%
Franklin Allocation VIP Fund - Class 4	0.55%		0.35%		0.03%		0.03%		0.96%	-0.04%	0.92%
Franklin Income VIP Fund - Class 4	0.46%		0.35%		0.01%		0.02%		0.84%	-0.02%	0.82%
Franklin Mutual Shares VIP Fund - Class 4	0.68%		0.35%		0.03%		0.01%		1.07%	0.00%	1.07%
Franklin Rising Dividends VIP Fund - Class 4	0.61%		0.35%		0.01%		0.00%		0.97%	0.00%	0.97%
Franklin Small Cap Value VIP Fund - Class 4	0.63%		0.35%		0.03%		0.01%		1.02%	-0.01%	1.01%
Franklin Small-Mid Cap Growth VIP Fund - Class 4	0.80%		0.35%		0.06%		0.01%		1.22%	-0.01%	1.21%
Goldman Sachs VIT Government Money Market Fund - Service Shares	0.16%		0.25%		0.06%		0.00%		0.47%	-0.04%	0.43%
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Advisor Shares	0.15%		0.15%		1.63%		0.83%		2.76%	-1.31%	1.45%
Guggenheim VT Long Short Equity	0.90%		0.00%		0.72%		0.00%		1.62%	0.00%	1.62%
Guggenheim VT Multi-Hedge Strategies	1.17%		0.00%		0.37%		0.18%		1.72%	-0.02%	1.70%
Hartford Capital Appreciation HLS Fund - Class IC	0.64%		0.25%		0.28%		0.00%		1.17%	0.00%	1.17%
9

	Management Fees (before any waivers/ reimburse- ments)	+	12b-1 Fees (before any waivers/ reimburse- ments)	+	Other Expenses (before any waivers/ reimburse- ments)	+	Acquired Fund Fees and Expenses	=	Total Expenses (before any waivers/ reimburse- ments)	Total Contractual waivers/ reimburse- ments (if any)	Total Expenses (after Contractual waivers/ reimburse- ments)
Invesco V.I. Balanced-Risk Allocation Fund - Series II Shares	0.91%		0.25%		0.19%		0.16%		1.51%	-0.46%	1.05%
Invesco V.I. Comstock Fund - Series II Shares	0.57%		0.25%		0.18%		0.01%		1.01%	0.00%	1.01%
Invesco V.I. Diversified Dividend Fund - Series II Shares	0.47%		0.25%		0.18%		0.01%		0.91%	-0.01%	0.90%
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II Shares	0.12%		0.25%		0.19%		0.00%		0.56%	0.00%	0.56%
Invesco V.I. Equity and Income Fund - Series II Shares	0.38%		0.25%		0.17%		0.01%		0.81%	-0.01%	0.80%
Invesco V.I. International Growth Fund - Series II Shares	0.71%		0.25%		0.22%		0.01%		1.19%	-0.01%	1.18%
Ivy VIP Asset Strategy Portfolio - Class II	0.70%		0.25%		0.08%		0.00%		1.03%	0.00%	1.03%
Ivy VIP Energy Portfolio - Class II	0.85%		0.25%		0.09%		0.00%		1.19%	0.00%	1.19%
Ivy VIP High Income Portfolio - Class II	0.61%		0.25%		0.05%		0.00%		0.91%	0.00%	0.91%
Ivy VIP Mid Cap Growth Portfolio - Class II	0.85%		0.25%		0.05%		0.00%		1.15%	-0.05%	1.10%
Ivy VIP Science and Technology Portfolio - Class II	0.85%		0.25%		0.06%		0.00%		1.16%	0.00%	1.16%
Ivy VIP Small Cap Growth Portfolio - Class II	0.85%		0.25%		0.06%		0.00%		1.16%	-0.02%	1.14%
JPMorgan Insurance Trust Core Bond Portfolio - Class 2	0.40%		0.25%		0.19%		0.00%		0.84%	0.00%	0.84%
JPMorgan Insurance Trust Global Allocation Portfolio - Class 2	0.60%		0.25%		0.52%		0.13%		1.50%	-0.31%	1.19%
JPMorgan Insurance Trust Income Builder Portfolio - Class 2	0.45%		0.25%		0.68%		0.08%		1.46%	-0.54%	0.92%
Lord Abbett Series Fund Bond Debenture Portfolio - Class VC	0.47%		0.00%		0.43%		0.00%		0.90%	0.00%	0.90%
Lord Abbett Series Fund Developing Growth Portfolio - Class VC	0.75%		0.00%		0.56%		0.00%		1.31%	-0.27%	1.04%
Lord Abbett Series Fund Short Duration Income Portfolio - Class VC	0.35%		0.00%		0.57%		0.00%		0.92%	0.00%	0.92%
LVIP American Balanced Allocation Fund - Service Class	0.25%		0.35%		0.05%		0.39%		1.04%	-0.05%	0.99%
LVIP American Growth Allocation Fund - Service Class	0.25%		0.35%		0.05%		0.40%		1.05%	-0.05%	1.00%
LVIP American Preservation Fund - Service Class	0.25%		0.35%		0.05%		0.33%		0.98%	-0.10%	0.88%
LVIP Baron Growth Opportunities Fund - Service Class	1.00%		0.25%		0.08%		0.00%		1.33%	-0.15%	1.18%
LVIP BlackRock Advantage Allocation Fund - Service Class	0.65%		0.25%		0.36%		0.00%		1.26%	-0.28%	0.98%
LVIP BlackRock Dividend Value Managed Volatility Fund - Service Class	0.72%		0.25%		0.09%		0.01%		1.07%	-0.13%	0.94%
LVIP BlackRock Global Real Estate Fund - Service Class	0.68%		0.25%		0.11%		0.00%		1.04%	-0.02%	1.02%
LVIP BlackRock Inflation Protected Bond Fund - Service Class	0.42%		0.25%		0.07%		0.00%		0.74%	0.00%	0.74%
LVIP Delaware Bond Fund - Service Class	0.31%		0.35%		0.07%		0.00%		0.73%	0.00%	0.73%
LVIP Delaware Diversified Floating Rate Fund - Service Class	0.58%		0.25%		0.08%		0.00%		0.91%	-0.03%	0.88%
LVIP Delaware Social Awareness Fund - Service Class	0.38%		0.35%		0.08%		0.00%		0.81%	0.00%	0.81%
LVIP Delaware Wealth Builder Fund - Service Class	0.63%		0.25%		0.17%		0.00%		1.05%	-0.09%	0.96%
LVIP Dimensional International Core Equity Fund - Service Class	0.75%		0.25%		0.25%		0.00%		1.25%	-0.32%	0.93%
LVIP Dimensional International Equity Managed Volatility Fund - Service Class	0.25%		0.25%		0.06%		0.53%		1.09%	-0.04%	1.05%
LVIP Dimensional U.S. Core Equity 1 Fund - Service Class	0.34%		0.35%		0.08%		0.00%		0.77%	0.00%	0.77%
LVIP Dimensional U.S. Core Equity 2 Fund - Service Class	0.72%		0.25%		0.07%		0.00%		1.04%	-0.29%	0.75%
LVIP Dimensional U.S. Equity Managed Volatility Fund - Service Class	0.25%		0.25%		0.06%		0.32%		0.88%	0.00%	0.88%
LVIP Dimensional/Vanguard Total Bond Fund - Service Class	0.25%		0.25%		0.06%		0.13%		0.69%	-0.05%	0.64%
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Service Class	0.64%		0.25%		0.09%		0.01%		0.99%	0.00%	0.99%
LVIP Franklin Templeton Multi-Asset Opportunities Fund - Service Class	0.75%		0.25%		0.24%		0.42%		1.66%	-0.57%	1.09%
LVIP Global Aggressive Growth Allocation Managed Risk Fund - Service Class	0.25%		0.25%		0.21%		0.42%		1.13%	-0.13%	1.00%
LVIP Global Growth Allocation Managed Risk Fund - Service Class	0.25%		0.25%		0.05%		0.45%		1.00%	0.00%	1.00%
LVIP Global Income Fund - Service Class	0.65%		0.25%		0.10%		0.01%		1.01%	-0.07%	0.94%
10

	Management Fees (before any waivers/ reimburse- ments)	+	12b-1 Fees (before any waivers/ reimburse- ments)	+	Other Expenses (before any waivers/ reimburse- ments)	+	Acquired Fund Fees and Expenses	=	Total Expenses (before any waivers/ reimburse- ments)	Total Contractual waivers/ reimburse- ments (if any)	Total Expenses (after Contractual waivers/ reimburse- ments)
LVIP Global Moderate Allocation Managed Risk Fund - Service Class	0.25%		0.25%		0.05%		0.46%		1.01%	0.00%	1.01%
LVIP Goldman Sachs Income Builder Fund - Service Class	0.65%		0.25%		0.37%		0.02%		1.29%	-0.27%	1.02%
LVIP Government Money Market Fund - Service Class	0.38%		0.25%		0.11%		0.00%		0.74%	0.00%	0.74%
LVIP JPMorgan High Yield Fund - Service Class	0.63%		0.25%		0.08%		0.00%		0.96%	-0.03%	0.93%
LVIP JPMorgan Retirement Income Fund - Service Class	0.75%		0.25%		0.12%		0.24%		1.36%	-0.39%	0.97%
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Service Class	0.70%		0.25%		0.08%		0.01%		1.04%	0.00%	1.04%
LVIP Loomis Sayles Global Growth Fund - Service Class	0.68%		0.35%		0.33%		0.00%		1.36%	-0.24%	1.12%
LVIP MFS International Growth Fund - Service Class	0.82%		0.25%		0.08%		0.00%		1.15%	-0.10%	1.05%
LVIP MFS Value Fund - Service Class	0.61%		0.25%		0.07%		0.00%		0.93%	0.00%	0.93%
LVIP Mondrian International Value Fund - Service Class	0.68%		0.25%		0.08%		0.00%		1.01%	0.00%	1.01%
LVIP Multi-Manager Global Equity Managed Volatility Fund - Service Class	0.25%		0.35%		0.15%		0.60%		1.35%	-0.18%	1.17%
LVIP PIMCO Low Duration Bond Fund - Service Class	0.50%		0.25%		0.30%		0.00%		1.05%	-0.04%	1.01%
LVIP SSGA Bond Index Fund - Service Class	0.40%		0.25%		0.08%		0.00%		0.73%	-0.13%	0.60%
LVIP SSGA Conservative Index Allocation Fund - Service Class	0.15%		0.25%		0.10%		0.31%		0.81%	-0.05%	0.76%
LVIP SSGA Conservative Structured Allocation Fund - Service Class	0.15%		0.25%		0.08%		0.33%		0.81%	0.00%	0.81%
LVIP SSGA Developed International 150 Fund - Service Class	0.33%		0.25%		0.08%		0.00%		0.66%	-0.01%	0.65%
LVIP SSGA Emerging Markets 100 Fund - Service Class	0.34%		0.25%		0.11%		0.00%		0.70%	-0.01%	0.69%
LVIP SSGA Emerging Markets Equity Index Fund - Service Class	0.34%		0.25%		0.14%		0.00%		0.73%	0.00%	0.73%
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Service Class	0.40%		0.25%		0.05%		0.25%		0.95%	-0.10%	0.85%
LVIP SSGA International Index Fund - Service Class	0.40%		0.25%		0.11%		0.00%		0.76%	-0.12%	0.64%
LVIP SSGA International Managed Volatility Fund - Service Class	0.23%		0.25%		0.07%		0.38%		0.93%	-0.05%	0.88%
LVIP SSGA Large Cap 100 Fund - Service Class	0.31%		0.25%		0.07%		0.00%		0.63%	-0.01%	0.62%
LVIP SSGA Mid-Cap Index Fund - Service Class	0.27%		0.25%		0.09%		0.00%		0.61%	0.00%	0.61%
LVIP SSGA Moderate Index Allocation Fund - Service Class	0.15%		0.25%		0.06%		0.30%		0.76%	0.00%	0.76%
LVIP SSGA Moderate Structured Allocation Fund - Service Class	0.15%		0.25%		0.05%		0.34%		0.79%	0.00%	0.79%
LVIP SSGA Moderately Aggressive Index Allocation Fund - Service Class	0.15%		0.25%		0.06%		0.30%		0.76%	0.00%	0.76%
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Service Class	0.15%		0.25%		0.06%		0.35%		0.81%	0.00%	0.81%
LVIP SSGA S&P 500 Index Fund - Service Class	0.17%		0.25%		0.07%		0.00%		0.49%	0.00%	0.49%
LVIP SSGA Short-Term Bond Index Fund - Service Class	0.28%		0.25%		0.11%		0.00%		0.64%	-0.03%	0.61%
LVIP SSGA Small-Cap Index Fund - Service Class	0.32%		0.25%		0.07%		0.00%		0.64%	0.00%	0.64%
LVIP SSGA Small-Mid Cap 200 Fund - Service Class	0.33%		0.25%		0.08%		0.00%		0.66%	-0.01%	0.65%
LVIP T. Rowe Price Growth Stock Fund - Service Class	0.63%		0.25%		0.07%		0.00%		0.95%	-0.02%	0.93%
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Service Class	0.69%		0.25%		0.07%		0.00%		1.01%	0.00%	1.01%
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund - Service Class	0.25%		0.25%		0.21%		0.53%		1.24%	-0.13%	1.11%
LVIP Vanguard Domestic Equity ETF Fund - Service Class	0.25%		0.25%		0.06%		0.07%		0.63%	-0.05%	0.58%
LVIP Vanguard International Equity ETF Fund - Service Class	0.25%		0.25%		0.07%		0.12%		0.69%	-0.05%	0.64%
LVIP Wellington Capital Growth Fund - Service Class	0.68%		0.25%		0.08%		0.00%		1.01%	-0.02%	0.99%
LVIP Wellington Mid-Cap Value Fund - Service Class	0.83%		0.25%		0.09%		0.00%		1.17%	-0.09%	1.08%
LVIP Western Asset Core Bond Fund - Service Class	0.45%		0.25%		0.07%		0.00%		0.77%	0.00%	0.77%
MFS® VIT Growth Series - Service Class	0.71%		0.25%		0.04%		0.00%		1.00%	0.00%	1.00%
MFS® VIT II International Value Portfolio - Service Class	0.85%		0.25%		0.05%		0.00%		1.15%	0.00%	1.15%
11

	Management Fees (before any waivers/ reimburse- ments)	+	12b-1 Fees (before any waivers/ reimburse- ments)	+	Other Expenses (before any waivers/ reimburse- ments)	+	Acquired Fund Fees and Expenses	=	Total Expenses (before any waivers/ reimburse- ments)	Total Contractual waivers/ reimburse- ments (if any)	Total Expenses (after Contractual waivers/ reimburse- ments)
MFS® VIT Total Return Series - Service Class	0.67%		0.25%		0.04%		0.00%		0.96%	-0.09%	0.87%
MFS® VIT Utilities Series - Service Class	0.73%		0.25%		0.05%		0.00%		1.03%	0.00%	1.03%
Morgan Stanley VIF Global Infrastructure Portfolio - Class II	0.85%		0.25%		0.49%		0.00%		1.59%	-0.47%	1.12%
Oppenheimer International Growth Fund/VA Service Shares	0.94%		0.25%		0.16%		0.00%		1.35%	-0.10%	1.25%
Oppenheimer Main Street Small Cap Fund®/VA Service Shares	0.68%		0.25%		0.15%		0.00%		1.08%	-0.03%	1.05%
PIMCO VIT All Asset All Authority Portfolio - Advisor Class	0.45%		0.25%		1.57%		1.30%		3.57%	-0.06%	3.51%
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Advisor Class	0.74%		0.25%		1.03%		0.15%		2.17%	-0.15%	2.02%
PIMCO VIT Dynamic Bond Portfolio - Advisor Class	0.85%		0.25%		0.15%		0.00%		1.25%	0.00%	1.25%
PIMCO VIT Emerging Markets Bond Portfolio - Advisor Class	0.85%		0.25%		0.01%		0.00%		1.11%	0.00%	1.11%
Putnam VT George Putnam Balanced Fund - Class IB	0.52%		0.25%		0.19%		0.00%		0.96%	0.00%	0.96%
Putnam VT Global Health Care Fund - Class IB	0.62%		0.25%		0.15%		0.00%		1.02%	0.00%	1.02%
Putnam VT Income Fund - Class IB	0.39%		0.25%		0.20%		0.00%		0.84%	0.00%	0.84%
Putnam VT Multi-Asset Absolute Return Fund - Class IB	0.72%		0.25%		0.78%		0.04%		1.79%	-0.60%	1.19%
QS Variable Conservative Growth - Class II	0.00%		0.25%		0.13%		0.57%		0.95%	0.00%	0.95%
SEI VP Market Growth Strategy Fund - Class III	0.10%		0.30%		0.71%		0.80%		1.91%	-0.21%	1.70%
SEI VP Market Plus Strategy Fund - Class III	0.10%		0.30%		0.72%		0.81%		1.93%	-0.18%	1.75%
Templeton Foreign VIP Fund - Class 4	0.79%		0.35%		0.04%		0.02%		1.20%	-0.02%	1.18%
Templeton Global Bond VIP Fund - Class 4	0.46%		0.35%		0.10%		0.09%		1.00%	-0.11%	0.89%
VanEck VIP Global Hard Assets Fund - Class S Shares	1.00%		0.25%		0.10%		0.00%		1.35%	0.00%	1.35%
Virtus Newfleet Multi-Sector Intermediate Bond Series - Class A Shares	0.50%		0.25%		0.19%		0.00%		0.94%	0.00%	0.94%
Certain underlying funds have reserved the right to impose fees when fund shares are redeemed within a specified period of time of purchase (“redemption fees”) which are not reflected in the table above. As of the date of this prospectus, none have done so. See The Contracts - Market Timing for a discussion of redemption fees.
For information concerning compensation paid for the sale of the contracts, see Distribution of the Contracts.
EXAMPLES
The following Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Contractowner transaction expenses, contract fees, separate account annual expenses, and fund fees and expenses. The Examples have been calculated using the fees and expenses of the funds prior to the application of any contractual waivers and/or reimbursements.
The first Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the maximum fees and expenses of any of the funds and that i4LIFE® Advantage at the guaranteed maximum charge are in effect. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
1) If you surrender your contract at the end of the applicable time period:
	1 year	3 years	5 years	10 years
B-Share	$1,211	$2,030	$2,848	$5,082
C-Share	$525	$1,572	$2,613	$5,192
2) If you annuitize or do not surrender your contract at the end of the applicable time period:
	1 year	3 years	5 years	10 years
B-Share	$511	$1,530	$2,548	$5,082
C-Share	$525	$1,572	$2,613	$5,192
For more information, see Charges and Other Deductions in this prospectus, and the prospectus for the funds. Premium taxes may also apply, although they do not appear in the examples. The examples do not reflect Large Account Credits. Different fees and
12

expenses not reflected in the examples may be imposed during a period in which Annuity Payouts are made. See Annuity Payouts. These examples should not be considered a representation of past or future expenses. Actual expenses may be more or less than those shown.
Summary of Common Questions
What kind of contract am I buying? It is an individual variable annuity contract between you and Lincoln New York. This prospectus primarily describes the variable side of the contract. You may purchase either of the contracts offered in this prospectus: Lincoln Investor Advantage® B-Share or Lincoln Investor Advantage® C-Share. The B-Share contract provides for lower mortality and expense risk charges and has a five-year surrender charge period. The C-Share contract provides for higher mortality and expense risk charges and has no surrender charges. See The Contracts – Contracts Offered in this Prospectus.
What is the Variable Annuity Account (VAA)? It is a separate account we established under New York insurance law, and registered with the SEC as a unit investment trust. VAA assets are allocated to one or more Subaccounts, according to your investment choices. VAA assets are not chargeable with liabilities arising out of any other business which we may conduct. See Variable Annuity Account.
What are my investment choices? You may allocate your Purchase Payments to the VAA or to the fixed account, if available. Based upon your instruction for Purchase Payments, the VAA applies your Purchase Payments to one or more of the Subaccounts, which, in turn, invest in a corresponding underlying fund. Each fund holds a portfolio of securities consistent with its investment policy. See Investments of the Variable Annuity Account – Description of the Funds. Currently the fixed account is available for dollar cost averaging purposes only.
Who invests my money? Several different investment advisers manage the investment options. See Investments of the Variable Annuity Account – Description of the Funds.
How does the contract work? If we approve your application, we will send you a contract. When you make Purchase Payments during the accumulation phase, you buy Accumulation Units on the variable side of the contract and accumulate additional Contract Value through any investments in the fixed account, if available. If you decide to receive an Annuity Payout, your Accumulation Units are converted to Annuity Units. Your Annuity Payouts will be based on the number of Annuity Units you receive and the value of each Annuity Unit on payout days. See The Contracts.
What charges do I pay under the contract? We apply a charge to the daily net asset value of the VAA that consists of a mortality and expense risk charge. There is an administrative charge in addition to the mortality and expense risk charge. See Charges and Other Deductions.
If you withdraw Purchase Payments, you may pay a surrender charge of a certain percentage of the surrendered or withdrawn Purchase Payment, depending upon which contract you have purchased, and how long those payments have been invested in the contract. For purposes of calculating surrender charges, we assume that all withdrawals prior to the fifth anniversary of the B-Share contract come first from Purchase Payments. We may waive surrender charges in certain situations. The C-Share contract does not have a surrender charge. See Charges and Other Deductions – Surrender Charge.
We reserve the right to charge a $25 fee for the 13th and each additional transfer during any Contract Year, excluding automatic dollar cost averaging and portfolio rebalancing transfers. The transfer charge will not be imposed on the first 12 transfers during the Contract Year.
We will deduct any applicable premium tax from Purchase Payments or Contract Value, unless the governmental entity dictates otherwise, at the time the tax is incurred or at another time we choose.
See Expense Tables and Charges and Other Deductions for information regarding additional fees and expenses that may be incurred.
The funds’ investment management fees, expenses and expense limitations, if applicable, are more fully described in the prospectuses for the funds.
Charges may also be imposed during the regular income or Annuity Payout period, including i4LIFE® Advantage, if elected. See The Contracts and Annuity Payouts.
For information about the compensation we pay for sales of contracts, see The Contracts – Distribution of the Contracts.
Am I limited in the amount of Purchase Payments I can make into the contract? You may make Purchase Payments to the contract at any time, prior to the Annuity Commencement Date, subject to certain restrictions. For Purchase Payments totaling $5 million or more, your registered representative must submit a request to our Servicing Office for approval, and Purchase Payments totaling more than $10 million will not be accepted. These amounts take into consideration the total Purchase Payments for all existing Lincoln Investor Advantage® contracts for the same Contractowner, joint owner, and/or Annuitant. Upon providing advance written notice, we reserve the right to further limit, restrict, or suspend Purchase Payments made to the contract.
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What is the Large Account Credit? The Large Account Credit is a credit you will receive on a quarterly basis when your Contract Value reaches a threshold of $1 million. The amount of the Large Account Credit is calculated as a percentage of the value of the Subaccounts on the quarterly Valuation Date. Large Account Credits are not considered Purchase Payments.
How will my Annuity Payouts be calculated? If you decide to annuitize, you may select an annuity option and start receiving Annuity Payouts from your contract as a fixed option or variable option or a combination of both. See Annuity Payouts - Annuity Options. Remember that participants in the VAA benefit from any gain, and take a risk of any loss, in the value of the securities in the funds' portfolios, which would decrease the amount applied to any payout option and the related payments.
What happens if I die before I annuitize? The Death Benefit may be paid upon the death of either the Contractowner or the Annuitant. Upon the death of the Contractowner, your Beneficiary will receive Death Benefit proceeds. Your Beneficiary has options as to how the Death Benefit is paid. In the alternative, upon the death of the Annuitant the Contractowner may choose to receive a Death Benefit. See The Contracts – Death Benefit.
What happens if I die on or after the Annuity Commencement Date? Once you reach the Annuity Commencement Date, any applicable Death Benefit will terminate.
May I transfer Contract Value between variable options and between the variable and fixed sides of the contract? Yes, subject to certain restrictions. Generally, transfers made before the Annuity Commencement Date are restricted to no more than 12 per Contract Year. The minimum amount that can be transferred to the fixed account is $2,000 (unless the total amount in the Subaccounts is less than $2,000). If transferring funds from the fixed account to a Subaccount, you may only transfer up to 25% of the total value invested in the fixed account in any 12-month period. The minimum amount that may be transferred is $300. If permitted by your contract, we may discontinue accepting transfers into the fixed side of the contract at any time. See The Contracts – Transfers On or Before the Annuity Commencement Date and Transfers After the Annuity Commencement Date. For further information, see also the Fixed Side of the Contract.
What is i4LIFE® Advantage? i4LIFE® Advantage is an Annuity Payout option, available for purchase at an additional charge, that provides periodic variable lifetime income payments. During the Access Period, you have access to your Account Value, which means you have a Death Benefit and may surrender the contract or make withdrawals. The charge is imposed only during the i4LIFE® Advantage payout phase.
May I surrender the contract or make a withdrawal? Yes, subject to contract requirements and to the restrictions of any qualified retirement plan for which the contract was purchased. If you surrender the contract or make a withdrawal, certain charges may apply. A portion of surrender or withdrawal proceeds may be taxable. In addition, if you decide to take a distribution before age 59½, a 10% Internal Revenue Service (IRS) additional tax may apply. A surrender or a withdrawal also may be subject to 20% withholding. See The Contracts – Surrenders and Withdrawals, Charges and Other Deductions and Federal Tax Matters.
Can I cancel this contract? Yes. You can cancel the contract within ten days of the date you first receive the contract. You need to return the contract, postage prepaid, to our Servicing Office. You assume the risk of any market drop on Purchase Payments you allocate to the variable side of the contract. See Return Privilege.
Condensed Financial Information
Appendix A to this prospectus provides more information about Accumulation Unit values.
Investment Results
At times, the VAA may compare its investment results to various unmanaged indices or other variable annuities in reports to shareholders, sales literature and advertisements. The results will be calculated on a total return basis for various periods, with or without surrender charges. Results calculated without surrender charges will be higher. Total returns include the reinvestment of all distributions, which are reflected in changes in unit value. The money market Subaccount's yield is based upon investment performance over a 7-day period, which is then annualized.
There can be no assurance that a money market fund will be able to maintain a stable net asset value of $1.00 per share. During periods of low interest rates, the yield of a money market fund may become extremely low and possibly negative. In addition, if the yield of a Subaccount investing in a money market fund becomes negative, due in part to Contract fees and expenses, your Contract Value may decline. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The sponsor of a money market fund has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time. If, under SEC rules, a money market fund suspends payments of redemption proceeds, we will delay payment of any transfer, withdrawal, or benefit from a Subaccount investing in the money market fund until the fund resumes payment. If, under SEC rules, a money market fund institutes a liquidity fee, we may assess the fee against your Contract Value if a payment is made to you from a Subaccount investing in the money market fund.
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The money market yield figure and annual performance of the Subaccounts are based on past performance and do not indicate or represent future performance.
Lincoln Life & Annuity Company of New York
Lincoln New York (the Company) is a stock life insurance company chartered in New Jersey in 1897 and redomesticated to New York on April 2, 2007. Lincoln New York is a subsidiary of The Lincoln National Life Insurance Company (Lincoln Life). Lincoln Life is an Indiana-domiciled insurance company, engaged primarily in the direct issuance of life insurance contracts and annuities. Lincoln Life is wholly owned by Lincoln National Corporation (LNC), a publicly held insurance and financial services holding company incorporated in Indiana. Lincoln New York is obligated to pay all amounts promised to Contractowners under the contracts.
Depending on when you purchased your contract, you may be permitted to make allocations to the fixed account, which is part of our general account. See The Fixed Side of the Contract. Therefore, any amounts that we may pay under the contract in excess of Contract Value are subject to our financial strength and claims-paying ability and our long-term ability to make such payments.
We issue other types of insurance policies and financial products as well. In addition to any amounts we are obligated to pay in excess of Contract Value under the contracts, we also pay our obligations under these products from our assets in the general account. Moreover, unlike assets held in the VAA, the assets of the general account are subject to the general liabilities of the Company and, therefore, to the Company’s general creditors. In the event of an insolvency or receivership, payments we make from our general account to satisfy claims under the contract would generally receive the same priority as our other Contractowner obligations.
The general account is not segregated or insulated from the claims of the insurance company’s creditors. Investors look to the financial strength of the insurance companies for these insurance guarantees. Therefore, guarantees provided by the insurance company as to benefits promised in the prospectus are subject to the claims paying ability of the insurance company and are subject to the risk that the insurance company may not be able to cover or may default on its obligations under those guarantees.
Our Financial Condition.  Among the laws and regulations applicable to us as an insurance company are those which regulate the investments we can make with assets held in our general account. In general, those laws and regulations determine the amount and type of investments which we can make with general account assets.
In addition, state insurance regulations require that insurance companies calculate and establish on their financial statements, a specified amount of reserves in order to meet the contractual obligations to pay the claims of our Contractowners. In order to meet our claims-paying obligations, we regularly monitor our reserves to ensure we hold sufficient amounts to cover actual or expected contract and claims payments. However, it is important to note that there is no guarantee that we will always be able to meet our claims paying obligations, and that there are risks to purchasing any insurance product.
State insurance regulators also require insurance companies to maintain a minimum amount of capital in excess of liabilities, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer’s operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on assets held in our general account, which include bonds, mortgages, general real estate investments, and stocks, as well as the loss in value of these investments resulting from a loss in their market value.
How to Obtain More Information.  We encourage both existing and prospective Contractowners to read and understand our financial statements. We prepare our financial statements on both a statutory basis and according to Generally Accepted Accounting Principles (GAAP). Our audited GAAP financial statements, as well as the financial statements of the VAA, are located in the SAI. If you would like a free copy of the SAI, please write to us at: PO Box 2348, Fort Wayne, IN 46801-2348, or call 1-888-868-2583. In addition, the SAI is available on the SEC’s website at http://www.sec.gov. You may obtain our audited statutory financial statements and any unaudited statutory financial statements that may be available by visiting our website at www.LincolnFinancial.com.
You also will find on our website information on ratings assigned to us by one or more independent rating organizations. These ratings are opinions of an operating insurance company’s financial capacity to meet the obligations of its insurance and annuity contracts based on its financial strength and/or claims-paying ability. Additional information about rating agencies is included in the SAI.
Lincoln Financial Group is the marketing name for Lincoln National Corporation (NYSE:LNC) and its affiliates. Through its affiliates, Lincoln Financial Group offers annuities, life, group life and disability insurance, 401(k) and 403(b) plans, and comprehensive financial planning and advisory services.
Variable Annuity Account (VAA)
On March 11, 1999, the VAA was established as an insurance company separate account under New York law. It is registered with the SEC as a unit investment trust under the provisions of the Investment Company Act of 1940 (1940 Act). The VAA is a segregated
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investment account, meaning that its assets may not be charged with liabilities resulting from any other business that we may conduct. Income, gains and losses, whether realized or not, from assets allocated to the VAA are, in accordance with the applicable annuity contracts, credited to or charged against the VAA. They are credited or charged without regard to any other income, gains or losses of Lincoln New York. We are the issuer of the contracts and the obligations set forth in the contract, other than those of the Contractowner, are ours. The VAA satisfies the definition of a separate account under the federal securities laws. We do not guarantee the investment performance of the VAA. Any investment gain or loss depends on the investment performance of the funds. You assume the full investment risk for all amounts allocated to the VAA.
The VAA is used to support other annuity contracts offered by us in addition to the contracts described in this prospectus. The other annuity contracts supported by the VAA generally invest in the same funds as the contracts described in this prospectus. These other annuity contracts may have different charges that could affect the performance of their Subaccounts, and they offer different benefits.
Financial Statements
The December 31, 2018 financial statements of the VAA and the December 31, 2018 financial statements of Lincoln New York are located in the SAI. If you would like a free copy of the SAI, complete and mail the request on the last page of this prospectus, or call 1-888-868-2583.
Investments of the Variable Annuity Account
You decide the Subaccount(s) to which you allocate Purchase Payments. There is a separate Subaccount which corresponds to each class of each fund. You may change your allocation without penalty or charges. Shares of the funds will be sold at net asset value with no initial sales charge to the VAA in order to fund the contracts. The funds are required to redeem fund shares at net asset value upon our request.
Investment Advisers
As compensation for its services to the funds, each investment adviser for each fund receives a fee from the funds which is accrued daily and paid monthly. This fee is based on the net assets of each fund, as defined in the prospectuses for the funds.
Certain Payments We Receive with Regard to the Funds
We (and/or our affiliates) incur expenses in promoting, marketing, and administering the contracts and the underlying funds. With respect to a fund, including affiliated funds, the adviser and/or distributor, or an affiliate thereof, may make payments to us (or an affiliate) for certain services we provide on behalf of the funds. Such services include, but are not limited to, recordkeeping; aggregating and processing purchase and redemption orders; providing Contractowners with statements showing their interests within the funds; processing dividend payments; providing subaccounting services; and forwarding shareholder communications, such as proxies, shareholder reports, tax notices, and printing and delivering prospectuses and updates to Contractowners. It is anticipated that such payments will be based on a percentage of assets of the particular fund attributable to the contracts along with certain other variable contracts issued or administered by us (or an affiliate). These percentages are negotiated and vary with each fund. Some advisers and/or distributors may pay us significantly more than other advisors and/or distributors and the amount we receive may be substantial. These percentages currently range up to 0.50%, and as of the date of this prospectus, we were receiving payments from most fund families. We (or our affiliates) may profit from these payments. These payments may be derived, in whole or in part, from the investment advisory fee deducted from fund assets. Contractowners, through their indirect investment in the funds, bear the costs of these investment advisory fees (see the funds' prospectuses for more information). Additionally, a fund's adviser and/or distributor or its affiliates may provide us with certain services that assist us in the distribution of the contracts and may pay us and/or certain affiliates amounts for marketing programs and sales support, as well as amounts to participate in training and sales meetings.
In addition to the payments described above, most of the funds offered as part of this contract make payments to us under their distribution plans (12b-1 plans) for the marketing and distribution of fund shares. The payment rates range up to 0.35% based on the amount of assets invested in those funds. Payments made out of the assets of the fund will reduce the amount of assets that otherwise would be available for investment, and will reduce the fund's investment return. The dollar amount of future asset-based fees is not predictable because these fees are a percentage of the fund's average net assets, which can fluctuate over time. If, however, the value of the fund goes up, then so would the payment to us (or our affiliates). Conversely, if the value of the funds goes down, payments to us or our affiliates would decrease.
Description of the Funds
Each of the Subaccounts of the VAA is invested solely in shares of one of the funds available under the contract. Each fund may be subject to certain investment policies and restrictions which may not be changed without a majority vote of shareholders of that fund.
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We select the funds offered through the contract based on several factors, including, without limitation, asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, the capability and qualification of each sponsoring investment firm, and whether the fund is affiliated with us. Another factor we consider during the initial selection process is whether the fund or an affiliate of the fund will make payments to us or our affiliates. We review each fund periodically after it is selected. We reserve the right to remove a fund or restrict allocation of additional Purchase Payments to a fund if we determine the fund no longer meets one or more of the factors and/or if the fund has not attracted significant Contractowner assets. Finally, when we develop a variable annuity product in cooperation with a fund family or distributor (e.g., a “private label” product), we generally will include funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from our selection criteria.
Certain funds offered as part of this contract have similar investment objectives and policies to other portfolios managed by the adviser. The investment results of the funds, however, may be higher or lower than the other portfolios that are managed by the adviser or sub-adviser. There can be no assurance, and no representation is made, that the investment results of any of the funds will be comparable to the investment results of any other portfolio managed by the adviser or sub-adviser, if applicable.
Certain funds invest their assets in other funds. As a result, you will pay fees and expenses at both fund levels. This will reduce your investment return. These arrangements are referred to as funds of funds or master-feeder funds, which may have higher expenses than funds that invest directly in debt or equity securities. An advisor affiliated with us manages some of the available funds of funds. Our affiliates may promote the benefits of such funds to Contractowners and/or suggest that Contractowners consider whether allocating some or all of their Contract Value to such portfolios is consistent with their desired investment objectives. In doing so, we may be subject to conflicts of interest insofar as we may derive greater revenues from the affiliated fund of funds than certain other funds available to you under your contract.
Certain funds (sometimes called alternative funds) expect to invest in (or may invest in some) positions that emphasize alternative investment strategies and/or non-traditional asset classes and, as a result, are subject to the risk factors of those asset classes and/or investment strategies. Some of those risks may include, but are not limited to, general economic risk, geopolitical risk, commodity-price volatility, counterparty and settlement risk, currency risk, derivatives risk, emerging markets risk, foreign securities risk, high yield bond exposure, index investing risk, exchange traded notes risk, industry concentration risk, leveraging risk, real estate investment risk, master limited partnership risk, master limited partnership tax risk, energy infrastructure companies risk, sector risk, short sales risk, direct investments risk, hard assets sectors risk, active trading and overlay risks, event driven investing risk, global macro strategies risk, temporary defensive positions and large cash positions. If you are considering investing in alternative investment funds, you should ensure that you understand the complex investment strategies sometimes employed, and be prepared to tolerate the risk of such asset classes. For a complete list of risks, as well as a discussion of risk and investment strategies, please refer to the funds’ prospectuses. Certain of the underlying funds, including funds managed by an adviser affiliated with us, employ risk management strategies that are intended to control the funds’ overall volatility, and for some funds, to also reduce the downside exposure of the funds during significant market downturns. These funds usually, but not always, have “Managed Risk” or “Managed Volatility” in the name of the fund. These risk management strategies could limit the upside participation of the fund in rising equity markets relative to other funds. For more information about the funds and the investment strategies they employ, please refer to the funds’ current prospectuses. Fund prospectuses are available by contacting us.
Following are brief summaries of the fund descriptions. More detailed information may be obtained from the current prospectus for each fund. You should read each fund prospectus carefully before investing. Prospectuses for each fund are available by contacting us. In addition, if you receive a summary prospectus for a fund, you may obtain a full statutory prospectus by referring to the contact information for the fund company on the cover page of the summary prospectus. Please be advised that there is no assurance that any of the funds will achieve their stated objectives.
AIM Variable Insurance Funds (Invesco Variable Insurance Funds), advised by Invesco Advisers, Inc.
•	Invesco Oppenheimer International Growth Fund (Series II Shares): Capital appreciation. This fund will be available on or about May 24, 2019. Consult your registered representative.
•	Invesco Oppenheimer Main Street Small Cap Fund® (Series II Shares): Capital appreciation. This fund will be available on or about May 24, 2019. Consult your registered representative.
•	Invesco V.I. Balanced-Risk Allocation Fund (Series II Shares): To seek total return.
•	Invesco V.I. Comstock Fund (Series II Shares): To seek capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.
•	Invesco V.I. Diversified Dividend Fund (Series II Shares): To seek to provide reasonable current income and long-term growth of income and capital.
•	Invesco V.I. Equally-Weighted S&P 500 Fund (Series II Shares): To seek to achieve a high level of total return on its assets through a combination of capital appreciation and current income.
•	Invesco V.I. Equity and Income Fund (Series II Shares): Both capital appreciation and current income.
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•	Invesco V.I. International Growth Fund (Series II Shares): Long-term growth of capital.
AllianceBernstein Variable Products Series Fund, advised by AllianceBernstein, L.P.
•	AB VPS Small/Mid Cap Value Portfolio (Class B): Long-term growth of capital.
ALPS Variable Investment Trust, advised by ALPS Advisors, Inc.
•	ALPS/Alerian Energy Infrastructure Portfolio (Class III): Seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Alerian Energy Infrastructure Index; a master-feeder fund.
•	ALPS/Red Rocks Listed Private Equity Portfolio (Class III): Maximize total return.
•	ALPS/Stadion Core ETF Portfolio (Class III): Seeks a balance between current income and growth of capital, with a greater emphasis on growth of capital; a fund of funds.
•	ALPS/Stadion Tactical Growth Portfolio (Class III): Long-term capital appreciation; a fund of funds.
American Century Variable Portfolios, Inc., advised by American Century Investment Management, Inc.
•	American Century VP Balanced Fund (Class II): Long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed-income securities.
•	American Century VP Large Company Value Fund (Class II): Long-term capital growth. Income is a secondary objective.
American Funds Insurance Series®, advised by Capital Research and Management Company
•	American Funds Asset Allocation Fund (Class 4): High total return (including income and capital gains) consistent with preservation of capital over the long term.
•	American Funds Blue Chip Income and Growth Fund (Class 4): To produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.
•	American Funds Capital Income Builder® (Class 4): Seeks to provide a level of current income that exceeds the average yield on U.S. stocks generally and to provide a growing stream of income over the years.
•	American Funds Global Growth Fund (Class 4): Long-term growth of capital.
•	American Funds Global Small Capitalization Fund (Class 4): Long-term capital growth.
•	American Funds Growth Fund (Class 4): Growth of capital.
•	American Funds Growth-Income Fund (Class 4): Long-term growth of capital and income.
•	American Funds International Fund (Class 4): Long-term growth of capital.
•	American Funds Mortgage Fund (Class 4): To provide current income and preservation of capital.
•	American Funds New World Fund® (Class 4): Long-term capital appreciation.
BlackRock Variable Series Funds, Inc., advised by BlackRock Advisors, LLC
•	BlackRock Global Allocation V.I. Fund (Class III): High total investment return.
Columbia Funds Variable Insurance Trust, advised by Columbia Management Investment Advisers, LLC
•	Columbia VP Strategic Income Fund (Class 2): Total return, consisting of current income and capital appreciation.
Columbia Funds Variable Insurance Trust II, advised by Columbia Management Investment Advisers, LLC
•	Columbia VP Commodity Strategy Fund (Class 2): Total return.
•	Columbia VP Emerging Markets Bond Fund (Class 2): High total return through current income and, secondarily, through capital appreciation.
Delaware VIP® Trust, advised by Delaware Management Company1
•	Delaware VIP® Diversified Income Series (Service Class): Maximum long-term total return consistent with reasonable risk.
•	Delaware VIP® Emerging Markets Series (Service Class): Long-term capital appreciation.
•	Delaware VIP® REIT Series (Service Class): Maximum long-term total return, with capital appreciation as a secondary objective.
•	Delaware VIP® Small Cap Value Series (Service Class): Capital appreciation.
•	Delaware VIP® Smid Cap Core Series (Service Class): Long-term capital appreciation.
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•	Delaware VIP® U.S. Growth Series (Service Class): Long-term capital appreciation.
•	Delaware VIP® Value Series (Service Class): Long-term capital appreciation.
Deutsche DWS Variable Series II, advised by Deutsche Investment Management Americas, Inc.
•	DWS Alternative Asset Allocation VIP Portfolio (Class B): Capital appreciation; a fund of funds.
Eaton Vance Variable Trust, advised by Eaton Vance Management.
•	Eaton Vance VT Floating-Rate Income Fund (Initial Class): To provide a high level of current income.
Fidelity® Variable Insurance Products, advised by Fidelity Management and Research Company
•	Fidelity® VIP Balanced Portfolio (Service Class 2): Income and capital growth consistent with reasonable risk; a fund of funds.
This fund will be available on or about May 20, 2019. Consult your registered representative.
•	Fidelity® VIP Contrafund® Portfolio (Service Class 2): Long-term capital appreciation.
•	Fidelity® VIP FundsManager® 50% Portfolio (Service Class 2): High total return; a fund of funds.
•	Fidelity® VIP Growth Portfolio (Service Class 2): To achieve capital appreciation.
•	Fidelity® VIP Mid Cap Portfolio (Service Class 2): Long-term growth of capital.
•	Fidelity® VIP Strategic Income Portfolio (Service Class 2): High level of current income, and may also seek capital appreciation.
First Trust Variable Insurance Trust, advised by First Trust Advisors L.P.
•	First Trust Dorsey Wright Tactical Core Portfolio (Class I): To provide total return.
•	First Trust Multi Income Allocation Portfolio (Class I): To maximize current income, with a secondary objective of capital appreciation.
•	First Trust/Dow Jones Dividend & Income Allocation Portfolio (Class I): To provide total return by allocating among dividend-paying stocks and investment grade bonds.
Franklin Templeton Variable Insurance Products Trust, advised by Franklin Advisers, Inc. for the Franklin Income VIP Fund and by Franklin Mutual Advisers, LLC for the Franklin Mutual Shares VIP Fund.
•	Franklin Allocation VIP Fund (Class 4): Capital appreciation, with income as a secondary goal, by allocating its assets among equity and fixed income investments through a variety of investment strategies.
(formerly Franklin Founding Funds Allocation VIP Fund)
•	Franklin Income VIP Fund (Class 4): To maximize income while maintaining prospects for capital appreciation.
•	Franklin Mutual Shares VIP Fund (Class 4): Capital appreciation; income is a secondary consideration.
•	Franklin Rising Dividends VIP Fund (Class 4): Long-term capital appreciation; preservation of capital is also an important consideration.
•	Franklin Small Cap Value VIP Fund (Class 4): Long-term total return.
•	Franklin Small-Mid Cap Growth VIP Fund (Class 4): Long-term capital growth.
•	Templeton Foreign VIP Fund (Class 4): Long-term capital growth.
•	Templeton Global Bond VIP Fund (Class 4): High current income consistent with preservation of capital; capital appreciation is a secondary objective.
Goldman Sachs Variable Insurance Trust, advised by Goldman Sachs Asset Management, L.P.
•	Goldman Sachs VIT Government Money Market Fund (Service Shares): Seeks maximum current income through investment in U.S. short-term debt obligations.
This fund is not available in contracts issued on or after January 9, 2017.
•	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio (Advisor Shares): Long-term growth of capital; a fund of funds.
Hartford Series Fund, Inc., advised by Hartford Funds Management Company, LLC.
•	Hartford Capital Appreciation HLS Fund (Class IC): Growth of capital.
Ivy Variable Insurance Portfolios, advised by Waddell & Reed Investment Management Company.
•	Ivy VIP Asset Strategy Portfolio (Class II): Total return.
•	Ivy VIP Energy Portfolio (Class II): Capital growth and appreciation.
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•	Ivy VIP High Income Portfolio (Class II): To seek to provide total return through a combination of high current income and capital appreciation.
•	Ivy VIP Mid Cap Growth Portfolio (Class II): Growth of capital.
•	Ivy VIP Science and Technology Portfolio (Class II): Growth of capital.
•	Ivy VIP Small Cap Growth Portfolio (Class II): To provide growth of capital.
JPMorgan Insurance Trust, advised by J.P. Morgan Investment Management Inc.
•	JPMorgan Insurance Trust Core Bond Portfolio (Class 2): To maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.
•	JPMorgan Insurance Trust Global Allocation Portfolio (Class 2): Maximize long-term total return. This fund is not available in contracts issued on or after January 9, 2017.
•	JPMorgan Insurance Trust Income Builder Portfolio (Class 2): Maximize income while maintaining prospects for capital appreciation.
Legg Mason Partners Variable Equity Trust, advised by Legg Mason Partners Fund Advisor, LLC
•	ClearBridge Variable Aggressive Growth Portfolio (Class II): Capital appreciation.
•	ClearBridge Variable Large Cap Growth Portfolio (Class II): Long-term growth of capital.
•	ClearBridge Variable Mid Cap Portfolio (Class II): Long-term growth of capital.
•	QS Variable Conservative Growth (Class II): Balance of growth of capital and income.
Lincoln Variable Insurance Products Trust, advised by Lincoln Investment Advisors Corporation.
•	LVIP American Balanced Allocation Fund (Service Class): A balance between a high level of current income and growth of capital, with an emphasis on growth of capital; a fund of funds.
•	LVIP American Growth Allocation Fund (Service Class): A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital; a fund of funds.
•	LVIP American Preservation Fund (Service Class): Current income, consistent with the preservation of capital; a fund of funds.
•	LVIP Baron Growth Opportunities Fund (Service Class): Capital appreciation.
•	LVIP BlackRock Advantage Allocation Fund (Service Class): Total return. (formerly LVIP BlackRock Scientific Allocation Fund)
•	LVIP BlackRock Dividend Value Managed Volatility Fund (Service Class): Reasonable income by investing primarily in income-producing equity securities.
•	LVIP BlackRock Global Real Estate Fund (Service Class): Total return through a combination of current income and long-term capital appreciation.
•	LVIP BlackRock Inflation Protected Bond Fund (Service Class): To maximize real return, consistent with preservation of real capital and prudent investment management.
•	LVIP Delaware Bond Fund (Service Class)[1]: Maximum current income (yield) consistent with a prudent investment strategy.
•	LVIP Delaware Diversified Floating Rate Fund (Service Class)[1]: Total return.
•	LVIP Delaware Social Awareness Fund (Service Class)[1]: To maximize long-term capital appreciation.
•	LVIP Delaware Wealth Builder Fund (Service Class)[1]: To provide a responsible level of income and the potential for capital appreciation.
•	LVIP Dimensional International Core Equity Fund (Service Class): Long-term capital appreciation.
•	LVIP Dimensional International Equity Managed Volatility Fund (Service Class): Long-term capital appreciation; a fund of funds.
•	LVIP Dimensional U.S. Core Equity 1 Fund (Service Class): Long-term capital appreciation.
•	LVIP Dimensional U.S. Core Equity 2 Fund (Service Class): Long-term capital appreciation.
•	LVIP Dimensional U.S. Equity Managed Volatility Fund (Service Class): Long-term capital appreciation; a fund of funds.
•	LVIP Dimensional/Vanguard Total Bond Fund (Service Class): Total return consistent with the preservation of capital; a fund of funds.
•	LVIP Franklin Templeton Global Equity Managed Volatility Fund (Service Class): Long-term capital growth.
•	LVIP Franklin Templeton Multi-Asset Opportunities Fund (Service Class): Long-term growth of capital.
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•	LVIP Global Aggressive Growth Allocation Managed Risk Fund (Service Class): A balance between current income and growth of capital, with a greater emphasis on growth of capital; a fund of funds.
•	LVIP Global Growth Allocation Managed Risk Fund (Service Class): A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital; a fund of funds.
•	LVIP Global Income Fund (Service Class): Current income consistent with preservation of capital.
•	LVIP Global Moderate Allocation Managed Risk Fund (Service Class): A balance between a high level of current income and growth of capital, with an emphasis on growth of capital; a fund of funds.
•	LVIP Goldman Sachs Income Builder Fund (Service Class): To seek a balance of current income and capital appreciation.
•	LVIP Government Money Market Fund (Service Class): Current income while (i)maintaining a stable value of your shares (providing stability of net asset value) and (ii) preserving the value of your initial investment (preservation of capital).
•	LVIP JPMorgan High Yield Fund (Service Class): A high level of current income; capital appreciation is the secondary objective.
•	LVIP JPMorgan Retirement Income Fund (Service Class): Current income and some capital appreciation.
•	LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund (Service Class): Long-term capital appreciation.
•	LVIP Loomis Sayles Global Growth Fund (Service Class): To provide investment results over a full market cycle that, before fees and expenses, are superior to an index that tracks global equities.
•	LVIP MFS International Growth Fund (Service Class): Long-term capital appreciation.
•	LVIP MFS Value Fund (Service Class): Capital appreciation.
•	LVIP Mondrian International Value Fund (Service Class): Long-term capital appreciation as measured by the change in the value of fund shares over a period of three years or longer.
•	LVIP Multi-Manager Global Equity Managed Volatility Fund (Service Class): Long-term growth of capital; a fund of funds.
•	LVIP PIMCO Low Duration Bond Fund (Service Class): To seek a high level of current income consistent with preservation of capital.
•	LVIP SSGA Bond Index Fund (Service Class): To match as closely as practicable, before fees and expenses, the performance of the Barclays Capital U.S. Aggregate Index.
•	LVIP SSGA Conservative Index Allocation Fund (Service Class): To seek a high level of current income, with some consideration given to growth of capital; a fund of funds.
•	LVIP SSGA Conservative Structured Allocation Fund (Service Class): A high level of current income, with some consideration given to growth of capital; a fund of funds.
•	LVIP SSGA Developed International 150 Fund (Service Class): To maximize long-term capital appreciation.
•	LVIP SSGA Emerging Markets 100 Fund (Service Class): To maximize long-term capital appreciation.
•	LVIP SSGA Emerging Markets Equity Index Fund (Service Class): A balance between current income and growth of capital, with a greater emphasis on growth of capital.
•	LVIP SSGA Global Tactical Allocation Managed Volatility Fund (Service Class): Long-term growth of capital; a fund of funds.
•	LVIP SSGA International Index Fund (Service Class): To approximate as closely as practicable, before fees and expenses, the performance of a broad market index of non-U.S. foreign securities.
•	LVIP SSGA International Managed Volatility Fund (Service Class): Capital appreciation; a fund of funds.
•	LVIP SSGA Large Cap 100 Fund (Service Class): To maximize long-term capital appreciation.
•	LVIP SSGA Mid-Cap Index Fund (Service Class): To seek to approximate as closely as practicable, before fees and expenses, the performance of a broad market index that emphasizes stocks of mid-sized U.S. companies.
•	LVIP SSGA Moderate Index Allocation Fund (Service Class): To seek a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital; a fund of funds.
•	LVIP SSGA Moderate Structured Allocation Fund (Service Class): A balance between a high level of current income and growth of capital, with an emphasis on growth of capital; a fund of funds.
•	LVIP SSGA Moderately Aggressive Index Allocation Fund (Service Class): To seek a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital; a fund of funds.
•	LVIP SSGA Moderately Aggressive Structured Allocation Fund (Service Class): A balance between high level of current income and growth of capital, with a greater emphasis on growth of capital; a fund of funds.
•	LVIP SSGA S&P 500 Index Fund (Service Class): To approximate as closely as practicable, before fees and expenses, the total rate of return of common stocks publicly traded in the United States, as represented by the S&P 500 Index.
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•	LVIP SSGA Short-Term Bond Index Fund (Service Class): To provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the short-term U.S. corporate bond market.
•	LVIP SSGA Small-Cap Index Fund (Service Class): To approximate as closely as practicable, before fees and expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small U.S. companies.
•	LVIP SSGA Small-Mid Cap 200 Fund (Service Class): To maximize long-term capital appreciation.
•	LVIP T. Rowe Price Growth Stock Fund (Service Class): Long-term capital growth.
•	LVIP T. Rowe Price Structured Mid-Cap Growth Fund (Service Class): To maximize capital appreciation.
•	LVIP U.S. Aggressive Growth Allocation Managed Risk Fund (Service Class): A balance between current income and growth of capital, with a greater emphasis on growth of capital; a fund of funds.
•	LVIP Vanguard Domestic Equity ETF Fund (Service Class): Long-term capital appreciation; a fund of funds.
•	LVIP Vanguard International Equity ETF Fund (Service Class): Long-term capital appreciation; a fund of funds.
•	LVIP Wellington Capital Growth Fund (Service Class): Capital growth.
•	LVIP Wellington Mid-Cap Value Fund (Service Class): Long-term capital appreciation.
•	LVIP Western Asset Core Bond Fund (Service Class): Maximize total return.
Lord Abbett Series Fund, Inc., advised by Lord, Abbett & Co. LLC
•	Lord Abbett Series Fund Bond Debenture Portfolio (Class VC): To seek high current income and the opportunity for capital appreciation to produce a high total return.
•	Lord Abbett Series Fund Developing Growth Portfolio (Class VC): Long-term growth of capital.
•	Lord Abbett Series Fund Short Duration Income Portfolio (Class VC): To seek high level of income consistent with preservation of capital.
MFS® Variable Insurance Trust, advised by Massachusetts Financial Services Company
•	MFS® VIT Growth Series (Service Class): Capital appreciation.
•	MFS® VIT Total Return Series (Service Class): Total return.
•	MFS® VIT Utilities Series (Service Class): Total return.
MFS® Variable Insurance Trust II, advised by Massachusetts Financial Services Company
•	MFS® VIT II International Value Portfolio (Service Class): Capital appreciation.
Morgan Stanley Variable Insurance Fund, Inc. (VIF), advised by Morgan Stanley Investment Management, Inc.
•	Morgan Stanley VIF Global Infrastructure Portfolio (Class II): To seek both capital appreciation and current income.
Oppenheimer Variable Account Funds, advised by Oppenheimer Funds, Inc.
•	Oppenheimer International Growth Fund/VA (Service Shares): Capital appreciation.
Subject to shareholder approval, this fund will be reorganized into the Invesco Oppenheimer International Growth Fund on or about May 24, 2019. Consult your registered representative.
•	Oppenheimer Main Street Small Cap Fund®/VA (Service Shares): Capital appreciation.
Subject to shareholder approval, this fund will be reorganized into the Invesco Oppenheimer Main Street Small Cap Fund® on or about May 24, 2019. Consult your registered representative.
PIMCO Variable Insurance Trust, advised by PIMCO
•	PIMCO VIT All Asset All Authority Portfolio (Advisor Class): Maximum real return, consistent with preservation of real capital and prudent investment management; a fund of funds.
•	PIMCO VIT CommodityRealReturn® Strategy Portfolio (Advisor Class): Maximum real return, consistent with prudent investment management.
This fund is not available in contracts issued on or after January 9, 2017.
•	PIMCO VIT Dynamic Bond Portfolio (Advisor Class): To seek maximum long-term return, consistent with preservation of capital and prudent investment management.
(formerly PIMCO VIT Unconstrained Bond Portfolio)
This fund is not available in contracts issued on or after January 9, 2017.
•	PIMCO VIT Emerging Markets Bond Portfolio (Advisor Class): To seek maximum total return, consistent with preservation of
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capital and prudent investment management. This fund is not available in contracts issued on or after January 9, 2017.
Putnam Variable Trust, advised by Putnam Investment Management, LLC
•	Putnam VT George Putnam Balanced Fund (Class IB): Balanced investment composed of a well-diversified portfolio of stocks and bonds which produce both capital growth and current income.
•	Putnam VT Global Health Care Fund (Class IB): Capital appreciation.
•	Putnam VT Income Fund (Class IB): High current income consistent with what the manager believes to be prudent risk.
•	Putnam VT Multi-Asset Absolute Return Fund (Class IB): To seek positive total return.
Rydex Variable Trust, advised by Security Investors, LLC.
•	Guggenheim VT Long Short Equity: Long-term capital appreciation.
•	Guggenheim VT Multi-Hedge Strategies: To seek long-term capital appreciation with less risk than traditional equity funds.
SEI Insurance Products Trust, advised by SEI Investments Management Corporation.
•	SEI VP Market Growth Strategy Fund (Class III): To seek capital appreciation; a fund of funds.
•	SEI VP Market Plus Strategy Fund (Class III): Long-term capital appreciation; a fund of funds.
VanEck VIP Trust, advised by Van Eck Associates Corporation.
•	VanEck VIP Global Hard Assets Fund (Class S Shares): Long-term capital appreciation by investing primarily in hard asset securities; a fund of funds.
Virtus Variable Insurance Trust, advised by Virtus Investment Advisers, Inc.
•	Virtus Newfleet Multi-Sector Intermediate Bond Series (Class A Shares): Long-term total return.
1	Investments in Delaware VIP Series, Delaware Funds, LVIP Delaware Funds or Lincoln Life accounts managed by Macquarie Investment Management Advisers, a series of Macquarie Investments Management Business Trust, are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46008 583 542 and its holding companies, including their subsidiaries or related companies, and are subject to investment risk, including possible delays in prepayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the series or funds or accounts, the repayment of capital from the series or funds or account, or any particular rate of return.
Fund Shares
We will purchase shares of the funds at net asset value and direct them to the appropriate Subaccounts of the VAA. We will redeem sufficient shares of the appropriate funds to pay Annuity Payouts, Death Benefits, surrender/withdrawal proceeds or for other purposes described in the contract. If you want to transfer all or part of your investment from one Subaccount to another, we may redeem shares held in the first Subaccount and purchase shares of the other. Redeemed shares are retired, but they may be reissued later.
Shares of the funds are not sold directly to the general public. They are sold to us, and may be sold to other insurance companies, for investment of the assets of the Subaccounts established by those insurance companies to fund variable annuity and variable life insurance contracts.
When a fund sells any of its shares both to variable annuity and to variable life insurance separate accounts, it is said to engage in mixed funding. When a fund sells any of its shares to separate accounts of unaffiliated life insurance companies, it is said to engage in shared funding.
The funds currently engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interest of various Contractowners participating in a fund could conflict. Each of the fund’s Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. The funds do not foresee any disadvantage to Contractowners arising out of mixed or shared funding. If such a conflict were to occur, one of the separate accounts might withdraw its investment in a fund. This might force a fund to sell portfolio securities at disadvantageous prices. See the prospectuses for the funds.
Reinvestment of Dividends and Capital Gain Distributions
All dividends and capital gain distributions of the funds are automatically reinvested in shares of the distributing funds at their net asset value on the date of distribution. Dividends are not paid out to Contractowners as additional units, but are reflected as changes in unit values.
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Addition, Deletion or Substitution of Investments
We reserve the right, within the law, to make certain changes to the structure and operation of the VAA at our discretion and without your consent. We may add, delete, or substitute funds for all Contractowners or only for certain classes of Contractowners. New or substitute funds may have different fees and expenses, and may only be offered to certain classes of Contractowners.
Substitutions may be made with respect to existing investments or the investment of future Purchase Payments, or both. In the event of a substitution, the Contract Value allocated to the existing fund will be allocated to the substitute fund. Any future allocations to the substitute fund will automatically be allocated according to the instructions we have on file for you unless otherwise instructed by you. If we don’t have instructions from you on file, your Purchase Payments will be allocated to the substitute fund.
We may close Subaccounts to allocations of Purchase Payments or Contract Value, or both, at any time in our sole discretion. The funds, which sell their shares to the Subaccounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Subaccounts. In the event of a fund closure, any Contract Value you have invested in the closed fund will remain in that fund until you transfer it elsewhere. Any future allocation to the closed fund will be allocated in accordance with the instructions we have on file for you unless you instruct us otherwise.
In addition, a Subaccount may become unavailable due to the liquidation of its underlying fund portfolio. To the extent permitted by applicable law, upon notice to you and unless you otherwise instruct us, we will re-allocate any Contract Value in the liquidated fund to the money market subaccount or a subaccount investing in another underlying fund portfolio designated by us. Any future allocations to the liquidated fund will automatically be allocated according to the instructions we have on file for you unless you instruct us otherwise.
From time to time, certain of the underlying funds may merge with other funds. If a merger of an underlying fund occurs, the Contract Value allocated to the existing fund will be merged into the surviving underlying fund. Any future allocations to the merged fund will automatically be allocated according to the instructions we have on file for you unless you instruct us otherwise. If we don’t have instructions from you on file, your Purchase Payment will be allocated to the surviving underlying fund.
We may also:
•	remove, combine, or add Subaccounts and make the new Subaccounts available to you at our discretion;
•	transfer assets supporting the contracts from one Subaccount to another or from the VAA to another separate account;
•	combine the VAA with other separate accounts and/or create new separate accounts;
•	deregister the VAA under the 1940 Act; and
•	operate the VAA as a management investment company under the 1940 Act or as any other form permitted by law.
We may modify the provisions of the contracts to reflect changes to the Subaccounts and the VAA and to comply with applicable law. We will not make any changes without any necessary approval by the SEC. We will also provide you written notice.
Charges and Other Deductions
We will deduct the charges described below to cover our costs and expenses, services provided and risks assumed under the contracts. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder.
Our administrative services include:
•	processing applications for and issuing the contracts;
•	processing purchases and redemptions of fund shares as required (including dollar cost averaging, portfolio rebalancing, and automatic withdrawal services – See Additional Services and the SAI for more information on these programs);
•	maintaining records;
•	administering Annuity Payouts;
•	furnishing accounting and valuation services (including the calculation and monitoring of daily Subaccount values);
•	reconciling and depositing cash receipts;
•	providing contract confirmations;
•	providing toll-free inquiry services; and
•	furnishing telephone and other electronic surrenders, withdrawals and fund transfer services.
The risks we assume include:
•	the risk that Annuitants upon which Annuity Payouts are based live longer than we assumed when we calculated our guaranteed rates (these rates are incorporated in the contract and cannot be changed);
•	the risk that more Contractowners than expected will qualify for waivers of the surrender charge;
•	the risk that our costs in providing the services will exceed our revenues from contract charges (which we cannot change).
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The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the description of the charge. For example, the surrender charge collected (if applicable) may not fully cover all of the sales and distribution expenses actually incurred by us. Any remaining expenses will be paid from our general account which may consist, among other things, of proceeds derived from mortality and expense risk charges deducted from the account. We may profit from one or more of the fees and charges deducted under the contract. We may use these profits for any corporate purpose, including financing the distribution of the contracts.
Deductions from the VAA
For the base contract, we apply a charge to the average daily net asset value of the Subaccounts based on which contract you choose. Those charges are equal to an annual rate of:
Account Value Death Benefit
B-Share:
Mortality and expense risk charge	1.00%
Administrative charge	0.10%
Total annual charge for each Subaccount	1.10%
C-Share:
Mortality and expense risk charge	1.15%
Administrative charge	0.10%
Total annual charge for each Subaccount	1.25%
Surrender Charge
For B-Share contracts only, a surrender charge applies (except as described below) to surrenders and withdrawals of Purchase Payments that have been invested for the periods indicated below. The surrender charge is calculated separately for each Purchase Payment. The contract anniversary is the annually occurring date beginning with the effective date of the contract. For example, if the effective date of your contract is January 1st, your contract anniversary would be on January 1st of each subsequent year.
	Number of contract anniversaries since Purchase Payment was invested
	0	1	2	3	4	5
Surrender charge as a percentage of the surrendered or withdrawn Purchase Payments	7%	6%	5%	4%	3%	0%
A surrender charge does not apply to:
•	A surrender or withdrawal of a Purchase Payment beyond the fifth anniversary since the Purchase Payment was invested;
•	Withdrawals of Contract Value during a Contract Year to the extent that the total Contract Value withdrawn during the current Contract Year does not exceed the free amount. The free amount is equal to the greater of 10% of the current Contract Value or 10% of the total Purchase Payments (this does not apply upon surrender of the contract);
•	Purchase Payments used in the calculation of the initial benefit payment to be made under an Annuity Payout option, other than the i4LIFE® Advantage option;
•	A surrender or withdrawal of any Purchase Payments, as a result of permanent and total disability of the Contractowner. Permanent and total disability is a disability that prevents the Contractowner from engaging in any occupation for remuneration or profit and which has existed continuously for a period of twelve months and begins prior to the 65th birthday of the disabled Contractowner, provided that written proof of total disability is sent to us at our Servicing Office;
•	A surviving spouse, at the time he or she assumes ownership of the contract as a result of the death of the original owner (however, the surrender charge schedule of the original contract will continue to apply to the spouse's contract);
•	A surrender or withdrawal of any Purchase Payments, as a result of the admittance of the Contractowner to an accredited nursing home or equivalent health care facility, where the admittance into the facility occurs after the effective date of the contract and the owner has been confined for at least 90 consecutive days;
•	A surrender or withdrawal of any Purchase Payments as a result of the diagnosis of a terminal illness of the Contractowner. Diagnosis of a terminal illness must be after the effective date of the contract and results in a life expectancy of less than one year as determined by a qualified professional medical practitioner;
•	A surrender of the contract as a result of the death of the Contractowner or Annuitant;
•	Purchase Payments when used in the calculation of the initial Account Value under the i4LIFE® Advantage option;
•	Regular Income Payments made under i4LIFE® Advantage or periodic payments made under any Annuity Payout option made available by us.
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For purposes of calculating the surrender charge on withdrawals, we assume that:
1.	The free amount will be withdrawn from Purchase Payments on a first in-first out (“FIFO”) basis.
2.	Prior to the fifth anniversary of the contract, any amount withdrawn above the free amount during a Contract Year will be withdrawn in the following order:
•	from Purchase Payments (on a FIFO basis) until exhausted; then
•	from earnings until exhausted.
3.	On or after the fifth anniversary of the contract, any amount withdrawn above the free amount during a Contract Year will be withdrawn in the following order:
•	from Purchase Payments (on a FIFO basis) to which a surrender charge no longer applies until exhausted; then
•	from earnings and Large Account Credits, if any, until exhausted; then
•	from Purchase Payments (on a FIFO basis) to which a surrender charge still applies until exhausted.
We apply the surrender charge as a percentage of Purchase Payments, which means that you would pay the same surrender charge at the time of surrender regardless of whether your Contract Value has increased or decreased. The surrender charge is calculated separately for each Purchase Payment. The surrender charges associated with surrender or withdrawal are paid to us to compensate us for the loss we experience on contract distribution costs when Contractowners surrender or withdraw before distribution costs have been recovered.
There are charges associated with surrender of a contract or withdrawal of Contract Value. You may specify whether these charges are deducted from the amount you request to be withdrawn or from the remaining Contract Value. If the charges are deducted from the remaining Contract Value, the amount of the total withdrawal will increase according to the impact of the applicable surrender charge percentage; consequently, the dollar amount of the surrender charge associated with the withdrawal will also increase. In other words, the dollar amount deducted to cover the surrender charge is also subject to a surrender charge.
If the Contractowner is a corporation or other non-individual (non-natural person), the Annuitant or joint Annuitant will be considered the Contractowner or joint owner for purposes of determining when a surrender charge does not apply.
Account Fee
During the accumulation period, we will deduct an account fee of $35 from the Contract Value on each contract anniversary to compensate us for the administrative services provided to you; this account fee will also be deducted from the Contract Value upon surrender. The account fee will be waived after the fifteenth Contract Year. The account fee will be waived for any contract with a Contract Value that is equal to or greater than $100,000 on the contract anniversary (or date of surrender).
Rider Charge
i4LIFE® Advantage Charge. While this rider is in effect, there is a daily charge for i4LIFE® Advantage that is based on your Account Value. The initial Account Value is your Contract Value on the Valuation Date i4LIFE® Advantage becomes effective, less any applicable premium taxes. During the Access Period, your Account Value equals the total value of all of the Contractowner's Accumulation Units plus the Contractowner's value in the fixed account, and will be reduced by Regular Income Payments made as well as any withdrawals.
The annual i4LIFE® Advantage charge rate is:
	B-Share	C-Share
Account Value Death Benefit	1.50%	1.65%
During the Lifetime Income Period, the rate for all share classes is 1.50%. This rate consists of a mortality and expense risk and administrative charge. These charge rates replace the Separate Account Annual Expenses for the base contract. If your Contract Value had reached the $1 million threshold immediately prior to the beginning of the Lifetime Income Period under i4LIFE® Advantage, this charge will be reduced by 0.15% during the Lifetime Income Period. i4LIFE® Advantage and the charge will begin on the Periodic Income Commencement Date which is the Valuation Date on which the Regular Income Payment is determined and the beginning of the Access Period. Refer to the i4LIFE® Advantage section for explanations of the Account Value, the Access Period, the Lifetime Income Period, and the Periodic Income Commencement Date.
Deductions for Premium Taxes
Any premium tax or other tax levied by any governmental entity as a result of the existence of the contracts or the VAA will be deducted from the Contract Value, unless the governmental entity dictates otherwise, when incurred, or at another time of our choosing.
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The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation or by judicial action. These premium tax rates generally depend upon the law of your state of residence. The tax rates range from zero to 5%. Currently, there is no premium tax levied for New York residents.
Other Charges and Deductions
The mortality and expense risk and administrative charge of 1.10% of the value in the VAA will be assessed on all variable Annuity Payouts (except for i4LIFE® Advantage, which has a different charge), including options that may be offered that do not have a life contingency and therefore no mortality risk. This charge covers the expense risk and administrative services listed previously in this prospectus. The expense risk is the risk that our costs in providing the services will exceed our revenues from contract charges. If your Contract Value had reached the $1 million threshold immediately prior to the Annuity Commencement Date, this charge will be reduced by 0.15%.
There are additional deductions from and expenses paid out of the assets of the underlying funds that are more fully described in the prospectuses for the funds. Among these deductions and expenses are 12b-1 fees which reimburse us or an affiliate for certain expenses incurred in connection with certain administrative and distribution support services provided to the funds.
Additional Information
The charges described previously may be reduced or eliminated for any particular contract. However, these reductions may be available only to the extent that we anticipate lower distribution and/or administrative expenses, or that we perform fewer sales or administrative services than those originally contemplated in establishing the level of those charges, or when required by law. Lower distribution and administrative expenses may be the result of economies associated with:
•	the use of mass enrollment procedures,
•	the performance of administrative or sales functions by the employer,
•	the use by an employer of automated techniques in submitting deposits or information related to deposits on behalf of its employees, or
•	any other circumstances which reduce distribution or administrative expenses.
The exact amount of charges and fees applicable to a particular contract will be stated in that contract.
The Contracts
Contracts Offered in this Prospectus
This prospectus describes two separate annuity contracts:
•	Lincoln Investor Advantage® B-Share
•	Lincoln Investor Advantage® C-Share
Each contract offers you the Account Value Death Benefit, i4LIFE® Advantage and any of the payout options described in this prospectus. Each contract has its own mortality and expense risk charge and if applicable, surrender charge schedule. In deciding what contract to purchase, you should consider the amount of mortality and expense risk and surrender charges you are willing to bear relative to your needs. In deciding whether to purchase an optional benefit, you should consider the desirability of the benefit relative to its additional cost and to your needs.
Optional benefits are described later in this prospectus. You should check with your registered representative regarding availability.
Lincoln Investor Advantage® B-Share
The B-Share annuity contract has a total mortality and expense risk and administrative charge of 1.10% . It has a declining five-year surrender charge on each Purchase Payment. i4LIFE® Advantage is available for an additional charge.
Lincoln Investor Advantage® C-Share
The C-Share annuity contract has a total mortality and expense risk and administrative charge of 1.25%. The surrender charge does not apply to the C-Share contract. The DCA fixed account is not available on the C-Share contract. i4LIFE® Advantage is available for an additional charge.
Since the B-Share contract has a surrender charge period, it offers less liquidity than the C-Share contract. The C-Share contract has no surrender charge, and offers greater liquidity than the B-Share contract, but has a higher mortality and expense risk and administrative charge. The B-Share contract may be more appropriate for someone with a longer investment time horizon, who does not intend to withdraw Contract Value in excess of the free withdrawal amount during the surrender charge period, and who seeks a lower cost contract. The C-Share contract may be more appropriate for someone who may want to withdraw Contract Value in excess of the free withdrawal amount soon after purchasing the contract, and is willing to pay a higher mortality and expense risk charge.
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Determination of the appropriate balance between accessing your Contract Value and the impact of the separate account charge on your Contract Value are important factors to consider. You should consider discussing the benefits and costs of the different share classes with your registered representative.
Purchase of Contracts
If you wish to purchase a contract, you must apply for it through a registered representative authorized by us. The completed application is sent to us and we decide whether to accept or reject it. If the application is accepted, a contract is prepared and executed by our legally authorized officers. The contract is then sent to you either directly or through your registered representative. See Distribution of the Contracts. The purchase of multiple contracts with identical Contractowners, Annuitants and Beneficiaries will be allowed only upon Servicing Office approval.
When a completed application and all other information necessary for processing a purchase order is received in Good Order at our Servicing Office, an initial Purchase Payment will be priced no later than two business days after we receive the order. If you submit your application and/or initial Purchase Payment to your registered representative, we will not begin processing your purchase order until we receive the application and initial Purchase Payment from your registered representative’s broker-dealer. While attempting to finish an incomplete application, we may hold the initial Purchase Payment for no more than five business days unless we receive your consent to our retaining the payment until the application is completed. If the incomplete application cannot be completed within those five days and we have not received your consent, you will be informed of the reasons, and the Purchase Payment will be returned immediately. Once the application is complete, we will allocate your initial Purchase Payment within two business days.
Who Can Invest
To apply for a contract, you must be of legal age in a state where the contracts may be lawfully sold and also be eligible to participate in any of the qualified or nonqualified plans for which the contracts are designed. At the time of issue, the Contractowner, joint owner and Annuitant must be under age 86 (or for C-Share nonqualified contracts only, under age 90, subject to additional terms and limitations and Servicing Office approval). Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account in an effort to help the government fight the funding of terrorism and money laundering activities. When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. We may also ask to see your driver's license, photo i.d. or other identifying documents.
In accordance with anti-money laundering laws and federal economic sanction policy, the Company may be required in a given instance to reject a Purchase Payment and/or freeze a Contractowner’s account. This means we could refuse to honor requests for transfers, withdrawals, surrenders or Death Benefits. Once frozen, monies would be moved from the VAA and fixed account, if any, to an interest-bearing account maintained solely for the Contractowner, and held in that account until instructions are received from the appropriate regulator.
Do not purchase this contract if you plan to use it, or any of its riders, for speculation, arbitrage, viatical arrangement, or other similar investment scheme. The contract may not be resold, traded on any stock exchange, or sold on any secondary market.
If you are purchasing the contract through a tax-favored arrangement, including traditional IRAs and Roth IRAs, you should consider carefully the costs and benefits of the contract (including annuity income benefits) before purchasing the contract, since the tax-favored arrangement itself provides tax-deferred growth.
Replacement of Existing Insurance
Careful consideration should be given prior to surrendering or withdrawing money from an existing insurance contract to purchase a contract described in this prospectus. Surrender charges may be imposed on your existing contract and/or a new surrender charge period may be imposed with the purchase of, or transfer into, this contract. The benefits offered under this contract may be less favorable or more favorable than the benefits offered under your current contract. It also may have different charges. You should also consult with your registered representative and/or your tax advisor prior to making an exchange. Cash surrenders from an existing contract may be subject to tax and tax penalties.
Purchase Payments
You may make Purchase Payments to the contract at any time, prior to the Annuity Commencement Date, subject to certain conditions. You are not required to make any additional Purchase Payments after the initial Purchase Payment. The minimum initial Purchase Payment is $10,000. The minimum initial Contract Value for nonqualified C-Share contracts where i4LIFE® Advantage is elected, and where the Contractowner, joint owner and Annuitant are ages 86 to 89 (subject to additional terms and limitations and Servicing Office approval) is $50,000. The minimum annual amount for additional Purchase Payments is $300. Please check with your registered representative about making additional Purchase Payments. The minimum payment to the contract at any one time must be at least $100 ($25 if transmitted electronically). If a Purchase Payment is submitted that does not meet the minimum amount, we will contact you to ask whether additional money will be sent, or whether we should return the Purchase Payment to you.
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Purchase Payments totaling $5 million or more are subject to Servicing Office approval, and Purchase Payments totaling more than $10 million will not be accepted. These amounts take into consideration the total Purchase Payments for all existing Lincoln Investor Advantage® contracts for the same Contractowner, joint owner, and/or Annuitant. We may surrender your contract in accordance with New York law, if your Contract Value drops below $2,000 for any reason, including if your Contract Value drops due to the performance of the Subaccounts you selected. Purchase Payments may be made or, if stopped, resumed at any time until the Annuity Commencement Date, the surrender of the contract, or the death of the Contractowner, whichever comes first.
In addition to the specific Purchase Payment restrictions and limitations immediately above, upon advance written notice, we reserve the right to further limit, restrict, or suspend Purchase Payments made to the contract.
These restrictions and limitations will limit your ability to increase your Contract Value (or Account Value under i4LIFE® Advantage) by making additional Purchase Payments to the contract. You should carefully consider these limitations and restrictions, and any other limitations and restrictions of the contract, and how they may impact your long-term investment plans, especially if you intend to increase Contract Value (or Account Value under i4LIFE® Advantage) by making additional Purchase Payments over a long period of time.
Large Account Credit
Contractowners will receive a Large Account Credit when your Contract Value reaches a threshold of $1 million. During the first Contract Year, the Large Account Credit will apply if either the cumulative Purchase Payments (decreased by withdrawals taken since the contract effective date or Regular Income Payments under i4LIFE® Advantage) or the Contract Value (or Account Value under i4LIFE® Advantage) is equal to or greater than $1 million on the quarterly Valuation Date. The amount of the Large Account Credit during the first Contract Year will be calculated by multiplying the greater of: 1) the amount of cumulative Purchase Payments (less any withdrawals since the contract effective date or Regular Income Payments under i4LIFE® Advantage); or 2) the value of the Subaccounts at the time of the credit, by 0.15% (0.0375% quarterly).
After the first Contract Year anniversary, the Large Account Credit will apply if the Contract Value (or Account Value under i4LIFE® Advantage) equals or exceeds $1 million on the quarterly Valuation Date. The amount of the Large Account Credit will be calculated by multiplying the value of the Subaccounts at the time of the credit by 0.15% (0.0375% quarterly).
The Large Account Credit will be allocated to the Subaccounts in proportion to the Contract Value (or Account Value under i4LIFE® Advantage) in each variable Subaccount on the quarterly Valuation Date. There is no additional charge to receive this Large Account Credit, and in no case will the Large Account Credit be less than zero. The amount of any Large Account Credit received will be noted on your quarterly statement. Confirmation statements for each individual transaction will not be issued. Large Account Credits are not considered Purchase Payments.
The Large Account Credit will end on the Annuity Commencement Date or when the Lifetime Income Period begins under i4LIFE® Advantage.
Valuation Date
Accumulation and Annuity Units will be valued once daily at the close of trading (normally, 4:00 p.m., New York time) on each day the New York Stock Exchange is open (Valuation Date). On any date other than a Valuation Date, the Accumulation Unit value and the Annuity Unit value will not change.
Allocation of Purchase Payments
Purchase Payments allocated to the variable side of the contract are placed into the VAA’s Subaccounts, according to your instructions. You may also allocate Purchase Payments to the fixed account, if available.
The minimum amount of any Purchase Payment which can be put into any one Subaccount is $20.
Purchase Payments received from you or your broker-dealer in Good Order at our Servicing Office prior to the close of the New York Stock Exchange (normally 4:00 p.m., New York time), will be processed using the Accumulation Unit value computed on that Valuation Date. Purchase Payments received in Good Order after market close will be processed using the Accumulation Unit value computed on the next Valuation Date. Purchase Payments submitted to your registered representative will generally not be processed by us until they are received from your registered representative’s broker-dealer. If your broker-dealer submits your Purchase Payment to us through the Depository Trust and Clearing Corporation (DTCC) or, pursuant to terms agreeable to us, uses a proprietary order placement system to submit your Purchase Payment to us, and your Purchase Payment was placed with your broker-dealer prior to market close, then we will use the Accumulation Unit value computed on that Valuation Date when processing your Purchase Payment. Purchase Payments placed with your broker-dealer after market close will be processed using the Accumulation Unit value computed on the next Valuation Date. There may be circumstances under which the New York Stock Exchange may close early (prior to 4:00 p.m., New York time). In such instances, Purchase Payments received after such early market close will be processed using the Accumulation Unit value computed on the next Valuation Date.
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The number of Accumulation Units determined in this way is not impacted by any subsequent change in the value of an Accumulation Unit. However, the dollar value of an Accumulation Unit will vary depending not only upon how well the underlying fund’s investments perform, but also upon the expenses of the VAA and the underlying funds.
Valuation of Accumulation Units
Purchase Payments allocated to the VAA are converted into Accumulation Units. This is done by dividing the amount allocated by the value of an Accumulation Unit for the Valuation Period during which the Purchase Payments are allocated to the VAA. The Accumulation Unit value for each Subaccount was or will be established at the inception of the Subaccount. It may increase or decrease from Valuation Period to Valuation Period. Accumulation Unit values are affected by investment performance of the funds, fund expenses, and the contract charges. The Accumulation Unit value for a Subaccount for a later Valuation Period is determined as follows:
1.	The total value of the fund shares held in the Subaccount is calculated by multiplying the number of fund shares owned by the Subaccount at the beginning of the Valuation Period by the net asset value per share of the fund at the end of the Valuation Period, and adding any dividend or other distribution of the fund if an ex-dividend date occurs during the Valuation Period; minus
2.	The liabilities of the Subaccount at the end of the Valuation Period; these liabilities include daily charges imposed on the Subaccount, and may include a charge or credit with respect to any taxes paid or reserved for by us that we determine result from the operations of the VAA; and
3.	The result is divided by the number of Subaccount units outstanding at the beginning of the Valuation Period.
The daily charges imposed on a Subaccount for any Valuation Period are equal to the daily mortality and expense risk charge and the daily administrative charge multiplied by the number of calendar days in the Valuation Period. Contracts with different features have different daily charges, and therefore, will have different corresponding Accumulation Unit values on any given day. In certain circumstances (for example, when separate account assets are less than $1,000), and when permitted by law, it may be prudent for us to use a different standard industry method for this calculation, called the Net Investment Factor method. We will achieve substantially the same result using either method.
Transfers On or Before the Annuity Commencement Date
After the first 30 days from the effective date of your contract, you may transfer all or a portion of your investment from one Subaccount to another. A transfer among Subaccounts involves the surrender of Accumulation Units in one Subaccount and the purchase of Accumulation Units in the other Subaccount. A transfer will be done using the respective Accumulation Unit values determined at the end of the Valuation Date on which the transfer request is received.
Transfers (among the Subaccounts and as permitted between the variable and fixed accounts) are limited to 12 per Contract Year unless otherwise authorized by us. Currently there is no charge for a transfer. However, we reserve the right to impose a charge in the future of up to $25 per transfer, for transfers after the first 12 within a Contract Year. This limit does not apply to transfers made under the automatic transfer programs of dollar cost averaging or portfolio rebalancing programs elected on forms available from us. See Additional Services and the SAI for more information on these programs. These transfer rights and restrictions also apply during the i4LIFE® Advantage Access Period (the time period during which you may make withdrawals from the i4LIFE® Advantage Account Value). See i4LIFE® Advantage.
The minimum amount which may be transferred between Subaccounts is $300 (or the entire amount in the Subaccount, if less than $300). If the transfer from a Subaccount would leave you with less than $300 in the Subaccount, we may transfer the total balance of the Subaccount.
A transfer request may be made to our Servicing Office in writing or by fax. A transfer request may also be made by telephone or other electronic means, provided the appropriate authorization is on file with us. Our address, telephone number, and Internet address are on the first page of this prospectus. Requests for transfers will be processed on the Valuation Date that they are received when they are received in Good Order at our Servicing Office before the close of the New York Stock Exchange (normally 4:00 p.m., New York time). If we receive a transfer request in Good Order after market close, we will process the request using the Accumulation Unit value computed on the next Valuation Date.
There may be circumstances under which the New York Stock Exchange may close early (prior to 4:00 p.m., New York time). In such instances transfers received after such early market close will be processed using the Accumulation Unit value computed on the next Valuation Date.
We may defer or reject a transfer request that is subject to a restriction imposed by an underlying fund.
After the first 30 days from the effective date of your contract, if your contract offers a fixed account, you may also transfer all or any part of the Contract Value from the Subaccount(s) to the fixed side of the contract, except during periods when (if permitted by your contract) we have discontinued accepting transfers into the fixed side of the contract. The minimum amount which can be transferred to a fixed account is $2,000 or the total amount in the Subaccount if less than $2,000. However, if a transfer from a Subaccount would leave you with less than $300 in the Subaccount, we may transfer the total amount to the fixed side of the contract.
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You may also transfer part of the Contract Value from a fixed account to the Subaccount(s) subject to the following restrictions:
•	total fixed account transfers are limited to 25% of the value of that fixed account in any 12-month period; and
•	the minimum amount that can be transferred is $300 or, if less, the amount in the fixed account.
Because of these restrictions, it may take several years to transfer all of the Contract Value in the fixed accounts to the Subaccounts. You should carefully consider whether the fixed account meets your investment criteria.
Transfers may be delayed as permitted by the 1940 Act. See Delay of Payments.
Telephone and Electronic Transactions
A surrender, withdrawal, or transfer request may be made to our Servicing Office in writing or by fax. These transactions may also be made by telephone or other electronic means, provided the appropriate authorization is on file with us. In order to prevent unauthorized or fraudulent transfers, we may require certain identifying information before we will act upon instructions. We may also assign the Contractowner a Personal Identification Number (PIN) to serve as identification. We will not be liable for following instructions we reasonably believe are genuine. Telephone and other electronic requests will be recorded and written confirmation of all transactions will be mailed to the Contractowner on the next Valuation Date.
Please note that the telephone and/or electronic devices may not always be available. Any telephone, fax machine or other electronic device, whether it is yours, your service provider’s, or your agent’s, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your request by writing to our Servicing Office.
Market Timing
Frequent, large, or short-term transfers among Subaccounts and the fixed account, such as those associated with “market timing” transactions, can affect the funds and their investment returns. Such transfers may dilute the value of the fund shares, interfere with the efficient management of the fund's portfolio, and increase brokerage and administrative costs of the funds. As an effort to protect our Contractowners and the funds from potentially harmful trading activity, we utilize certain market timing policies and procedures (the “Market Timing Procedures”). Our Market Timing Procedures are designed to detect and prevent such transfer activity among the Subaccounts and the fixed account that may affect other Contractowners or fund shareholders.
In addition, the funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the funds describe any such policies and procedures, which may be more or less restrictive than the frequent trading policies and procedures of other funds and the Market Timing Procedures we have adopted to discourage frequent transfers among Subaccounts. While we reserve the right to enforce these policies and procedures, Contractowners and other persons with interests under the contracts should be aware that we may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the funds. However, under SEC rules, we are required to: (1) enter into a written agreement with each fund or its principal underwriter that obligates us to provide to the fund promptly upon request certain information about the trading activity of individual Contractowners, and (2) execute instructions from the fund to restrict or prohibit further purchases or transfers by specific Contractowners who violate the excessive trading policies established by the fund.
You should be aware that the purchase and redemption orders received by the funds generally are “omnibus” orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance contracts. The omnibus nature of these orders may limit the funds’ ability to apply their respective disruptive trading policies and procedures. We cannot guarantee that the funds (and thus our Contractowners) will not be harmed by transfer activity relating to the retirement plans and/or other insurance companies that may invest in the funds. In addition, if a fund believes that an omnibus order we submit may reflect one or more transfer requests from Contractowners engaged in disruptive trading activity, the fund may reject the entire omnibus order.
Our Market Timing Procedures detect potential “market timers” by examining the number of transfers made by Contractowners within given periods of time. In addition, managers of the funds might contact us if they believe or suspect that there is market timing. If requested by a fund company, we may vary our Market Timing Procedures from Subaccount to Subaccount to comply with specific fund policies and procedures.
We may increase our monitoring of Contractowners who we have previously identified as market timers. When applying the parameters used to detect market timers, we will consider multiple contracts owned by the same Contractowner if that Contractowner has been identified as a market timer. For each Contractowner, we will investigate the transfer patterns that meet the parameters being used to detect potential market timers. We will also investigate any patterns of trading behavior identified by the funds that may not have been captured by our Market Timing Procedures.
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Once a Contractowner has been identified as a market timer under our Market Timing Procedures, we will notify the Contractowner in writing that future transfers (among the Subaccounts and/or the fixed account) will be temporarily permitted to be made only by original signature sent to us by U.S. mail, first-class delivery for the remainder of the Contract Year (or calendar year if the contract is an individual contract that was sold in connection with an employer sponsored plan). Overnight delivery or electronic instructions (which may include telephone, facsimile, or Internet instructions) submitted during this period will not be accepted. If overnight delivery or electronic instructions are inadvertently accepted from a Contractowner that has been identified as a market timer, upon discovery, we will reverse the transaction within 1 or 2 business days. We will impose this “original signature” restriction on that Contractowner even if we cannot identify, in the particular circumstances, any harmful effect from that Contractowner's particular transfers.
Contractowners seeking to engage in frequent, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. Our ability to detect such transfer activity may be limited by operational systems and technological limitations. The identification of Contractowners determined to be engaged in such transfer activity that may adversely affect other Contractowners or fund shareholders involves judgments that are inherently subjective. We cannot guarantee that our Market Timing Procedures will detect every potential market timer. If we are unable to detect market timers, you may experience dilution in the value of your fund shares and increased brokerage and administrative costs in the funds. This may result in lower long-term returns for your investments.
Our Market Timing Procedures are applied consistently to all Contractowners. An exception for any Contractowner will be made only in the event we are required to do so by a court of law. In addition, certain funds available as investment options in your contract may also be available as investment options for owners of other, older life insurance policies issued by us. Some of these older life insurance policies do not provide a contractual basis for us to restrict or refuse transfers which are suspected to be market timing activity. In addition, because other insurance companies and/or retirement plans may invest in the funds, we cannot guarantee that the funds will not suffer harm from frequent, large, or short-term transfer activity among Subaccounts and the fixed accounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.
In our sole discretion, we may revise our Market Timing Procedures at any time without prior notice as necessary to better detect and deter frequent, large, or short-term transfer activity to comply with state or federal regulatory requirements, and/or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). If we modify our Market Timing Procedures, they will be applied uniformly to all Contractowners or as applicable to all Contractowners investing in underlying funds.
Some of the funds have reserved the right to temporarily or permanently refuse payments or transfer requests from us if, in the judgment of the fund’s investment adviser, the fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. To the extent permitted by applicable law, we reserve the right to defer or reject a transfer request at any time that we are unable to purchase or redeem shares of any of the funds available through the VAA, including any refusal or restriction on purchases or redemptions of the fund shares as a result of the funds' own policies and procedures on market timing activities. If a fund refuses to accept a transfer request we have already processed, we will reverse the transaction within 1 or 2 business days. We will notify you in writing if we have reversed, restricted or refused any of your transfer requests. Some funds also may impose redemption fees on short-term trading (i.e., redemptions of mutual fund shares within a certain number of business days after purchase). We reserve the right to administer and collect any such redemption fees on behalf of the funds. You should read the prospectuses of the funds for more details on their redemption fees and their ability to refuse or restrict purchases or redemptions of their shares.
Transfers After the Annuity Commencement Date
You may transfer all or a portion of your investment in one Subaccount to another Subaccount or to the fixed side of the contract, as permitted under your contract. Those transfers will be limited to three times per Contract Year. You may also transfer from a variable Annuity Payout to a fixed Annuity Payout. You may not transfer from a fixed Annuity Payout to a variable Annuity Payout. Once elected, the fixed Annuity Payout is irrevocable.
These provisions also apply during the i4LIFE® Advantage Lifetime Income Period. See i4LIFE® Advantage.
Ownership
The Contractowner on the date of issue will be the person or entity designated in the contract specifications. The Contractowner of a nonqualified contract may name a joint owner.
As Contractowner, you have all rights under the contract. According to New York law, the assets of the VAA are held for the exclusive benefit of all Contractowners and their designated Beneficiaries; and the assets of the VAA are not chargeable with liabilities arising from any other business that we may conduct. We reserve the right to approve all ownership and Annuitant changes. Nonqualified contracts may not be sold, discounted, or pledged as collateral for a loan or for any other purpose. Qualified contracts are not transferable unless allowed under applicable law. Assignments may have an adverse impact on your Death Benefits. We assume no responsibility for the validity or effect of any assignment. Consult your tax advisor about the tax consequences of an assignment.
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Joint Ownership
If a contract has joint owners, the joint owners shall be treated as having equal undivided interests in the contract. Either owner, independently of the other, may exercise any ownership rights in this contract. Not more than two owners (an owner and joint owner) may be named and contingent owners are not permitted.
Annuitant
The following rules apply prior to the Annuity Commencement Date. You may name only one Annuitant (unless you are a tax-exempt entity, then you can name two joint Annuitants). You (if the Contractowner is a natural person) have the right to change the Annuitant at any time by notifying us in writing of the change. However, we reserve the right to approve all Annuitant changes. This may not be allowed if certain riders are in effect. The new Annuitant must be under age 86 (or for C-Share nonqualified contracts only, for Annuitant changes made to contracts issued on and after January 20, 2015, under age 90) as of the effective date of the change. A contingent Annuitant may be named or changed by notifying us in writing. Contingent Annuitants are not allowed on contracts owned by non-natural owners. On or after the Annuity Commencement Date, the Annuitant or joint Annuitants may not be changed and contingent Annuitant designations are no longer applicable.
Surrenders and Withdrawals
Before the Annuity Commencement Date, we will allow the surrender of the contract or a withdrawal of the Contract Value upon your written request on an approved Lincoln distribution request form (available from the Servicing Office), fax, or other electronic means. Withdrawal requests may be made by telephone or our website, subject to certain restrictions. All surrenders and withdrawals may be made in accordance with the rules discussed below. Surrender or withdrawal rights after the Annuity Commencement Date depend on the Annuity Payout option selected.
The amount available upon surrender/withdrawal is the Contract Value less any applicable charges, fees, and taxes at the end of the Valuation Period during which the written request for surrender/withdrawal is received in Good Order at the Servicing Office. If we receive a surrender or withdrawal request in Good Order at our Servicing Office before the close of the NYSE (normally 4:00 p.m., New York time), we will process the request using the Accumulation Unit value computed on that Valuation Date. If we receive a surrender or withdrawal request in Good Order at our Servicing Office after market close, we will process the request using the Accumulation Unit value computed on the next Valuation Date. There may be circumstances under which the NYSE may close early (prior to 4:00 p.m., New York time). In such instances, surrender or withdrawal requests received after such early market close will be processed using the Accumulation Unit value computed on the next Valuation Date. The minimum amount which can be withdrawn is $300. Unless a request for withdrawal specifies otherwise, withdrawals will be made from all Subaccounts within the VAA and from the fixed account in the same proportion that the amount of withdrawal bears to the total Contract Value. Unless prohibited, surrender/withdrawal payments will be mailed within seven days after we receive a valid written request at the Servicing Office. The payment may be postponed as permitted by the 1940 Act.
There may be charges associated with surrender of a contract or withdrawal of Contract Value. You may specify whether these charges are deducted from the amount you request to be withdrawn or from the remaining Contract Value. If the charges are deducted from the remaining Contract Value, the amount of the total withdrawal will increase according to the impact of the applicable surrender charge percentage; consequently, the dollar amount of the surrender charge associated with the withdrawal will also increase. In other words, the dollar amount deducted to cover the surrender charge is also subject to a surrender charge.
The tax consequences of a surrender/withdrawal are discussed later in this prospectus. See Federal Tax Matters – Taxation of Withdrawals and Surrenders.
Additional Services
These additional services are available to you under your contract: dollar-cost averaging (DCA), automatic withdrawal service (AWS), and portfolio rebalancing. Currently, there is no charge for these services. However, we reserve the right to impose one after appropriate notice to Contractowners. In order to take advantage of one of these services, you will need to complete the appropriate election form that is available from our Servicing Office or call 1-888-868-2583. These services will stop once we are notified of a pending death claim. For further detailed information on these services, please see Additional Services in the SAI.
Dollar-Cost Averaging. Dollar-cost averaging allows you to transfer amounts from the DCA fixed account, if available, or certain Subaccounts into the Subaccounts on a monthly basis or in accordance with other terms we make available.
You may elect to participate in the DCA program at the time of application or at any time before the Annuity Commencement Date by completing our election form by calling our Servicing Office, or by other electronic means. The minimum amount to be dollar cost averaged (DCA'd) is $1,500 over time any period between six and 60 months. We may offer different time periods for new Purchase Payments and for transfers of Contract Value. Once elected, the program will remain in effect until the earlier of:
•	the Annuity Commencement Date;
•	the value of the amount being DCA'd is depleted; or
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•	you cancel the program by written request or by telephone if we have your telephone authorization on file.
We reserve the right to restrict access to this program at any time.
A transfer made as part of this program is not considered a transfer for purposes of limiting the number of transfers that may be made, or assessing any charges which may apply to transfers. Upon receipt of an additional Purchase Payment allocated to the DCA fixed account, the existing program duration will be extended to reflect the end date of the new DCA program. However, the existing interest crediting rate will not be extended. The existing interest crediting rate will expire at its originally scheduled expiration date and the value remaining in the DCA account from the original amount as well as any additional Purchase Payments will be credited with interest at the standard DCA rate at the time. If you cancel the DCA program, your remaining Contract Value in the DCA program will be allocated to the Subaccounts according to your allocation instructions. We reserve the right to discontinue or modify this program at any time. If you have chosen DCA from one of the Subaccounts, only the amount allocated to be DCA’d will be transferred. Investment gain, if any, will remain in that Subaccount unless you reallocate it to one of the other Subaccounts. DCA does not assure a profit or protect against loss.
Automatic Withdrawal Service. The automatic withdrawal service (AWS) provides for an automatic periodic withdrawal of your Contract Value. Withdrawals under AWS are subject to applicable surrender charges. See Charges and Other Deductions – Surrender Charge. Withdrawals under AWS will be noted on your quarterly statement. Confirmation statements for each individual withdrawal will not be issued. AWS is available for amounts allocated to the fixed account.
Portfolio Rebalancing. Portfolio rebalancing is an option that restores to a pre-determined level the percentage of Contract Value allocated to each Subaccount. The rebalancing may take place monthly, quarterly, semi-annually or annually. Rebalancing events will be noted on your quarterly statement. Confirmation statements for each individual rebalancing event will not be issued. The fixed account is not available for portfolio rebalancing.
Only one of these additional services (DCA and portfolio rebalancing) may be used at one time. For example, you cannot have DCA and portfolio rebalancing running simultaneously. We reserve the right to discontinue any or all of these administrative services at any time.
Asset Allocation Models
You may allocate your Purchase Payments amount a group of Subaccounts within an asset allocation model. Each model invests different percentages of Contract Value in some or all of the Subaccounts currently available within your annuity contract. If you select an asset allocation model, 100% of your Contract Value (and any additional Purchase Payments you make) will be allocated among certain Subaccounts in accordance with the model’s asset allocation strategy. You may not make transfers among the Subaccounts. We will proportionately deduct any withdrawals you make from the Subaccounts in the asset allocation model. You may only choose one asset allocation model at a time, though you many change to a different asset allocation model available in the contract at any time.
Your registered representative may discuss asset allocation models with you to assist in deciding to allocate your Purchase Payments among the various Subaccounts and/or the fixed account. You should consult with your registered representative whether a model is appropriate for you. Each of the asset allocation models seeks to meet its investment objective while avoiding excessive risk. The models also strive to achieve diversification among asset classes in order to help provide returns commensurate with a given level of risk over the long-term. There can be no assurance, however, that any of the asset allocation models will achieve its investment objective. If you are seeking a more aggressive strategy, these models are probably no appropriate for you.
The asset allocation models are intended to provide a diversified investment portfolio by combining different asset claims to help it reach its stated investment goal. While diversification may help reduce overall risk, it does not eliminate the risk of losses and it does not protect against losses in a declining market.
In order to maintain the model’s specified Subaccount allocation percentages, you agree to be automatically enrolled in the portfolio rebalancing option and you thereby authorize us to automatically rebalance your Contract Value on a quarterly basis based upon your allocation instructions in effect at the time of the rebalancing. Confirmation of the rebalancing will appear on your quarterly statement. We reserve the right to change the rebalancing frequency at any time, in our sole discretion, but will not make changes more than once per calendar year. You will be notified at least 30 days prior to the date of any change in frequency.
The models are static asset allocation models. This means that they have fixed allocations made up of underlying funds that are offered within your contract and the percentage allocations will not change over time. Once you have selected an asset allocation model, we will not make any changes to the fund allocations within the model except for the rebalancing described above. If you wish to change your fund allocations either to new funds or to a different model, you must submit new allocation instructions to us. You may terminate at any time. There is no charge form Lincoln for participating in a model.
The models were designed and prepared by Lincoln Investment Advisors Corp. (LIAC), which is an affiliate of ours, for use by Lincoln Financial Distributors, Inc. (LFD), the principal underwriter of the contracts. LFD provides models to broker-dealers who may offer the models to their own clients. In making these models and Subaccounts available as investment options under your contract, LIAC, LFD
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and the Company are not providing you with the investment advice, nor are they recommending to you any particular model or Subaccount. You should consult with your registered representative to determine whether you should utilize or invest in any model or Subaccount, or whether it is suitable for you based upon your goals, risk tolerance and time horizon.
If a fund within a model closes to new investors, investors that have been invested before the fund closed may remain in the model. However, the model would no longer be offered to new investors. If a fund within a model liquidates, we may transfer assets form that Subaccount to another Subaccount after providing notice to you. If a fund within a model merges with another fund, we will add the surviving fund to the model.
Death Benefit
The chart below provides a brief overview of how the Death Benefit proceeds will be distributed if death occurs prior to i4LIFE® Advantage elections or prior to the Annuity Commencement Date. Refer to your contract for the specific provisions applicable upon death.
upon death of:	and...	and...	Death Benefit proceeds pass to:
Contractowner	There is a surviving joint owner	The Annuitant is living or deceased	Joint owner
Contractowner	There is no surviving joint owner	The Annuitant is living or deceased	Designated Beneficiary
Contractowner	There is no surviving joint owner and the Beneficiary predeceases the Contractowner	The Annuitant is living or deceased	Contractowner's estate
Annuitant	The Contractowner is living	There is no contingent Annuitant	The youngest Contractowner becomes the contingent Annuitant and the contract continues. The Contractowner may waive* this continuation and receive the Death Benefit proceeds.
Annuitant	The Contractowner is living	The contingent Annuitant is living	Contingent Annuitant becomes the Annuitant and the contract continues
Annuitant**	The Contractowner is a trust or other non-natural person	No contingent Annuitant allowed with non-natural Contractowner	Designated Beneficiary

*	Notification from the Contractowner to receive the Death Benefit proceeds must be received within 75 days of the death of the Annuitant.

**	Death of Annuitant is treated like death of the Contractowner.
A Death Benefit may be payable if the Contractowner (or a joint owner) or Annuitant dies prior to the Annuity Commencement Date. This Death Benefit terminates if you elect i4LIFE® Advantage or elect any other annuitization option. At this time, the only Death Benefit offered under the contract is the Account Value Death Benefit, which is described below.
You should consider the following provisions carefully when designating the Beneficiary, Annuitant, any contingent Annuitant and any joint owner, as well as before changing any of these parties. The identity of these parties under the contract may significantly affect the amount and timing of the Death Benefit or other amount paid upon a Contractowner's or Annuitant's death.
You may designate a Beneficiary during your lifetime and change the Beneficiary by filing a written request with our Servicing Office. Each change of Beneficiary revokes any previous designation. We reserve the right to request that you send us the contract for endorsement of a change of Beneficiary.
Upon the death of the Contractowner, a Death Benefit will be paid to the Beneficiary. Upon the death of a joint owner, the Death Benefit will be paid to the surviving joint owner. If the Contractowner is a corporation or other non-individual (non-natural person), the death of the Annuitant will be treated as death of the Contractowner.
If an Annuitant who is not the Contractowner or joint owner dies, then the contingent Annuitant, if named, becomes the Annuitant and no Death Benefit is payable on the death of the Annuitant. If no contingent Annuitant is named, the Contractowner (or younger of joint owners) becomes the Annuitant. Alternatively, a Death Benefit may be paid to the Contractowner (and joint owner, if applicable, in equal shares). Notification of the election of this Death Benefit must be received by us within 75 days of the death of the Annuitant. The contract terminates when any Death Benefit is paid due to the death of the Annuitant.
Only the Contract Value as of the Valuation Date we approve the payment of the death claim is available as a Death Benefit if a Contractowner, joint owner or Annuitant was added or changed subsequent to the effective date of this contract unless the change occurred because of the death of a prior Contractowner, joint owner or Annuitant. If your Contract Value equals zero, no Death Benefit will be paid.
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All references below to “Contract Value” include Account Value if i4LIFE® Advantage is in effect.
Account Value Death Benefit. The Account Value Death Benefit provides a Death Benefit equal to the Contract Value on the Valuation Date the Death Benefit is approved by us for payment. No additional Death Benefit is provided. (Your contract may refer to this benefit as the Contract Value Death Benefit.)
General Death Benefit Information
Your Death Benefit terminates on and after the Annuity Commencement Date. i4LIFE® Advantage only provides Death Benefit options during the Access Period. There are no Death Benefits during the Lifetime Income Period. Please see the i4LIFE® Advantage – i4LIFE® Advantage Death Benefit section of this prospectus for more information.
If there are joint owners, upon the death of the first Contractowner, we will pay a Death Benefit to the surviving joint owner. The surviving joint owner will be treated as the primary, designated Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary. If the surviving joint owner is the spouse of the deceased joint owner, he/she may continue the contract as sole Contractowner. Upon the death of the spouse who continued the contract, we will pay a Death Benefit to the designated Beneficiary(s).
If the Beneficiary is the spouse of the Contractowner, then the spouse may elect to continue the contract as the new Contractowner. Same-sex spouses should carefully consider whether to purchase annuity products that provide benefits based upon status as a spouse, and whether to exercise any spousal rights under the contract. You are strongly encouraged to consult a tax advisor before electing spousal rights under the contract.
The value of the Death Benefit will be determined as of the Valuation Date we approve the payment of the claim. Approval of payment will occur upon our receipt of a claim submitted in Good Order. To be in Good Order, we require all the following:
1.	proof (e.g. an original certified death certificate), or any other proof of death satisfactory to us; and
2.	written authorization for payment; and
3.	all required claim forms, fully completed (including selection of a settlement option).
Notwithstanding any provision of this contract to the contrary, the payment of Death Benefits provided under this contract must be made in compliance with Code Section 72(s) or 401(a)(9) as applicable, as amended from time to time. Death Benefits may be taxable. See Federal Tax Matters.
Unless otherwise provided in the Beneficiary designation, one of the following procedures will take place on the death of a Beneficiary:
•	if any Beneficiary dies before the Contractowner, that Beneficiary’s interest will go to any other Beneficiaries named, according to their respective interests; and/or
•	if no Beneficiary survives the Contractowner, the proceeds will be paid to the Contractowner’s estate.
If the Beneficiary is a minor, court documents appointing the guardian/custodian may be required.
The Beneficiary may choose the method of payment of the Death Benefit unless the Contractowner has already selected a settlement option. The Death Benefit payable to the Beneficiary or joint owner must be distributed within five years of the Contractowner’s date of death unless the Beneficiary begins receiving, within one year of the Contractowner’s death, the distribution in the form of a life annuity or an annuity for a designated period not extending beyond the Beneficiary’s life expectancy.
Upon the death of the Annuitant, Federal tax law requires that an annuity election be made no later than 60 days after we have approved the death claim for payment.
The recipient of a Death Benefit may elect to receive payment either in the form of a lump sum settlement or an Annuity Payout. If a lump sum settlement is elected, the proceeds will be mailed within seven days of approval by us of the claim subject to the laws, regulations and tax code governing payment of Death Benefits. This payment may be postponed as permitted by the Investment Company Act of 1940.
Abandoned Property. Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the date a benefit is due and payable. For example, if the payment of a Death Benefit has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary of the Death Benefit, or the Beneficiary does not come forward to claim the Death Benefit in a timely manner, the Death Benefit will be “escheated”. This means that the Death Benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or the Contractowner last resided, as shown on our books and records, or to our state of domicile. This escheatment is revocable and the state is obligated to pay the Death Benefit (without interest) if your Beneficiary steps forward to claim it with the proper documentation.
To prevent such escheatment, it is important that you update your Beneficiary designations, including addresses, if and as they change. You may update your Beneficiary designations by submitting a Beneficiary change form to our Servicing Office.
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i4LIFE® Advantage
i4LIFE® Advantage (the Variable Annuity Payout Option Rider in your contract) is an optional Annuity Payout rider you may purchase at an additional cost and is separate and distinct from other Annuity Payout options offered under your contract and described later in this prospectus. See Charges and Other Deductions – i4LIFE® Advantage Charge.
i4LIFE® Advantage provides variable, periodic Regular Income Payments for life subject to certain conditions. These payments are made during two time periods: an Access Period and a Lifetime Income Period, which are discussed in further detail below. If your Account Value is reduced to zero (except by additional withdrawals as described below), these payments will continue for your life (or the lives of you and your Secondary Life under the joint life option) during the Lifetime Income Period. i4LIFE® Advantage is different from other Annuity Payout options provided by Lincoln because with i4LIFE® Advantage, you have the ability to make additional withdrawals or surrender the contract during the Access Period. If your Account Value is reduced to zero due to any additional withdrawals, i4LIFE® Advantage will end and your contract will terminate.
When you elect i4LIFE® Advantage, you must choose the Annuitant and Secondary Life (if applicable). The Annuitant and Secondary Life may not be changed after i4LIFE® Advantage is elected. For qualified contracts, the Secondary Life must be the spouse. See i4LIFE® Advantage Death Benefit regarding the impact of a change to the Annuitant prior to the i4LIFE® Advantage election.
If i4LIFE® Advantage is selected, the applicable transfer provisions among Subaccounts and the fixed account will continue to be those specified in your annuity contract for transfers on or before the Annuity Commencement Date. However, once i4LIFE® Advantage begins, any automatic withdrawal service will terminate. See The Contracts – Transfers on or Before the Annuity Commencement Date.
Additional Purchase Payments may be made during the Access Period for an IRA annuity contract, Additional Purchase Payments will not be accepted after the Periodic Income Commencement Date for a nonqualified annuity contract.
Availability. i4LIFE® Advantage is available for contracts with a Contract Value of at least $50,000 and may be elected after the effective date of the contract and before any other Annuity Payout option is elected by sending a written request to our Servicing Office.
i4LIFE® Advantage is available on nonqualified annuities, IRAs and Roth IRAs (check with your registered representative regarding availability with SEP market). i4LIFE® Advantage for IRA contracts is only available if the Annuitant and Secondary Life are age 59½ or older at the time the option is elected. Additional limitations on issue ages and features may be necessary to comply with the IRC provisions for required minimum distributions. Additional Purchase Payments may be made during the Access Period for an IRA annuity contract. Additional Purchase Payments will not be accepted after the Periodic Income Commencement Date for a nonqualified annuity contract.
Access Period. The Access Period begins on the Periodic Income Commencement Date and is a defined period of time during which we pay variable, periodic Regular Income Payments and provide a Death Benefit. During this period, you may surrender the contract and make withdrawals from your Account Value (defined below). The Lifetime Income Period begins immediately at the end of the Access Period, the remaining Account Value is used to make Regular Income Payments for the rest of your life (or the Secondary Life if applicable). During the Lifetime Income Period, you will no longer be able to make withdrawals or surrenders or receive a Death Benefit. If your Account Value is reduced to zero because of Regular Income Payments or market loss, your Access Period ends.
The minimum and maximum Access Periods are established at the time you elect i4LIFE® Advantage. The current Access Period requirements are outlined in the following chart:
	Minimum Access Period	Maximum Access Period
i4LIFE® Advantage	5 years	The length of time between your age and age 115 for nonqualified contracts; age 100 for qualified contracts

Generally, shorter Access Periods will produce a higher initial Regular Income Payment than longer Access Periods. At any time during the Access Period, you may extend or shorten the length of the Access Period subject to Servicing Office approval. Additional restrictions may apply if you are under age 59½ when you request a change to the Access Period. Currently, if you extend the Access Period, it must be extended at least 5 years. If you change the Access Period, subsequent Regular Income Payments will be adjusted accordingly, and the Account Value remaining at the end of the new Access Period will be applied to continue Regular Income Payments for your life. Currently, changes to the Access Period can only be made on Periodic Income Commencement Date anniversaries.
Additional limitations on issue ages and features may be necessary to comply with the IRC provisions for required minimum distributions. We may reduce or terminate the Access Period for IRA i4LIFE® Advantage contracts in order to keep the Regular Income Payments in compliance with IRC provisions for required minimum distributions.
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Account Value. The initial Account Value is the Contract Value on the Valuation Date i4LIFE® Advantage is effective, less any applicable premium taxes. During the Access Period, the Account Value on a Valuation Date will equal the total value of all of the Contractowner's Accumulation Units plus the Contractowner's value in the fixed account, and will be reduced by Regular Income Payments made as well as any withdrawals taken. You will have access to your Account Value during the Access Period. After the Access Period ends, the remaining Account Value will be applied to continue Regular Income Payments for your life and the Account Value will be reduced to zero.
Regular Income Payments during the Access Period. i4LIFE® Advantage provides for variable, periodic Regular Income Payments for as long as an Annuitant (or Secondary Life, if applicable) is living.
When you elect i4LIFE® Advantage, you will make several choices that will impact the amount of your Regular Income Payments:
•	the date you will receive the initial Regular Income Payment;
•	the frequency of the payments (monthly, quarterly, semi-annually or annually);
•	the frequency the payment is recalculated;
•	the assumed investment return (AIR); and
•	the date the Access Period ends and the Lifetime Income Period begins.
If you do not choose a payment frequency, the default is a monthly payment frequency. You may also elect to have Regular Income Payments from nonqualified contracts recalculated only once each year rather than recalculated at the time of each payment. This results in level Regular Income Payments between recalculation dates. Qualified contracts are only recalculated once per year, on December 31st (if not a Valuation Date, then on the first Valuation Date of the calendar year).
AIR rates of 3%, 4%, or 5% may be available for Regular Income Payments under i4LIFE® Advantage. As of February 15, 2016, the 5% AIR is no longer available for i4LIFE® Advantage elections. The higher the AIR you choose, the higher your initial Regular Income Payment will be and the higher the return must be to increase subsequent Regular Income Payments.
Regular Income Payments must begin within one year of the date you elect i4LIFE® Advantage and will continue until the death of the Annuitant or Secondary Life, if applicable.
Regular Income Payments are not subject to any applicable surrender charges. See Charges and Other Deductions. For information regarding income tax consequences of Regular Income Payments, see Federal Tax Matters.
The initial Regular Income Payment is calculated from the Account Value on a date no more than 14 days prior to the date you select to begin receiving Regular Income Payments. This calculation date is called the Periodic Income Commencement Date, and is the same date the Access Period begins. The amount of the initial Regular Income Payment is determined by dividing the Contract Value, less applicable premium taxes by 1,000 and multiplying the result by an annuity factor. The annuity factor is based upon:
•	the age and sex of the Annuitant and Secondary Life, if applicable;
•	the length of the Access Period selected;
•	the frequency of the Regular Income Payments;
•	the AIR selected; and
•	the Individual Annuity Mortality table specified in your contract.
The annuity factor used to determine the Regular Income Payments reflects the fact that, during the Access Period, you have the ability to withdraw the entire Account Value and that a Death Benefit will be paid to your Beneficiary upon your death. These benefits during the Access Period result in a slightly lower Regular Income Payment, during both the Access Period and the Lifetime Income Period, than would be payable if this access was not permitted and no lump-sum Death Benefit was payable. (The Contractowner must elect an Access Period of no less than the minimum Access Period which is currently set at 5 years.) The annuity factor also reflects the requirement that there be sufficient Account Value at the end of the Access Period to continue your Regular Income Payments for the remainder of your life (and/or the Secondary Life if applicable), during the Lifetime Income Period, with no further access or Death Benefit.
The amount of your Regular Income Payment will be impacted by the length of the Access Period you have chosen. For example, if a 70-year old male makes a $100,000 initial Purchase Payment, elects monthly payments, a 4% AIR, and a 20-year Access Period, the initial Regular Income Payment will be $513.71 per month ($6,164.52 annually). Using the same assumptions, but with a 30-year Access Period, the initial Regular Income Payment will be $450.93 per month ($5,411.16 annually).
The Account Value will vary with the actual net investment return of the Subaccounts selected and the interest credited on the fixed account, which then determines the subsequent Regular Income Payments during the Access Period. Each subsequent Regular Income Payment (unless the levelized option is selected) is determined by dividing the Account Value on the applicable Valuation Date by 1,000 and multiplying this result by an annuity factor revised to reflect the declining length of the Access Period. As a result of this calculation, the actual net returns in the Account Value are measured against the AIR to determine subsequent Regular Income Payments. If the actual net investment return (annualized) for the contract exceeds the AIR, the Regular Income Payment will increase at a rate approximately equal to the amount of such excess. Conversely, if the actual net investment return for the contract is less than
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the AIR, the Regular Income Payment will decrease. For example, if net investment return is 3% higher (annualized) than the AIR, the Regular Income Payment for the next year will increase by approximately 3%. Conversely, if actual net investment return is 3% lower than the AIR, the Regular Income Payment will decrease by approximately 3%.
Withdrawals made during the Access Period will also reduce the Account Value that is available for Regular Income Payments, and subsequent Regular Income Payments will be recalculated and could be increased or reduced, based on the Account Value following the withdrawal.
For a joint life option, if either the Annuitant or Secondary Life dies during the Access Period, Regular Income Payments will be recalculated using a revised annuity factor based on the single surviving life, if doing so provides a higher Regular Income Payment. On a joint life option, the Secondary Life spouse must be either the primary Beneficiary or joint owner in order to receive the remaining payments after the first spouse’s death.
For nonqualified contracts, if the Annuitant and Secondary Life, if applicable, both die during the Access Period, the annuity factor will be revised for a non-life contingent Regular Income Payment and Regular Income Payments will continue until the Account Value is fully paid out and the Access Period ends. For qualified contracts, if the Annuitant and Secondary Life, if applicable, both die during the Access Period, i4LIFE® Advantage will terminate.
Regular Income Payments during the Lifetime Income Period. The Lifetime Income Period begins at the end of the Access Period if either the Annuitant or Secondary Life is living. Your earlier elections regarding the frequency of Regular Income Payments, AIR and the frequency of the recalculation do not change. The initial Regular Income Payment during the Lifetime Income Period is determined by dividing the Account Value on the last Valuation Date of the Access Period by 1,000 and multiplying the result by an annuity factor revised to reflect that the Access Period has ended. The annuity factor is based upon:
•	the age and sex of the Annuitant and Secondary Life (if living);
•	the frequency of the Regular Income Payments;
•	the AIR selected; and
•	the Individual Annuity Mortality table specified in your contract.
The impact of the length of the Access Period and any withdrawals made during the Access Period will continue to be reflected in the Regular Income Payments during the Lifetime Income Period. To determine subsequent Regular Income Payments, the contract is credited with a fixed number of Annuity Units equal to the initial Regular Income Payment (during the Lifetime Income Period) divided by the Annuity Unit value (by Subaccount). Subsequent Regular Income Payments are determined by multiplying the number of Annuity Units per Subaccount by the Annuity Unit value. Your Regular Income Payments will vary based on the value of your Annuity Units. If your Regular Income Payments are adjusted on an annual basis, the total of the annual payment is transferred to Lincoln New York's general account to be paid out based on the payment mode you selected. Your payment(s) will not be affected by market performance during that year. Your Regular Income Payment(s) for the following year will be recalculated at the beginning of the following year based on the current value of the Annuity Units.
Regular Income Payments will continue for as long as the Annuitant or Secondary Life, if applicable, is living, and will continue to be adjusted for investment performance of the Subaccounts your Annuity Units are invested in (and the fixed account if applicable). Regular Income Payments vary with investment performance.
During the Lifetime Income Period, there is no longer an Account Value; therefore, no withdrawals are available and no Death Benefit is payable. In addition, transfers are not allowed from a fixed annuity payment to a variable annuity payment.
i4LIFE® Advantage Death Benefit
When you elect i4LIFE® Advantage, the Death Benefit option that you previously elected will become the Death Benefit election under i4LIFE® Advantage. The amount paid under the new Death Benefit may be less than the amount that would have been paid under the Death Benefit provided before i4LIFE® Advantage began (if premium taxes had been deducted from the Contract Value).
i4LIFE® Advantage Account Value Death Benefit. The i4LIFE® Advantage Account Value Death Benefit is only available during the Access Period and is equal to the Account Value as of the Valuation Date on which we approve the payment of the death claim.
General Death Benefit Provisions. This Death Benefit option is only available during the Access Period and will terminate when the Account Value equals zero, because the Access Period terminates.
On a joint life option, the Secondary Life spouse must be either the primary Beneficiary or joint owner in order to receive the remaining payments after the first spouse’s death.
For nonqualified contracts, upon the death of the Contractowner, joint owner or Annuitant, the Contractowner (or Beneficiary) may elect to terminate the contract and receive full payment of the Death Benefit or may elect to continue the contract and receive Regular Income Payments. Upon the death of the Secondary Life, who is not also an owner, only the surrender value is paid.
If you are the owner of an IRA annuity contract, and there is no Secondary Life, and you die during the Access Period, the i4LIFE® Advantage will terminate. A spouse Beneficiary may start a new i4LIFE® Advantage program.
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If a death occurs during the Access Period, the value of the Death Benefit will be determined as of the Valuation Date we approve the payment of the claim. Approval of payment will occur upon our receipt of all the following:
1.	proof (e.g. an original certified death certificate), or any other proof of death satisfactory to us; and
2.	written authorization for payment; and
3.	all required claim forms, fully completed (including selection of a settlement option).
Notwithstanding any provision of this contract to the contrary, the payment of Death Benefits provided under this contract must be made in compliance with Code Section 72(s) or 401(a)(9) as applicable, as amended from time to time. Death Benefits may be taxable. See Federal Tax Matters.
Upon notification to us of the death, Regular Income Payments may be suspended until the death claim is approved. Upon approval, a lump sum payment for the value of any suspended payments will be made as of the date the death claim is approved, and Regular Income Payments will continue, if applicable.
If a lump sum settlement is elected, the proceeds will be mailed within seven days of approval by us of the claim subject to the laws, regulations and tax code governing payment of Death Benefits. This payment may be postponed as permitted by the Investment Company Act of 1940.
Withdrawals. You may request a withdrawal at any time prior to or during the Access Period. We reduce the Account Value by the amount of the withdrawal, and all subsequent Regular Income Payments will be recalculated. Withdrawals may have tax consequences. See Federal Tax Matters. Withdrawals are subject to any applicable surrender charges except when amounts may be withdrawn free of surrender charges. See Charges and Other Deductions.
Surrender. At any time prior to or during the Access Period, you may surrender the contract by withdrawing the surrender value. If the contract is surrendered, the contract terminates and no further Regular Income Payments will be made. Withdrawals are subject to any applicable surrender charges except when amounts may be withdrawn free of surrender charges. See Charges and Other Deductions.
Termination. For IRA contracts, you may terminate i4LIFE® Advantage prior to the end of the Access Period by notifying us in writing. The termination will be effective on the next Valuation Date after we receive the notice. Upon termination, the i4LIFE® Advantage charge will end and the Separate Account Annual Expenses for the Account Value Death Benefit will resume. Your Contract Value upon termination will be equal to the Account Value on the Valuation Date we terminate i4LIFE® Advantage.
For nonqualified contracts, you may not terminate i4LIFE® Advantage once you have elected it.
Annuity Payouts
When you apply for a contract, you may select any Annuity Commencement Date permitted by law, which is usually on or before the Annuitant's 99th birthday. Your broker-dealer may recommend that you annuitize at an earlier age.
The contract provides optional forms of payouts of annuities (annuity options), each of which is payable on a variable basis, a fixed basis or a combination of both as you specify. The contract provides that all or part of the Contract Value may be used to purchase an Annuity Payout option.
You may elect Annuity Payouts in monthly, quarterly, semiannual or annual installments. If the payouts from any Subaccount would be or become less than $50, we have the right to reduce their frequency until the payouts are at least $50 each. Following are explanations of the annuity options available.
Annuity Options
The annuity options outlined below do not apply to Contractowners who have elected i4LIFE® Advantage.
Life Annuity. This option offers a periodic payout during the lifetime of the Annuitant and ends with the last payout before the death of the Annuitant. This option offers the highest periodic payout since there is no guarantee of a minimum number of payouts or provision for a Death Benefit for Beneficiaries. However, there is the risk under this option that the recipient would receive no payouts if the Annuitant dies before the date set for the first payout; only one payout if death occurs before the second scheduled payout, and so on. The Annuitant must be under age 81 to elect this option.
Life Annuity with Payouts Guaranteed for Designated Period. This option guarantees periodic payouts during a designated period, usually 10 or 20 years, and then continues throughout the lifetime of the Annuitant. The designated period is selected by the Contractowner.
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Joint Life Annuity. This option offers a periodic payout during the joint lifetime of the Annuitant and a designated joint Annuitant. The payouts continue during the lifetime of the survivor. However, under a joint life annuity, if both Annuitants die before the date set for the first payout, no payouts will be made. Only one payment would be made if both deaths occur before the second scheduled payout, and so on.
Joint Life Annuity with Guaranteed Period. This option guarantees periodic payouts during a designated period, usually 10 or 20 years, and continues during the joint lifetime of the Annuitant and a designated joint Annuitant. The payouts continue during the lifetime of the survivor. The designated period is selected by the Contractowner.
Joint Life and Two Thirds to Survivor Annuity. This option provides a periodic payout during the joint lifetime of the Annuitant and a designated joint Annuitant. When one of the joint Annuitants dies, the survivor receives two thirds of the periodic payout made when both were alive.
Joint Life and Two-Thirds Survivor Annuity with Guaranteed Period. This option provides a periodic payout during the joint lifetime of the Annuitant and a joint Annuitant. When one of the joint Annuitants dies, the survivor receives two-thirds of the periodic payout made when both were alive. This option further provides that should one or both of the Annuitants die during the elected guaranteed period, usually 10 or 20 years, full benefit payment will continue for the rest of the guaranteed period.
Unit Refund Life Annuity. This option offers a periodic payout during the lifetime of the Annuitant with the guarantee that upon death a payout will be made of the value of the number of Annuity Units (see Variable Annuity Payouts) equal to the excess, if any, of:
•	the total amount applied under this option divided by the Annuity Unit value for the date payouts begin, minus
•	the Annuity Units represented by each payout to the Annuitant multiplied by the number of payouts paid before death.
The value of the number of Annuity Units is computed on the date the death claim is approved for payment by the Servicing Office.
Life Annuity with Cash Refund. Fixed annuity benefit payments that will be made for the lifetime of the Annuitant with the guarantee that upon death, should (a) the total dollar amount applied to purchase this option be greater than (b) the fixed annuity benefit payment multiplied by the number of annuity benefit payments paid prior to death, then a refund payment equal to the dollar amount of (a) minus (b) will be made.
Under the annuity options listed above, you may not make withdrawals. Other options, with or without withdrawal features, may be made available by us. You may pre-select an Annuity Payout option as a method of paying the Death Benefit to a Beneficiary. If you do, the Beneficiary cannot change this payout option. You may change or revoke in writing to our Servicing Office, any such selection, unless such selection was made irrevocable. If you have not already chosen an Annuity Payout option, the Beneficiary may choose any Annuity Payout option. At death, options are only available to the extent they are consistent with the requirements of the contract as well as Sections 72(s) and 401(a)(9) of the tax code, if applicable.
General Information
Any previously selected Death Benefit in effect before the Annuity Commencement Date will no longer be available on and after the Annuity Commencement Date. You may change the Annuity Commencement Date, change the annuity option or change the allocation of the investment among Subaccounts up to 30 days before the scheduled Annuity Commencement Date, upon written notice to the Servicing Office. You must give us at least 30 days’ notice before the date on which you want payouts to begin. Annuity Payouts cannot commence within twelve months of the effective date of the contract. We may require proof of age, sex, or survival of any payee upon whose age, sex, or survival payments depend.
Unless you select another option, the contract automatically provides for a life annuity with Annuity Payouts guaranteed for 10 years (on a fixed, variable or combination fixed and variable basis, in proportion to the account allocations at the time of annuitization) except when a joint life payout is required by law. Under any option providing for guaranteed period payouts, the number of payouts which remain unpaid at the date of the Annuitant’s death (or surviving Annuitant’s death in case of joint life Annuity) will be paid to you or your Beneficiary as payouts become due after we are in receipt of:
•	proof, satisfactory to us, of the death;
•	written authorization for payment; and
•	all claim forms, fully completed.
Variable Annuity Payouts
Variable Annuity Payouts will be determined using:
•	the Contract Value on the Annuity Commencement Date, less any applicable premium taxes;
•	the annuity tables contained in the contract;
•	the annuity option selected; and
•	the investment performance of the fund(s) selected.
To determine the amount of payouts, we make this calculation:
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1.	Determine the dollar amount of the first periodic payout; then
2.	Credit the contract with a fixed number of Annuity Units equal to the first periodic payout divided by the Annuity Unit value; and
3.	Calculate the value of the Annuity Units each period thereafter.
Annuity Payouts assume an investment return of 3%, 4% or 5% per year, as applied to the applicable mortality table. The AIR of 5% is no longer available for new elections of i4LIFE® Advantage. You may choose your assumed interest rate at the time you elect a variable Annuity Payout on the administrative form provided by us. The higher the assumed interest rate you choose, the higher your initial annuity payment will be. The amount of each payout after the initial payout will depend upon how the underlying fund(s) perform, relative to the assumed rate. If the actual net investment rate (annualized) exceeds the assumed rate, the payment will increase at a rate proportional to the amount of such excess. Conversely, if the actual rate is less than the assumed rate, annuity payments will decrease. The higher the assumed interest rate, the less likely future annuity payments are to increase, or the payments will increase more slowly than if a lower assumed rate was used. There is a more complete explanation of this calculation in the SAI.
Fixed Side of the Contract
Currently the fixed account is available for dollar cost averaging purposes only.
You may allocate Purchase Payments to the fixed side of the contract, if available. Allocations made to the fixed side of the contract are added to your Contract Value. Certain charges related to the contract and the charges for i4LIFE® Advantage are deducted from your Contract Value. Therefore, a portion of those charges may be deducted from the fixed account. See the Charges and Other Deductions section of this prospectus for more information.
Purchase Payments and Contract Value allocated to the fixed side of the contract become part of our general account, and do not participate in the investment experience of the VAA. The general account is subject to regulation and supervision by the New York State Department of Financial Services as well as the insurance laws and regulations of the jurisdictions in which the contracts are distributed.
In reliance on certain exemptions, exclusions and rules, we have not registered interests in the general account as a security under the Securities Act of 1933 and have not registered the general account as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests in it are regulated under the 1933 Act or the 1940 Act. These disclosures, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. This prospectus is generally intended to serve as a disclosure document only for aspects of the contract involving the VAA, and therefore contains only selected information regarding the fixed side of the contract. Complete details regarding the fixed side of the contract are in the contract.
We guarantee an annual effective interest rate of not less than 1.50% per year on amounts held in a fixed account.
ANY INTEREST IN EXCESS OF 1.50% (OR THE GUARANTEED MINIMUM INTEREST RATE STATED IN YOUR CONTRACT) WILL BE DECLARED IN ADVANCE AT OUR SOLE DISCRETION. CONTRACTOWNERS BEAR THE RISK THAT NO INTEREST IN EXCESS OF THE MINIMUM INTEREST RATE WILL BE DECLARED.
Your contract may not offer a fixed account or if permitted by your contract, we may discontinue accepting Purchase Payments or transfers into the fixed side of the contract at any time. At this time, the fixed account is available for dollar cost averaging only. Please contact your registered representative for further information.
Small Contract Surrenders
We may surrender your contract, in accordance with New York law if:
•	your Contract Value drops below certain state specified minimum amounts ($2,000 or less) for any reason, including if your Contract Value decreases due to the performance of the Subaccounts you selected;
•	no Purchase Payments have been received for three (3) full, consecutive Contract Years; and
•	the annuity benefit at the Annuity Commencement Date would be less than $20.00 per month.
At least 60 days before we surrender your contract, we will send you a letter at your last address we have on file, to inform you that your contract will be surrendered. You will have the opportunity to make additional Purchase Payments to bring your Contract Value above the minimum level to avoid surrender. If we surrender your contract, we will not assess any surrender charge.
Delay of Payments
Contract proceeds from the VAA will be paid within seven days, except:
•	when the NYSE is closed (other than weekends and holidays);
•	times when market trading is restricted or the SEC declares an emergency, and we cannot value units or the funds cannot redeem shares; or
•	when the SEC so orders to protect Contractowners.
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If, pursuant to SEC rules, an underlying money market fund suspends payment of redemption proceeds in connection with a liquidation of the fund, we will delay payment of any transfer, partial withdrawal, surrender, loan, or Death Benefit from the money market sub-account until the fund is liquidated. Payment of contract proceeds from the fixed account may be delayed for up to six months.
Due to federal laws designed to counter terrorism and prevent money laundering by criminals, we may be required to reject a Purchase Payment and/or deny payment of a request for transfers, withdrawals, surrenders, or Death Benefits, until instructions are received from the appropriate regulator. We also may be required to provide additional information about a Contractowner's account to government regulators.
Reinvestment Privilege
You may elect to make a reinvestment purchase with any part of the proceeds of a surrender/withdrawal, and we will recredit that portion of the surrender/withdrawal charges attributable to the amount returned.
This election must be made by your written authorization to us on an approved Lincoln reinvestment form and received in our Servicing Office within 30 days of the date of the surrender/withdrawal, and the repurchase must be of a contract covered by this prospectus. Lincoln reserves the right to not reinstate certain riders that were in effect prior to the surrender/withdrawal. In the case of a qualified retirement plan, a representation must be made that the proceeds being used to make the purchase have retained their tax-favored status under an arrangement for which the contracts offered by this prospectus are designed. The number of Accumulation Units which will be credited when the proceeds are reinvested will be based on the value of the Accumulation Unit(s) on the next Valuation Date. This computation will occur following receipt of the proceeds and request for reinvestment at the Servicing Office. You may utilize the reinvestment privilege only once. For tax reporting purposes, we will treat a surrender/withdrawal and a subsequent reinvestment purchase as separate transactions (and a Form 1099 may be issued, if applicable). Any taxable distribution that is reinvested may still be reported as taxable. You should consult a tax advisor before you request a surrender/withdrawal or subsequent reinvestment purchase.
Amendment of Contract
We reserve the right to amend the contract to meet the requirements of the 1940 Act or other applicable federal or state laws or regulations. You will be notified in writing of any changes, modifications or waivers. Any changes are subject to prior approval of your state’s insurance department (if required).
Distribution of the Contracts
Lincoln Financial Distributors, Inc. (“LFD”) serves as Principal Underwriter of this contract. LFD is affiliated with Lincoln New York and is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934 and is a member of FINRA. The Principal Underwriter has entered into selling agreements with Lincoln Financial Advisors Corporation and/or Lincoln Financial Securities Corporation (collectively “LFN”), also affiliates of ours. The Principal Underwriter has also entered into selling agreements with broker-dealers that are unaffiliated with us (“Selling Firms”). While the Principal Underwriter has the legal authority to make payments to broker-dealers which have entered into selling agreements, we will make such payments on behalf of the Principal Underwriter in compliance with appropriate regulations. We also pay on behalf of LFD certain of its operating expenses related to the distribution of this and other of our contracts. The Principal Underwriter may also offer “non-cash compensation”, as defined under FINRA’s rules, which includes among other things, merchandise, gifts, marketing support, sponsorships, seminars, entertainment and travel expenses. You may ask your registered representative how he/she will personally be compensated, in whole or in part, for the sale of the contract to you or for any alternative proposal that may have been presented to you. You may wish to take such compensation payments into account when considering and evaluating any recommendation made to you in connection with the purchase of a contract. The following paragraphs describe how payments are made by us and the Principal Underwriter to various parties.
Compensation Paid to LFN. The maximum commission the Principal Underwriter pays to LFN is 6.25% of Purchase Payments. LFN may elect to receive a lower commission when a Purchase Payment is made along with an earlier quarterly payment based on Contract Value for so long as the contract remains in effect. Upon annuitization, the maximum commission the Principal Underwriter pays to LFN is 6.25% of annuitized value and/or ongoing annual compensation of up to 1.00% of annuity value or statutory reserves.
Lincoln New York also pays for the operating and other expenses of LFN, including the following sales expenses: registered representative training allowances; compensation and bonuses for LFN's management team; advertising expenses; and all other expenses of distributing the contracts. LFN pays its registered representatives a portion of the commissions received for their sales of contracts. LFN registered representatives and their managers are also eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements. In addition, LFN registered representatives who meet certain productivity, persistency and length of service standards and/or their managers may be eligible for additional compensation. Sales of the contracts may help LFN registered representatives and/or their managers qualify for such benefits. LFN registered representatives and their managers may receive other payments from us for services that do not directly involve the sale of the contracts, including payments made for the recruitment and training of personnel, production of promotional literature and similar services.
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Compensation Paid to Unaffiliated Selling Firms. The Principal Underwriter pays commissions to all Selling Firms. The maximum commission the Principal Underwriter pays to Selling Firms, other than LFN, is 6.25% of Purchase Payments. Some Selling Firms may elect to receive a lower commission when a Purchase Payment is made along with an earlier quarterly payment based on Contract Value for so long as the contract’s Selling Firm remains in effect. Upon annuitization, the maximum commission the Principal Underwriter pays to Selling Firms is 6.25% of annuitized value and/or ongoing annual compensation of up to 1.15% of annuity value or statutory reserves. LFD also acts as wholesaler of the contracts and performs certain marketing and other functions in support of the distribution and servicing of the contracts.
LFD may pay certain Selling Firms or their affiliates additional amounts for, among other things: (1) “preferred product” treatment of the contracts in their marketing programs, which may include marketing services and increased access to registered representatives; (2) sales promotions relating to the contracts; (3) costs associated with sales conferences and educational seminars for their registered representatives; (4) other sales expenses incurred by them; and (5) inclusion in the financial products the Selling Firm offers.
Lincoln Life may provide loans to broker-dealers or their affiliates to help finance marketing and distribution of the contracts, and those loans may be forgiven if aggregate sales goals are met. In addition, we may provide staffing or other administrative support and services to broker-dealers who distribute the contracts. LFD, as wholesaler, may make bonus payments to certain Selling Firms based on aggregate sales of our variable insurance contracts (including the contracts) or persistency standards.
These additional types of compensation are not offered to all Selling Firms. The terms of any particular agreement governing compensation may vary among Selling Firms and the amounts may be significant. The prospect of receiving, or the receipt of, additional compensation may provide Selling Firms and/or their registered representatives with an incentive to favor sales of the contracts over other variable annuity contracts (or other investments) with respect to which a Selling Firm does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the contracts. Additional information relating to compensation paid in 2018 is contained in the SAI.
Compensation Paid to Other Parties. Depending on the particular selling arrangements, there may be others whom LFD compensates for the distribution activities. For example, LFD may compensate certain “wholesalers”, who control access to certain selling offices, for access to those offices or for referrals, and that compensation may be separate from the compensation paid for sales of the contracts. LFD may compensate marketing organizations, associations, brokers or consultants which provide marketing assistance and other services to broker-dealers who distribute the contracts, and which may be affiliated with those broker-dealers. Commissions and other incentives or payments described above are not charged directly to Contractowners or the VAA. All compensation is paid from our resources, which include fees and charges imposed on your contract.
Contractowner Questions
The obligations to purchasers under the contracts are those of Lincoln New York. This prospectus provides a general description of the material features of the contract. Contracts, endorsements and riders may vary as required by state law. Questions about your contract should be directed to us at 1-888-868-2583.
Federal Tax Matters
Introduction
The Federal income tax treatment of the contract is complex and sometimes uncertain. The Federal income tax rules may vary with your particular circumstances. This discussion does not include all the Federal income tax rules that may affect you and your contract. This discussion also does not address other Federal tax consequences (including consequences of sales to foreign individuals or entities), or state or local tax consequences, associated with the contract. As a result, you should always consult a tax advisor about the application of tax rules found in the Internal Revenue Code (“Code”), Treasury Regulations and applicable IRS guidance to your individual situation.
Nonqualified Annuities
This part of the discussion describes some of the Federal income tax rules applicable to nonqualified annuities. A nonqualified annuity is a contract not issued in connection with a qualified retirement plan, such as an IRA or a section 403(b) plan, receiving special tax treatment under the Code. We may not offer nonqualified annuities for all of our annuity products.
Tax Deferral On Earnings
Under the Code, you are generally not subject to tax on any increase in your Contract Value until you receive a contract distribution. However, for this general rule to apply, certain requirements must be satisfied:
•	An individual must own the contract (or the Code must treat the contract as owned by an individual).
•	The investments of the VAA must be “adequately diversified” in accordance with Treasury regulations.
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•	Your right to choose particular investments for a contract must be limited.
•	The Annuity Commencement Date must not occur near the end of the Annuitant’s life expectancy.
Contracts Not Owned By An Individual
If a contract is owned by an entity (rather than an individual) the Code generally does not treat it as an annuity contract for Federal income tax purposes. This means that the entity owning the contract pays tax currently on the excess of the Contract Value over the investment in the contract. Examples of contracts where the owner pays current tax on the contract’s earnings Large Account Credits are contracts issued to a corporation or a trust. Some exceptions to the rule are:
•	Contracts in which the named owner is a trust or other entity that holds the contract as an agent for an individual; however, this exception does not apply in the case of any employer that owns a contract to provide deferred compensation for its employees;
•	Immediate annuity contracts, purchased with a single premium, when the annuity starting date is no later than a year from purchase and substantially equal periodic payments are made, not less frequently than annually, during the Annuity Payout period;
•	Contracts acquired by an estate of a decedent;
•	Certain qualified contracts;
•	Contracts purchased by employers upon the termination of certain qualified plans; and
•	Certain contracts used in connection with structured settlement agreements.
Investments In The VAA Must Be Diversified
For a contract to be treated as an annuity for Federal income tax purposes, the investments of the VAA must be “adequately diversified.” Treasury regulations define standards for determining whether the investments of the VAA are adequately diversified. If the VAA fails to comply with these diversification standards, you could be required to pay tax currently on the excess of the Contract Value over the investment in the contract. Although we do not control the investments of the underlying investment options, we expect that the underlying investment options will comply with the Treasury regulations so that the VAA will be considered “adequately diversified.”
Restrictions
The Code limits your right to choose particular investments for the contract. Because the IRS has issued little guidance specifying those limits, the limits are uncertain and your right to allocate Contract Values among the Subaccounts may exceed those limits. If so, you would be treated as the owner of the assets of the VAA and thus subject to current taxation on the income, Large Account Credits and gains, if applicable, from those assets. We do not know what limits may be set by the IRS in any guidance that it may issue and whether any such limits will apply to existing contracts. We reserve the right to modify the contract without your consent in an attempt to prevent you from being considered as the owner of the assets of the VAA for purposes of the Code.
Loss Of Interest Deduction
After June 8, 1997, if a contract is issued to a taxpayer that is not an individual, or if a contract is held for the benefit of an entity, the entity may lose a portion of its deduction for otherwise deductible interest expenses. However, this rule does not apply to a contract owned by an entity engaged in a trade or business that covers the life of one individual who is either (i) a 20% Owner of the entity, or (ii) an officer, director, or employee of the trade or business, at the time first covered by the contract. This rule also does not apply to a contract owned by an entity engaged in a trade or business that covers the joint lives of the 20% Owner or the entity and the Owner’s spouse at the time first covered by the contract.
Age At Which Annuity Payouts Begin
The Code does not expressly identify a particular age by which Annuity Payouts must begin. However, those rules do require that an annuity contract provide for amortization, through Annuity Payouts, of the contract’s Purchase Payments, Large Account Credits and earnings. As long as annuity payments begin or are scheduled to begin on a date on which the Annuitant’s remaining life expectancy is enough to allow for a sufficient Annuity Payout period, the contract should be treated as an annuity. If the annuity contract is not treated as an annuity, you would be currently taxed on the excess of the Contract Value over the investment in the contract.
Tax Treatment Of Payments
We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the rest of this discussion assumes that your contract will be treated as an annuity under the Code and that any increase in your Contract Value will not be taxed until there is a distribution from your contract.
Taxation Of Withdrawals And Surrenders
You will pay tax on withdrawals to the extent your Contract Value exceeds your investment in the contract. This income (and all other income from your contract) is considered ordinary income (and does not receive capital gains treatment and is not qualified dividend
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income). You will pay tax on a surrender to the extent the amount you receive exceeds your investment in the contract. In certain circumstances, your Purchase Payments and investment in the contract are reduced by amounts received from your contract that were not included in income. Surrender and reinstatement of your contract will generally be taxed as a withdrawal.
Taxation Of Annuity Payouts, including Regular Income Payments
The Code imposes tax on a portion of each Annuity Payout (at ordinary income tax rates) and treats a portion as a nontaxable return of your investment in the contract. We will notify you annually of the taxable amount of your Annuity Payout. Once you have recovered the total amount of the investment in the contract, you will pay tax on the full amount of your Annuity Payouts. If Annuity Payouts end because of the Annuitant’s death and before the total amount in the contract has been distributed, the amount not received will generally be deductible. If withdrawals, other than Regular Income Payments, are taken from i4LIFE® Advantage during the Access Period, they are taxed subject to an exclusion ratio that is determined based on the amount of the payment.
Taxation Of Death Benefits
We may distribute amounts from your contract because of the death of a Contractowner or an Annuitant. The tax treatment of these amounts depends on whether the Contractowner or the Annuitant dies before or after the Annuity Commencement Date.
Death prior to the Annuity Commencement Date:
•	If the Beneficiary receives Death Benefits under an Annuity Payout option, they are taxed in the same manner as Annuity Payouts.
•	If the Beneficiary does not receive Death Benefits under an Annuity Payout option, they are taxed in the same manner as a withdrawal.
Death after the Annuity Commencement Date:
•	If Death Benefits are received in accordance with the existing Annuity Payout option following the death of a Contractowner who is not the Annuitant, they are excludible from income in the same manner as the Annuity Payout prior to the death of the Contractowner.
•	If Death Benefits are received in accordance with the existing Annuity Payout option following the death of the Annuitant (whether or not the Annuitant is also the Contractowner), the Death Benefits are excludible from income if they do not exceed the investment in the contract not yet distributed from the contract. All Annuity Payouts in excess of the investment in the contract not previously received are includible in income.
•	If Death Benefits are received in a lump sum, the Code imposes tax on the amount of Death Benefits which exceeds the amount of Purchase Payments not previously received.
Additional Taxes Payable On Withdrawals, Surrenders, Or Annuity Payouts
The Code may impose a 10% additional tax on any distribution from your contract which you must include in your gross income. The 10% additional tax does not apply if one of several exceptions exists. These exceptions include withdrawals, surrenders, or Annuity Payouts that:
•	you receive on or after you reach 59½,
•	you receive because you became disabled (as defined in the Code),
•	you receive from an immediate annuity,
•	a Beneficiary receives on or after your death, or
•	you receive as a series of substantially equal periodic payments based on your life or life expectancy (non-natural owners holding as agent for an individual do not qualify).
Unearned Income Medicare Contribution
Congress enacted the “Unearned Income Medicare Contribution” as a part of the Health Care and Education Reconciliation Act of 2010. This tax, which affects individuals whose modified adjusted gross income exceeds certain thresholds, is a 3.8% tax on the lesser of (i) the individual's “unearned income,” or (ii) the dollar amount by which the individual's modified adjusted gross income exceeds the applicable threshold. Unearned income includes the taxable portion of distributions that you take from your annuity contract. If you take a distribution from your contract that may be subject to the tax, we will include a Distribution Code “D” in Box 7 of the Form 1099-R issued to report the distribution. Please consult your tax advisor to determine whether your annuity distributions are subject to this tax.
Special Rules If You Own More Than One Annuity Contract
In certain circumstances, you must combine some or all of the nonqualified annuity contracts you own in order to determine the amount of an Annuity Payout, a surrender, or a withdrawal that you must include in income. For example, if you purchase two or more deferred annuity contracts from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such contracts as one contract. Treating two or more contracts as one contract could affect the amount of a surrender, a withdrawal or an Annuity Payout that you must include in income and the amount that might be subject to the additional tax described previously.
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Loans and Assignments
Except for certain qualified contracts, the Code treats any amount received as a loan under your contract, and any assignment or pledge (or agreement to assign or pledge) of any portion of your Contract Value, as a withdrawal of such amount or portion.
Gifting A Contract
If you transfer ownership of your contract to a person other than to your spouse (or to your former spouse incident to divorce), and receive a payment less than your contract’s value, you will pay tax on your Contract Value to the extent it exceeds your investment in the contract not previously received. The new owner’s investment in the contract would then be increased to reflect the amount included in income.
Charges for Additional Benefits
Your contract automatically includes a basic Death Benefit and may include other optional riders. Certain enhancements to the basic Death Benefit may also be available to you. The cost of the basic Death Benefit and any additional benefit are deducted from your contract. It is possible that the tax law may treat all or a portion of the Death Benefit and other optional rider charges, if any, as a contract withdrawal.
Special Considerations for Same-Sex Spouses
In 2013, the U.S. Supreme Court held that same-sex spouses who are married under state law are treated as spouses for purposes of federal law. You are strongly encouraged to consult a tax advisor before electing spousal rights under the contract.
Qualified Retirement Plans
We have designed the contracts for use in connection with certain types of retirement plans that receive favorable treatment under the Code. Contracts issued to or in connection with a qualified retirement plan are called “qualified contracts.” We issue contracts for use with various types of qualified retirement plans. The Federal income tax rules applicable to those plans are complex and varied. As a result, this prospectus does not attempt to provide more than general information about the use of the contract with the various types of qualified retirement plans. Persons planning to use the contract in connection with a qualified retirement plan should obtain advice from a competent tax advisor.
Types of Qualified Contracts and Terms of Contracts
Qualified retirement plans may include the following:
•	Individual Retirement Accounts and Annuities (“Traditional IRAs”)
•	Roth IRAs
•	Traditional IRA that is part of a Simplified Employee Pension Plan (“SEP”)
•	SIMPLE 401(k) plans (Savings Incentive Matched Plan for Employees)
•	401(a) / (k) plans (qualified corporate employee pension and profit-sharing plans)
•	403(a) plans (qualified annuity plans)
•	403(b) plans (public school system and tax-exempt organization annuity plans)
•	H.R. 10 or Keogh Plans (self-employed individual plans)
•	457(b) plans (deferred compensation plans for state and local governments and tax-exempt organizations)
Our individual variable annuity products are not available for use with any of the foregoing qualified retirement plan accounts, with the exception of Traditional IRA, SEP IRA, and Roth IRA arrangements. We will amend contracts to be used with a qualified retirement plan as generally necessary to conform to the Code’s requirements for the type of plan. However, the rights of a person to any qualified retirement plan benefits may be subject to the plan’s terms and conditions, regardless of the contract’s terms and conditions. In addition, we are not bound by the terms and conditions of qualified retirement plans to the extent such terms and conditions contradict the contract, unless we consent.
Tax Treatment of Qualified Contracts
The Federal income tax rules applicable to qualified retirement plans and qualified contracts vary with the type of plan and contract. For example:
•	Federal tax rules limit the amount of Purchase Payments or contributions that can be made, and the tax deduction or exclusion that may be allowed for the contributions. These limits vary depending on the type of qualified retirement plan and the participant’s specific circumstances (e.g., the participant’s compensation).
•	Minimum annual distributions are required under some qualified retirement plans once you reach age 70½ or retire, if later as described below.
•	Loans are allowed under certain types of qualified retirement plans, but Federal income tax rules prohibit loans under other types of qualified retirement plans. For example, Federal income tax rules permit loans under some section 403(b) plans, but prohibit
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loans under Traditional and Roth IRAs. If allowed, loans are subject to a variety of limitations, including restrictions as to the loan amount, the loan’s duration, the rate of interest, and the manner of repayment. Your contract or plan may not permit loans.
Please note that qualified retirement plans such as 403(b) plans, 401(k) plans and IRAs generally defer taxation of contributions and earnings until distribution. As such, an annuity does not provide any additional tax deferral benefit beyond the qualified retirement plan itself.
Tax Treatment of Payments
The Federal income tax rules generally include distributions from a qualified contract in the participant’s income as ordinary income. These taxable distributions will include contributions that were deductible or excludible from income. Thus, under many qualified contracts, the total amount received is included in income since a deduction or exclusion from income was taken for contributions to the contract. There are exceptions. For example, you do not include amounts received from a Roth IRA in income if certain conditions are satisfied.
Required Minimum Distributions
Under most qualified plans, you must begin receiving payments from the contract in certain minimum amounts by April 1 of the year following the year you attain age 70½ or retire, if later. You are required to take distributions from your traditional IRAs by April 1 of the year following the year you reach age 70½. If you own a Roth IRA, you are not required to receive minimum distributions from your Roth IRA during your life.
Failure to comply with the minimum distribution rules applicable to certain qualified plans, such as Traditional IRAs, will result in the imposition of an excise tax. This excise tax equals 50% of the amount by which a required minimum distribution exceeds the actual distribution from the qualified plan.
Treasury regulations applicable to required minimum distributions include a rule that may impact the distribution method you have chosen and the amount of your distributions. Under these regulations, the presence of an enhanced Death Benefit, or other benefit which could provide additional value to your contract, may require you to take additional distributions. An enhanced Death Benefit is any Death Benefit that has the potential to pay more than the Contract Value or a return of investment in the contract. Annuity contracts inside Custodial or Trusteed IRAs will also be subject to these regulations. Please contact your tax advisor regarding any tax ramifications.
Additional Tax on Early Distributions from Qualified Retirement Plans
The Code may impose a 10% additional tax on an early distribution from a qualified contract that must be included in income. The Code does not impose the additional tax if one of several exceptions applies. The exceptions vary depending on the type of qualified contract you purchase. For example, in the case of an IRA, the 10% additional tax will not apply to any of the following withdrawals, surrenders, or Annuity Payouts:
•	Distribution received on or after the Annuitant reaches 59½,
•	Distribution received on or after the Annuitant’s death or because of the Annuitant’s disability (as defined in the Code),
•	Distribution received as a series of substantially equal periodic payments based on the Annuitant’s life (or life expectancy), or
•	Distribution received as reimbursement for certain amounts paid for medical care.
These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified retirement plans. However, the specific requirements of the exception may vary.
Unearned Income Medicare Contribution
Congress enacted the “Unearned Income Medicare Contribution” as a part of the Health Care and Education Reconciliation Act of 2010. This tax affects individuals whose modified adjusted gross income exceeds certain thresholds, is a 3.8% tax on the lesser of (i) the individual’s “unearned income,” or (ii) the dollar amount by which the individual’s modified adjusted gross income exceeds the applicable threshold. Distributions that you take from your contract are not included in the calculation of unearned income because your contract is a qualified plan contract. However, the amount of any such distribution is included in determining whether you exceed the modified adjusted gross income threshold. Please consult your tax advisor to determine whether your annuity distributions are subject to this tax.
Transfers and Direct Rollovers
As a result of Economic Growth and Tax Relief Reconciliation Act of 2001 (EGTRRA), you may be able to move funds between different types of qualified plans, such as 403(b) and 457(b) governmental plans, by means of a rollover or transfer. You may be able to rollover or transfer amounts between qualified plans and traditional IRAs. These rules do not apply to Roth IRAs and 457(b) non-governmental tax-exempt plans. There are special rules that apply to rollovers, direct rollovers and transfers (including rollovers or transfers of after-tax amounts). If the applicable rules are not followed, you may incur adverse Federal income tax consequences, including paying taxes which you might not otherwise have had to pay. Before we send a rollover distribution, we will provide a notice
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explaining tax withholding requirements (see Federal Income Tax Withholding). We are not required to send you such notice for your IRA. You should always consult your tax advisor before you move or attempt to move any funds.
The IRS issued Announcement 2014-32 confirming its intent to apply the one-rollover-per-year limitation of 408(d)(3)(B) on an aggregate basis to all IRAs that an individual owns. This means that an individual cannot make a tax-free IRA-to-IRA rollover if he or she has made such a rollover involving any of the individual’s IRAs in the current tax year. If an intended rollover does not qualify for tax-free rollover treatment, contributions to your IRA may constitute excess contributions that may exceed contribution limits. This one-rollover-per-year limitation does not apply to direct trustee-to-trustee transfers.
Direct Conversions and Recharacterizations
The Pension Protection Act of 2006 (PPA) permits direct conversions from certain qualified, retirement, 403(b) or 457(b) plans to Roth IRAs (effective for distributions after 2007). You are also permitted to recharacterize your traditional IRA contribution as a Roth IRA contribution, and to recharacterize your Roth IRA contribution as a traditional IRA contribution. The deadline for the recharacterization is the due date (including extensions) for your individual income tax return for the year in which the contribution was made. Upon recharacterization, you are treated as having made the contribution originally to the second IRA account. The recharacterization does not count toward the one-rollover-per-year limitation described above.
Effective for tax years beginning after December 31, 2017, pursuant to the Tax Cuts and Jobs Act (Pub. L. No. 115-97), recharacterizations are no longer allowed in the case of a conversion from a non-Roth account or annuity to a Roth IRA. This limitation applies to conversions made from pre-tax accounts under an IRA, qualified retirement plan, 403(b) plan, or 457(b) plan. Roth IRA conversions made in 2017 may be recharacterized as a contribution to a traditional IRA if the recharacterization is completed by October 15, 2018.
There are special rules that apply to conversions and recharacterizations, and if they are not followed, you may incur adverse Federal income tax consequences. You should consult your tax advisor before completing a conversion or recharacterization.
Death Benefit and IRAs
Pursuant to Treasury regulations, IRAs may not invest in life insurance contracts. We do not believe that these regulations prohibit the Death Benefit from being provided under the contract when we issue the contract as a Traditional or Roth IRA. However, the law is unclear and it is possible that the presence of the Death Benefit under a contract issued as a Traditional or Roth IRA could result in increased taxes to you. Certain Death Benefit options may not be available for all of our products.
Federal Income Tax Withholding
We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless you notify us in writing prior to the distribution that tax is not to be withheld. In certain circumstances, Federal income tax rules may require us to withhold tax. At the time a withdrawal, surrender, or Annuity Payout is requested, we will give you an explanation of the withholding requirements.
Certain payments from your contract may be considered eligible rollover distributions (even if such payments are not being rolled over). Such distributions may be subject to special tax withholding requirements. The Federal income tax withholding rules require that we withhold 20% of the eligible rollover distribution from the payment amount, unless you elect to have the amount directly transferred to certain qualified plans or contracts. The IRS requires that tax be withheld, even if you have requested otherwise. Such tax withholding requirements are generally applicable to 401(a), 403(a) or (b), HR 10, and 457(b) governmental plans and contracts used in connection with these types of plans.
Our Tax Status
Under the Code, we are not required to pay tax on investment income and realized capital gains of the VAA. We do not expect that we will incur any Federal income tax liability on the income and gains earned by the VAA. However, the Company does expect, to the extent permitted under the Code, to claim the benefit of the foreign tax credit as the owner of the assets of the VAA. Therefore, we do not impose a charge for Federal income taxes. If there are any changes in the Code that require us to pay tax on some or all of the income and gains earned by the VAA, we may impose a charge against the VAA to pay the taxes.
Changes in the Law
The above discussion is based on the Code, related regulations, and interpretations existing on the date of this prospectus. However, Congress, the IRS, and the courts may modify these authorities, sometimes retroactively.
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Additional Information
Voting Rights
As required by law, we will vote the fund shares held in the VAA at meetings of the shareholders of the funds. The voting will be done according to the instructions of Contractowners who have interests in any Subaccounts which invest in classes of the funds. If the 1940 Act or any regulation under it should be amended or if present interpretations should change, and if as a result we determine that we are permitted to vote the fund shares in our own right, we may elect to do so.
The number of votes which you have the right to cast will be determined by applying your percentage interest in a Subaccount to the total number of votes attributable to the Subaccount. In determining the number of votes, fractional shares will be recognized.
Each underlying fund is subject to the laws of the state in which it is organized concerning, among other things, the matters which are subject to a shareholder vote, the number of shares which must be present in person or by proxy at a meeting of shareholders (a “quorum”), and the percentage of such shares present in person or by proxy which must vote in favor of matters presented. Because shares of the underlying fund held in the VAA are owned by us, and because under the 1940 Act we will vote all such shares in the same proportion as the voting instructions which we receive, it is important that each Contractowner provide their voting instructions to us. For funds un-affiliated with Lincoln, even though Contractowners may choose not to provide voting instruction, the shares of a fund to which such Contractowners would have been entitled to provide voting instruction will be voted by us in the same proportion as the voting instruction which we actually receive. For funds affiliated with Lincoln, shares of a fund to which such Contractowners would have been entitled to provide voting instruction will, once we receive a sufficient number of instructions we deem appropriate to ensure a fair representation of Contractowners eligible to vote, be voted by us in the same proportion as the voting instruction which we actually receive. As a result, the instruction of a small number of Contractowners could determine the outcome of matters subject to shareholder vote. All shares voted by us will be counted when the underlying fund determines whether any requirement for a minimum number of shares be present at such a meeting to satisfy a quorum requirement has been met. Voting instructions to abstain on any item to be voted on will be applied proportionately to reduce the number of votes eligible to be cast.
Whenever a shareholders meeting is called, we will provide or make available to each person having a voting interest in a Subaccount proxy voting material, reports and other materials relating to the funds. Since the funds engage in shared funding, other persons or entities besides Lincoln New York may vote fund shares. See Investments of the Variable Annuity Account – Fund Shares.
Return Privilege
Within the free-look period after you receive the contract, you may cancel it for any reason by delivering or mailing it postage prepaid, to Lincoln Life & Annuity Company of New York at PO Box 2348, Fort Wayne, IN 46801-2348. A contract canceled under this provision will be void. Except as explained in the following paragraph, we will return the Contract Value as of the Valuation Date on which we receive the cancellation request, plus any premium taxes which had been deducted. No applicable surrender charges will apply. A purchaser who participates in the VAA is subject to the risk of a market loss on the Contract Value during the free-look period.
IRA purchasers will receive the greater of Purchase Payments or Contract Value as of the Valuation Date on which we receive the cancellation request.
State Regulation
As a life insurance company organized and operated under New York law, we are subject to provisions governing life insurers and to regulation by the New York Superintendent of Insurance. Our books and accounts are subject to review and examination by the New York State Department of Financial Services at all times. A full examination of our operations is conducted by that Department at least every five years.
Records and Reports
As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the VAA. We have entered into an agreement with State Street Bank and Trust Company, 801 Pennsylvania Ave, Kansas City, MO 64105, to provide accounting services to the VAA. We will mail to you, at your last known address of record at the Servicing Office, at least semi-annually after the first Contract Year, reports containing information required by that Act or any other applicable law or regulation. Administrative services necessary for the operations of the VAA and the contracts are currently provided by Lincoln Life. However, neither the assets of Lincoln Life nor the assets of LNC support the obligation of Lincoln New York under the contracts.
A written (or electronic, if elected) confirmation of each transaction will be provided to you on the next Valuation Date, except for the following transactions, which are mailed quarterly:
•	deduction of any account fee or rider charges;
•	crediting of persistency credits, if applicable;
•	any rebalancing event under the portfolio rebalancing service;
50

•	any transfer or withdrawal under any applicable additional service: dollar cost averaging, AWS, or the cross-reinvestment service; and
•	Regular Income Payments from i4LIFE® Advantage.
Cyber Security
We rely heavily on interconnected computer systems and digital data to conduct our annuity products business. Because our business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate Accumulation Unit value, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. There can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.
Other Information
You may elect to receive your prospectus, prospectus supplements, quarterly statements, and annual and semiannual reports electronically over the Internet, if you have an e-mail account and access to an Internet browser. Once you select eDelivery, via the Internet Service Center, all documents available in electronic format will no longer be sent to you in hard copy. You will receive an e-mail notification when the documents become available online. It is your responsibility to provide us with your current e-mail address. You can resume paper mailings at any time without cost, by updating your profile at the Internet Service Center, or contacting us. To learn more about this service, please log on to www.LincolnFinancial.com, select service centers and continue on through the Internet Service Center.
Legal Proceedings
In the ordinary course of its business and otherwise, the Company and its subsidiaries or its separate accounts and Principal Underwriter may become or are involved in various pending or threatened legal proceedings, including purported class actions, arising from the conduct of its business. In some instances, the proceedings include claims for unspecified or substantial punitive damages and similar types of relief in addition to amounts for alleged contractual liability or requests for equitable relief.
After consultation with legal counsel and a review of available facts, it is management’s opinion that the proceedings, after consideration of any reserves and rights to indemnification, ultimately will be resolved without materially affecting the consolidated financial position of the Company and its subsidiaries, or the financial position of its separate accounts or Principal Underwriter. However, given the large and indeterminate amounts sought in certain of these proceedings and the inherent difficulty in predicting the outcome of such legal proceedings, it is reasonably possible that an adverse outcome in certain matters could be material to the Company's operating results for any particular reporting period. Please refer to the Statement of Additional Information for possible additional information regarding legal proceedings.
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Contents of the Statement of Additional Information (SAI)
for Lincoln New York Account N for Variable Annuities
Item
Special Terms
Services
Principal Underwriter
Purchase of Securities Being Offered
Annuity Payouts
Examples of Regular Income Payment Calculations
Determination of Accumulation and Annuity Unit Value
Capital Markets
Advertising & Ratings
About the S&P Index
Unclaimed Property
Additional Services
Other Information
Financial Statements
For a free copy of the SAI complete the form below:
Statement of Additional Information Request Card
Lincoln Investor Advantage®
Lincoln New York Account N for Variable Annuities

Please send me a free copy of the current Statement of Additional Information for Lincoln New York Account N for Variable Annuities Lincoln Investor Advantage®.
(Please Print)
Name:

Address:

City

State

Zip

Mail to Lincoln Life & Annuity Company of New York, PO Box 2348, Fort Wayne, IN 46801-2348.
53

Appendix A—Condensed Financial Information
Accumulation Unit Values
The following information relates to Accumulation Unit values and Accumulation Units for funds in the periods ended December 31. It should be read along with the VAA’s financial statement and notes which are included in the SAI.
B-Share
	Account Value Death Benefit
	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
AB VPS Small/Mid Cap Value Portfolio - Class B
2014	17.310	19.249	1*
2015	19.249	17.955	2
2016	17.955	22.161	4
2017	22.161	24.736	6
2018	24.736	20.723	7
ALPS/Alerian Energy Infrastructure Portfolio - Class III
2014	11.128	10.269	1*
2015	10.269	6.304	1*
2016	6.304	8.779	2
2017	8.779	8.611	5
2018	8.611	6.902	4
ALPS/Red Rocks Listed Private Equity Portfolio - Class III
2015	9.378	9.182	2
2016	9.182	9.805	4
2017	9.805	12.119	5
2018	12.119	10.485	9
ALPS/Stadion Core ETF Portfolio - Class III
2014	N/A	N/A	N/A
2015	10.498	9.409	1*
2016	9.409	10.312	2
2017	10.312	11.583	7
2018	11.583	10.756	7
ALPS/Stadion Tactical Growth Portfolio - Class III
2015	N/A	N/A	N/A
2016	N/A	N/A	N/A
2017	10.366	11.315	6
2018	11.315	10.713	21
American Century VP Balanced Fund - Class II
2016	10.455	10.424	4
2017	10.424	11.715	4
2018	11.715	11.131	6
American Century VP Large Company Value Fund - Class II
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
American Funds Asset Allocation Fund - Class 4
2014	10.394	10.314	3
2015	10.314	10.317	138
2016	10.317	11.140	211
2017	11.140	12.770	319
2018	12.770	12.020	317
American Funds Blue Chip Income and Growth Fund - Class 4
2014	10.571	10.917	15
2015	10.917	10.451	38
2016	10.451	12.249	37
2017	12.249	14.138	36
2018	14.138	12.736	36

	Account Value Death Benefit
	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
American Funds Capital Income Builder® - Class 4
2014	10.141	9.869	16
2015	9.869	9.586	34
2016	9.586	9.840	44
2017	9.840	10.964	35
2018	10.964	10.058	36
American Funds Global Growth Fund - Class 4
2014	10.482	10.284	3
2015	10.284	10.852	28
2016	10.852	10.773	25
2017	10.773	13.970	168
2018	13.970	12.541	183
American Funds Global Small Capitalization Fund - Class 4
2014	10.000	10.090	1*
2015	10.090	9.978	9
2016	9.978	10.051	11
2017	10.051	12.489	9
2018	12.489	11.017	10
American Funds Growth Fund - Class 4
2014	10.589	10.721	25
2015	10.721	11.302	89
2016	11.302	12.208	119
2017	12.208	15.454	147
2018	15.454	15.208	152
American Funds Growth-Income Fund - Class 4
2014	10.629	10.658	31
2015	10.658	10.669	71
2016	10.669	11.740	103
2017	11.740	14.175	130
2018	14.175	13.731	125
American Funds International Fund - Class 4
2014	9.883	9.523	24
2015	9.523	8.971	52
2016	8.971	9.159	123
2017	9.159	11.948	141
2018	11.948	10.233	156
American Funds Mortgage Fund - Class 4
2014	10.182	10.138	1*
2015	10.138	10.191	1*
2016	10.191	10.282	5
2017	10.282	10.268	5
2018	10.268	10.163	5
American Funds New World Fund® - Class 4
2014	9.338	9.079	4
2015	9.079	8.677	34
2016	8.677	9.014	62
2017	9.014	11.507	84
2018	11.507	9.759	81
BlackRock Global Allocation V.I. Fund - Class III
2014	15.325	14.907	20
2015	14.907	14.596	55
2016	14.596	14.986	77
2017	14.986	16.855	58
2018	16.855	15.405	46
BlackRock iShares® Alternative Strategies V.I. Fund - Class III(5)
2015	9.763	9.389	1*
2016	9.389	9.864	7
2017	9.864	10.970	7
2018	10.970	11.130	7

	Account Value Death Benefit
	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
ClearBridge Variable Aggressive Growth Portfolio - Class II
2014	10.969	11.147	2
2015	11.147	10.811	10
2016	10.811	10.793	16
2017	10.793	12.381	21
2018	12.381	11.197	20
ClearBridge Variable Large Cap Growth Portfolio - Class II
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
ClearBridge Variable Mid Cap Portfolio - Class II
2014	10.383	10.577	2
2015	10.577	10.669	3
2016	10.669	11.513	6
2017	11.513	12.816	9
2018	12.816	11.054	9
Columbia VP Commodity Strategy Fund - Class 2
2017	10.190	10.461	1*
2018	10.461	8.880	1*
Columbia VP Emerging Markets Bond Fund - Class 2
2017	10.395	10.703	1*
2018	10.703	9.805	2
Columbia VP Strategic Income Fund - Class 2
2017	10.154	10.457	1*
2018	10.457	10.277	1*
Delaware VIP® Diversified Income Series - Service Class
2014	15.627	15.534	8
2015	15.534	15.158	39
2016	15.158	15.484	64
2017	15.484	16.064	70
2018	16.064	15.525	70
Delaware VIP® Emerging Markets Series - Service Class
2014	12.479	10.415	8
2015	10.415	8.779	12
2016	8.779	9.871	14
2017	9.871	13.691	21
2018	13.691	11.371	33
Delaware VIP® REIT Series - Service Class
2014	14.310	15.379	3
2015	15.379	15.747	8
2016	15.747	16.449	24
2017	16.449	16.475	37
2018	16.475	15.070	33
Delaware VIP® Small Cap Value Series - Service Class
2014	17.582	17.621	3
2015	17.621	16.302	9
2016	16.302	21.135	12
2017	21.135	23.362	21
2018	23.362	19.191	24
Delaware VIP® Smid Cap Core Series - Service Class
2014	21.889	21.993	1*
2015	21.993	23.342	5
2016	23.342	24.938	24
2017	24.938	29.199	27
2018	29.199	25.298	26
Delaware VIP® U.S. Growth Series - Service Class
2014	N/A	N/A	N/A
2015	19.121	20.374	1*
2016	20.374	19.043	1*
2017	19.043	24.129	1*
2018	24.129	23.079	1*

	Account Value Death Benefit
	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
Delaware VIP® Value Series - Service Class
2014	15.576	16.954	3
2015	16.954	16.661	8
2016	16.661	18.839	19
2017	18.839	21.155	21
2018	21.155	20.296	21
DWS Alternative Asset Allocation VIP Portfolio - Class B
2014	13.654	13.478	3
2015	13.478	12.459	4
2016	12.459	12.937	4
2017	12.937	13.693	4
2018	13.693	12.277	4
Eaton Vance VT Floating-Rate Income Fund - Initial Class
2014	10.005	9.909	1*
2015	9.909	9.703	7
2016	9.703	10.456	14
2017	10.456	10.696	16
2018	10.696	10.573	32
Fidelity® VIP Contrafund® Portfolio - Service Class 2
2014	17.097	17.246	1*
2015	17.246	17.128	8
2016	17.128	18.250	18
2017	18.250	21.947	20
2018	21.947	20.265	24
Fidelity® VIP FundsManager® 50% Portfolio - Service Class 2
2017	11.367	11.384	1*
2018	11.384	10.654	9
Fidelity® VIP Growth Portfolio - Service Class 2
2014	17.924	17.768	2
2015	17.768	18.787	9
2016	18.787	18.684	17
2017	18.684	24.914	29
2018	24.914	24.535	37
Fidelity® VIP Mid Cap Portfolio - Service Class 2
2014	17.451	17.784	1*
2015	17.784	17.303	11
2016	17.303	19.154	31
2017	19.154	22.835	48
2018	22.835	19.249	46
Fidelity® VIP Strategic Income Portfolio - Service Class 2
2015	9.723	9.477	8
2016	9.477	10.125	19
2017	10.125	10.770	43
2018	10.770	10.351	53
First Trust Dorsey Wright Tactical Core Portfolio – Class I
2016	9.590	9.821	2
2017	9.821	11.413	19
2018	11.413	10.375	29
First Trust Multi Income Allocation Portfolio - Class I
2014	10.311	10.332	1*
2015	10.332	9.890	7
2016	9.890	10.690	14
2017	10.690	11.213	15
2018	11.213	10.598	18
First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I
2014	10.583	10.609	22
2015	10.609	10.503	59
2016	10.503	11.607	156
2017	11.607	13.027	457
2018	13.027	12.251	461

	Account Value Death Benefit
	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
Franklin Founding Funds Allocation VIP Fund - Class 4
2014	9.863	9.726	24
2015	9.726	9.019	48
2016	9.019	10.073	48
2017	10.073	11.137	48
2018	11.137	9.960	44
Franklin Income VIP Fund - Class 4
2014	10.245	9.747	16
2015	9.747	8.952	21
2016	8.952	10.082	46
2017	10.082	10.924	46
2018	10.924	10.327	43
Franklin Mutual Shares VIP Fund - Class 4
2014	9.974	10.162	1*
2015	10.162	9.543	7
2016	9.543	10.943	11
2017	10.943	11.717	15
2018	11.717	10.527	13
Franklin Rising Dividends VIP Fund - Class 4
2014	9.657	10.554	4
2015	10.554	10.047	30
2016	10.047	11.521	49
2017	11.521	13.720	51
2018	13.720	12.869	42
Franklin Small Cap Value VIP Fund - Class 4
2014	9.800	9.848	1*
2015	9.848	9.008	4
2016	9.008	11.594	8
2017	11.594	12.678	9
2018	12.678	10.908	13
Franklin Small-Mid Cap Growth VIP Fund - Class 4
2014	10.692	10.719	2
2015	10.719	10.308	3
2016	10.308	10.606	10
2017	10.606	12.725	29
2018	12.725	11.899	31
Goldman Sachs VIT Government Money Market Fund - Service Shares
2014	9.941	9.930	1*
2015	9.930	9.822	11
2016	9.822	9.719	68
2017	9.719	9.662	66
2018	9.662	9.698	7
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Advisor Shares
2014	9.856	9.755	12
2015	9.755	9.177	16
2016	9.177	9.102	17
2017	9.102	9.465	17
2018	9.465	8.697	17
Goldman Sachs VIT Strategic Income Fund - Advisor Shares(6)
2014	9.877	9.822	2
2015	9.822	9.496	4
2016	9.496	9.461	5
2017	9.461	9.140	6
2018	9.140	9.134	7
Guggenheim VT Long Short Equity
2014	9.617	10.509	12
2015	10.509	10.525	20
2016	10.525	10.478	21
2017	10.478	11.902	22
2018	11.902	10.249	19

	Account Value Death Benefit
	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
Guggenheim VT Multi-Hedge Strategies
2014	10.005	10.370	1*
2015	10.370	10.446	7
2016	10.446	10.282	14
2017	10.282	10.543	14
2018	10.543	9.899	14
Hartford Capital Appreciation HLS Fund - Class IC
2014	10.617	10.435	3
2015	10.435	10.375	16
2016	10.375	10.773	24
2017	10.773	12.947	26
2018	12.947	11.856	31
Invesco V.I. Balanced-Risk Allocation Fund - Series II Shares
2014	10.167	10.180	10
2015	10.180	9.626	15
2016	9.626	10.617	34
2017	10.617	11.533	35
2018	11.533	10.641	28
Invesco V.I. Comstock Fund - Series II Shares
2014	N/A	N/A	N/A
2015	10.593	9.770	4
2016	9.770	11.304	4
2017	11.304	13.146	4
2018	13.146	11.394	5
Invesco V.I. Diversified Dividend Fund - Series II Shares
2014	10.741	10.567	1*
2015	10.567	10.641	5
2016	10.641	12.055	25
2017	12.055	12.918	34
2018	12.918	11.779	34
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II Shares
2014	10.840	10.839	3
2015	10.839	10.407	12
2016	10.407	11.728	24
2017	11.728	13.726	30
2018	13.726	12.475	30
Invesco V.I. Equity and Income Fund - Series II Shares
2014	N/A	N/A	N/A
2015	10.568	10.122	34
2016	10.122	11.497	37
2017	11.497	12.597	51
2018	12.597	11.247	43
Invesco V.I. International Growth Fund - Series II Shares
2014	9.322	9.643	4
2015	9.643	9.288	16
2016	9.288	9.123	22
2017	9.123	11.074	21
2018	11.074	9.287	21
Ivy VIP Asset Strategy Portfolio - Class II
2014	10.195	9.746	25
2015	9.746	8.835	29
2016	8.835	8.514	29
2017	8.514	9.960	26
2018	9.960	9.315	35
Ivy VIP Energy Portfolio - Class II
2014	8.273	8.111	1*
2015	8.111	6.247	2
2016	6.247	8.315	9
2017	8.315	7.184	17
2018	7.184	4.680	18

	Account Value Death Benefit
	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
Ivy VIP High Income Portfolio - Class II
2014	9.934	9.746	1*
2015	9.746	9.012	17
2016	9.012	10.356	56
2017	10.356	10.927	61
2018	10.927	10.579	58
Ivy VIP Micro Cap Growth Portfolio - Class II(9)
2014	10.151	10.616	1*
2015	10.616	9.534	1*
2016	9.534	10.682	4
2017	10.682	11.498	8
2018	11.498	13.611	10
Ivy VIP Mid Cap Growth Portfolio - Class II
2014	9.713	10.683	1*
2015	10.683	9.955	11
2016	9.955	10.449	12
2017	10.449	13.114	12
2018	13.114	12.963	22
Ivy VIP Science and Technology Portfolio - Class II
2014	10.265	10.492	4
2015	10.492	10.078	12
2016	10.078	10.122	21
2017	10.122	13.226	31
2018	13.226	12.397	44
Ivy VIP Small Cap Growth Portfolio - Class II
2018	13.426	11.920	9
JPMorgan Insurance Trust Core Bond Portfolio - Class 2
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
JPMorgan Insurance Trust Global Allocation Portfolio - Class 2
2015	9.653	9.454	2
2016	9.454	9.896	11
2017	9.896	11.437	11
2018	11.437	10.598	11
JPMorgan Insurance Trust Income Builder Portfolio - Class 2
2015	9.519	9.559	1*
2016	9.559	10.042	5
2017	10.042	11.095	8
2018	11.095	10.434	8
JPMorgan Insurance Trust Intrepid Mid Cap(1)
2014	10.121	11.058	1*
2015	11.058	10.268	11
2016	10.268	11.348	15
Lord Abbett Series Fund Bond Debenture Portfolio - Class VC
2014	9.963	10.004	3
2015	10.004	9.743	18
2016	9.743	10.806	24
2017	10.806	11.672	38
2018	11.672	11.080	40
Lord Abbett Series Fund Developing Growth Portfolio - Class VC
2014	10.824	10.978	1*
2015	10.978	9.967	3
2016	9.967	9.601	5
2017	9.601	12.338	6
2018	12.338	12.799	23

	Account Value Death Benefit
	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
Lord Abbett Series Fund Short Duration Income Portfolio - Class VC
2014	9.994	9.932	1*
2015	9.932	9.881	1*
2016	9.881	10.112	21
2017	10.112	10.220	24
2018	10.220	10.225	29
LVIP American Balanced Allocation Fund - Service Class
2014	N/A	N/A	N/A
2015	10.185	9.964	104
2016	9.964	10.430	236
2017	10.430	11.802	173
2018	11.802	11.160	171
LVIP American Growth Allocation Fund - Service Class
2014	9.742	10.182	4
2015	10.182	9.946	23
2016	9.946	10.436	43
2017	10.436	12.092	48
2018	12.092	11.321	53
LVIP American Preservation Fund - Service Class
2014	9.889	9.815	1*
2015	9.815	9.705	7
2016	9.705	9.750	10
2017	9.750	9.771	9
2018	9.771	9.713	8
LVIP AQR Enhanced Global Strategies(2)
2014	N/A	N/A	N/A
2015	10.772	10.374	3
2016	10.374	10.472	8
LVIP Baron Growth Opportunities Fund - Service Class
2014	18.794	20.470	1*
2015	20.470	19.280	1*
2016	19.280	20.132	2
2017	20.132	25.336	6
2018	25.336	24.072	6
LVIP BlackRock Dividend Value Managed Volatility Fund - Service Class
2014	12.484	12.541	1*
2015	12.541	11.772	5
2016	11.772	13.003	16
2017	13.003	14.937	20
2018	14.937	13.572	19
LVIP BlackRock Emerging Markets Managed Volatility(3)
2014	N/A	N/A	N/A
2015	9.181	7.858	3
2016	7.858	8.297	3
LVIP BlackRock Inflation Protected Bond Fund - Service Class
2014	10.097	9.901	1*
2015	9.901	9.492	4
2016	9.492	9.698	11
2017	9.698	9.778	13
2018	9.778	9.673	12
LVIP BlackRock Multi-Asset Income Fund - Service Class(7)
2014	9.853	9.830	10
2015	9.830	9.318	16
2016	9.318	9.837	22
2017	9.837	10.281	23
2018	10.281	10.137	23
LVIP BlackRock Scientific Allocation Fund - Service Class
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A

	Account Value Death Benefit
	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP Clarion Global Real Estate Fund - Service Class
2014	9.340	9.472	6
2015	9.472	9.231	16
2016	9.231	9.216	23
2017	9.216	10.080	33
2018	10.080	9.115	34
LVIP Delaware Bond Fund - Service Class
2014	14.279	14.337	2
2015	14.337	14.185	16
2016	14.185	14.362	54
2017	14.362	14.776	59
2018	14.776	14.442	62
LVIP Delaware Diversified Floating Rate Fund - Service Class
2014	10.053	10.055	5
2015	10.055	9.849	11
2016	9.849	9.936	45
2017	9.936	10.052	53
2018	10.052	9.944	58
LVIP Delaware Social Awareness Fund - Service Class
2014	N/A	N/A	N/A
2015	N/A	N/A	N/A
2016	17.605	17.759	1*
2017	17.759	21.036	1*
2018	21.036	19.793	1*
LVIP Delaware Wealth Builder Fund - Service Class
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
LVIP Dimensional International Core Equity Fund - Service Class
2015	8.975	9.000	1*
2016	9.000	9.280	1*
2017	9.280	11.658	7
2018	11.658	9.484	31
LVIP Dimensional International Equity Managed Volatility Fund - Service Class
2014	10.553	10.112	1*
2015	10.112	9.581	2
2016	9.581	9.639	2
2017	9.639	11.997	4
2018	11.997	9.934	5
LVIP Dimensional U.S. Core Equity 1 Fund - Service Class
2015	10.380	10.237	1*
2016	10.237	11.544	5
2017	11.544	13.754	26
2018	13.754	12.570	38
LVIP Dimensional U.S. Core Equity 2 Fund - Service Class
2015	9.718	9.395	4
2016	9.395	10.822	4
2017	10.822	12.632	13
2018	12.632	11.262	6
LVIP Dimensional U.S. Equity Managed Volatility Fund - Service Class
2014	14.477	14.311	17
2015	14.311	13.044	34
2016	13.044	14.302	34
2017	14.302	16.815	33
2018	16.815	15.297	31
LVIP Dimensional/Vanguard Total Bond Fund - Service Class
2014	10.551	10.520	3
2015	10.520	10.411	16
2016	10.411	10.487	26
2017	10.487	10.651	40
2018	10.651	10.493	50

	Account Value Death Benefit
	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Service Class
2014	N/A	N/A	N/A
2015	N/A	N/A	N/A
2016	N/A	N/A	N/A
2017	10.947	11.522	2
2018	11.522	10.329	2
LVIP Franklin Templeton Multi-Asset Opportunities Fund - Service Class
2014	N/A	N/A	N/A
2015	N/A	N/A	N/A
2016	9.338	9.575	17
2017	9.575	10.462	7
2018	10.462	9.949	13
LVIP Global Aggressive Growth Allocation Managed Risk Fund - Service Class
2018	N/A	N/A	N/A
LVIP Global Growth Allocation Managed Risk Fund - Service Class
2014	13.377	13.375	7
2015	13.375	12.709	18
2016	12.709	13.134	22
2017	13.134	14.984	6
2018	14.984	13.848	6
LVIP Global Income Fund - Service Class
2014	N/A	N/A	N/A
2015	N/A	N/A	N/A
2016	11.631	11.349	1*
2017	11.349	11.763	1*
2018	11.763	11.827	1*
LVIP Global Moderate Allocation Managed Risk Fund - Service Class
2014	N/A	N/A	N/A
2015	14.765	13.667	17
2016	13.667	14.069	26
2017	14.069	15.869	26
2018	15.869	14.805	27
LVIP Goldman Sachs Income Builder Fund - Service Class
2014	N/A	N/A	N/A
2015	N/A	N/A	N/A
2016	9.482	10.157	4
2017	10.157	10.815	4
2018	10.815	10.199	4
LVIP Government Money Market Fund - Service Class
2016	N/A	N/A	N/A
2017	9.970	9.892	10
2018	9.892	9.896	139
LVIP JPMorgan High Yield Fund - Service Class
2014	13.685	13.295	2
2015	13.295	12.601	3
2016	12.601	14.080	9
2017	14.080	14.833	17
2018	14.833	14.216	22
LVIP JPMorgan Retirement Income Fund - Service Class
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Service Class
2014	13.093	13.160	1*
2015	13.160	11.979	2
2016	11.979	13.000	8
2017	13.000	14.710	5
2018	14.710	12.800	5
LVIP Loomis Sayles Global Growth Fund - Service Class
2018	N/A	N/A	N/A

	Account Value Death Benefit
	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP MFS International Growth Fund - Service Class
2014	N/A	N/A	N/A
2015	9.439	9.259	11
2016	9.259	9.286	19
2017	9.286	12.081	25
2018	12.081	10.938	27
LVIP MFS Value Fund - Service Class
2014	13.740	14.142	3
2015	14.142	13.876	21
2016	13.876	15.615	35
2017	15.615	18.124	50
2018	18.124	16.093	55
LVIP Mondrian International Value Fund - Service Class
2014	9.242	9.028	3
2015	9.028	8.569	4
2016	8.569	8.794	4
2017	8.794	10.528	4
2018	10.528	9.194	4
LVIP Multi-Manager Global Equity Managed Volatility Fund - Service Class
2014	N/A	N/A	N/A
2015	N/A	N/A	N/A
2016	9.030	9.433	1*
2017	9.433	11.213	1*
2018	11.213	10.142	1*
LVIP PIMCO Low Duration Bond Fund - Service Class
2014	9.973	9.931	16
2015	9.931	9.962	22
2016	9.962	10.086	27
2017	10.086	10.119	32
2018	10.119	10.098	43
LVIP SSGA Bond Index Fund - Service Class
2014	N/A	N/A	N/A
2015	12.271	12.175	1*
2016	12.175	12.287	21
2017	12.287	12.508	47
2018	12.508	12.299	48
LVIP SSGA Conservative Index Allocation Fund - Service Class
2018	N/A	N/A	N/A
LVIP SSGA Conservative Structured Allocation Fund - Service Class
2014	N/A	N/A	N/A
2015	12.131	12.027	2
2016	12.027	12.677	7
2017	12.677	13.721	9
2018	13.721	12.858	9
LVIP SSGA Developed International 150 Fund - Service Class
2014	N/A	N/A	N/A
2015	11.089	10.282	10
2016	10.282	11.132	13
2017	11.132	13.571	12
2018	13.571	11.350	16
LVIP SSGA Emerging Markets 100 Fund - Service Class
2014	N/A	N/A	N/A
2015	11.846	10.000	7
2016	10.000	11.390	13
2017	11.390	13.914	23
2018	13.914	12.036	31
LVIP SSGA Emerging Markets Equity Index Fund - Service Class
2018	N/A	N/A	N/A

	Account Value Death Benefit
	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Service Class
2014	11.931	11.907	9
2015	11.907	10.982	19
2016	10.982	11.444	29
2017	11.444	12.964	31
2018	12.964	11.745	34
LVIP SSGA International Index Fund - Service Class
2014	N/A	N/A	N/A
2015	9.892	9.301	23
2016	9.301	9.267	54
2017	9.267	11.401	63
2018	11.401	9.707	65
LVIP SSGA International Managed Volatility Fund - Service Class
2016	10.189	10.143	3
2017	10.143	12.436	15
2018	12.436	10.772	15
LVIP SSGA Large Cap 100 Fund - Service Class
2014	N/A	N/A	N/A
2015	18.692	17.803	4
2016	17.803	21.346	16
2017	21.346	25.012	27
2018	25.012	21.935	22
LVIP SSGA Mid-Cap Index Fund - Service Class
2017	11.681	12.571	10
2018	12.571	10.991	18
LVIP SSGA Moderate Index Allocation Fund - Service Class
2018	N/A	N/A	N/A
LVIP SSGA Moderate Structured Allocation Fund - Service Class
2014	N/A	N/A	N/A
2015	13.663	12.700	17
2016	12.700	13.692	17
2017	13.692	15.284	26
2018	15.284	14.005	28
LVIP SSGA Moderately Aggressive Index Allocation Fund - Service Class
2018	N/A	N/A	N/A
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Service Class
2014	N/A	N/A	N/A
2015	13.674	13.016	10
2016	13.016	14.187	8
2017	14.187	16.082	13
2018	16.082	14.566	13
LVIP SSGA S&P 500 Index Fund - Service Class
2014	14.414	15.745	4
2015	15.745	15.716	53
2016	15.716	17.328	172
2017	17.328	20.783	205
2018	20.783	19.554	230
LVIP SSGA Short-Term Bond Index Fund - Service Class
2018	N/A	N/A	N/A
LVIP SSGA Small-Cap Index Fund - Service Class
2014	13.781	13.995	1*
2015	13.995	13.157	16
2016	13.157	15.664	63
2017	15.664	17.651	79
2018	17.651	15.435	88

	Account Value Death Benefit
	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP SSGA Small-Mid Cap 200 Fund - Service Class
2014	20.045	20.206	1*
2015	20.206	18.571	2
2016	18.571	23.835	8
2017	23.835	25.005	14
2018	25.005	21.351	14
LVIP T. Rowe Price Growth Stock Fund - Service Class
2014	15.482	15.474	2
2015	15.474	16.904	10
2016	16.904	16.911	44
2017	16.911	22.306	65
2018	22.306	21.761	73
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Service Class
2014	18.140	20.115	1*
2015	20.115	20.263	7
2016	20.263	21.502	11
2017	21.502	26.464	17
2018	26.464	25.309	10
LVIP U.S. Aggressive Growth Allocation Managed Risk - Service Class
2018	N/A	N/A	N/A
LVIP Vanguard Domestic Equity ETF Fund - Service Class
2014	13.908	15.192	2
2015	15.192	14.942	8
2016	14.942	16.531	24
2017	16.531	19.600	19
2018	19.600	18.383	16
LVIP Vanguard International Equity ETF Fund - Service Class
2014	10.436	10.494	2
2015	10.494	10.048	14
2016	10.048	10.282	23
2017	10.282	13.016	27
2018	13.016	10.952	26
LVIP Wellington Capital Growth Fund - Service Class
2014	N/A	N/A	N/A
2015	N/A	N/A	N/A
2016	15.498	16.017	8
2017	16.017	21.470	12
2018	21.470	21.469	20
LVIP Wellington Mid-Cap Value Fund - Service Class
2014	13.441	13.489	1*
2015	13.489	13.106	1*
2016	13.106	14.620	4
2017	14.620	16.362	5
2018	16.362	13.796	6
LVIP Western Asset Core Bond Fund - Service Class
2017	10.058	10.161	5
2018	N/A	N/A	N/A
MFS® VIT Growth Series - Service Class
2014	15.231	16.188	1*
2015	16.188	17.179	3
2016	17.179	17.362	19
2017	17.362	22.510	20
2018	22.510	22.800	27
MFS® VIT II International Value Portfolio - Service Class
2014	9.772	9.723	1*
2015	9.723	10.224	14
2016	10.224	10.501	40
2017	10.501	13.172	48
2018	13.172	11.761	52

	Account Value Death Benefit
	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
MFS® VIT Total Return Series - Service Class
2016	N/A	N/A	N/A
2017	16.823	17.403	4
2018	17.403	16.202	4
MFS® VIT Utilities Series - Service Class
2014	20.955	20.465	2
2015	20.465	17.254	6
2016	17.254	18.982	5
2017	18.982	21.496	6
2018	21.496	21.433	5
Morgan Stanley VIF Global Infrastructure Portfolio - Class II
2014	10.368	10.558	1*
2015	10.558	8.994	4
2016	8.994	10.227	8
2017	10.227	11.384	14
2018	11.384	10.371	19
Oppenheimer International Growth Fund/VA Service Shares
2014	9.041	9.016	3
2015	9.016	9.195	14
2016	9.195	8.847	21
2017	8.847	11.064	23
2018	11.064	8.804	13
Oppenheimer Main Street Small Cap Fund®/VA Service Shares
2014	10.498	11.051	1*
2015	11.051	10.264	3
2016	10.264	11.946	6
2017	11.946	13.458	12
2018	13.458	11.908	17
PIMCO VIT All Asset All Authority Portfolio - Advisor Class
2014	9.281	9.284	11
2015	9.284	8.043	12
2016	8.043	9.033	12
2017	9.033	9.915	13
2018	9.915	9.149	13
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Advisor Class
2014	11.694	9.949	1*
2015	9.949	7.315	7
2016	7.315	8.311	10
2017	8.311	8.389	10
2018	8.389	7.118	11
PIMCO VIT Dynamic Bond Portfolio - Advisor Class
2014	10.058	10.025	4
2015	10.025	9.739	17
2016	9.739	10.079	23
2017	10.079	10.458	24
2018	10.458	10.439	31
PIMCO VIT Emerging Markets Bond Portfolio - Advisor Class
2014	10.002	9.565	1*
2015	9.565	9.239	2
2016	9.239	10.347	5
2017	10.347	11.235	6
2018	11.235	10.572	4
Putnam VT George Putnam Balanced Fund - Class IB
2017	10.658	11.667	3
2018	11.667	11.177	17
Putnam VT Global Health Care Fund - Class IB
2015	10.638	10.016	15
2016	10.016	8.782	23
2017	8.782	10.015	24
2018	10.015	9.846	19

	Account Value Death Benefit
	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
Putnam VT Income Fund - Class IB
2015	9.682	9.592	1*
2016	9.592	9.677	13
2017	9.677	10.106	13
2018	10.106	10.016	13
Putnam VT Multi-Asset Absolute Return Fund - Class IB
2014	N/A	N/A	N/A
2015	10.206	10.051	1*
2016	10.051	10.011	6
2017	10.011	10.592	7
2018	10.592	9.655	6
QS Variable Conservative Growth - Class II
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
SEI VP Market Growth Strategy Fund - Class III
2014	N/A	N/A	N/A
2015	N/A	N/A	N/A
2016	N/A	N/A	N/A
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
SEI VP Market Plus Strategy Fund - Class III
2014	N/A	N/A	N/A
2015	N/A	N/A	N/A
2016	9.696	10.304	1*
2017	10.304	12.068	1*
2018	12.068	10.707	1*
Templeton Foreign VIP Fund - Class 4
2014	9.369	8.642	4
2015	8.642	7.978	4
2016	7.978	8.451	17
2017	8.451	9.748	19
2018	9.748	8.143	7
Templeton Global Bond VIP Fund - Class 4
2014	10.072	9.915	3
2015	9.915	9.376	35
2016	9.376	9.540	67
2017	9.540	9.601	76
2018	9.601	9.676	85
Transparent Value Directional Allocation VI(4)
2014	10.188	9.920	1*
2015	9.920	9.540	7
2016	9.540	9.862	3
VanEck VIP Global Hard Assets Fund - Class S Shares
2014	7.778	7.531	1*
2015	7.531	4.944	4
2016	4.944	7.014	7
2017	7.014	6.801	11
2018	6.801	4.814	12
Virtus Newfleet Multi-Sector Intermediate Bond Series - Class A Shares
2014	9.964	9.721	1*
2015	9.721	9.494	7
2016	9.494	10.263	12
2017	10.263	10.833	28
2018	10.833	10.429	16
Virtus Rampart Equity Trend Series - Class A Shares(8)
2014	9.978	9.840	2
2015	9.840	8.825	2
2016	8.825	8.644	2
2017	8.644	10.298	2
2018	10.298	10.498	2

*	The numbers of accumulation units less than 1000 were rounded up to one.
[1]	The JPMorgan Insurance Trust Intrepid Mid Cap Portfolio was liquidated on May 19, 2017.
[2]	The LVIP AQR Enhanced Global Strategies Fund was liquidated on January 10, 2017.
[3]	On December 9, 2016, this Subaccount was closed and the values were transferred to the LVIP SSGA International Managed Volatility Fund Subaccount.
[4]	The Transparent Value Directional Allocation VI Portfolio was liquidated on June 6, 2016.
[5]	The BlackRock iShares® Alternative Strategies V.I Fund was liquidated on August 31, 2018.
[6]	The Goldman Sachs VIT Strategic Income Fund was liquidated on April 27, 2018.
[7]	The LVIP BlackRock Multi-Asset Income Fund was liquidated on November 16, 2018.
[8]	The Virtus Rampart Equity Trend Series was liquidated on June 28, 2018.
[9]	Effective November 5, 2018, the Ivy VIP Micro Cap Growth Portfolio was reorganized into the Ivy VIP Small Cap Growth Portfolio.
C-Share
	Account Value Death Benefit
	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
AB VPS Small/Mid Cap Value Portfolio - Class B
2014	N/A	N/A	N/A
2015	32.923	29.599	2
2016	29.599	36.479	2
2017	36.479	40.655	1*
2018	N/A	N/A	N/A
ALPS/Alerian Energy Infrastructure Portfolio - Class III
2014	10.478	10.260	2
2015	10.260	6.289	2
2016	6.289	8.746	2
2017	8.746	8.564	13
2018	8.564	6.855	13
ALPS/Red Rocks Listed Private Equity Portfolio - Class III
2015	N/A	N/A	N/A
2016	9.556	9.781	1*
2017	9.781	12.071	1*
2018	12.071	10.426	1*
ALPS/Stadion Core ETF Portfolio - Class III
2014	10.403	10.483	2
2015	10.483	9.386	2
2016	9.386	10.271	2
2017	10.271	11.520	2
2018	11.520	10.681	2
ALPS/Stadion Tactical Growth Portfolio - Class III
2015	9.465	9.430	1*
2016	9.430	10.172	8
2017	10.172	11.269	8
2018	11.269	10.654	8
American Century VP Balanced Fund - Class II
2016	N/A	N/A	N/A
2017	N/A	N/A	N/A
2018	12.090	11.087	6
American Century VP Large Company Value Fund - Class II
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
American Funds Asset Allocation Fund - Class 4
2014	N/A	N/A	N/A
2015	10.101	10.292	28
2016	10.292	11.096	52
2017	11.096	12.701	40
2018	12.701	11.937	64

	Account Value Death Benefit
	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
American Funds Blue Chip Income and Growth Fund - Class 4
2014	N/A	N/A	N/A
2015	11.024	10.425	4
2016	10.425	12.200	5
2017	12.200	14.060	5
2018	14.060	12.647	9
American Funds Capital Income Builder® - Class 4
2014	N/A	N/A	N/A
2015	9.647	9.563	11
2016	9.563	9.801	25
2017	9.801	10.904	22
2018	10.904	9.988	45
American Funds Global Growth Fund - Class 4
2014	10.102	10.274	1*
2015	10.274	10.825	4
2016	10.825	10.730	5
2017	10.730	13.894	9
2018	13.894	12.454	9
American Funds Global Small Capitalization Fund - Class 4
2014	N/A	N/A	N/A
2015	11.625	9.953	10
2016	9.953	10.010	9
2017	10.010	12.419	20
2018	12.419	10.940	21
American Funds Growth Fund - Class 4
2014	10.456	10.711	1*
2015	10.711	11.274	12
2016	11.274	12.160	53
2017	12.160	15.370	53
2018	15.370	15.102	62
American Funds Growth-Income Fund - Class 4
2014	10.596	10.648	2
2015	10.648	10.643	9
2016	10.643	11.694	18
2017	11.694	14.098	17
2018	14.098	13.636	36
American Funds International Fund - Class 4
2014	9.701	9.514	2
2015	9.514	8.950	11
2016	8.950	9.123	17
2017	9.123	11.883	11
2018	11.883	10.162	15
American Funds Mortgage Fund - Class 4
2014	N/A	N/A	N/A
2015	10.175	10.164	2
2016	10.164	10.240	19
2017	10.240	10.211	16
2018	10.211	10.091	12
American Funds New World Fund® - Class 4
2014	10.073	9.066	1*
2015	9.066	8.651	4
2016	8.651	8.975	9
2017	8.975	11.439	9
2018	11.439	9.687	11
BlackRock Global Allocation V.I. Fund - Class III
2014	N/A	N/A	N/A
2015	14.515	14.449	12
2016	14.449	14.813	12
2017	14.813	16.634	9
2018	16.634	15.183	9

	Account Value Death Benefit
	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
BlackRock iShares® Alternative Strategies V.I. Fund - Class III(5)
2015	N/A	N/A	N/A
2016	10.289	9.839	1*
2017	9.839	10.926	1*
2018	10.926	11.074	1*
ClearBridge Variable Aggressive Growth Portfolio - Class II
2014	11.073	11.137	2
2015	11.137	10.785	4
2016	10.785	10.750	4
2017	10.750	12.314	4
2018	12.314	11.119	4
ClearBridge Variable Large Cap Growth Portfolio - Class II
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
ClearBridge Variable Mid Cap Portfolio - Class II
2014	10.307	10.566	1*
2015	10.566	10.642	2
2016	10.642	11.468	2
2017	11.468	12.747	3
2018	12.747	10.977	3
Columbia VP Commodity Strategy Fund - Class 2
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
Columbia VP Emerging Markets Bond Fund - Class 2
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
Columbia VP Strategic Income Fund - Class 2
2017	10.050	10.439	12
2018	10.439	10.243	11
Delaware VIP® Diversified Income Series - Service Class
2014	16.945	16.852	9
2015	16.852	16.420	11
2016	16.420	16.749	14
2017	16.749	17.350	20
2018	17.350	16.743	19
Delaware VIP® Emerging Markets Series - Service Class
2014	26.701	25.024	4
2015	25.024	21.062	1*
2016	21.062	23.646	1*
2017	23.646	32.746	4
2018	32.746	27.156	4
Delaware VIP® REIT Series - Service Class
2014	N/A	N/A	N/A
2015	30.262	29.680	1*
2016	29.680	30.957	2
2017	30.957	30.961	2
2018	30.961	28.278	2
Delaware VIP® Small Cap Value Series - Service Class
2014	28.431	31.326	4
2015	31.326	28.937	1*
2016	28.937	37.461	1*
2017	37.461	41.348	1*
2018	41.348	33.915	1*
Delaware VIP® Smid Cap Core Series - Service Class
2014	N/A	N/A	N/A
2015	30.200	31.717	2
2016	31.717	33.834	4
2017	33.834	39.557	3
2018	39.557	34.221	5

	Account Value Death Benefit
	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
Delaware VIP® U.S. Growth Series - Service Class
2014	N/A	N/A	N/A
2015	N/A	N/A	N/A
2016	N/A	N/A	N/A
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
Delaware VIP® Value Series - Service Class
2014	N/A	N/A	N/A
2015	26.530	25.674	2
2016	25.674	28.986	10
2017	28.986	32.502	11
2018	32.502	31.135	11
DWS Alternative Asset Allocation VIP Portfolio - Class B
2014	N/A	N/A	N/A
2015	N/A	N/A	N/A
2016	N/A	N/A	N/A
2017	12.881	13.516	1*
2018	13.516	12.099	1*
Eaton Vance VT Floating-Rate Income Fund - Initial Class
2014	N/A	N/A	N/A
2015	10.078	9.680	13
2016	9.680	10.414	12
2017	10.414	10.637	13
2018	10.637	10.502	1*
Fidelity® VIP Contrafund® Portfolio - Service Class 2
2014	27.600	28.163	4
2015	28.163	27.929	12
2016	27.929	29.714	17
2017	29.714	35.681	15
2018	35.681	32.898	17
Fidelity® VIP FundsManager® 50% Portfolio - Service Class 2
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
Fidelity® VIP Growth Portfolio - Service Class 2
2014	N/A	N/A	N/A
2015	22.979	23.990	1*
2016	23.990	23.822	1*
2017	23.822	31.717	1*
2018	31.717	31.184	1*
Fidelity® VIP Mid Cap Portfolio - Service Class 2
2014	21.322	21.439	1*
2015	21.439	20.828	1*
2016	20.828	23.021	2
2017	23.021	27.405	7
2018	27.405	23.067	9
Fidelity® VIP Strategic Income Portfolio - Service Class 2
2015	9.876	9.467	1*
2016	9.467	10.099	17
2017	10.099	10.727	13
2018	10.727	10.294	9
First Trust Dorsey Wright Tactical Core Portfolio – Class I
2016	N/A	N/A	N/A
2017	9.997	11.378	1*
2018	11.378	10.328	1*
First Trust Multi Income Allocation Portfolio - Class I
2014	N/A	N/A	N/A
2015	N/A	N/A	N/A
2016	N/A	N/A	N/A
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A

	Account Value Death Benefit
	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I
2014	N/A	N/A	N/A
2015	10.851	10.477	1*
2016	10.477	11.561	5
2017	11.561	12.955	5
2018	12.955	12.166	5
Franklin Founding Funds Allocation VIP Fund - Class 4
2014	N/A	N/A	N/A
2015	N/A	N/A	N/A
2016	N/A	N/A	N/A
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
Franklin Income VIP Fund - Class 4
2014	9.633	9.738	16
2015	9.738	8.930	25
2016	8.930	10.042	28
2017	10.042	10.865	34
2018	10.865	10.256	23
Franklin Mutual Shares VIP Fund - Class 4
2014	9.947	10.152	1*
2015	10.152	9.520	31
2016	9.520	10.900	1*
2017	10.900	11.653	1*
2018	11.653	10.454	3
Franklin Rising Dividends VIP Fund - Class 4
2014	10.414	10.544	2
2015	10.544	10.022	3
2016	10.022	11.475	2
2017	11.475	13.645	2
2018	13.645	12.779	2
Franklin Small Cap Value VIP Fund - Class 4
2014	9.693	9.839	1*
2015	9.839	8.986	1*
2016	N/A	N/A	N/A
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
Franklin Small-Mid Cap Growth VIP Fund - Class 4
2014	N/A	N/A	N/A
2015	10.555	10.282	7
2016	10.282	10.564	7
2017	10.564	12.655	1*
2018	12.655	11.816	2
Goldman Sachs VIT Government Money Market Fund - Service Shares
2014	9.931	9.921	56
2015	9.921	9.798	23
2016	9.798	9.680	17
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Advisor Shares
2014	9.641	9.746	1*
2015	9.746	9.154	1*
2016	9.154	9.066	1*
2017	9.066	9.414	1*
2018	9.414	8.637	1*
Goldman Sachs VIT Strategic Income Fund - Advisor Shares(6)
2014	9.737	9.813	1*
2015	9.813	9.473	1*
2016	9.473	9.425	1*
2017	9.425	9.091	2
2018	9.091	9.080	2

	Account Value Death Benefit
	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
Guggenheim VT Long Short Equity
2014	N/A	N/A	N/A
2015	10.829	10.499	1*
2016	10.499	10.437	1*
2017	10.437	11.837	1*
2018	11.837	10.178	1*
Guggenheim VT Multi-Hedge Strategies
2014	10.101	10.360	2
2015	10.360	10.421	2
2016	10.421	10.241	2
2017	10.241	10.488	1*
2018	10.488	9.832	1*
Hartford Capital Appreciation HLS Fund - Class IC
2014	10.400	10.425	2
2015	10.425	10.349	4
2016	10.349	10.731	8
2017	10.731	12.876	8
2018	12.876	11.774	8
Invesco V.I. Balanced-Risk Allocation Fund - Series II Shares
2014	N/A	N/A	N/A
2015	N/A	N/A	N/A
2016	N/A	N/A	N/A
2017	10.731	11.470	17
2018	N/A	N/A	N/A
Invesco V.I. Comstock Fund - Series II Shares
2014	10.596	10.521	1*
2015	10.521	9.747	1*
2016	9.747	11.261	1*
2017	11.261	13.076	2
2018	13.076	11.316	2
Invesco V.I. Diversified Dividend Fund - Series II Shares
2014	10.378	10.557	2
2015	10.557	10.615	7
2016	10.615	12.007	14
2017	12.007	12.847	14
2018	12.847	11.696	14
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II Shares
2014	10.580	10.829	1*
2015	10.829	10.382	46
2016	10.382	11.682	39
2017	11.682	13.652	39
2018	13.652	12.389	39
Invesco V.I. Equity and Income Fund - Series II Shares
2014	N/A	N/A	N/A
2015	10.549	10.097	9
2016	N/A	N/A	N/A
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
Invesco V.I. International Growth Fund - Series II Shares
2014	27.800	26.708	1*
2015	26.708	25.687	1*
2016	25.687	25.191	1*
2017	25.191	30.532	1*
2018	30.532	25.568	1*
Ivy VIP Asset Strategy Portfolio - Class II
2014	9.673	9.737	1*
2015	9.737	8.814	3
2016	8.814	8.480	5
2017	8.480	9.906	5
2018	9.906	9.250	4

	Account Value Death Benefit
	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
Ivy VIP Energy Portfolio - Class II
2014	N/A	N/A	N/A
2015	N/A	N/A	N/A
2016	7.062	8.278	1*
2017	8.278	7.142	7
2018	7.142	4.645	1*
Ivy VIP High Income Portfolio - Class II
2014	10.053	9.737	2
2015	9.737	8.990	3
2016	8.990	10.316	13
2017	10.316	10.868	4
2018	10.868	10.506	4
Ivy VIP Micro Cap Growth Portfolio - Class II(9)
2014	N/A	N/A	N/A
2015	N/A	N/A	N/A
2016	10.670	10.643	1*
2017	10.643	11.439	9
2018	11.439	13.523	9
Ivy VIP Mid Cap Growth Portfolio - Class II
2014	N/A	N/A	N/A
2015	11.162	9.931	1*
2016	9.931	10.407	5
2017	10.407	13.042	5
2018	13.042	12.873	5
Ivy VIP Science and Technology Portfolio - Class II
2014	N/A	N/A	N/A
2015	10.280	10.053	3
2016	10.053	10.082	10
2017	10.082	13.154	10
2018	13.154	12.311	9
Ivy VIP Small Cap Growth Portfolio - Class II
2018	13.340	11.840	9
JPMorgan Insurance Trust Core Bond Portfolio - Class 2
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
JPMorgan Insurance Trust Global Allocation Portfolio - Class 2
2015	N/A	N/A	N/A
2016	N/A	N/A	N/A
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
JPMorgan Insurance Trust Income Builder Portfolio - Class 2
2015	N/A	N/A	N/A
2016	N/A	N/A	N/A
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
JPMorgan Insurance Trust Intrepid Mid Cap(1)
2014	10.564	11.048	2
2015	11.048	10.243	6
2016	10.243	11.303	6
Lord Abbett Series Fund Bond Debenture Portfolio - Class VC
2014	10.079	9.995	3
2015	9.995	9.719	4
2016	9.719	10.763	3
2017	10.763	11.609	31
2018	11.609	11.004	11

	Account Value Death Benefit
	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
Lord Abbett Series Fund Developing Growth Portfolio - Class VC
2014	10.583	10.968	1*
2015	10.968	9.943	7
2016	9.943	9.564	7
2017	9.564	12.272	7
2018	12.272	12.711	6
Lord Abbett Series Fund Short Duration Income Portfolio - Class VC
2014	9.993	9.923	3
2015	9.923	9.856	4
2016	9.856	10.071	14
2017	10.071	10.164	13
2018	10.164	10.153	4
LVIP American Balanced Allocation Fund - Service Class
2014	N/A	N/A	N/A
2015	10.036	9.940	3
2016	9.940	10.389	6
2017	10.389	11.738	7
2018	11.738	11.083	32
LVIP American Growth Allocation Fund - Service Class
2014	N/A	N/A	N/A
2015	N/A	N/A	N/A
2016	10.515	10.394	13
2017	10.394	12.026	13
2018	12.026	11.242	13
LVIP American Preservation Fund - Service Class
2014	N/A	N/A	N/A
2015	N/A	N/A	N/A
2016	9.711	9.685	1*
2017	9.685	9.692	3
2018	9.692	9.622	1*
LVIP AQR Enhanced Global Strategies(2)
2014	N/A	N/A	N/A
2015	N/A	N/A	N/A
2016	N/A	N/A	N/A
LVIP Baron Growth Opportunities Fund - Service Class
2014	N/A	N/A	N/A
2015	20.003	18.002	1*
2016	18.002	18.769	1*
2017	18.769	23.583	1*
2018	N/A	N/A	N/A
LVIP BlackRock Dividend Value Managed Volatility Fund - Service Class
2014	N/A	N/A	N/A
2015	12.283	12.478	4
2016	12.478	13.762	4
2017	13.762	15.785	7
2018	15.785	14.321	7
LVIP BlackRock Emerging Markets Managed Volatility(3)
2014	N/A	N/A	N/A
2015	N/A	N/A	N/A
2016	N/A	N/A	N/A
LVIP BlackRock Inflation Protected Bond Fund - Service Class
2014	10.163	9.892	2
2015	9.892	9.469	2
2016	9.469	9.660	2
2017	9.660	9.724	10
2018	N/A	N/A	N/A

	Account Value Death Benefit
	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP BlackRock Multi-Asset Income Fund - Service Class(7)
2014	9.963	9.820	2
2015	9.820	9.295	2
2016	9.295	9.798	2
2017	9.798	10.225	3
2018	10.225	10.069	3
LVIP BlackRock Scientific Allocation Fund - Service Class
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
LVIP Clarion Global Real Estate Fund - Service Class
2014	9.352	9.365	3
2015	9.365	9.113	3
2016	9.113	9.085	3
2017	9.085	9.922	3
2018	9.922	8.959	3
LVIP Delaware Bond Fund - Service Class
2014	N/A	N/A	N/A
2015	14.233	13.943	31
2016	13.943	14.095	35
2017	14.095	14.478	13
2018	14.478	14.130	13
LVIP Delaware Diversified Floating Rate Fund - Service Class
2014	10.051	9.988	7
2015	9.988	9.768	6
2016	9.768	9.840	6
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
LVIP Delaware Social Awareness Fund - Service Class
2014	N/A	N/A	N/A
2015	N/A	N/A	N/A
2016	N/A	N/A	N/A
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
LVIP Delaware Wealth Builder Fund - Service Class
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
LVIP Dimensional International Core Equity Fund - Service Class
2015	N/A	N/A	N/A
2016	8.958	9.256	9
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
LVIP Dimensional International Equity Managed Volatility Fund - Service Class
2014	N/A	N/A	N/A
2015	N/A	N/A	N/A
2016	N/A	N/A	N/A
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
LVIP Dimensional U.S. Core Equity 1 Fund - Service Class
2015	17.031	16.497	1*
2016	16.497	18.574	5
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
LVIP Dimensional U.S. Core Equity 2 Fund - Service Class
2015	N/A	N/A	N/A
2016	N/A	N/A	N/A
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A

	Account Value Death Benefit
	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP Dimensional U.S. Equity Managed Volatility Fund - Service Class
2014	N/A	N/A	N/A
2015	N/A	N/A	N/A
2016	N/A	N/A	N/A
2017	14.339	16.650	1*
2018	16.650	15.124	1*
LVIP Dimensional/Vanguard Total Bond Fund - Service Class
2014	10.437	10.462	3
2015	10.462	10.339	11
2016	10.339	10.398	23
2017	10.398	10.546	9
2018	10.546	10.374	31
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Service Class
2014	N/A	N/A	N/A
2015	10.409	9.398	5
2016	9.398	9.482	5
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
LVIP Franklin Templeton Multi-Asset Opportunities Fund - Service Class
2014	N/A	N/A	N/A
2015	10.182	9.554	1*
2016	9.554	9.537	1*
2017	9.537	10.404	1*
2018	10.404	9.879	3
LVIP Global Aggressive Growth Allocation Managed Risk Fund - Service Class
2018	N/A	N/A	N/A
LVIP Global Growth Allocation Managed Risk Fund - Service Class
2014	14.885	14.510	1*
2015	14.510	13.766	6
2016	13.766	14.205	1*
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
LVIP Global Income Fund - Service Class
2014	11.904	11.741	13
2015	N/A	N/A	N/A
2016	N/A	N/A	N/A
2017	11.412	11.611	8
2018	N/A	N/A	N/A
LVIP Global Moderate Allocation Managed Risk Fund - Service Class
2014	15.326	15.251	3
2015	15.251	14.516	7
2016	14.516	14.920	3
2017	14.920	16.804	8
2018	16.804	15.654	8
LVIP Goldman Sachs Income Builder Fund - Service Class
2014	N/A	N/A	N/A
2015	N/A	N/A	N/A
2016	N/A	N/A	N/A
2017	10.270	10.755	1*
2018	10.755	10.127	1*
LVIP Government Money Market Fund - Service Class
2016	N/A	N/A	N/A
2017	9.937	9.876	2
2018	9.876	9.864	8
LVIP JPMorgan High Yield Fund - Service Class
2014	13.245	13.200	11
2015	13.200	12.492	8
2016	12.492	13.937	8
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A

	Account Value Death Benefit
	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP JPMorgan Retirement Income Fund - Service Class
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Service Class
2014	N/A	N/A	N/A
2015	12.059	11.823	6
2016	11.823	12.811	6
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
LVIP Loomis Sayles Global Growth Fund - Service Class
2018	N/A	N/A	N/A
LVIP MFS International Growth Fund - Service Class
2014	8.921	9.161	8
2015	9.161	9.142	1*
2016	9.142	9.155	6
2017	9.155	11.893	6
2018	11.893	10.751	6
LVIP MFS Value Fund - Service Class
2014	12.674	13.982	8
2015	13.982	13.698	2
2016	13.698	15.393	11
2017	15.393	17.837	16
2018	17.837	15.815	15
LVIP Mondrian International Value Fund - Service Class
2014	8.980	9.020	12
2015	9.020	8.548	1*
2016	8.548	8.762	1*
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
LVIP Multi-Manager Global Equity Managed Volatility Fund - Service Class
2014	10.310	9.825	2
2015	9.825	9.014	2
2016	9.014	9.395	2
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
LVIP PIMCO Low Duration Bond Fund - Service Class
2014	N/A	N/A	N/A
2015	9.992	9.937	42
2016	9.937	10.047	16
2017	10.047	10.064	14
2018	10.064	10.029	19
LVIP SSGA Bond Index Fund - Service Class
2014	12.090	12.190	2
2015	12.190	12.039	18
2016	12.039	12.132	33
2017	12.132	12.331	7
2018	12.331	12.108	3
LVIP SSGA Conservative Index Allocation Fund - Service Class
2018	N/A	N/A	N/A
LVIP SSGA Conservative Structured Allocation Fund - Service Class
2014	N/A	N/A	N/A
2015	12.578	11.929	35
2016	11.929	12.555	8
2017	12.555	13.568	4
2018	13.568	12.696	4

	Account Value Death Benefit
	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP SSGA Developed International 150 Fund - Service Class
2014	N/A	N/A	N/A
2015	12.034	10.167	1*
2016	10.167	10.991	12
2017	10.991	13.379	14
2018	13.379	11.172	17
LVIP SSGA Emerging Markets 100 Fund - Service Class
2014	N/A	N/A	N/A
2015	13.293	9.888	1*
2016	9.888	11.245	1*
2017	11.245	13.717	3
2018	13.717	11.848	4
LVIP SSGA Emerging Markets Equity Index Fund - Service Class
2018	N/A	N/A	N/A
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Service Class
2014	13.397	13.277	3
2015	13.277	12.227	4
2016	12.227	12.722	4
2017	12.722	14.390	4
2018	14.390	13.017	4
LVIP SSGA International Index Fund - Service Class
2014	N/A	N/A	N/A
2015	10.273	9.197	2
2016	9.197	9.150	5
2017	9.150	11.240	12
2018	11.240	9.555	12
LVIP SSGA International Managed Volatility Fund - Service Class
2016	N/A	N/A	N/A
2017	10.333	12.418	1*
2018	12.418	10.740	1*
LVIP SSGA Large Cap 100 Fund - Service Class
2014	18.209	18.746	1*
2015	18.746	17.604	7
2016	17.604	21.076	9
2017	21.076	24.658	9
2018	24.658	21.592	9
LVIP SSGA Mid-Cap Index Fund - Service Class
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
LVIP SSGA Moderate Index Allocation Fund - Service Class
2018	N/A	N/A	N/A
LVIP SSGA Moderate Structured Allocation Fund - Service Class
2014	N/A	N/A	N/A
2015	N/A	N/A	N/A
2016	N/A	N/A	N/A
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
LVIP SSGA Moderately Aggressive Index Allocation Fund - Service Class
2018	N/A	N/A	N/A
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Service Class
2014	N/A	N/A	N/A
2015	N/A	N/A	N/A
2016	13.799	14.051	14
2017	14.051	15.904	14
2018	N/A	N/A	N/A

	Account Value Death Benefit
	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP SSGA S&P 500 Index Fund - Service Class
2014	16.034	16.504	1*
2015	16.504	16.448	6
2016	16.448	18.108	19
2017	18.108	21.687	17
2018	21.687	20.373	22
LVIP SSGA Short-Term Bond Index Fund - Service Class
2018	N/A	N/A	N/A
LVIP SSGA Small-Cap Index Fund - Service Class
2014	13.493	13.837	1*
2015	13.837	12.988	8
2016	12.988	15.440	20
2017	15.440	17.372	18
2018	17.372	15.168	18
LVIP SSGA Small-Mid Cap 200 Fund - Service Class
2014	N/A	N/A	N/A
2015	20.762	18.364	4
2016	18.364	23.534	6
2017	23.534	24.652	8
2018	24.652	21.018	8
LVIP T. Rowe Price Growth Stock Fund - Service Class
2014	15.086	15.299	3
2015	15.299	16.688	14
2016	16.688	16.669	8
2017	16.669	21.955	9
2018	21.955	21.386	9
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Service Class
2014	19.050	21.570	4
2015	21.570	21.696	3
2016	21.696	22.988	3
2017	22.988	28.251	1*
2018	28.251	26.977	1*
LVIP U.S. Aggressive Growth Allocation Managed Risk - Service Class
2018	N/A	N/A	N/A
LVIP Vanguard Domestic Equity ETF Fund - Service Class
2014	N/A	N/A	N/A
2015	15.284	14.839	3
2016	14.839	16.393	3
2017	16.393	19.408	3
2018	N/A	N/A	N/A
LVIP Vanguard International Equity ETF Fund - Service Class
2014	N/A	N/A	N/A
2015	11.259	9.979	19
2016	9.979	10.195	19
2017	10.195	12.887	22
2018	12.887	10.828	21
LVIP Wellington Capital Growth Fund - Service Class
2014	N/A	N/A	N/A
2015	16.092	16.016	5
2016	16.016	15.794	5
2017	15.794	21.139	3
2018	N/A	N/A	N/A
LVIP Wellington Mid-Cap Value Fund - Service Class
2014	12.073	13.335	9
2015	N/A	N/A	N/A
2016	N/A	N/A	N/A
2017	14.937	16.103	1*
2018	16.103	13.560	1*

	Account Value Death Benefit
	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP Western Asset Core Bond Fund - Service Class
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
MFS® VIT Growth Series - Service Class
2014	27.428	28.182	1*
2015	28.182	29.864	1*
2016	29.864	30.136	1*
2017	30.136	39.015	1*
2018	39.015	39.460	3
MFS® VIT II International Value Portfolio - Service Class
2014	N/A	N/A	N/A
2015	10.585	10.199	3
2016	10.199	10.459	11
2017	10.459	13.099	20
2018	13.099	11.679	23
MFS® VIT Total Return Series - Service Class
2016	N/A	N/A	N/A
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
MFS® VIT Utilities Series - Service Class
2014	N/A	N/A	N/A
2015	40.502	33.920	1*
2016	33.920	37.262	1*
2017	37.262	42.134	2
2018	42.134	41.948	1*
Morgan Stanley VIF Global Infrastructure Portfolio - Class II
2014	10.830	10.546	1*
2015	10.546	8.969	2
2016	8.969	10.183	5
2017	10.183	11.318	8
2018	11.318	10.296	8
Oppenheimer International Growth Fund/VA Service Shares
2014	9.454	9.008	2
2015	9.008	9.172	4
2016	9.172	8.812	5
2017	8.812	11.004	15
2018	11.004	8.742	15
Oppenheimer Main Street Small Cap Fund®/VA Service Shares
2014	N/A	N/A	N/A
2015	11.504	10.239	1*
2016	10.239	11.898	1*
2017	11.898	13.386	2
2018	13.386	11.826	2
PIMCO VIT All Asset All Authority Portfolio - Advisor Class
2014	N/A	N/A	N/A
2015	9.382	8.023	1*
2016	8.023	8.997	1*
2017	8.997	9.861	11
2018	9.861	9.086	1*
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Advisor Class
2014	10.304	9.865	1*
2015	9.865	7.242	2
2016	7.242	8.216	2
2017	8.216	8.280	2
2018	8.280	7.016	2

	Account Value Death Benefit
	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
PIMCO VIT Dynamic Bond Portfolio - Advisor Class
2014	10.051	10.016	2
2015	10.016	9.715	2
2016	9.715	10.039	2
2017	10.039	10.401	2
2018	10.401	10.366	2
PIMCO VIT Emerging Markets Bond Portfolio - Advisor Class
2014	10.017	9.555	7
2015	N/A	N/A	N/A
2016	10.224	10.305	1*
2017	10.305	11.173	10
2018	11.173	10.500	10
Putnam VT George Putnam Balanced Fund - Class IB
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
Putnam VT Global Health Care Fund - Class IB
2015	31.257	29.596	1*
2016	29.596	25.914	1*
2017	25.914	29.502	1*
2018	29.502	28.959	1*
Putnam VT Income Fund - Class IB
2015	9.868	9.582	10
2016	9.582	9.652	9
2017	9.652	10.066	9
2018	10.066	9.961	8
Putnam VT Multi-Asset Absolute Return Fund - Class IB
2014	N/A	N/A	N/A
2015	10.312	10.029	1*
2016	10.029	9.973	1*
2017	9.973	10.539	1*
2018	10.539	9.594	1*
QS Variable Conservative Growth - Class II
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
SEI VP Market Growth Strategy Fund - Class III
2014	N/A	N/A	N/A
2015	N/A	N/A	N/A
2016	N/A	N/A	N/A
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
SEI VP Market Plus Strategy Fund - Class III
2014	N/A	N/A	N/A
2015	N/A	N/A	N/A
2016	N/A	N/A	N/A
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
Templeton Foreign VIP Fund - Class 4
2014	N/A	N/A	N/A
2015	N/A	N/A	N/A
2016	N/A	N/A	N/A
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
Templeton Global Bond VIP Fund - Class 4
2014	10.163	9.906	1*
2015	9.906	9.353	6
2016	9.353	9.502	7
2017	9.502	9.549	15
2018	9.549	9.610	15

	Account Value Death Benefit
	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
Transparent Value Directional Allocation VI(4)
2014	N/A	N/A	N/A
2015	N/A	N/A	N/A
2016	N/A	N/A	N/A
VanEck VIP Global Hard Assets Fund - Class S Shares
2014	N/A	N/A	N/A
2015	7.187	4.931	1*
2016	4.931	6.987	1*
2017	6.987	6.764	1*
2018	6.764	4.781	1*
Virtus Newfleet Multi-Sector Intermediate Bond Series - Class A Shares
2014	9.955	9.712	3
2015	9.712	9.471	3
2016	9.471	10.222	3
2017	10.222	10.774	3
2018	10.774	10.357	3
Virtus Rampart Equity Trend Series - Class A Shares(8)
2014	N/A	N/A	N/A
2015	N/A	N/A	N/A
2016	N/A	N/A	N/A
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
*	The numbers of accumulation units less than 1000 were rounded up to one.
[1]	The JPMorgan Insurance Trust Intrepid Mid Cap Portfolio was liquidated on May 19, 2017.
[2]	The LVIP AQR Enhanced Global Strategies Fund was liquidated on January 10, 2017.
[3]	On December 9, 2016, this Subaccount was closed and the values were transferred to the LVIP SSGA International Managed Volatility Fund Subaccount.
[4]	The Transparent Value Directional Allocation VI Portfolio was liquidated on June 6, 2016.
[5]	The BlackRock iShares® Alternative Strategies V.I Fund was liquidated on August 31, 2018.
[6]	The Goldman Sachs VIT Strategic Income Fund was liquidated on April 27, 2018.
[7]	The LVIP BlackRock Multi-Asset Income Fund was liquidated on November 16, 2018.
[8]	The Virtus Rampart Equity Trend Series was liquidated on June 28, 2018.
[9]	Effective November 5, 2018, the Ivy VIP Micro Cap Growth Portfolio was reorganized into the Ivy VIP Small Cap Growth Portfolio.

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SAI 1

Lincoln Investor Advantage®
Lincoln New York Account N for Variable Annuities
(Registrant)
Lincoln Life & Annuity Company of New York   (Depositor)
Statement of Additional Information (SAI)
This SAI should be read in conjunction with the Lincoln Investor Advantage® prospectus of Lincoln New York Account N for Variable Annuities dated May 1, 2019. You may obtain a copy of the Lincoln Investor Advantage® prospectus on request and without charge. Please write Lincoln Life & Annuity Company of New York, PO Box 2348, Fort Wayne, IN 46801-2348, or call 1-888-868-2583.

This SAI is not a prospectus.
The date of this SAI is May 1, 2019.

Special Terms
The special terms used in this SAI are the ones defined in the prospectus.
Services
Independent Registered Public Accounting Firm
Ernst & Young LLP, independent registered public accounting firm, One Commerce Square, 2005 Market Street, Suite 700, Philadelphia, Pennsylvania, 19103, has audited a) the financial statements of each of the subaccounts listed in the appendix to the opinion that comprise Lincoln New York Account N for Variable Annuities, as of December 31, 2018, the related statements of operations and the statements of changes in net assets for each of the periods indicated in the appendix to the opinion; and b) the financial statements of Lincoln Life & Annuity Company of New York as of December 31, 2018 and 2017 and for each of the three years in the period ended December 31, 2018 as set forth in their reports, which are included in this SAI and Registration Statement. The aforementioned financial statements are included herein in reliance on Ernst & Young LLP's reports, given on their authority as experts in accounting and auditing.
Keeper of Records
All accounts, books, records and other documents which are required to be maintained for the VAA are maintained by us or by third parties responsible to Lincoln New York. We have entered into an agreement with State Street Bank and Trust Company, 801 Pennsylvania Ave, Kansas City, MO 64105, to provide accounting services to the VAA. No separate charge against the assets of the VAA is made by us for this service. Administrative services necessary for the operations of the VAA and the contracts are currently provided by Lincoln Life. However, neither the assets of Lincoln Life nor the assets of LNC support the obligation of Lincoln New York under the contracts.
Principal Underwriter
Lincoln Financial Distributors, Inc., (“LFD”), an affiliate of Lincoln New York, serves as principal underwriter (the “Principal Underwriter”) for the contracts, as described in the prospectus. The Principal Underwriter offers the contracts to the public on a continuous basis and anticipates continuing to offer the contracts, but reserves the right to discontinue the offering. The Principal Underwriter offers the contracts through sales representatives who are also associated with Lincoln Financial Advisors Corporation and/or Lincoln Financial Securities Corp. (collectively “LFN”), our affiliates. The Principal Underwriter also may enter into selling agreements with other broker-dealers (“Selling Firms”) for the sale of the contracts. Sales representatives of Selling Firms are appointed as our insurance agents. LFD, acting as Principal Underwriter, paid $25,882,250, $26,124,671 and $10,003,399 to LFN and Selling Firms in 2016, 2017 and 2018, respectively, as sales compensation with respect to the contracts. The Principal Underwriter retained no underwriting commissions for the sale of the contracts.
Purchase of Securities Being Offered
The variable annuity contracts are offered to the public through licensed insurance agents who specialize in selling our products; through independent insurance brokers; and through certain securities brokers/dealers selected by us whose personnel are legally authorized to sell annuity products. There are no special purchase plans for any class of prospective buyers. However, under certain limited circumstances described in the prospectus under the section Charges and Other Deductions, any applicable account fee and/or surrender charge may be reduced or waived.
Both before and after the Annuity Commencement Date, there are exchange privileges between Subaccounts, and from the VAA to the general account (if available) subject to restrictions set out in the prospectus. See The Contracts, in the prospectus. No exchanges are permitted between the VAA and other separate accounts.
The offering of the contracts is continuous.
Annuity Payouts
Variable Annuity Payouts
Variable Annuity Payouts will be determined on the basis of:
•	the dollar value of the contract on the Annuity Commencement Date less any applicable premium tax;
•	the annuity tables contained in the contract;

•	the type of annuity option selected; and
•	the investment results of the fund(s) selected.
In order to determine the amount of variable Annuity Payouts, we make the following calculation:
•	first, we determine the dollar amount of the first payout;
•	second, we credit the contract with a fixed number of Annuity Units based on the amount of the first payout; and
•	third, we calculate the value of the Annuity Units each period thereafter.
These steps are explained below.
The dollar amount of the first periodic variable Annuity Payout is determined by applying the total value of the Accumulation Units credited under the contract valued as of the Annuity Commencement Date (less any premium taxes) to the annuity tables contained in the contract. The first variable Annuity Payout will be paid 14 days after the Annuity Commencement Date. This day of the month will become the day on which all future Annuity Payouts will be paid. Amounts shown in the tables are based on the 1983 Table “a” Individual Annuity Mortality Tables, modified, with an assumed investment return at the rate of 3%, 4%, or 5% per annum, depending on the terms of your contract. The first Annuity Payout is determined by multiplying the benefit per $1,000 of value shown in the contract tables by the number of thousands of dollars of value accumulated under the contract. These annuity tables vary according to the form of annuity selected and the age of the Annuitant at the Annuity Commencement Date. The assumed interest rate is the measuring point for subsequent Annuity Payouts. If the actual net investment rate (annualized) exceeds the assumed interest rate, the payout will increase at a rate equal to the amount of such excess.
Conversely, if the actual rate is less than the assumed interest rate, Annuity Payouts will decrease. If the assumed rate of interest were to be increased, Annuity Payouts would start at a higher level but would decrease more rapidly or increase more slowly.
We may use sex-distinct annuity tables in contracts that are not associated with employer sponsored plans and where not prohibited by law.
At an Annuity Commencement Date, the contract is credited with Annuity Units for each Subaccount on which variable Annuity Payouts are based. The number of Annuity Units to be credited is determined by dividing the amount of the first periodic payout by the value of an Annuity Unit in each Subaccount selected. Although the number of Annuity Units is fixed by this process, the value of such units will vary with the value of the underlying fund. The amount of the second and subsequent periodic payouts is determined by multiplying the Contractowner’s fixed number of Annuity Units in each Subaccount by the appropriate Annuity Unit value for the Valuation Date ending 14 days prior to the date that payout is due.
The value of each Subaccount’s Annuity Unit will be set initially at $1.00. The Annuity Unit value for each Subaccount at the end of any Valuation Date is determined by multiplying the Subaccount Annuity Unit value for the immediately preceding Valuation Date by the product of:
•	The net investment factor of the Subaccount for the Valuation Period for which the Annuity Unit value is being determined, and
•	A factor to neutralize the assumed investment return in the annuity table.
The value of the Annuity Units is determined as of a Valuation Date 14 days prior to the payment date in order to permit calculation of amounts of Annuity Payouts and mailing of checks in advance of their due dates. Such checks will normally be issued and mailed at least three days before the due date.
Examples of Regular Income Payment Calculations
These examples will illustrate the impact of the length of the Access Period and the impact of a withdrawal on the Regular Income Payments. These examples assume that the investment return is the same as the assumed investment return (AIR) to make the Regular Income Payment calculations simpler to understand. The Regular Income Payments will vary based on the investment performance of the underlying funds.
Annuitant	Male, Age 65
Secondary Life	Female, Age 63
Purchase Payment	$200,000.00
Regular Income Payment Frequency	Annual
AIR	4.0%
Hypothetical Investment Return	4.0%

	20-year Access Period	30-Year Access Period
Regular Income Payment	$10,463.99	$9,922.44

A 10% withdrawal from the Account Value will reduce the Regular Income Payments by 10% to $9,417.59 with the 20-year Access Period and $8,930.20 with the 30-year Access Period.
At the end of the 20-year Access Period, the remaining Account Value of $114,163 (assuming no withdrawals) will be used to continue the $10,463.99 Regular Income Payment during the Lifetime Income Period for the lives of the Annuitant and Secondary Life. At the end of the 30-year Access Period, the remaining Account Value of $69,919 (assuming no withdrawals) will be used to continue the $9,922.44 Regular Income Payment during the Lifetime Income Period for the lives of the annuitant and Secondary Life. (Note: the Regular Income Payments during the Lifetime Income Period will vary based on the investment performance of the underlying funds).
Determination of Accumulation and Annuity Unit Value
A description of the days on which Accumulation and Annuity Units will be valued is given in the prospectus. The New York Stock Exchange's (NYSE) most recent announcement (which is subject to change) states that it will be closed on weekends and on these holidays: New Year's Day, Martin Luther King Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. If any of these holidays occurs on a weekend day, the Exchange may also be closed on the business day occurring just before or just after the holiday. It may also be closed on other days.
Since the portfolios of some of the funds and series will consist of securities primarily listed on foreign exchanges or otherwise traded outside the United States, those securities may be traded (and the net asset value of those funds and series and of the variable account could therefore be significantly affected) on days when the investor has no access to those funds and series.
Capital Markets
In any particular year, our capital may increase or decrease depending on a variety of factors — the amount of our statutory income or losses (which is sensitive to equity market and credit market conditions), the amount of additional capital we must hold to support business growth, changes in reserving requirements, our inability to secure capital market solutions to provide reserve relief, such as issuing letters of credit to support captive reinsurance structures, changes in equity market levels, the value of certain fixed-income and equity securities in our investment portfolio and changes in interest rates.
Advertising & Ratings
We may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend Lincoln New York or the policies. Furthermore, we may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.
Our financial strength is ranked and rated by nationally recognized independent rating agencies. The ratings do not imply approval of the product and do not refer to the performance of the product, or any separate account, including the underlying investment options. Ratings are not recommendations to buy our products. Each of the rating agencies reviews its ratings periodically. Accordingly, all ratings are subject to revision or withdrawal at any time by the rating agencies, and therefore, no assurance can be given that these ratings will be maintained. The current outlook for the insurance subsidiaries is stable for Moody’s, A.M. Best and Standard & Poor’s, and positive for Fitch. Our financial strength ratings, which are intended to measure our ability to meet contract holder obligations, are an important factor affecting public confidence in most of our products and, as a result, our competitiveness. A downgrade of our financial strength rating could affect our competitive position in the insurance industry by making it more difficult for us to market our products as potential customers may select companies with higher financial strength ratings and by leading to increased withdrawals by current customers seeking companies with higher financial strength ratings. For more information on ratings, including outlooks, see www.LincolnFinancial.com/investor.
About the S&P 500 Index
The S&P 500 Index (hereinafter “Index”) is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”), and has been licensed for use by Lincoln Variable Insurance Products Trust and its affiliates (hereinafter “Licensee”). Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The fund(s) are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices do not make any representation or warranty, express or implied, to the owners of the funds or any member of the public regarding the advisability of investing in securities generally or in the funds particularly or the ability of the Index to track general market performance. S&P Dow Jones Indices only relationship to Licensee with respect to the Index is the licensing of the Index and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The Index is determined, composed and calculated by S&P Dow Jones Indices without regard to Licensee or the funds. S&P Dow Jones Indices have no obligation to take the needs of Licensee or the owners of the funds into consideration in determining, composing or calculating the Index. S&P Dow Jones Indices are not responsible for and have not participated in the determination of the prices, and amount of the funds or the timing of the issuance or sale of the funds or in the determination or calculation of the equation by which the funds are to be converted into cash, surrendered or redeemed, as the case may be. S& P Dow Jones Indices have no obligation or liability in connection with the administration, marketing or trading of the funds. There is no assurance that investment products based on the Index will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment advisor. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.
S&P DOW JONES INDICES DO NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND LICENSEE, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.
Unclaimed Property
We have entered into a Global Resolution Agreement with a third party auditor representing multiple states and jurisdictions. Under the terms of the Global Resolution Agreement, the third party auditor has compared expanded matching criteria to the Social Security Master Death File (“SSMDF”) to identify deceased insureds and policy or contract holders where a valid claim has not been made. We have also entered into a Regulatory Settlement Agreement with multiple states and jurisdictions. The Regulatory Settlement Agreement applies prospectively and requires us to adopt and implement additional procedures comparing our records to the SSMDF to identify unclaimed death benefits and prescribes procedures for identifying and locating beneficiaries once deaths are identified. Other jurisdictions that are not signatories to the Regulatory Settlement Agreement are conducting examinations and audits of our compliance with unclaimed property laws. Any escheatable property identified as a result of the audits and inquiries could result in additional payments of previously unclaimed death benefits or the payment of abandoned funds to U.S. jurisdictions.
Additional Services
Dollar Cost Averaging (DCA)—You may systematically transfer, on a monthly basis or in accordance with other terms we make available, amounts from certain Subaccounts, or the fixed side (if available) of the contract into the Subaccounts or in accordance with other terms we make available. You may elect to participate in the DCA program at the time of application or at any time before the Annuity Commencement Date by completing an election form available from us. The minimum amount to be dollar cost averaged is $1,500 over any time period between six and 60 months. Once elected, the program will remain in effect until the earlier of:
•	the Annuity Commencement Date;
•	the value of the amount being DCA'd is depleted; or
•	you cancel the program by written request or by telephone if we have your telephone authorization on file.
We reserve the right to discontinue or restrict access to this program at any time.
A transfer made as part of this program is not considered a transfer for purposes of limiting the number of transfers that may be made, or assessing any charges or Interest Adjustment which may apply to transfers. Upon receipt of an additional Purchase Payment allocated to the DCA fixed account, the existing program duration will be extended to reflect the end date of the new DCA program. However, the existing interest crediting rate will not be extended. The existing interest crediting rate will expire at its originally scheduled expiration date and the value remaining in the DCA account from the original amount as well as any additional Purchase Payments will be credited with interest at the standard DCA rate at the time. DCA does not assure a profit or protect against loss.
Automatic Withdrawal Service (AWS)—AWS provides an automatic, periodic withdrawal of Contract Value to you. AWS may take place on either a monthly, quarterly, semi-annual or annual basis, as selected by the Contractowner. You may elect to participate in AWS at the time of application or at any time before the Annuity Commencement Date by sending a written request to us. The minimum Contract Value required to establish AWS is $10,000. You may cancel or make changes to your AWS program at any time by sending a written request to us. If telephone authorization has been elected, certain changes may be made by telephone. Notwithstanding the requirements of the program, any withdrawal must be permitted under Section 401(a)(9) of the IRC for qualified plans or permitted under Section 72 of the IRC for nonqualified contracts. To the extent that withdrawals under AWS do not qualify for an exemption from the contingent deferred sales charge, we will assess any applicable surrender charges on those withdrawals. See Surrender Charge.
Portfolio Rebalancing — Portfolio rebalancing is an option, which, if elected by the Contractowner, restores to a pre-determined level the percentage of the Contract Value (or Account Value under i4LIFE® Advantage), allocated to each variable Subaccount. This pre-determined level will be the allocation initially selected when the contract was purchased, unless subsequently changed. The portfolio rebalancing allocation may be changed at any time by submitting a written request to us. If portfolio rebalancing is elected, all Purchase Payments allocated to the variable Subaccounts must be subject to portfolio rebalancing. Portfolio rebalancing may take place on either a monthly, quarterly, semi-annual or annual basis, as selected by the Contractowner. The Contractowner may terminate the portfolio rebalancing program or re-enroll at any time by sending a written request to us. If telephone authorization has been elected, the Contractowner may make these elections by phone. The portfolio rebalancing program is not available following the Annuity Commencement Date.
Please note that all of the services discussed in this section will stop once we are notified of a pending death claim.
Other Information
Due to differences in redemption rates, tax treatment or other considerations, the interests of policyholders under the variable life accounts could conflict with those of Contractowners under the VAA. In those cases, where assets from variable life and variable annuity separate accounts are invested in the same fund(s) (i.e., where mixed funding occurs), the Boards of Directors of the fund involved will monitor for any material conflicts and determine what action, if any, should be taken. If it becomes necessary for any separate account to replace shares of any fund with another investment, that fund may have to liquidate securities on a disadvantageous basis. Refer to the prospectus for each fund for more information about mixed funding.
Financial Statements
The December 31, 2018 financial statements of the VAA and the December 31, 2018 financial statements of Lincoln New York appear on the following pages.

Prospectus 2

Lincoln Investor Advantage® Individual Variable Annuity Contracts
Lincoln New York Account N for Variable Annuities
Prospectus for contracts issued on and after August 20, 2018
May 1, 2019
Home Office:
Lincoln Life & Annuity Company of New York
120 Madison Street, Suite 1310
Syracuse, NY 13202
www.LincolnFinancial.com
Servicing Office:
Lincoln Life & Annuity Company of New York
PO Box 2348
Fort Wayne, IN 46801-2348
1-888-868-2583

This prospectus describes individual flexible premium deferred variable annuity contracts that are issued by Lincoln Life & Annuity Company of New York (Lincoln New York or Company). Two separate contracts are offered in this prospectus, each of which has different features and charges. You must choose from one of the following contracts:
•	Lincoln Investor Advantage® B-Share
•	Lincoln Investor Advantage® C-Share
In deciding which contract to purchase, you should consider which features are important to you, and the amount of separate account and surrender charges you are willing to bear relative to your needs. In deciding whether to purchase any of the optional benefits, you should consider the desirability of the benefit relative to its additional cost and to your needs.
These contracts can be purchased as either nonqualified annuities or qualified retirement annuities under Sections 408 (IRAs) and 408A (Roth IRAs) of the tax code. Generally, you do not pay federal income tax on the contract's growth until it is paid out. You receive tax deferral for an IRA whether or not the funds are invested in an annuity contract. Further, if your contract is a Roth IRA, you generally will not pay income tax on a distribution, provided certain conditions are met. Therefore, there should be reasons other than tax deferral for purchasing a qualified annuity contract.
The contract is designed to accumulate Contract Value and to provide retirement income over a certain period of time or for life subject to certain conditions. This contract also offers a Death Benefit payable upon the death of the Contractowner or Annuitant. This prospectus is used by both new purchasers and current Contractowners.
The minimum initial Purchase Payment for the contract is $10,000. The minimum initial Contract Value for nonqualified C-Share contracts where i4LIFE® Advantage is elected, and where the Contractowner, joint owner and/or Annuitant are ages 86 to 89 (subject to additional terms and limitations, and Servicing Office approval) is $50,000. Additional Purchase Payments may be made to the contract, subject to certain restrictions, and must be at least $100 per payment ($25 if transmitted electronically), and at least $300 annually. We reserve the right to limit, restrict, or suspend Purchase Payments made to the contract upon advance written notice.
Except as noted below, you choose whether your Contract Value accumulates on a variable or a fixed (guaranteed) basis or both. Your contract may not offer a fixed account or if permitted by your contract, we may discontinue accepting Purchase Payments or transfers into the fixed side of the contract at any time. If any portion of your Contract Value is in the fixed account, we promise to pay you your principal and a minimum interest rate. We may impose restrictions on the fixed account for the life of your contract or during certain periods. At this time, the only fixed account available is for dollar cost averaging purposes (applicable to B-Share only).
We offer variable annuity contracts that may offer different investment options, features, and optional benefits. You should carefully consider whether or not this contract is the best product for you.
All Purchase Payments for benefits on a variable basis will be placed in Lincoln New York Account N for Variable Annuities (Variable Annuity Account [VAA]). The VAA is a segregated investment account of Lincoln New York. You take all the investment risk on the Contract Value and the retirement income for amounts placed into one or more of the contract’s variable options (“Subaccounts”), which, in turn, invest in corresponding underlying funds. If the Subaccounts you select make money, your Contract Value goes up; if they lose money, it goes down. How much it goes up or down depends on the performance of the Subaccounts you select. We do not guarantee how any of the Subaccounts or their funds will perform. Also, neither the U.S. Government nor any federal agency insures or guarantees your investment in the contract. The contracts are not bank deposits and are not endorsed by any bank or government agency.
The available funds are listed below:

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco Oppenheimer International Growth Fund*
Invesco Oppenheimer Main Street Small Cap Fund®*
Invesco V.I. Balanced-Risk Allocation Fund
Invesco V.I. Comstock Fund
Invesco V.I. Diversified Dividend Fund
Invesco V.I. Equally-Weighted S&P 500 Fund1
Invesco V.I. Equity and Income Fund
Invesco V.I. International Growth Fund
AllianceBernstein Variable Products Series Fund
AB VPS Small/Mid Cap Value Portfolio
ALPS Variable Investment Trust
ALPS/Alerian Energy Infrastructure Portfolio
ALPS/Red Rocks Listed Private Equity Portfolio
ALPS/Stadion Core ETF Portfolio
ALPS/Stadion Tactical Growth Portfolio
American Century Variable Portfolios, Inc.:
American Century VP Balanced Fund
American Century VP Large Company Value Fund
American Funds Insurance Series®
American Funds Asset Allocation Fund
American Funds Blue Chip Income and Growth Fund
American Funds Capital Income Builder®
American Funds Global Growth Fund
American Funds Global Small Capitalization Fund
American Funds Growth Fund
American Funds Growth-Income Fund
American Funds International Fund
American Funds Mortgage Fund
American Funds New World Fund®
BlackRock Variable Series Funds, Inc.
BlackRock Global Allocation V.I. Fund
Columbia Funds Variable Insurance Trust
Columbia VP Strategic Income Fund*
Columbia Funds Variable Insurance Trust II
Columbia VP Commodity Strategy Fund*
Columbia VP Emerging Markets Bond Fund*
Delaware VIP® Trust
Delaware VIP® Diversified Income Series
Delaware VIP® Emerging Markets Series
Delaware VIP® REIT Series
Delaware VIP® Small Cap Value Series
Delaware VIP® Smid Cap Core Series
Delaware VIP® U.S. Growth Series
Delaware VIP® Value Series
Deutsche DWS Variable Series II
DWS Alternative Asset Allocation VIP Portfolio
Eaton Vance Variable Trust
Eaton Vance VT Floating-Rate Income Fund
Fidelity® Variable Insurance Products
Fidelity® VIP Balanced Portfolio*
Fidelity® VIP Contrafund® Portfolio
Fidelity® VIP FundsManager® 50% Portfolio
Fidelity® VIP Growth Portfolio
Fidelity® VIP Mid Cap Portfolio
Fidelity® VIP Strategic Income Portfolio
First Trust Variable Insurance Trust
First Trust Dorsey Wright Tactical Core Portfolio
First Trust Multi Income Allocation Portfolio
First Trust/Dow Jones Dividend & Income Allocation Portfolio2
Franklin Templeton Variable Insurance Products Trust
Franklin Allocation VIP Fund
(formerly Franklin Founding Funds Allocation VIP Fund)
Franklin Income VIP Fund
Franklin Mutual Shares VIP Fund
Franklin Rising Dividends VIP Fund
Franklin Small Cap Value VIP Fund
Franklin Small-Mid Cap Growth VIP Fund
Templeton Foreign VIP Fund
Templeton Global Bond VIP Fund
Goldman Sachs Variable Insurance Trust
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio
Hartford Series Fund, Inc.
Hartford Capital Appreciation HLS Fund
Ivy Variable Insurance Portfolios
Ivy VIP Asset Strategy Portfolio
Ivy VIP Energy Portfolio
Ivy VIP High Income Portfolio
Ivy VIP Mid Cap Growth Portfolio
Ivy VIP Science and Technology Portfolio
Ivy VIP Small Cap Growth Portfolio
JPMorgan Insurance Trust
JPMorgan Insurance Trust Core Bond Portfolio
JPMorgan Insurance Trust Income Builder Portfolio
Legg Mason Partners Variable Equity Trust
ClearBridge Variable Aggressive Growth Portfolio
ClearBridge Variable Large Cap Growth Portfolio
ClearBridge Variable Mid Cap Portfolio
QS Variable Conservative Growth
Lincoln Variable Insurance Products Trust
LVIP American Balanced Allocation Fund
LVIP American Growth Allocation Fund
LVIP American Preservation Fund
LVIP Baron Growth Opportunities Fund
LVIP BlackRock Advantage Allocation Fund
(formerly LVIP BlackRock Scientific Allocation Fund)
LVIP BlackRock Dividend Value Managed Volatility Fund
LVIP BlackRock Global Real Estate Fund
LVIP BlackRock Inflation Protected Bond Fund
LVIP Delaware Bond Fund
LVIP Delaware Diversified Floating Rate Fund
LVIP Delaware Social Awareness Fund
LVIP Delaware Wealth Builder Fund
LVIP Dimensional International Core Equity Fund
LVIP Dimensional International Equity Managed Volatility Fund
LVIP Dimensional U.S. Core Equity 1 Fund
LVIP Dimensional U.S. Core Equity 2 Fund
LVIP Dimensional U.S. Equity Managed Volatility Fund
LVIP Dimensional/Vanguard Total Bond Fund

LVIP Franklin Templeton Global Equity Managed Volatility Fund
LVIP Franklin Templeton Multi-Asset Opportunities Fund
LVIP Global Aggressive Growth Allocation Managed Risk Fund
LVIP Global Growth Allocation Managed Risk Fund
LVIP Global Income Fund
LVIP Global Moderate Allocation Managed Risk Fund
LVIP Goldman Sachs Income Builder Fund
LVIP Government Money Market Fund
LVIP JPMorgan High Yield Fund
LVIP JPMorgan Retirement Income Fund
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
LVIP Loomis Sayles Global Growth Fund
LVIP MFS International Growth Fund
LVIP MFS Value Fund
LVIP Mondrian International Value Fund
LVIP Multi-Manager Global Equity Managed Volatility Fund
LVIP PIMCO Low Duration Bond Fund
LVIP SSGA Bond Index Fund
LVIP SSGA Conservative Index Allocation Fund
LVIP SSGA Conservative Structured Allocation Fund
LVIP SSGA Developed International 150 Fund
LVIP SSGA Emerging Markets 100 Fund
LVIP SSGA Emerging Markets Equity Index Fund
LVIP SSGA Global Tactical Allocation Managed Volatility Fund
LVIP SSGA International Index Fund
LVIP SSGA International Managed Volatility Fund
LVIP SSGA Large Cap 100 Fund
LVIP SSGA Mid-Cap Index Fund
LVIP SSGA Moderate Index Allocation Fund
LVIP SSGA Moderate Structured Allocation Fund
LVIP SSGA Moderately Aggressive Index Allocation Fund
LVIP SSGA Moderately Aggressive Structured Allocation Fund
LVIP SSGA S&P 500 Index Fund3
LVIP SSGA Short-Term Bond Index Fund
LVIP SSGA Small-Cap Index Fund
LVIP SSGA Small-Mid Cap 200 Fund
LVIP T. Rowe Price Growth Stock Fund
LVIP T. Rowe Price Structured Mid-Cap Growth Fund
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
LVIP Vanguard Domestic Equity ETF Fund
LVIP Vanguard International Equity ETF Fund
LVIP Wellington Capital Growth Fund
LVIP Wellington Mid-Cap Value Fund
LVIP Western Asset Core Bond Fund
Lord Abbett Series Fund, Inc.
Lord Abbett Series Fund Bond Debenture Portfolio
Lord Abbett Series Fund Developing Growth Portfolio
Lord Abbett Series Fund Short Duration Income Portfolio
MFS® Variable Insurance Trust
MFS® VIT Growth Series
MFS® VIT Total Return Series
MFS® VIT Utilities Series
MFS® Variable Insurance Trust II
MFS® VIT II International Value Series
Morgan Stanley Variable Insurance Fund Inc. (VIF)
Morgan Stanley VIF Global Infrastructure Portfolio
Oppenheimer Variable Account Funds
Oppenheimer International Growth Fund/VA*
Oppenheimer Main Street Small Cap Fund®/VA*
PIMCO Variable Insurance Trust
PIMCO VIT All Asset All Authority Portfolio
Putnam Variable Trust
Putnam VT George Putnam Balanced Fund
Putnam VT Global Health Care Fund
Putnam VT Income Fund
Putnam VT Multi-Asset Absolute Return Fund
Rydex Variable Trust
Guggenheim VT Long Short Equity
Guggenheim VT Multi-Hedge Strategies
SEI Insurance Products Trust
SEI VP Market Growth Strategy Fund
SEI VP Market Plus Strategy Fund
VanEck VIP Trust
VanEck VIP Global Hard Assets Fund
Virtus Variable Insurance Trust
Virtus Newfleet Multi-Sector Intermediate Bond Series
*Not all funds are available in all contracts. Refer to the Description of the Funds section of this prospectus for specific information regarding availability of funds.
[1]	Standard & Poor’s®,” “S&P®,” “Standard & Poor’s Equal Weight Index,” “S&P EWI,” “S&P 500®,” “Standard & Poor’s 500” and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Invesco V.I. Equally-Weighted S&P 500 Fund. The fund is not sponsored, endorsed, sold or promoted by S&P, and S&P makes no representation regarding the advisability of investing in the fund.
[2]	Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The trademark has been licensed to S&P Dow Jones Indices LLC and has been sublicensed for use for certain purposes by First Trust Advisors L.P. The product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of purchasing the product.
[3]	The Index to which this fund is managed is a product of S&P Dow Jones Indices LLC (“SPDJI”) and has been licensed for use by one or more of the portfolio’s service providers (licensee). Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (S&P); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by the licensees. S&P®, S&P GSCI® and the Index are trademarks of S&P and have been licensed for use by SPDJI and its affiliates and sublicensed for certain purposes by the licensee. The Index is not owned, endorsed, or approved by or associated with any additional third party. The licensee’s products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates, or their third party licensors, and none of these parties or their respective affiliates or third party licensors make any representation regarding the advisability of investing in such products, nor do they have any liability for any errors, omissions, or interruptions of the Index.
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not be receiving paper copies of the funds’ shareholder reports from us by mail, unless you specifically request paper copies of the reports.

Instead, the reports will be made available on a website, and we will notify you by mail each time a report is posted and will provide you with a website link to access the report. We will also provide instructions for requesting paper copies.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications electronically by following the instructions we have provided.
You may elect to receive all future reports in paper free of charge by informing us that you wish to continue receiving paper copies of your shareholder reports by contacting us at the telephone number listed on the first page of this prospectus. Your election to receive reports in paper will apply to all funds available under your contract.
This prospectus gives you information about the contract that you should know before you decide to buy a contract and make Purchase Payments. You should also review the prospectuses for the funds and keep all prospectuses for future reference.
Neither the SEC nor any state securities commission has approved this contract or determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.
More information about the contract is in the current Statement of Additional Information (SAI), dated the same date as this prospectus. The SAI is incorporated by reference into this prospectus and is legally part of this prospectus. For a free copy of the SAI, write: Lincoln Life & Annuity Company of New York, PO Box 2348, Fort Wayne, IN 46801-2348, or call 1-888-868-2583. The SAI and other information about Lincoln New York and the VAA are also available on the SEC's website (http://www.sec.gov). There is a table of contents for the SAI on the last page of this prospectus.

Special Terms
In this prospectus, the following terms have the indicated meanings:
Access Period—Under i4LIFE® Advantage, a defined period of time during which we make Regular Income Payments to you while you still have access to your Account Value. This means that you may make withdrawals, surrender the contract, and have a Death Benefit.
Account or Variable Annuity Account (VAA)—The segregated investment account, Account N, into which we set aside and invest the assets for the variable side of the contract offered in this prospectus.
Account Value—Under i4LIFE® Advantage, the initial Account Value is the Contract Value on the Valuation Date that i4LIFE® Advantage is effective, less any applicable premium taxes. During the Access Period, the Account Value on a Valuation Date equals the total value of all of the Contractowner's Accumulation Units plus the Contractowner's value in the fixed account, reduced by Regular Income Payments and withdrawals.
Account Value Death Benefit—Provides a Death Benefit equal to the Contract Value on the Valuation Date the Death Benefit is approved by us for payment.
Accumulation Unit—A measure used to calculate Contract Value for the variable side of the contract before the Annuity Commencement Date and to calculate the i4LIFE® Advantage Account Value during the Access Period.
Annuitant—The person upon whose life the annuity benefit payments are based, and upon whose death a Death Benefit may be paid.
Annuity Commencement Date—The Valuation Date when funds are withdrawn or converted into Annuity Units or fixed dollar payout for payment of retirement income benefits under the Annuity Payout option you select (other than i4LIFE® Advantage).
Annuity Payout—A regularly scheduled payment (under any of the available annuity options) that occurs after the Annuity Commencement Date (or Periodic Income Commencement Date if i4LIFE® Advantage has been elected). Payments may be variable or fixed, or a combination of both.
Annuity Unit—A measure used to calculate the amount of Annuity Payouts for the variable side of the contract after the Annuity Commencement Date.
Beneficiary—The person you choose to receive any Death Benefit paid if you die before the Annuity Commencement Date.
Contractowner (you, your, owner)—The person who can exercise the rights within the contract (decides on investment allocations, transfers, payout option, designates the Beneficiary, etc.). Usually, but not always, the Contractowner is the Annuitant.
Contract Value (may be referred to as Account Value in marketing materials)—At any given time before the Annuity Commencement Date, the total value of all Accumulation Units of a contract, plus the value of the fixed side of the contract, if any.
Contract Year—Each 12-month period starting with the effective date of the contract and starting with each contract anniversary after that.
Death Benefit—Before the Annuity Commencement Date, the amount payable to your designated Beneficiary if the Contractowner dies. As an alternative, the Contractowner may receive a Death Benefit on the death of the Annuitant prior to the Annuity Commencement Date.
Good Order—The actual receipt at our Servicing Office of the requested transaction in writing or by other means we accept, along with all information and supporting legal documentation necessary to complete the transaction. The forms we provide will identify the necessary documentation. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirements at any time.
Large Account Credit—The additional amount credited to the contract if the applicable threshold of value in your Subaccounts is met.
Lifetime Income Period—Under i4LIFE® Advantage, the period of time following the Access Period during which we make Regular Income Payments to you for the rest of your life (and Secondary Life, if applicable). During the Lifetime Income Period, you will no longer have access to your Account Value or receive a Death Benefit.
Lincoln New York (we, us, our, Company)—Lincoln Life & Annuity Company of New York.
Periodic Income Commencement Date—The Valuation Date on which the amount of i4LIFE® Advantage Regular Income Payments are determined.
Purchase Payments—Amounts paid into the contract other than Large Account Credits.
Regular Income Payments—The variable, periodic income payments paid under i4LIFE® Advantage.
Secondary Life—Under i4LIFE® Advantage, the person designated by the Contractowner upon whose life the annuity payments will also be contingent.
Subaccount—Each portion of the VAA that reflects investments in Accumulation and Annuity Units of a class of a particular fund available under the contracts. There is a separate Subaccount which corresponds to each class of a fund.
Valuation Date—Each day the New York Stock Exchange (NYSE) is open for trading.
Valuation Period—The period starting at the close of trading (normally 4:00 p.m. New York time) on each day that the NYSE is open for trading (Valuation Date) and ending at the close of such trading on the next Valuation Date.

Expense Tables
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract.
The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer Contract Value between investment options, and/or the fixed account (if available). State premium taxes may also be deducted. Currently there is no premium tax levied for New York residents.
CONTRACTOWNER TRANSACTION EXPENSES
Accumulation Phase:
	B-Share	C-Share
Surrender charge (as a percentage of Purchase Payments surrendered/withdrawn):[1]	7.00%	N/A
Transfer charge:[2]	up to $25	$25
[1]	The surrender charge percentage is reduced over a 5-year period at the following rates: 7%, 6%, 5%, 4%, 3%. We may reduce or waive this charge in certain situations. There is no surrender charge for C-Share. See Charges and Other Deductions - Surrender Charge.
[2]	The transfer charge will not be imposed on the first 12 transfers during a Contract Year. We reserve the right to charge a $25 fee for the 13th and each additional transfer during any Contract Year, excluding automatic dollar cost averaging and portfolio rebalancing transfers.

The following tables describe the fees and expenses that you will pay periodically during the time that you own the contract, not including fund fees and expenses. Only one table will apply to a given Contractowner. The tables differ based on whether the Contractowner has purchased the i4LIFE® Advantage rider.
•	Table A reflects the expenses for a contract that has not elected i4LIFE® Advantage (Base contract).
•	Table B reflects the expenses for a contract that has elected i4LIFE® Advantage.

TABLE A
Expenses for a Contract that has not Elected i4LIFE® Advantage (Base contract)
	B-Share	C-Share
Annual Account Fee:[1]	$35	$35
Separate Account Annual Expenses (as a percentage of average daily net assets in the Subaccounts)[2]
Guaranteed Maximum and Current Product Charges:
Account Value Death Benefit
Mortality and Expense Risk Charge	0.85%	1.15%
Administrative Charge	0.10%	0.10%
Total Separate Account Expenses	0.95%	1.25%
[1]	During the accumulation phase, the account fee will be deducted from your Contract Value on each contract anniversary, or upon surrender of the contract. The account fee will be waived if your Contract Value is $100,000 or more on the contract anniversary (or date of surrender). This account fee will be waived after the fifteenth Contract Year, regardless of your Contract Value.
[2]	The mortality and expense risk charge is 0.85% and the administrative charge rate is 0.10% on and after the Annuity Commencement Date for B-Share contracts. The mortality and expense risk charge is 1.00% and the administrative charge rate is 0.10% on and after the Annuity Commencement Date for C-Share contracts. If your Contract Value had reached the $250,000 threshold ($1 million for contracts purchased prior to April 22, 2019) immediately prior to the beginning of the Annuity Commencement Date, this charge will be reduced by 0.10% (B-Share contracts) or 0.15% (C-Share contracts).

TABLE B
Expenses for a Contract that has Elected i4LIFE® Advantage
	B-Share	C-Share
Annual Account Fee:[1]	$35	$35
i4LIFE® Advantage[2]
Guaranteed Maximum and Current Product Charges:
Account Value Death Benefit	1.35%	1.65%
[1]	During the accumulation phase, the account fee will be deducted from your Contract Value on each contract anniversary, or upon surrender of the contract. The account fee will be waived if your Contract Value is $100,000 or more on the contract anniversary (or date of surrender). This account fee will be waived after the fifteenth Contract Year, regardless of your Contract Value.
[2]	As an annualized percentage of average Account Value, computed daily. This charge is assessed only on and after the effective date of i4LIFE® Advantage. See Charges and Other Deductions – i4LIFE® Advantage Rider Charge for more information. This charge continues during the Access Period. During the Lifetime Income Period, the i4LIFE® Advantage charge is 1.35% for B-Share contracts and 1.50% for C-Share contracts. If your Contract Value had reached the $250,000 threshold ($1 million for contracts purchased prior to April 22, 2019) immediately prior to the beginning of the Lifetime Income Period under i4LIFE® Advantage, this charge will be reduced by 0.10% (B-Share contracts) or 0.15% (C-Share contracts).

The next item shows the minimum and maximum total annual operating expenses charged by the funds that you may pay periodically during the time that you own the contract. The expenses are for the year ended December 31, 2018, adjusted to reflect anticipated changes in fees and expenses, or, for new portfolios, are based on estimates for the current fiscal year. More detail concerning each fund's fees and expenses is contained in the prospectus for each fund.
	Minimum	Maximum
Total Annual Fund Operating Expenses (expenses that are deducted from fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.49%	3.57%
Total Annual Fund Operating Expenses (after contractual waivers/reimbursements*)	0.49%	3.51%
*Some of the funds have entered into contractual waiver or reimbursement arrangements that may reduce fund management and other fees and/or expenses during the period of the arrangement. These arrangements vary in length, but no arrangement will terminate before April 30, 2020. There can be no assurance that fund expense waivers or reimbursements will be extended beyond their current terms as outlined in each fund prospectus, and they may not cover certain expenses such as extraordinary expenses. Certain of these arrangements may provide that amounts previously waived or reimbursed may be recovered in future years. See each fund prospectus for complete information regarding annual operating expenses and any waivers or reimbursements in effect for a particular fund.
The following table shows the expenses charged by each fund for the year ended December 31, 2018:
(as a percentage of each fund’s average net assets):
	Management Fees (before any waivers/ reimburse- ments)	+	12b-1 Fees (before any waivers/ reimburse- ments)	+	Other Expenses (before any waivers/ reimburse- ments)	+	Acquired Fund Fees and Expenses	=	Total Expenses (before any waivers/ reimburse- ments)	Total Contractual waivers/ reimburse- ments (if any)	Total Expenses (after Contractual waivers/ reimburse- ments)
AB VPS Small/Mid Cap Value Portfolio - Class B	0.75%		0.25%		0.06%		0.00%		1.06%	0.00%	1.06%
ALPS/Alerian Energy Infrastructure Portfolio - Class III	0.70%		0.25%		0.39%		0.00%		1.34%	-0.04%	1.30%
ALPS/Red Rocks Listed Private Equity Portfolio - Class III	0.90%		0.25%		0.52%		0.54%		2.21%	-0.22%	1.99%
ALPS/Stadion Core ETF Portfolio - Class III	0.50%		0.25%		0.54%		0.09%		1.38%	-0.14%	1.24%
ALPS/Stadion Tactical Growth Portfolio - Class III	0.75%		0.25%		0.92%		0.20%		2.12%	-0.62%	1.50%
American Century VP Balanced Fund - Class II	0.90%		0.25%		0.01%		0.00%		1.16%	-0.16%	1.00%
American Century VP Large Company Value Fund - Class II	0.80%		0.25%		0.01%		0.00%		1.06%	-0.14%	0.92%
American Funds Asset Allocation Fund - Class 4	0.27%		0.25%		0.27%		0.00%		0.79%	0.00%	0.79%
American Funds Blue Chip Income and Growth Fund - Class 4	0.39%		0.25%		0.27%		0.00%		0.91%	0.00%	0.91%

	Management Fees (before any waivers/ reimburse- ments)	+	12b-1 Fees (before any waivers/ reimburse- ments)	+	Other Expenses (before any waivers/ reimburse- ments)	+	Acquired Fund Fees and Expenses	=	Total Expenses (before any waivers/ reimburse- ments)	Total Contractual waivers/ reimburse- ments (if any)	Total Expenses (after Contractual waivers/ reimburse- ments)
American Funds Capital Income Builder® - Class 4	0.50%		0.25%		0.29%		0.00%		1.04%	0.00%	1.04%
American Funds Global Growth Fund - Class 4	0.52%		0.25%		0.28%		0.00%		1.05%	0.00%	1.05%
American Funds Global Small Capitalization Fund - Class 4	0.70%		0.25%		0.29%		0.00%		1.24%	0.00%	1.24%
American Funds Growth Fund - Class 4	0.32%		0.25%		0.27%		0.00%		0.84%	0.00%	0.84%
American Funds Growth-Income Fund - Class 4	0.26%		0.25%		0.27%		0.00%		0.78%	0.00%	0.78%
American Funds International Fund - Class 4	0.49%		0.25%		0.29%		0.00%		1.03%	0.00%	1.03%
American Funds Mortgage Fund - Class 4	0.42%		0.25%		0.31%		0.00%		0.98%	0.00%	0.98%
American Funds New World Fund® - Class 4	0.70%		0.25%		0.31%		0.00%		1.26%	0.00%	1.26%
BlackRock Global Allocation V.I. Fund - Class III	0.63%		0.25%		0.26%		0.01%		1.15%	-0.14%	1.01%
ClearBridge Variable Aggressive Growth Portfolio - Class II	0.75%		0.25%		0.04%		0.00%		1.04%	0.00%	1.04%
ClearBridge Variable Large Cap Growth Portfolio - Class II	0.70%		0.25%		0.12%		0.00%		1.07%	-0.01%	1.06%
ClearBridge Variable Mid Cap Portfolio - Class II	0.75%		0.25%		0.11%		0.00%		1.11%	-0.01%	1.10%
Columbia VP Commodity Strategy Fund - Class 2	0.63%		0.25%		0.03%		0.00%		0.91%	0.00%	0.91%
Columbia VP Emerging Markets Bond Fund - Class 2	0.60%		0.25%		0.17%		0.00%		1.02%	0.00%	1.02%
Columbia VP Strategic Income Fund - Class 2	0.60%		0.25%		0.17%		0.00%		1.02%	-0.08%	0.94%
Delaware VIP® Diversified Income Series - Service Class	0.58%		0.30%		0.07%		0.00%		0.95%	-0.05%	0.90%
Delaware VIP® Emerging Markets Series - Service Class	1.24%		0.30%		0.10%		0.00%		1.64%	-0.06%	1.58%
Delaware VIP® REIT Series - Service Class	0.75%		0.30%		0.08%		0.00%		1.13%	0.00%	1.13%
Delaware VIP® Small Cap Value Series - Service Class	0.71%		0.30%		0.06%		0.00%		1.07%	0.00%	1.07%
Delaware VIP® Smid Cap Core Series - Service Class	0.74%		0.30%		0.07%		0.00%		1.11%	0.00%	1.11%
Delaware VIP® U.S. Growth Series - Service Class	0.65%		0.30%		0.08%		0.00%		1.03%	0.00%	1.03%
Delaware VIP® Value Series - Service Class	0.63%		0.30%		0.06%		0.00%		0.99%	0.00%	0.99%
DWS Alternative Asset Allocation VIP Portfolio - Class B	0.56%		0.25%		0.27%		0.69%		1.77%	-0.62%	1.15%
Eaton Vance VT Floating-Rate Income Fund - Initial Class	0.58%		0.25%		0.34%		0.00%		1.17%	0.00%	1.17%
Fidelity® VIP Balanced Portfolio - Service Class 2	0.39%		0.25%		0.10%		0.00%		0.74%	0.00%	0.74%
Fidelity® VIP Contrafund® Portfolio - Service Class 2	0.54%		0.25%		0.08%		0.00%		0.87%	0.00%	0.87%
Fidelity® VIP FundsManager® 50% Portfolio - Service Class 2	0.25%		0.25%		0.00%		0.43%		0.93%	-0.15%	0.78%
Fidelity® VIP Growth Portfolio - Service Class 2	0.54%		0.25%		0.09%		0.00%		0.88%	0.00%	0.88%
Fidelity® VIP Mid Cap Portfolio - Service Class 2	0.54%		0.25%		0.08%		0.00%		0.87%	0.00%	0.87%
Fidelity® VIP Strategic Income Portfolio - Service Class 2	0.56%		0.25%		0.11%		0.00%		0.92%	0.00%	0.92%
First Trust Dorsey Wright Tactical Core Portfolio – Class I	0.35%		0.25%		0.80%		0.56%		1.96%	-0.66%	1.30%
First Trust Multi Income Allocation Portfolio - Class I	0.60%		0.25%		1.24%		0.27%		2.36%	-1.26%	1.10%
First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I	0.60%		0.25%		0.37%		0.00%		1.22%	-0.02%	1.20%
Franklin Allocation VIP Fund - Class 4	0.55%		0.35%		0.03%		0.03%		0.96%	-0.04%	0.92%
Franklin Income VIP Fund - Class 4	0.46%		0.35%		0.01%		0.02%		0.84%	-0.02%	0.82%
Franklin Mutual Shares VIP Fund - Class 4	0.68%		0.35%		0.03%		0.01%		1.07%	0.00%	1.07%
Franklin Rising Dividends VIP Fund - Class 4	0.61%		0.35%		0.01%		0.00%		0.97%	0.00%	0.97%
Franklin Small Cap Value VIP Fund - Class 4	0.63%		0.35%		0.03%		0.01%		1.02%	-0.01%	1.01%
Franklin Small-Mid Cap Growth VIP Fund - Class 4	0.80%		0.35%		0.06%		0.01%		1.22%	-0.01%	1.21%
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Advisor Shares	0.15%		0.15%		1.63%		0.83%		2.76%	-1.31%	1.45%
Guggenheim VT Long Short Equity	0.90%		0.00%		0.72%		0.00%		1.62%	0.00%	1.62%
Guggenheim VT Multi-Hedge Strategies	1.17%		0.00%		0.37%		0.18%		1.72%	-0.02%	1.70%
Hartford Capital Appreciation HLS Fund - Class IC	0.64%		0.25%		0.28%		0.00%		1.17%	0.00%	1.17%

	Management Fees (before any waivers/ reimburse- ments)	+	12b-1 Fees (before any waivers/ reimburse- ments)	+	Other Expenses (before any waivers/ reimburse- ments)	+	Acquired Fund Fees and Expenses	=	Total Expenses (before any waivers/ reimburse- ments)	Total Contractual waivers/ reimburse- ments (if any)	Total Expenses (after Contractual waivers/ reimburse- ments)
Invesco V.I. Balanced-Risk Allocation Fund - Series II Shares	0.91%		0.25%		0.19%		0.16%		1.51%	-0.46%	1.05%
Invesco V.I. Comstock Fund - Series II Shares	0.57%		0.25%		0.18%		0.01%		1.01%	0.00%	1.01%
Invesco V.I. Diversified Dividend Fund - Series II Shares	0.47%		0.25%		0.18%		0.01%		0.91%	-0.01%	0.90%
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II Shares	0.12%		0.25%		0.19%		0.00%		0.56%	0.00%	0.56%
Invesco V.I. Equity and Income Fund - Series II Shares	0.38%		0.25%		0.17%		0.01%		0.81%	-0.01%	0.80%
Invesco V.I. International Growth Fund - Series II Shares	0.71%		0.25%		0.22%		0.01%		1.19%	-0.01%	1.18%
Ivy VIP Asset Strategy Portfolio - Class II	0.70%		0.25%		0.08%		0.00%		1.03%	0.00%	1.03%
Ivy VIP Energy Portfolio - Class II	0.85%		0.25%		0.09%		0.00%		1.19%	0.00%	1.19%
Ivy VIP High Income Portfolio - Class II	0.61%		0.25%		0.05%		0.00%		0.91%	0.00%	0.91%
Ivy VIP Mid Cap Growth Portfolio - Class II	0.85%		0.25%		0.05%		0.00%		1.15%	-0.05%	1.10%
Ivy VIP Science and Technology Portfolio - Class II	0.85%		0.25%		0.06%		0.00%		1.16%	0.00%	1.16%
Ivy VIP Small Cap Growth Portfolio - Class II	0.85%		0.25%		0.06%		0.00%		1.16%	-0.02%	1.14%
JPMorgan Insurance Trust Core Bond Portfolio - Class 2	0.40%		0.25%		0.19%		0.00%		0.84%	0.00%	0.84%
JPMorgan Insurance Trust Income Builder Portfolio - Class 2	0.45%		0.25%		0.68%		0.08%		1.46%	-0.54%	0.92%
Lord Abbett Series Fund Bond Debenture Portfolio - Class VC	0.47%		0.00%		0.43%		0.00%		0.90%	0.00%	0.90%
Lord Abbett Series Fund Developing Growth Portfolio - Class VC	0.75%		0.00%		0.56%		0.00%		1.31%	-0.27%	1.04%
Lord Abbett Series Fund Short Duration Income Portfolio - Class VC	0.35%		0.00%		0.57%		0.00%		0.92%	0.00%	0.92%
LVIP American Balanced Allocation Fund - Service Class	0.25%		0.35%		0.05%		0.39%		1.04%	-0.05%	0.99%
LVIP American Growth Allocation Fund - Service Class	0.25%		0.35%		0.05%		0.40%		1.05%	-0.05%	1.00%
LVIP American Preservation Fund - Service Class	0.25%		0.35%		0.05%		0.33%		0.98%	-0.10%	0.88%
LVIP Baron Growth Opportunities Fund - Service Class	1.00%		0.25%		0.08%		0.00%		1.33%	-0.15%	1.18%
LVIP BlackRock Advantage Allocation Fund - Service Class	0.65%		0.25%		0.36%		0.00%		1.26%	-0.28%	0.98%
LVIP BlackRock Dividend Value Managed Volatility Fund - Service Class	0.72%		0.25%		0.09%		0.01%		1.07%	-0.13%	0.94%
LVIP BlackRock Global Real Estate Fund - Service Class	0.68%		0.25%		0.11%		0.00%		1.04%	-0.02%	1.02%
LVIP BlackRock Inflation Protected Bond Fund - Service Class	0.42%		0.25%		0.07%		0.00%		0.74%	0.00%	0.74%
LVIP Delaware Bond Fund - Service Class	0.31%		0.35%		0.07%		0.00%		0.73%	0.00%	0.73%
LVIP Delaware Diversified Floating Rate Fund - Service Class	0.58%		0.25%		0.08%		0.00%		0.91%	-0.03%	0.88%
LVIP Delaware Social Awareness Fund - Service Class	0.38%		0.35%		0.08%		0.00%		0.81%	0.00%	0.81%
LVIP Delaware Wealth Builder Fund - Service Class	0.63%		0.25%		0.17%		0.00%		1.05%	-0.09%	0.96%
LVIP Dimensional International Core Equity Fund - Service Class	0.75%		0.25%		0.25%		0.00%		1.25%	-0.32%	0.93%
LVIP Dimensional International Equity Managed Volatility Fund - Service Class	0.25%		0.25%		0.06%		0.53%		1.09%	-0.04%	1.05%
LVIP Dimensional U.S. Core Equity 1 Fund - Service Class	0.34%		0.35%		0.08%		0.00%		0.77%	0.00%	0.77%
LVIP Dimensional U.S. Core Equity 2 Fund - Service Class	0.72%		0.25%		0.07%		0.00%		1.04%	-0.29%	0.75%
LVIP Dimensional U.S. Equity Managed Volatility Fund - Service Class	0.25%		0.25%		0.06%		0.32%		0.88%	0.00%	0.88%
LVIP Dimensional/Vanguard Total Bond Fund - Service Class	0.25%		0.25%		0.06%		0.13%		0.69%	-0.05%	0.64%
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Service Class	0.64%		0.25%		0.09%		0.01%		0.99%	0.00%	0.99%
LVIP Franklin Templeton Multi-Asset Opportunities Fund - Service Class	0.75%		0.25%		0.24%		0.42%		1.66%	-0.57%	1.09%
LVIP Global Aggressive Growth Allocation Managed Risk Fund - Service Class	0.25%		0.25%		0.21%		0.42%		1.13%	-0.13%	1.00%
LVIP Global Growth Allocation Managed Risk Fund - Service Class	0.25%		0.25%		0.05%		0.45%		1.00%	0.00%	1.00%
LVIP Global Income Fund - Service Class	0.65%		0.25%		0.10%		0.01%		1.01%	-0.07%	0.94%
LVIP Global Moderate Allocation Managed Risk Fund - Service Class	0.25%		0.25%		0.05%		0.46%		1.01%	0.00%	1.01%

	Management Fees (before any waivers/ reimburse- ments)	+	12b-1 Fees (before any waivers/ reimburse- ments)	+	Other Expenses (before any waivers/ reimburse- ments)	+	Acquired Fund Fees and Expenses	=	Total Expenses (before any waivers/ reimburse- ments)	Total Contractual waivers/ reimburse- ments (if any)	Total Expenses (after Contractual waivers/ reimburse- ments)
LVIP Goldman Sachs Income Builder Fund - Service Class	0.65%		0.25%		0.37%		0.02%		1.29%	-0.27%	1.02%
LVIP Government Money Market Fund - Service Class	0.38%		0.25%		0.11%		0.00%		0.74%	0.00%	0.74%
LVIP JPMorgan High Yield Fund - Service Class	0.63%		0.25%		0.08%		0.00%		0.96%	-0.03%	0.93%
LVIP JPMorgan Retirement Income Fund - Service Class	0.75%		0.25%		0.12%		0.24%		1.36%	-0.39%	0.97%
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Service Class	0.70%		0.25%		0.08%		0.01%		1.04%	0.00%	1.04%
LVIP Loomis Sayles Global Growth Fund - Service Class	0.68%		0.35%		0.33%		0.00%		1.36%	-0.24%	1.12%
LVIP MFS International Growth Fund - Service Class	0.82%		0.25%		0.08%		0.00%		1.15%	-0.10%	1.05%
LVIP MFS Value Fund - Service Class	0.61%		0.25%		0.07%		0.00%		0.93%	0.00%	0.93%
LVIP Mondrian International Value Fund - Service Class	0.68%		0.25%		0.08%		0.00%		1.01%	0.00%	1.01%
LVIP Multi-Manager Global Equity Managed Volatility Fund - Service Class	0.25%		0.35%		0.15%		0.60%		1.35%	-0.18%	1.17%
LVIP PIMCO Low Duration Bond Fund - Service Class	0.50%		0.25%		0.30%		0.00%		1.05%	-0.04%	1.01%
LVIP SSGA Bond Index Fund - Service Class	0.40%		0.25%		0.08%		0.00%		0.73%	-0.13%	0.60%
LVIP SSGA Conservative Index Allocation Fund - Service Class	0.15%		0.25%		0.10%		0.31%		0.81%	-0.05%	0.76%
LVIP SSGA Conservative Structured Allocation Fund - Service Class	0.15%		0.25%		0.08%		0.33%		0.81%	0.00%	0.81%
LVIP SSGA Developed International 150 Fund - Service Class	0.33%		0.25%		0.08%		0.00%		0.66%	-0.01%	0.65%
LVIP SSGA Emerging Markets 100 Fund - Service Class	0.34%		0.25%		0.11%		0.00%		0.70%	-0.01%	0.69%
LVIP SSGA Emerging Markets Equity Index Fund - Service Class	0.34%		0.25%		0.14%		0.00%		0.73%	0.00%	0.73%
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Service Class	0.40%		0.25%		0.05%		0.25%		0.95%	-0.10%	0.85%
LVIP SSGA International Index Fund - Service Class	0.40%		0.25%		0.11%		0.00%		0.76%	-0.12%	0.64%
LVIP SSGA International Managed Volatility Fund - Service Class	0.23%		0.25%		0.07%		0.38%		0.93%	-0.05%	0.88%
LVIP SSGA Large Cap 100 Fund - Service Class	0.31%		0.25%		0.07%		0.00%		0.63%	-0.01%	0.62%
LVIP SSGA Mid-Cap Index Fund - Service Class	0.27%		0.25%		0.09%		0.00%		0.61%	0.00%	0.61%
LVIP SSGA Moderate Index Allocation Fund - Service Class	0.15%		0.25%		0.06%		0.30%		0.76%	0.00%	0.76%
LVIP SSGA Moderate Structured Allocation Fund - Service Class	0.15%		0.25%		0.05%		0.34%		0.79%	0.00%	0.79%
LVIP SSGA Moderately Aggressive Index Allocation Fund - Service Class	0.15%		0.25%		0.06%		0.30%		0.76%	0.00%	0.76%
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Service Class	0.15%		0.25%		0.06%		0.35%		0.81%	0.00%	0.81%
LVIP SSGA S&P 500 Index Fund - Service Class	0.17%		0.25%		0.07%		0.00%		0.49%	0.00%	0.49%
LVIP SSGA Short-Term Bond Index Fund - Service Class	0.28%		0.25%		0.11%		0.00%		0.64%	-0.03%	0.61%
LVIP SSGA Small-Cap Index Fund - Service Class	0.32%		0.25%		0.07%		0.00%		0.64%	0.00%	0.64%
LVIP SSGA Small-Mid Cap 200 Fund - Service Class	0.33%		0.25%		0.08%		0.00%		0.66%	-0.01%	0.65%
LVIP T. Rowe Price Growth Stock Fund - Service Class	0.63%		0.25%		0.07%		0.00%		0.95%	-0.02%	0.93%
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Service Class	0.69%		0.25%		0.07%		0.00%		1.01%	0.00%	1.01%
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund - Service Class	0.25%		0.25%		0.21%		0.53%		1.24%	-0.13%	1.11%
LVIP Vanguard Domestic Equity ETF Fund - Service Class	0.25%		0.25%		0.06%		0.07%		0.63%	-0.05%	0.58%
LVIP Vanguard International Equity ETF Fund - Service Class	0.25%		0.25%		0.07%		0.12%		0.69%	-0.05%	0.64%
LVIP Wellington Capital Growth Fund - Service Class	0.68%		0.25%		0.08%		0.00%		1.01%	-0.02%	0.99%
LVIP Wellington Mid-Cap Value Fund - Service Class	0.83%		0.25%		0.09%		0.00%		1.17%	-0.09%	1.08%
LVIP Western Asset Core Bond Fund - Service Class	0.45%		0.25%		0.07%		0.00%		0.77%	0.00%	0.77%
MFS® VIT Growth Series - Service Class	0.71%		0.25%		0.04%		0.00%		1.00%	0.00%	1.00%
MFS® VIT II International Value Portfolio - Service Class	0.85%		0.25%		0.05%		0.00%		1.15%	0.00%	1.15%
MFS® VIT Total Return Series - Service Class	0.67%		0.25%		0.04%		0.00%		0.96%	-0.09%	0.87%

	Management Fees (before any waivers/ reimburse- ments)	+	12b-1 Fees (before any waivers/ reimburse- ments)	+	Other Expenses (before any waivers/ reimburse- ments)	+	Acquired Fund Fees and Expenses	=	Total Expenses (before any waivers/ reimburse- ments)	Total Contractual waivers/ reimburse- ments (if any)	Total Expenses (after Contractual waivers/ reimburse- ments)
MFS® VIT Utilities Series - Service Class	0.73%		0.25%		0.05%		0.00%		1.03%	0.00%	1.03%
Morgan Stanley VIF Global Infrastructure Portfolio - Class II	0.85%		0.25%		0.49%		0.00%		1.59%	-0.47%	1.12%
Oppenheimer International Growth Fund/VA Service Shares	0.94%		0.25%		0.16%		0.00%		1.35%	-0.10%	1.25%
Oppenheimer Main Street Small Cap Fund®/VA Service Shares	0.68%		0.25%		0.15%		0.00%		1.08%	-0.03%	1.05%
PIMCO VIT All Asset All Authority Portfolio - Advisor Class	0.45%		0.25%		1.57%		1.30%		3.57%	-0.06%	3.51%
Putnam VT George Putnam Balanced Fund - Class IB	0.52%		0.25%		0.19%		0.00%		0.96%	0.00%	0.96%
Putnam VT Global Health Care Fund - Class IB	0.62%		0.25%		0.15%		0.00%		1.02%	0.00%	1.02%
Putnam VT Income Fund - Class IB	0.39%		0.25%		0.20%		0.00%		0.84%	0.00%	0.84%
Putnam VT Multi-Asset Absolute Return Fund - Class IB	0.72%		0.25%		0.78%		0.04%		1.79%	-0.60%	1.19%
QS Variable Conservative Growth - Class II	0.00%		0.25%		0.13%		0.57%		0.95%	0.00%	0.95%
SEI VP Market Growth Strategy Fund - Class III	0.10%		0.30%		0.71%		0.80%		1.91%	-0.21%	1.70%
SEI VP Market Plus Strategy Fund - Class III	0.10%		0.30%		0.72%		0.81%		1.93%	-0.18%	1.75%
Templeton Foreign VIP Fund - Class 4	0.79%		0.35%		0.04%		0.02%		1.20%	-0.02%	1.18%
Templeton Global Bond VIP Fund - Class 4	0.46%		0.35%		0.10%		0.09%		1.00%	-0.11%	0.89%
VanEck VIP Global Hard Assets Fund - Class S Shares	1.00%		0.25%		0.10%		0.00%		1.35%	0.00%	1.35%
Virtus Newfleet Multi-Sector Intermediate Bond Series - Class A Shares	0.50%		0.25%		0.19%		0.00%		0.94%	0.00%	0.94%
Certain underlying funds have reserved the right to impose fees when fund shares are redeemed within a specified period of time of purchase (“redemption fees”) which are not reflected in the table above. As of the date of this prospectus, none have done so. See The Contracts - Market Timing for a discussion of redemption fees.
For information concerning compensation paid for the sale of the contracts, see Distribution of the Contracts.
EXAMPLES
The following Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Contractowner transaction expenses, contract fees, separate account annual expenses, and fund fees and expenses. The Examples have been calculated using the fees and expenses of the funds prior to the application of any contractual waivers and/or reimbursements.
The first Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the maximum fees and expenses of any of the funds and that i4LIFE® Advantage at the guaranteed maximum charge are in effect. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
1) If you surrender your contract at the end of the applicable time period:
	1 year	3 years	5 years	10 years
B-Share	$1,196	$1,989	$2,782	$4,970
C-Share	$525	$1,572	$2,613	$5,192
2) If you annuitize or do not surrender your contract at the end of the applicable time period:
	1 year	3 years	5 years	10 years
B-Share	$496	$1,489	$2,482	$4,970
C-Share	$525	$1,572	$2,613	$5,192
For more information, see Charges and Other Deductions in this prospectus, and the prospectus for the funds. Premium taxes may also apply, although they do not appear in the examples. The examples do not reflect Large Account Credits. Different fees and expenses not reflected in the examples may be imposed during a period in which Annuity Payouts are made. See Annuity Payouts. These examples should not be considered a representation of past or future expenses. Actual expenses may be more or less than those shown.

Summary of Common Questions
What kind of contract am I buying? It is an individual variable annuity contract between you and Lincoln New York. This prospectus primarily describes the variable side of the contract. You may purchase either of the contracts offered in this prospectus: Lincoln Investor Advantage® B-Share or Lincoln Investor Advantage® C-Share. The B-Share contract provides for lower mortality and expense risk charges, a lower Large Account Credit, and has a five-year surrender charge period. The C-Share contract provides for higher mortality and expense risk charges, a higher Large Account Credit, and has no surrender charges. See The Contracts – Contracts Offered in this Prospectus.
What is the Variable Annuity Account (VAA)? It is a separate account we established under New York insurance law, and registered with the SEC as a unit investment trust. VAA assets are allocated to one or more Subaccounts, according to your investment choices. VAA assets are not chargeable with liabilities arising out of any other business which we may conduct. See Variable Annuity Account.
What are my investment choices? You may allocate your Purchase Payments to the VAA or to the fixed account, if available. Based upon your instruction for Purchase Payments, the VAA applies your Purchase Payments to one or more of the Subaccounts, which, in turn, invest in a corresponding underlying fund. Each fund holds a portfolio of securities consistent with its investment policy. See Investments of the Variable Annuity Account – Description of the Funds. Currently the fixed account is available for dollar cost averaging purposes only.
Who invests my money? Several different investment advisers manage the investment options. See Investments of the Variable Annuity Account – Description of the Funds.
How does the contract work? If we approve your application, we will send you a contract. When you make Purchase Payments during the accumulation phase, you buy Accumulation Units on the variable side of the contract and accumulate additional Contract Value through any investments in the fixed account, if available. If you decide to receive an Annuity Payout, your Accumulation Units are converted to Annuity Units. Your Annuity Payouts will be based on the number of Annuity Units you receive and the value of each Annuity Unit on payout days. See The Contracts.
What charges do I pay under the contract? We apply a charge to the daily net asset value of the VAA that consists of a mortality and expense risk charge. There is an administrative charge in addition to the mortality and expense risk charge. See Charges and Other Deductions.
If you withdraw Purchase Payments, you may pay a surrender charge of a certain percentage of the surrendered or withdrawn Purchase Payment, depending upon which contract you have purchased, and how long those payments have been invested in the contract. For purposes of calculating surrender charges, we assume that all withdrawals prior to the fifth anniversary of the B-Share contract come first from Purchase Payments. We may waive surrender charges in certain situations. The C-Share contract does not have a surrender charge. See Charges and Other Deductions – Surrender Charge.
We reserve the right to charge a $25 fee for the 13th and each additional transfer during any Contract Year, excluding automatic dollar cost averaging and portfolio rebalancing transfers. The transfer charge will not be imposed on the first 12 transfers during the Contract Year.
We will deduct any applicable premium tax from Purchase Payments or Contract Value, unless the governmental entity dictates otherwise, at the time the tax is incurred or at another time we choose.
See Expense Tables and Charges and Other Deductions for information regarding additional fees and expenses that may be incurred.
The funds’ investment management fees, expenses and expense limitations, if applicable, are more fully described in the prospectuses for the funds.
Charges may also be imposed during the regular income or Annuity Payout period, including i4LIFE® Advantage, if elected. See The Contracts and Annuity Payouts.
For information about the compensation we pay for sales of contracts, see The Contracts – Distribution of the Contracts.
Am I limited in the amount of Purchase Payments I can make into the contract? You may make Purchase Payments to the contract at any time, prior to the Annuity Commencement Date, subject to certain restrictions. For Purchase Payments totaling $5 million or more, your registered representative must submit a request to our Servicing Office for approval, and Purchase Payments totaling more than $10 million will not be accepted. These amounts take into consideration the total Purchase Payments for all existing Lincoln Investor Advantage® contracts for the same Contractowner, joint owner, and/or Annuitant. Upon providing advance written notice, we reserve the right to further limit, restrict, or suspend Purchase Payments made to the contract.
What is the Large Account Credit? The Large Account Credit is a credit you will receive on a quarterly basis when your Contract Value reaches a threshold of $250,000 ($1 million for contracts purchased prior to April 22, 2019). The amount of the Large Account Credit is calculated as a percentage of the value of the Subaccounts on the quarterly Valuation Date and varies according to which share class is chosen. Large Account Credits are not considered Purchase Payments.

How will my Annuity Payouts be calculated? If you decide to annuitize, you may select an annuity option and start receiving Annuity Payouts from your contract as a fixed option or variable option or a combination of both. See Annuity Payouts - Annuity Options. Remember that participants in the VAA benefit from any gain, and take a risk of any loss, in the value of the securities in the funds' portfolios, which would decrease the amount applied to any payout option and the related payments.
What happens if I die before I annuitize? The Death Benefit may be paid upon the death of either the Contractowner or the Annuitant. Upon the death of the Contractowner, your Beneficiary will receive Death Benefit proceeds. Your Beneficiary has options as to how the Death Benefit is paid. In the alternative, upon the death of the Annuitant the Contractowner may choose to receive a Death Benefit. See The Contracts – Death Benefit.
What happens if I die on or after the Annuity Commencement Date? Once you reach the Annuity Commencement Date, any applicable Death Benefit will terminate.
May I transfer Contract Value between variable options and between the variable and fixed sides of the contract? Yes, subject to certain restrictions. Generally, transfers made before the Annuity Commencement Date are restricted to no more than 12 per Contract Year. The minimum amount that can be transferred to the fixed account is $2,000 (unless the total amount in the Subaccounts is less than $2,000). If transferring funds from the fixed account to a Subaccount, you may only transfer up to 25% of the total value invested in the fixed account in any 12-month period. The minimum amount that may be transferred is $300. If permitted by your contract, we may discontinue accepting transfers into the fixed side of the contract at any time. See The Contracts – Transfers On or Before the Annuity Commencement Date and Transfers After the Annuity Commencement Date. For further information, see also the Fixed Side of the Contract.
What is i4LIFE® Advantage? i4LIFE® Advantage is an Annuity Payout option, available for purchase at an additional charge, that provides periodic variable lifetime income payments. During the Access Period, you have access to your Account Value, which means you have a Death Benefit and may surrender the contract or make withdrawals. The charge is imposed only during the i4LIFE® Advantage payout phase.
May I surrender the contract or make a withdrawal? Yes, subject to contract requirements and to the restrictions of any qualified retirement plan for which the contract was purchased. If you surrender the contract or make a withdrawal, certain charges may apply. A portion of surrender or withdrawal proceeds may be taxable. In addition, if you decide to take a distribution before age 59½, a 10% Internal Revenue Service (IRS) additional tax may apply. A surrender or a withdrawal also may be subject to 20% withholding. See The Contracts – Surrenders and Withdrawals, Charges and Other Deductions and Federal Tax Matters.
Can I cancel this contract? Yes. You can cancel the contract within ten days of the date you first receive the contract. You need to return the contract, postage prepaid, to our Servicing Office. You assume the risk of any market drop on Purchase Payments you allocate to the variable side of the contract. See Return Privilege.
Condensed Financial Information
Appendix A to this prospectus provides more information about Accumulation Unit values.
Investment Results
At times, the VAA may compare its investment results to various unmanaged indices or other variable annuities in reports to shareholders, sales literature and advertisements. The results will be calculated on a total return basis for various periods, with or without surrender charges. Results calculated without surrender charges will be higher. Total returns include the reinvestment of all distributions, which are reflected in changes in unit value. The money market Subaccount's yield is based upon investment performance over a 7-day period, which is then annualized.
There can be no assurance that a money market fund will be able to maintain a stable net asset value of $1.00 per share. During periods of low interest rates, the yield of a money market fund may become extremely low and possibly negative. In addition, if the yield of a Subaccount investing in a money market fund becomes negative, due in part to Contract fees and expenses, your Contract Value may decline. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The sponsor of a money market fund has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time. If, under SEC rules, a money market fund suspends payments of redemption proceeds, we will delay payment of any transfer, withdrawal, or benefit from a Subaccount investing in the money market fund until the fund resumes payment. If, under SEC rules, a money market fund institutes a liquidity fee, we may assess the fee against your Contract Value if a payment is made to you from a Subaccount investing in the money market fund.
The money market yield figure and annual performance of the Subaccounts are based on past performance and do not indicate or represent future performance.

Lincoln Life & Annuity Company of New York
Lincoln New York (the Company) is a stock life insurance company chartered in New Jersey in 1897 and redomesticated to New York on April 2, 2007. Lincoln New York is a subsidiary of The Lincoln National Life Insurance Company (Lincoln Life). Lincoln Life is an Indiana-domiciled insurance company, engaged primarily in the direct issuance of life insurance contracts and annuities. Lincoln Life is wholly owned by Lincoln National Corporation (LNC), a publicly held insurance and financial services holding company incorporated in Indiana. Lincoln New York is obligated to pay all amounts promised to Contractowners under the contracts.
Depending on when you purchased your contract, you may be permitted to make allocations to the fixed account, which is part of our general account. See The Fixed Side of the Contract. Therefore, any amounts that we may pay under the contract in excess of Contract Value are subject to our financial strength and claims-paying ability and our long-term ability to make such payments.
We issue other types of insurance policies and financial products as well. In addition to any amounts we are obligated to pay in excess of Contract Value under the contracts, we also pay our obligations under these products from our assets in the general account. Moreover, unlike assets held in the VAA, the assets of the general account are subject to the general liabilities of the Company and, therefore, to the Company’s general creditors. In the event of an insolvency or receivership, payments we make from our general account to satisfy claims under the contract would generally receive the same priority as our other Contractowner obligations.
The general account is not segregated or insulated from the claims of the insurance company’s creditors. Investors look to the financial strength of the insurance companies for these insurance guarantees. Therefore, guarantees provided by the insurance company as to benefits promised in the prospectus are subject to the claims paying ability of the insurance company and are subject to the risk that the insurance company may not be able to cover or may default on its obligations under those guarantees.
Our Financial Condition.  Among the laws and regulations applicable to us as an insurance company are those which regulate the investments we can make with assets held in our general account. In general, those laws and regulations determine the amount and type of investments which we can make with general account assets.
In addition, state insurance regulations require that insurance companies calculate and establish on their financial statements, a specified amount of reserves in order to meet the contractual obligations to pay the claims of our Contractowners. In order to meet our claims-paying obligations, we regularly monitor our reserves to ensure we hold sufficient amounts to cover actual or expected contract and claims payments. However, it is important to note that there is no guarantee that we will always be able to meet our claims paying obligations, and that there are risks to purchasing any insurance product.
State insurance regulators also require insurance companies to maintain a minimum amount of capital in excess of liabilities, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer’s operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on assets held in our general account, which include bonds, mortgages, general real estate investments, and stocks, as well as the loss in value of these investments resulting from a loss in their market value.
How to Obtain More Information.  We encourage both existing and prospective Contractowners to read and understand our financial statements. We prepare our financial statements on both a statutory basis and according to Generally Accepted Accounting Principles (GAAP). Our audited GAAP financial statements, as well as the financial statements of the VAA, are located in the SAI. If you would like a free copy of the SAI, please write to us at: PO Box 2348, Fort Wayne, IN 46801-2348, or call 1-888-868-2583. In addition, the SAI is available on the SEC’s website at http://www.sec.gov. You may obtain our audited statutory financial statements and any unaudited statutory financial statements that may be available by visiting our website at www.LincolnFinancial.com.
You also will find on our website information on ratings assigned to us by one or more independent rating organizations. These ratings are opinions of an operating insurance company’s financial capacity to meet the obligations of its insurance and annuity contracts based on its financial strength and/or claims-paying ability. Additional information about rating agencies is included in the SAI.
Lincoln Financial Group is the marketing name for Lincoln National Corporation (NYSE:LNC) and its affiliates. Through its affiliates, Lincoln Financial Group offers annuities, life, group life and disability insurance, 401(k) and 403(b) plans, and comprehensive financial planning and advisory services.
Variable Annuity Account (VAA)
On March 11, 1999, the VAA was established as an insurance company separate account under New York law. It is registered with the SEC as a unit investment trust under the provisions of the Investment Company Act of 1940 (1940 Act). The VAA is a segregated investment account, meaning that its assets may not be charged with liabilities resulting from any other business that we may conduct. Income, gains and losses, whether realized or not, from assets allocated to the VAA are, in accordance with the applicable annuity contracts, credited to or charged against the VAA. They are credited or charged without regard to any other income, gains or losses of Lincoln New York. We are the issuer of the contracts and the obligations set forth in the contract, other than those of the Contractowner, are ours. The VAA satisfies the definition of a separate account under the federal securities laws. We do not guarantee the investment performance of the VAA. Any investment gain or loss depends on the investment performance of the funds. You assume the full investment risk for all amounts allocated to the VAA.
The VAA is used to support other annuity contracts offered by us in addition to the contracts described in this prospectus. The other annuity contracts supported by the VAA generally invest in the same funds as the contracts described in this prospectus. These other annuity contracts may have different charges that could affect the performance of their Subaccounts, and they offer different benefits.
Financial Statements
The December 31, 2018 financial statements of the VAA and the December 31, 2018 financial statements of Lincoln New York are located in the SAI. If you would like a free copy of the SAI, complete and mail the request on the last page of this prospectus, or call 1-888-868-2583.
Investments of the Variable Annuity Account
You decide the Subaccount(s) to which you allocate Purchase Payments. There is a separate Subaccount which corresponds to each class of each fund. You may change your allocation without penalty or charges. Shares of the funds will be sold at net asset value with no initial sales charge to the VAA in order to fund the contracts. The funds are required to redeem fund shares at net asset value upon our request.
Investment Advisers
As compensation for its services to the funds, each investment adviser for each fund receives a fee from the funds which is accrued daily and paid monthly. This fee is based on the net assets of each fund, as defined in the prospectuses for the funds.
Certain Payments We Receive with Regard to the Funds
We (and/or our affiliates) incur expenses in promoting, marketing, and administering the contracts and the underlying funds. With respect to a fund, including affiliated funds, the adviser and/or distributor, or an affiliate thereof, may make payments to us (or an affiliate) for certain services we provide on behalf of the funds. Such services include, but are not limited to, recordkeeping; aggregating and processing purchase and redemption orders; providing Contractowners with statements showing their interests within the funds; processing dividend payments; providing subaccounting services; and forwarding shareholder communications, such as proxies, shareholder reports, tax notices, and printing and delivering prospectuses and updates to Contractowners. It is anticipated that such payments will be based on a percentage of assets of the particular fund attributable to the contracts along with certain other variable contracts issued or administered by us (or an affiliate). These percentages are negotiated and vary with each fund. Some advisers and/or distributors may pay us significantly more than other advisors and/or distributors and the amount we receive may be substantial. These percentages currently range up to 0.50%, and as of the date of this prospectus, we were receiving payments from most fund families. We (or our affiliates) may profit from these payments. These payments may be derived, in whole or in part, from the investment advisory fee deducted from fund assets. Contractowners, through their indirect investment in the funds, bear the costs of these investment advisory fees (see the funds' prospectuses for more information). Additionally, a fund's adviser and/or distributor or its affiliates may provide us with certain services that assist us in the distribution of the contracts and may pay us and/or certain affiliates amounts for marketing programs and sales support, as well as amounts to participate in training and sales meetings.
In addition to the payments described above, most of the funds offered as part of this contract make payments to us under their distribution plans (12b-1 plans) for the marketing and distribution of fund shares. The payment rates range up to 0.35% based on the amount of assets invested in those funds. Payments made out of the assets of the fund will reduce the amount of assets that otherwise would be available for investment, and will reduce the fund's investment return. The dollar amount of future asset-based fees is not predictable because these fees are a percentage of the fund's average net assets, which can fluctuate over time. If, however, the value of the fund goes up, then so would the payment to us (or our affiliates). Conversely, if the value of the funds goes down, payments to us or our affiliates would decrease.
Description of the Funds
Each of the Subaccounts of the VAA is invested solely in shares of one of the funds available under the contract. Each fund may be subject to certain investment policies and restrictions which may not be changed without a majority vote of shareholders of that fund.
We select the funds offered through the contract based on several factors, including, without limitation, asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, the capability and qualification of each sponsoring investment firm, and whether the fund is affiliated with us. Another factor we consider during the initial selection process is whether the fund or an affiliate of the fund will make payments to us or our affiliates. We review each fund periodically after it is selected. We reserve the right to remove a fund or restrict allocation of additional Purchase Payments to a fund if we determine the fund no longer meets one or more of the factors and/or if the fund has not attracted significant Contractowner assets. Finally, when we develop a variable annuity product in cooperation with a fund family or distributor (e.g., a “private label” product), we generally will include funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from our selection criteria.
Certain funds offered as part of this contract have similar investment objectives and policies to other portfolios managed by the adviser. The investment results of the funds, however, may be higher or lower than the other portfolios that are managed by the adviser or sub-adviser. There can be no assurance, and no representation is made, that the investment results of any of the funds will be comparable to the investment results of any other portfolio managed by the adviser or sub-adviser, if applicable.
Certain funds invest their assets in other funds. As a result, you will pay fees and expenses at both fund levels. This will reduce your investment return. These arrangements are referred to as funds of funds or master-feeder funds, which may have higher expenses than funds that invest directly in debt or equity securities. An advisor affiliated with us manages some of the available funds of funds. Our affiliates may promote the benefits of such funds to Contractowners and/or suggest that Contractowners consider whether allocating some or all of their Contract Value to such portfolios is consistent with their desired investment objectives. In doing so, we may be subject to conflicts of interest insofar as we may derive greater revenues from the affiliated fund of funds than certain other funds available to you under your contract.
Certain funds (sometimes called alternative funds) expect to invest in (or may invest in some) positions that emphasize alternative investment strategies and/or non-traditional asset classes and, as a result, are subject to the risk factors of those asset classes and/or investment strategies. Some of those risks may include, but are not limited to, general economic risk, geopolitical risk, commodity-price volatility, counterparty and settlement risk, currency risk, derivatives risk, emerging markets risk, foreign securities risk, high yield bond exposure, index investing risk, exchange traded notes risk, industry concentration risk, leveraging risk, real estate investment risk, master limited partnership risk, master limited partnership tax risk, energy infrastructure companies risk, sector risk, short sales risk, direct investments risk, hard assets sectors risk, active trading and overlay risks, event driven investing risk, global macro strategies risk, temporary defensive positions and large cash positions. If you are considering investing in alternative investment funds, you should ensure that you understand the complex investment strategies sometimes employed, and be prepared to tolerate the risk of such asset classes. For a complete list of risks, as well as a discussion of risk and investment strategies, please refer to the funds’ prospectuses. Certain of the underlying funds, including funds managed by an adviser affiliated with us, employ risk management strategies that are intended to control the funds’ overall volatility, and for some funds, to also reduce the downside exposure of the funds during significant market downturns. These funds usually, but not always, have “Managed Risk” or “Managed Volatility” in the name of the fund. These risk management strategies could limit the upside participation of the fund in rising equity markets relative to other funds. For more information about the funds and the investment strategies they employ, please refer to the funds’ current prospectuses. Fund prospectuses are available by contacting us.
Following are brief summaries of the fund descriptions. More detailed information may be obtained from the current prospectus for each fund. You should read each fund prospectus carefully before investing. Prospectuses for each fund are available by contacting us. In addition, if you receive a summary prospectus for a fund, you may obtain a full statutory prospectus by referring to the contact information for the fund company on the cover page of the summary prospectus. Please be advised that there is no assurance that any of the funds will achieve their stated objectives.
AIM Variable Insurance Funds (Invesco Variable Insurance Funds), advised by Invesco Advisers, Inc.
•	Invesco Oppenheimer International Growth Fund (Series II Shares): Capital appreciation. This fund will be available on or about May 24, 2019. Consult your registered representative.
•	Invesco Oppenheimer Main Street Small Cap Fund® (Series II Shares): Capital appreciation. This fund will be available on or about May 24, 2019. Consult your registered representative.
•	Invesco V.I. Balanced-Risk Allocation Fund (Series II Shares): To seek total return.
•	Invesco V.I. Comstock Fund (Series II Shares): To seek capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.
•	Invesco V.I. Diversified Dividend Fund (Series II Shares): To seek to provide reasonable current income and long-term growth of income and capital.
•	Invesco V.I. Equally-Weighted S&P 500 Fund (Series II Shares): To seek to achieve a high level of total return on its assets through a combination of capital appreciation and current income.
•	Invesco V.I. Equity and Income Fund (Series II Shares): Both capital appreciation and current income.
•	Invesco V.I. International Growth Fund (Series II Shares): Long-term growth of capital.
AllianceBernstein Variable Products Series Fund, advised by AllianceBernstein, L.P.
•	AB VPS Small/Mid Cap Value Portfolio (Class B): Long-term growth of capital.

ALPS Variable Investment Trust, advised by ALPS Advisors, Inc.
•	ALPS/Alerian Energy Infrastructure Portfolio (Class III): Seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Alerian Energy Infrastructure Index; a master-feeder fund.
•	ALPS/Red Rocks Listed Private Equity Portfolio (Class III): Maximize total return.
•	ALPS/Stadion Core ETF Portfolio (Class III): Seeks a balance between current income and growth of capital, with a greater emphasis on growth of capital; a fund of funds.
•	ALPS/Stadion Tactical Growth Portfolio (Class III): Long-term capital appreciation; a fund of funds.
American Century Variable Portfolios, Inc., advised by American Century Investment Management, Inc.
•	American Century VP Balanced Fund (Class II): Long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed-income securities.
•	American Century VP Large Company Value Fund (Class II): Long-term capital growth. Income is a secondary objective.
American Funds Insurance Series®, advised by Capital Research and Management Company
•	American Funds Asset Allocation Fund (Class 4): High total return (including income and capital gains) consistent with preservation of capital over the long term.
•	American Funds Blue Chip Income and Growth Fund (Class 4): To produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.
•	American Funds Capital Income Builder® (Class 4): Seeks to provide a level of current income that exceeds the average yield on U.S. stocks generally and to provide a growing stream of income over the years.
•	American Funds Global Growth Fund (Class 4): Long-term growth of capital.
•	American Funds Global Small Capitalization Fund (Class 4): Long-term capital growth.
•	American Funds Growth Fund (Class 4): Growth of capital.
•	American Funds Growth-Income Fund (Class 4): Long-term growth of capital and income.
•	American Funds International Fund (Class 4): Long-term growth of capital.
•	American Funds Mortgage Fund (Class 4): To provide current income and preservation of capital.
•	American Funds New World Fund® (Class 4): Long-term capital appreciation.
BlackRock Variable Series Funds, Inc., advised by BlackRock Advisors, LLC
•	BlackRock Global Allocation V.I. Fund (Class III): High total investment return.
Columbia Funds Variable Insurance Trust, advised by Columbia Management Investment Advisers, LLC
•	Columbia VP Strategic Income Fund (Class 2): Total return, consisting of current income and capital appreciation.
Columbia Funds Variable Insurance Trust II, advised by Columbia Management Investment Advisers, LLC
•	Columbia VP Commodity Strategy Fund (Class 2): Total return.
•	Columbia VP Emerging Markets Bond Fund (Class 2): High total return through current income and, secondarily, through capital appreciation.
Delaware VIP® Trust, advised by Delaware Management Company1
•	Delaware VIP® Diversified Income Series (Service Class): Maximum long-term total return consistent with reasonable risk.
•	Delaware VIP® Emerging Markets Series (Service Class): Long-term capital appreciation.
•	Delaware VIP® REIT Series (Service Class): Maximum long-term total return, with capital appreciation as a secondary objective.
•	Delaware VIP® Small Cap Value Series (Service Class): Capital appreciation.
•	Delaware VIP® Smid Cap Core Series (Service Class): Long-term capital appreciation.
•	Delaware VIP® U.S. Growth Series (Service Class): Long-term capital appreciation.
•	Delaware VIP® Value Series (Service Class): Long-term capital appreciation.
Deutsche DWS Variable Series II, advised by Deutsche Investment Management Americas, Inc.
•	DWS Alternative Asset Allocation VIP Portfolio (Class B): Capital appreciation; a fund of funds.

Eaton Vance Variable Trust, advised by Eaton Vance Management.
•	Eaton Vance VT Floating-Rate Income Fund (Initial Class): To provide a high level of current income.
Fidelity® Variable Insurance Products, advised by Fidelity Management and Research Company
•	Fidelity® VIP Balanced Portfolio (Service Class 2): Income and capital growth consistent with reasonable risk; a fund of funds.
This fund will be available on or about May 20, 2019. Consult your registered representative.
•	Fidelity® VIP Contrafund® Portfolio (Service Class 2): Long-term capital appreciation.
•	Fidelity® VIP FundsManager® 50% Portfolio (Service Class 2): High total return; a fund of funds.
•	Fidelity® VIP Growth Portfolio (Service Class 2): To achieve capital appreciation.
•	Fidelity® VIP Mid Cap Portfolio (Service Class 2): Long-term growth of capital.
•	Fidelity® VIP Strategic Income Portfolio (Service Class 2): High level of current income, and may also seek capital appreciation.
First Trust Variable Insurance Trust, advised by First Trust Advisors L.P.
•	First Trust Dorsey Wright Tactical Core Portfolio (Class I): To provide total return.
•	First Trust Multi Income Allocation Portfolio (Class I): To maximize current income, with a secondary objective of capital appreciation.
•	First Trust/Dow Jones Dividend & Income Allocation Portfolio (Class I): To provide total return by allocating among dividend-paying stocks and investment grade bonds.
Franklin Templeton Variable Insurance Products Trust, advised by Franklin Advisers, Inc. for the Franklin Income VIP Fund and by Franklin Mutual Advisers, LLC for the Franklin Mutual Shares VIP Fund.
•	Franklin Allocation VIP Fund (Class 4): Capital appreciation, with income as a secondary goal, by allocating its assets among equity and fixed income investments through a variety of investment strategies.
(formerly Franklin Founding Funds Allocation VIP Fund)
•	Franklin Income VIP Fund (Class 4): To maximize income while maintaining prospects for capital appreciation.
•	Franklin Mutual Shares VIP Fund (Class 4): Capital appreciation; income is a secondary consideration.
•	Franklin Rising Dividends VIP Fund (Class 4): Long-term capital appreciation; preservation of capital is also an important consideration.
•	Franklin Small Cap Value VIP Fund (Class 4): Long-term total return.
•	Franklin Small-Mid Cap Growth VIP Fund (Class 4): Long-term capital growth.
•	Templeton Foreign VIP Fund (Class 4): Long-term capital growth.
•	Templeton Global Bond VIP Fund (Class 4): High current income consistent with preservation of capital; capital appreciation is a secondary objective.
Goldman Sachs Variable Insurance Trust, advised by Goldman Sachs Asset Management, L.P.
•	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio (Advisor Shares): Long-term growth of capital; a fund of funds.
Hartford Series Fund, Inc., advised by Hartford Funds Management Company, LLC.
•	Hartford Capital Appreciation HLS Fund (Class IC): Growth of capital.
Ivy Variable Insurance Portfolios, advised by Waddell & Reed Investment Management Company.
•	Ivy VIP Asset Strategy Portfolio (Class II): Total return.
•	Ivy VIP Energy Portfolio (Class II): Capital growth and appreciation.
•	Ivy VIP High Income Portfolio (Class II): To seek to provide total return through a combination of high current income and capital appreciation.
•	Ivy VIP Mid Cap Growth Portfolio (Class II): Growth of capital.
•	Ivy VIP Science and Technology Portfolio (Class II): Growth of capital.
•	Ivy VIP Small Cap Growth Portfolio (Class II): To provide growth of capital.

JPMorgan Insurance Trust, advised by J.P. Morgan Investment Management Inc.
•	JPMorgan Insurance Trust Core Bond Portfolio (Class 2): To maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.
•	JPMorgan Insurance Trust Income Builder Portfolio (Class 2): Maximize income while maintaining prospects for capital appreciation.
Legg Mason Partners Variable Equity Trust, advised by Legg Mason Partners Fund Advisor, LLC
•	ClearBridge Variable Aggressive Growth Portfolio (Class II): Capital appreciation.
•	ClearBridge Variable Large Cap Growth Portfolio (Class II): Long-term growth of capital.
•	ClearBridge Variable Mid Cap Portfolio (Class II): Long-term growth of capital.
•	QS Variable Conservative Growth (Class II): Balance of growth of capital and income.
Lincoln Variable Insurance Products Trust, advised by Lincoln Investment Advisors Corporation.
•	LVIP American Balanced Allocation Fund (Service Class): A balance between a high level of current income and growth of capital, with an emphasis on growth of capital; a fund of funds.
•	LVIP American Growth Allocation Fund (Service Class): A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital; a fund of funds.
•	LVIP American Preservation Fund (Service Class): Current income, consistent with the preservation of capital; a fund of funds.
•	LVIP Baron Growth Opportunities Fund (Service Class): Capital appreciation.
•	LVIP BlackRock Advantage Allocation Fund (Service Class): Total return. (formerly LVIP BlackRock Scientific Allocation Fund)
•	LVIP BlackRock Dividend Value Managed Volatility Fund (Service Class): Reasonable income by investing primarily in income-producing equity securities.
•	LVIP BlackRock Global Real Estate Fund (Service Class): Total return through a combination of current income and long-term capital appreciation.
•	LVIP BlackRock Inflation Protected Bond Fund (Service Class): To maximize real return, consistent with preservation of real capital and prudent investment management.
•	LVIP Delaware Bond Fund (Service Class)[1]: Maximum current income (yield) consistent with a prudent investment strategy.
•	LVIP Delaware Diversified Floating Rate Fund (Service Class)[1]: Total return.
•	LVIP Delaware Social Awareness Fund (Service Class)[1]: To maximize long-term capital appreciation.
•	LVIP Delaware Wealth Builder Fund (Service Class)[1]: To provide a responsible level of income and the potential for capital appreciation.
•	LVIP Dimensional International Core Equity Fund (Service Class): Long-term capital appreciation.
•	LVIP Dimensional International Equity Managed Volatility Fund (Service Class): Long-term capital appreciation; a fund of funds.
•	LVIP Dimensional U.S. Core Equity 1 Fund (Service Class): Long-term capital appreciation.
•	LVIP Dimensional U.S. Core Equity 2 Fund (Service Class): Long-term capital appreciation.
•	LVIP Dimensional U.S. Equity Managed Volatility Fund (Service Class): Long-term capital appreciation; a fund of funds.
•	LVIP Dimensional/Vanguard Total Bond Fund (Service Class): Total return consistent with the preservation of capital; a fund of funds.
•	LVIP Franklin Templeton Global Equity Managed Volatility Fund (Service Class): Long-term capital growth.
•	LVIP Franklin Templeton Multi-Asset Opportunities Fund (Service Class): Long-term growth of capital.
•	LVIP Global Aggressive Growth Allocation Managed Risk Fund (Service Class): A balance between current income and growth of capital, with a greater emphasis on growth of capital; a fund of funds.
•	LVIP Global Growth Allocation Managed Risk Fund (Service Class): A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital; a fund of funds.
•	LVIP Global Income Fund (Service Class): Current income consistent with preservation of capital.
•	LVIP Global Moderate Allocation Managed Risk Fund (Service Class): A balance between a high level of current income and growth of capital, with an emphasis on growth of capital; a fund of funds.
•	LVIP Goldman Sachs Income Builder Fund (Service Class): To seek a balance of current income and capital appreciation.

•	LVIP Government Money Market Fund (Service Class): Current income while (i)maintaining a stable value of your shares (providing stability of net asset value) and (ii) preserving the value of your initial investment (preservation of capital).
•	LVIP JPMorgan High Yield Fund (Service Class): A high level of current income; capital appreciation is the secondary objective.
•	LVIP JPMorgan Retirement Income Fund (Service Class): Current income and some capital appreciation.
•	LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund (Service Class): Long-term capital appreciation.
•	LVIP Loomis Sayles Global Growth Fund (Service Class): To provide investment results over a full market cycle that, before fees and expenses, are superior to an index that tracks global equities.
•	LVIP MFS International Growth Fund (Service Class): Long-term capital appreciation.
•	LVIP MFS Value Fund (Service Class): Capital appreciation.
•	LVIP Mondrian International Value Fund (Service Class): Long-term capital appreciation as measured by the change in the value of fund shares over a period of three years or longer.
•	LVIP Multi-Manager Global Equity Managed Volatility Fund (Service Class): Long-term growth of capital; a fund of funds.
•	LVIP PIMCO Low Duration Bond Fund (Service Class): To seek a high level of current income consistent with preservation of capital.
•	LVIP SSGA Bond Index Fund (Service Class): To match as closely as practicable, before fees and expenses, the performance of the Barclays Capital U.S. Aggregate Index.
•	LVIP SSGA Conservative Index Allocation Fund (Service Class): To seek a high level of current income, with some consideration given to growth of capital; a fund of funds.
•	LVIP SSGA Conservative Structured Allocation Fund (Service Class): A high level of current income, with some consideration given to growth of capital; a fund of funds.
•	LVIP SSGA Developed International 150 Fund (Service Class): To maximize long-term capital appreciation.
•	LVIP SSGA Emerging Markets 100 Fund (Service Class): To maximize long-term capital appreciation.
•	LVIP SSGA Emerging Markets Equity Index Funds (Service Class): A balance between current income and growth of capital, with a greater emphasis on growth of capital.
•	LVIP SSGA Global Tactical Allocation Managed Volatility Fund (Service Class): Long-term growth of capital; a fund of funds.
•	LVIP SSGA International Index Fund (Service Class): To approximate as closely as practicable, before fees and expenses, the performance of a broad market index of non-U.S. foreign securities.
•	LVIP SSGA International Managed Volatility Fund (Service Class): Capital appreciation; a fund of funds.
•	LVIP SSGA Large Cap 100 Fund (Service Class): To maximize long-term capital appreciation.
•	LVIP SSGA Mid-Cap Index Fund (Service Class): To seek to approximate as closely as practicable, before fees and expenses, the performance of a broad market index that emphasizes stocks of mid-sized U.S. companies.
•	LVIP SSGA Moderate Index Allocation Fund (Service Class): To seek a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital; a fund of funds.
•	LVIP SSGA Moderate Structured Allocation Fund (Service Class): A balance between a high level of current income and growth of capital, with an emphasis on growth of capital; a fund of funds.
•	LVIP SSGA Moderately Aggressive Index Allocation Fund (Service Class): To seek a balance between a high level of current income and growth of capital, with an emphasis on growth of capital; a fund of funds.
•	LVIP SSGA Moderately Aggressive Structured Allocation Fund (Service Class): A balance between high level of current income and growth of capital, with a greater emphasis on growth of capital; a fund of funds.
•	LVIP SSGA S&P 500 Index Fund (Service Class): To approximate as closely as practicable, before fees and expenses, the total rate of return of common stocks publicly traded in the United States, as represented by the S&P 500 Index.
•	LVIP SSGA Short-Term Bond Index Fund (Service Class): To provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the short-term U.S. corporate bond market.
•	LVIP SSGA Small-Cap Index Fund (Service Class): To approximate as closely as practicable, before fees and expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small U.S. companies.
•	LVIP SSGA Small-Mid Cap 200 Fund (Service Class): To maximize long-term capital appreciation.
•	LVIP T. Rowe Price Growth Stock Fund (Service Class): Long-term capital growth.
•	LVIP T. Rowe Price Structured Mid-Cap Growth Fund (Service Class): To maximize capital appreciation.
•	LVIP Vanguard Domestic Equity ETF Fund (Service Class): Long-term capital appreciation; a fund of funds.

•	LVIP Vanguard International Equity ETF Fund (Service Class): Long-term capital appreciation; a fund of funds.
•	LVIP U.S. Aggressive Growth Allocation Managed Risk Fund (Service Class): A balance between current income and growth of capital, with a greater emphasis on growth of captial; a fund of funds.
•	LVIP Wellington Capital Growth Fund (Service Class): Capital growth.
•	LVIP Wellington Mid-Cap Value Fund (Service Class): Long-term capital appreciation.
•	LVIP Western Asset Core Bond Fund (Service Class): Maximize total return.
Lord Abbett Series Fund, Inc., advised by Lord, Abbett & Co. LLC
•	Lord Abbett Series Fund Bond Debenture Portfolio (Class VC): To seek high current income and the opportunity for capital appreciation to produce a high total return.
•	Lord Abbett Series Fund Developing Growth Portfolio (Class VC): Long-term growth of capital.
•	Lord Abbett Series Fund Short Duration Income Portfolio (Class VC): To seek high level of income consistent with preservation of capital.
MFS® Variable Insurance Trust, advised by Massachusetts Financial Services Company
•	Growth Series (Service Class): Capital appreciation.
•	Total Return Series (Service Class): Total return.
•	Utilities Series (Service Class): Total return.
MFS® Variable Insurance Trust II, advised by Massachusetts Financial Services Company
•	International Value Portfolio (Service Class): Capital appreciation.
Morgan Stanley Variable Insurance Fund, Inc. (VIF), advised by Morgan Stanley Investment Management, Inc.
•	Morgan Stanley VIF Global Infrastructure Portfolio (Class II): To seek both capital appreciation and current income.
Oppenheimer Variable Account Funds, advised by Oppenheimer Funds, Inc.
•	Oppenheimer International Growth Fund/VA (Service Shares): Capital appreciation.
Subject to shareholder approval, this fund will be reorganized into the Invesco Oppenheimer International Growth Fund on or about May 24, 2019. Consult your registered representative.
•	Oppenheimer Main Street Small Cap Fund®/VA (Service Shares): Capital appreciation.
Subject to shareholder approval, this fund will be reorganized into the Invesco Oppenheimer Main Street Small Cap Fund® on or about May 24, 2019. Consult your registered representative.
PIMCO Variable Insurance Trust, advised by PIMCO
•	PIMCO VIT All Asset All Authority Portfolio (Advisor Class): Maximum real return, consistent with preservation of real capital and prudent investment management; a fund of funds.
Putnam Variable Trust, advised by Putnam Investment Management, LLC
•	Putnam VT George Putnam Balanced Fund (Class IB): Balanced investment composed of a well-diversified portfolio of stocks and bonds which produce both capital growth and current income.
•	Putnam VT Global Health Care Fund (Class IB): Capital appreciation.
•	Putnam VT Income Fund (Class IB): High current income consistent with what the manager believes to be prudent risk.
•	Putnam VT Multi-Asset Absolute Return Fund (Class IB): To seek positive total return.
Rydex Variable Trust, advised by Security Investors, LLC.
•	Guggenheim VT Long Short Equity: Long-term capital appreciation.
•	Guggenheim VT Multi-Hedge Strategies: To seek long-term capital appreciation with less risk than traditional equity funds.
SEI Insurance Products Trust, advised by SEI Investments Management Corporation.
•	SEI VP Market Growth Strategy Fund (Class III): To seek capital appreciation; a fund of funds.
•	SEI VP Market Plus Strategy Fund (Class III): Long-term capital appreciation; a fund of funds.

VanEck VIP Trust, advised by Van Eck Associates Corporation.
•	VanEck VIP Global Hard Assets Fund (Class S Shares): Long-term capital appreciation by investing primarily in hard asset securities; a fund of funds.
Virtus Variable Insurance Trust, advised by Virtus Investment Advisers, Inc.
•	Virtus Newfleet Multi-Sector Intermediate Bond Series (Class A Shares): Long-term total return.
1	Investments in Delaware VIP Series, Delaware Funds, LVIP Delaware Funds or Lincoln Life accounts managed by Macquarie Investment Management Advisers, a series of Macquarie Investments Management Business Trust, are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46008 583 542 and its holding companies, including their subsidiaries or related companies, and are subject to investment risk, including possible delays in prepayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the series or funds or accounts, the repayment of capital from the series or funds or account, or any particular rate of return.
Fund Shares
We will purchase shares of the funds at net asset value and direct them to the appropriate Subaccounts of the VAA. We will redeem sufficient shares of the appropriate funds to pay Annuity Payouts, Death Benefits, surrender/withdrawal proceeds or for other purposes described in the contract. If you want to transfer all or part of your investment from one Subaccount to another, we may redeem shares held in the first Subaccount and purchase shares of the other. Redeemed shares are retired, but they may be reissued later.
Shares of the funds are not sold directly to the general public. They are sold to us, and may be sold to other insurance companies, for investment of the assets of the Subaccounts established by those insurance companies to fund variable annuity and variable life insurance contracts.
When a fund sells any of its shares both to variable annuity and to variable life insurance separate accounts, it is said to engage in mixed funding. When a fund sells any of its shares to separate accounts of unaffiliated life insurance companies, it is said to engage in shared funding.
The funds currently engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interest of various Contractowners participating in a fund could conflict. Each of the fund’s Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. The funds do not foresee any disadvantage to Contractowners arising out of mixed or shared funding. If such a conflict were to occur, one of the separate accounts might withdraw its investment in a fund. This might force a fund to sell portfolio securities at disadvantageous prices. See the prospectuses for the funds.
Reinvestment of Dividends and Capital Gain Distributions
All dividends and capital gain distributions of the funds are automatically reinvested in shares of the distributing funds at their net asset value on the date of distribution. Dividends are not paid out to Contractowners as additional units, but are reflected as changes in unit values.
Addition, Deletion or Substitution of Investments
We reserve the right, within the law, to make certain changes to the structure and operation of the VAA at our discretion and without your consent. We may add, delete, or substitute funds for all Contractowners or only for certain classes of Contractowners. New or substitute funds may have different fees and expenses, and may only be offered to certain classes of Contractowners.
Substitutions may be made with respect to existing investments or the investment of future Purchase Payments, or both. In the event of a substitution, the Contract Value allocated to the existing fund will be allocated to the substitute fund. Any future allocations to the substitute fund will automatically be allocated according to the instructions we have on file for you unless otherwise instructed by you. If we don’t have instructions from you on file, your Purchase Payments will be allocated to the substitute fund.
We may close Subaccounts to allocations of Purchase Payments or Contract Value, or both, at any time in our sole discretion. The funds, which sell their shares to the Subaccounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Subaccounts. In the event of a fund closure, any Contract Value you have invested in the closed fund will remain in that fund until you transfer it elsewhere. Any future allocation to the closed fund will be allocated in accordance with the instructions we have on file for you unless you instruct us otherwise.
In addition, a Subaccount may become unavailable due to the liquidation of its underlying fund portfolio. To the extent permitted by applicable law, upon notice to you and unless you otherwise instruct us, we will re-allocate any Contract Value in the liquidated fund to the money market subaccount or a subaccount investing in another underlying fund portfolio designated by us. Any future allocations to the liquidated fund will automatically be allocated according to the instructions we have on file for you unless you instruct us otherwise.

From time to time, certain of the underlying funds may merge with other funds. If a merger of an underlying fund occurs, the Contract Value allocated to the existing fund will be merged into the surviving underlying fund. Any future allocations to the merged fund will automatically be allocated according to the instructions we have on file for you unless you instruct us otherwise. If we don’t have instructions from you on file, your Purchase Payment will be allocated to the surviving underlying fund.
We may also:
•	remove, combine, or add Subaccounts and make the new Subaccounts available to you at our discretion;
•	transfer assets supporting the contracts from one Subaccount to another or from the VAA to another separate account;
•	combine the VAA with other separate accounts and/or create new separate accounts;
•	deregister the VAA under the 1940 Act; and
•	operate the VAA as a management investment company under the 1940 Act or as any other form permitted by law.
We may modify the provisions of the contracts to reflect changes to the Subaccounts and the VAA and to comply with applicable law. We will not make any changes without any necessary approval by the SEC. We will also provide you written notice.
Charges and Other Deductions
We will deduct the charges described below to cover our costs and expenses, services provided and risks assumed under the contracts. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder.
Our administrative services include:
•	processing applications for and issuing the contracts;
•	processing purchases and redemptions of fund shares as required (including dollar cost averaging, portfolio rebalancing, and automatic withdrawal services – See Additional Services and the SAI for more information on these programs);
•	maintaining records;
•	administering Annuity Payouts;
•	furnishing accounting and valuation services (including the calculation and monitoring of daily Subaccount values);
•	reconciling and depositing cash receipts;
•	providing contract confirmations;
•	providing toll-free inquiry services; and
•	furnishing telephone and other electronic surrenders, withdrawals and fund transfer services.
The risks we assume include:
•	the risk that Annuitants upon which Annuity Payouts are based live longer than we assumed when we calculated our guaranteed rates (these rates are incorporated in the contract and cannot be changed);
•	the risk that more Contractowners than expected will qualify for waivers of the surrender charge;
•	the risk that our costs in providing the services will exceed our revenues from contract charges (which we cannot change).
The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the description of the charge. For example, the surrender charge collected (if applicable) may not fully cover all of the sales and distribution expenses actually incurred by us. Any remaining expenses will be paid from our general account which may consist, among other things, of proceeds derived from mortality and expense risk charges deducted from the account. We may profit from one or more of the fees and charges deducted under the contract. We may use these profits for any corporate purpose, including financing the distribution of the contracts.
Deductions from the VAA
For the base contract, we apply a charge to the average daily net asset value of the Subaccounts based on which contract you choose. Those charges are equal to an annual rate of:

Account Value Death Benefit
B-Share:
Mortality and expense risk charge	0.85%
Administrative charge	0.10%
Total annual charge for each Subaccount	0.95%
C-Share:
Mortality and expense risk charge	1.15%
Administrative charge	0.10%
Total annual charge for each Subaccount	1.25%
Surrender Charge
For B-Share contracts only, a surrender charge applies (except as described below) to surrenders and withdrawals of Purchase Payments that have been invested for the periods indicated below. The surrender charge is calculated separately for each Purchase Payment. The contract anniversary is the annually occurring date beginning with the effective date of the contract. For example, if the effective date of your contract is January 1st, your contract anniversary would be on January 1st of each subsequent year.
	Number of contract anniversaries since Purchase Payment was invested
	0	1	2	3	4	5
Surrender charge as a percentage of the surrendered or withdrawn Purchase Payments	7%	6%	5%	4%	3%	0%
A surrender charge does not apply to:
•	A surrender or withdrawal of a Purchase Payment beyond the fifth anniversary since the Purchase Payment was invested;
•	Withdrawals of Contract Value during a Contract Year to the extent that the total Contract Value withdrawn during the current Contract Year does not exceed the free amount. The free amount is equal to the greater of 10% of the current Contract Value or 10% of the total Purchase Payments (this does not apply upon surrender of the contract);
•	Purchase Payments used in the calculation of the initial benefit payment to be made under an Annuity Payout option, other than the i4LIFE® Advantage option;
•	A surrender or withdrawal of any Purchase Payments, as a result of permanent and total disability of the Contractowner. Permanent and total disability is a disability that prevents the Contractowner from engaging in any occupation for remuneration or profit and which has existed continuously for a period of twelve months and begins prior to the 65th birthday of the disabled Contractowner, provided that written proof of total disability is sent to us at our Servicing Office;
•	A surviving spouse, at the time he or she assumes ownership of the contract as a result of the death of the original owner (however, the surrender charge schedule of the original contract will continue to apply to the spouse's contract);
•	A surrender or withdrawal of any Purchase Payments, as a result of the admittance of the Contractowner to an accredited nursing home or equivalent health care facility, where the admittance into the facility occurs after the effective date of the contract and the owner has been confined for at least 90 consecutive days;
•	A surrender or withdrawal of any Purchase Payments as a result of the diagnosis of a terminal illness of the Contractowner. Diagnosis of a terminal illness must be after the effective date of the contract and results in a life expectancy of less than one year as determined by a qualified professional medical practitioner;
•	A surrender of the contract as a result of the death of the Contractowner or Annuitant;
•	Purchase Payments when used in the calculation of the initial Account Value under the i4LIFE® Advantage option;
•	Regular Income Payments made under i4LIFE® Advantage or periodic payments made under any Annuity Payout option made available by us.
For purposes of calculating the surrender charge on withdrawals, we assume that:
1.	The free amount will be withdrawn from Purchase Payments on a first in-first out (“FIFO”) basis.
2.	Prior to the fifth anniversary of the contract, any amount withdrawn above the free amount during a Contract Year will be withdrawn in the following order:
•	from Purchase Payments (on a FIFO basis) until exhausted; then
•	from earnings until exhausted.
3.	On or after the fifth anniversary of the contract, any amount withdrawn above the free amount during a Contract Year will be withdrawn in the following order:
•	from Purchase Payments (on a FIFO basis) to which a surrender charge no longer applies until exhausted; then

•	from earnings and Large Account Credits, if any, until exhausted; then
•	from Purchase Payments (on a FIFO basis) to which a surrender charge still applies until exhausted.
We apply the surrender charge as a percentage of Purchase Payments, which means that you would pay the same surrender charge at the time of surrender regardless of whether your Contract Value has increased or decreased. The surrender charge is calculated separately for each Purchase Payment. The surrender charges associated with surrender or withdrawal are paid to us to compensate us for the loss we experience on contract distribution costs when Contractowners surrender or withdraw before distribution costs have been recovered.
There are charges associated with surrender of a contract or withdrawal of Contract Value. You may specify whether these charges are deducted from the amount you request to be withdrawn or from the remaining Contract Value. If the charges are deducted from the remaining Contract Value, the amount of the total withdrawal will increase according to the impact of the applicable surrender charge percentage; consequently, the dollar amount of the surrender charge associated with the withdrawal will also increase. In other words, the dollar amount deducted to cover the surrender charge is also subject to a surrender charge.
If the Contractowner is a corporation or other non-individual (non-natural person), the Annuitant or joint Annuitant will be considered the Contractowner or joint owner for purposes of determining when a surrender charge does not apply.
Account Fee
During the accumulation period, we will deduct an account fee of $35 from the Contract Value on each contract anniversary to compensate us for the administrative services provided to you; this account fee will also be deducted from the Contract Value upon surrender. The account fee will be waived after the fifteenth Contract Year. The account fee will be waived for any contract with a Contract Value that is equal to or greater than $100,000 on the contract anniversary (or date of surrender).
Rider Charge
i4LIFE® Advantage Charge. While this rider is in effect, there is a daily charge for i4LIFE® Advantage that is based on your Account Value. The initial Account Value is your Contract Value on the Valuation Date i4LIFE® Advantage becomes effective, less any applicable premium taxes. During the Access Period, your Account Value equals the total value of all of the Contractowner's Accumulation Units plus the Contractowner's value in the fixed account, and will be reduced by Regular Income Payments made as well as any withdrawals.
The annual i4LIFE® Advantage charge rate is:
	B-Share	C-Share
Account Value Death Benefit	1.35%	1.65%
During the Lifetime Income Period, the rate for B-Share contracts is 1.35% and the rate for C-Share contracts is 1.50%. This rate consists of a mortality and expense risk and administrative charge. These charge rates replace the Separate Account Annual Expenses for the base contract. If your Contract Value had reached the $250,000 ($1 million for contracts purchased prior to April 22, 2019) threshold immediately prior to the beginning of the Lifetime Income Period under i4LIFE® Advantage, this charge will be reduced by 0.10% (B-Share contracts) or 0.15% (C-Share contracts) during the Lifetime Income Period. i4LIFE® Advantage and the charge will begin on the Periodic Income Commencement Date which is the Valuation Date on which the Regular Income Payment is determined and the beginning of the Access Period. Refer to the i4LIFE® Advantage section for explanations of the Account Value, the Access Period, the Lifetime Income Period, and the Periodic Income Commencement Date.
Deductions for Premium Taxes
Any premium tax or other tax levied by any governmental entity as a result of the existence of the contracts or the VAA will be deducted from the Contract Value, unless the governmental entity dictates otherwise, when incurred, or at another time of our choosing.
The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation or by judicial action. These premium tax rates generally depend upon the law of your state of residence. The tax rates range from zero to 5%. Currently, there is no premium tax levied for New York residents.
Other Charges and Deductions
The mortality and expense risk and administrative charge of 0.95% for B-Share contracts or 1.10% for C-Share contracts of the value in the VAA will be assessed on all variable Annuity Payouts (except for i4LIFE® Advantage, which has a different charge), including options that may be offered that do not have a life contingency and therefore no mortality risk. This charge covers the expense risk and administrative services listed previously in this prospectus. The expense risk is the risk that our costs in providing the services will exceed our revenues from contract charges. If your Contract Value had reached the $250,000 threshold ($1 million for contracts purchased prior to April 22, 2019) immediately prior to the Annuity Commencement Date, or prior to the Lifetime Income Period under i4LIFE® Advantage, this charge will be reduced by 0.10% for B-Share contracts; 0.15% for C-Share contracts.
There are additional deductions from and expenses paid out of the assets of the underlying funds that are more fully described in the prospectuses for the funds. Among these deductions and expenses are 12b-1 fees which reimburse us or an affiliate for certain expenses incurred in connection with certain administrative and distribution support services provided to the funds.
Additional Information
The charges described previously may be reduced or eliminated for any particular contract. However, these reductions may be available only to the extent that we anticipate lower distribution and/or administrative expenses, or that we perform fewer sales or administrative services than those originally contemplated in establishing the level of those charges, or when required by law. Lower distribution and administrative expenses may be the result of economies associated with:
•	the use of mass enrollment procedures,
•	the performance of administrative or sales functions by the employer,
•	the use by an employer of automated techniques in submitting deposits or information related to deposits on behalf of its employees, or
•	any other circumstances which reduce distribution or administrative expenses.
The exact amount of charges and fees applicable to a particular contract will be stated in that contract.
The Contracts
Contracts Offered in this Prospectus
This prospectus describes two separate annuity contracts:
•	Lincoln Investor Advantage® B-Share
•	Lincoln Investor Advantage® C-Share
Each contract offers you the Account Value Death Benefit, i4LIFE® Advantage and any of the payout options described in this prospectus. Each contract has its own mortality and expense risk charge and if applicable, surrender charge schedule. In deciding what contract to purchase, you should consider the amount of mortality and expense risk and surrender charges you are willing to bear relative to your needs. In deciding whether to purchase an optional benefit, you should consider the desirability of the benefit relative to its additional cost and to your needs.
Optional benefits are described later in this prospectus. You should check with your registered representative regarding availability.
Lincoln Investor Advantage® B-Share
The B-Share annuity contract has a total mortality and expense risk and administrative charge of 0.95% and a Large Account Credit of 0.10%. It has a declining five-year surrender charge on each Purchase Payment. i4LIFE® Advantage is available for an additional charge.
Lincoln Investor Advantage® C-Share
The C-Share annuity contract has a total mortality and expense risk and administrative charge of 1.25% and a Large Account Credit of 0.15%. The surrender charge does not apply to the C-Share contract. The DCA fixed account is not available on the C-Share contract. i4LIFE® Advantage is available for an additional charge.
Since the B-Share contract has a surrender charge period, it offers less liquidity than the C-Share contract. The C-Share contract has no surrender charge, and offers greater liquidity than the B-Share contract, but has a higher mortality and expense risk and administrative charge. The B-Share contract may be more appropriate for someone with a longer investment time horizon, who does not intend to withdraw Contract Value in excess of the free withdrawal amount during the surrender charge period, and who seeks a lower cost contract. The C-Share contract may be more appropriate for someone who may want to withdraw Contract Value in excess of the free withdrawal amount soon after purchasing the contract, and is willing to pay a higher mortality and expense risk charge.
Determination of the appropriate balance between accessing your Contract Value and the impact of the separate account charge on your Contract Value are important factors to consider. You should consider discussing the benefits and costs of the different share classes with your registered representative.
Purchase of Contracts
If you wish to purchase a contract, you must apply for it through a registered representative authorized by us. The completed application is sent to us and we decide whether to accept or reject it. If the application is accepted, a contract is prepared and executed by our legally authorized officers. The contract is then sent to you either directly or through your registered representative. See Distribution of the Contracts. The purchase of multiple contracts with identical Contractowners, Annuitants and Beneficiaries will be allowed only upon Servicing Office approval.
When a completed application and all other information necessary for processing a purchase order is received in Good Order at our Servicing Office, an initial Purchase Payment will be priced no later than two business days after we receive the order. If you submit your application and/or initial Purchase Payment to your registered representative, we will not begin processing your purchase order until we receive the application and initial Purchase Payment from your registered representative’s broker-dealer. While attempting to finish an incomplete application, we may hold the initial Purchase Payment for no more than five business days unless we receive your consent to our retaining the payment until the application is completed. If the incomplete application cannot be completed within those five days and we have not received your consent, you will be informed of the reasons, and the Purchase Payment will be returned immediately. Once the application is complete, we will allocate your initial Purchase Payment within two business days.
Who Can Invest
To apply for a contract, you must be of legal age in a state where the contracts may be lawfully sold and also be eligible to participate in any of the qualified or nonqualified plans for which the contracts are designed. At the time of issue, the Contractowner, joint owner and Annuitant must be under age 86 (or for C-Share nonqualified contracts only, under age 90, subject to additional terms and limitations and Servicing Office approval). Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account in an effort to help the government fight the funding of terrorism and money laundering activities. When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. We may also ask to see your driver's license, photo i.d. or other identifying documents.
In accordance with anti-money laundering laws and federal economic sanction policy, the Company may be required in a given instance to reject a Purchase Payment and/or freeze a Contractowner’s account. This means we could refuse to honor requests for transfers, withdrawals, surrenders or Death Benefits. Once frozen, monies would be moved from the VAA and fixed account, if any, to an interest-bearing account maintained solely for the Contractowner, and held in that account until instructions are received from the appropriate regulator.
Do not purchase this contract if you plan to use it, or any of its riders, for speculation, arbitrage, viatical arrangement, or other similar investment scheme. The contract may not be resold, traded on any stock exchange, or sold on any secondary market.
If you are purchasing the contract through a tax-favored arrangement, including traditional IRAs and Roth IRAs, you should consider carefully the costs and benefits of the contract (including annuity income benefits) before purchasing the contract, since the tax-favored arrangement itself provides tax-deferred growth.
Replacement of Existing Insurance
Careful consideration should be given prior to surrendering or withdrawing money from an existing insurance contract to purchase a contract described in this prospectus. Surrender charges may be imposed on your existing contract and/or a new surrender charge period may be imposed with the purchase of, or transfer into, this contract. The benefits offered under this contract may be less favorable or more favorable than the benefits offered under your current contract. It also may have different charges. You should also consult with your registered representative and/or your tax advisor prior to making an exchange. Cash surrenders from an existing contract may be subject to tax and tax penalties.
Purchase Payments
You may make Purchase Payments to the contract at any time, prior to the Annuity Commencement Date, subject to certain conditions. You are not required to make any additional Purchase Payments after the initial Purchase Payment. The minimum initial Purchase Payment is $10,000. The minimum initial Contract Value for nonqualified C-Share contracts where i4LIFE® Advantage is elected, and where the Contractowner, joint owner and Annuitant are ages 86 to 89 (subject to additional terms and limitations and Servicing Office approval) is $50,000. The minimum annual amount for additional Purchase Payments is $300. Please check with your registered representative about making additional Purchase Payments. The minimum payment to the contract at any one time must be at least $100 ($25 if transmitted electronically). If a Purchase Payment is submitted that does not meet the minimum amount, we will contact you to ask whether additional money will be sent, or whether we should return the Purchase Payment to you.
Purchase Payments totaling $5 million or more are subject to Servicing Office approval, and Purchase Payments totaling more than $10 million will not be accepted. These amounts take into consideration the total Purchase Payments for all existing Lincoln Investor Advantage® contracts for the same Contractowner, joint owner, and/or Annuitant. We may surrender your contract in accordance with New York law, if your Contract Value drops below $2,000 for any reason, including if your Contract Value drops due to the performance of the Subaccounts you selected. Purchase Payments may be made or, if stopped, resumed at any time until the Annuity Commencement Date, the surrender of the contract, or the death of the Contractowner, whichever comes first.
In addition to the specific Purchase Payment restrictions and limitations immediately above, upon advance written notice, we reserve the right to further limit, restrict, or suspend Purchase Payments made to the contract.

These restrictions and limitations will limit your ability to increase your Contract Value (or Account Value under i4LIFE® Advantage) by making additional Purchase Payments to the contract. You should carefully consider these limitations and restrictions, and any other limitations and restrictions of the contract, and how they may impact your long-term investment plans, especially if you intend to increase Contract Value (or Account Value under i4LIFE® Advantage) by making additional Purchase Payments over a long period of time.
Large Account Credit
Contractowners will receive a Large Account Credit when your Contract Value reaches a threshold of $250,000 ($1 million for contracts purchased prior to April 22, 2019). During the first Contract Year, the Large Account Credit will apply if either the cumulative Purchase Payments (decreased by withdrawals taken since the contract effective date or Regular Income Payments under i4LIFE® Advantage) or the Contract Value (or Account Value under i4LIFE® Advantage) is equal to or greater than $250,000 ($1 million for contracts purchased prior to April 22, 2019) on the quarterly Valuation Date. The amount of the Large Account Credit during the first Contract Year will be calculated by multiplying the greater of: 1) the amount of cumulative Purchase Payments (less any withdrawals since the contract effective date or Regular Income Payments under i4LIFE® Advantage); or 2) the value of the Subaccounts at the time of the credit, by 0.10% (0.0250% quarterly) for B-Share contracts; 0.15% (0.0375% quarterly) for C-Share contracts.
After the first Contract Year anniversary, the Large Account Credit will apply if the Contract Value (or Account Value under i4LIFE® Advantage) equals or exceeds $250,000 ($1 million for contracts purchased prior to April 22, 2019) on the quarterly Valuation Date. The amount of the Large Account Credit will be calculated by multiplying the value of the Subaccounts at the time of the credit by 0.10% (0.0250% quarterly) for B-Share contracts; 0.15% (0.0375% quarterly) for C-Share contracts.
The Large Account Credit will be allocated to the Subaccounts in proportion to the Contract Value (or Account Value under i4LIFE® Advantage) in each variable Subaccount on the quarterly Valuation Date. There is no additional charge to receive this Large Account Credit, and in no case will the Large Account Credit be less than zero. The amount of any Large Account Credit received will be noted on your quarterly statement. Confirmation statements for each individual transaction will not be issued. Large Account Credits are not considered Purchase Payments.
The Large Account Credit will end on the Annuity Commencement Date or when the Lifetime Income Period begins under i4LIFE® Advantage.
Valuation Date
Accumulation and Annuity Units will be valued once daily at the close of trading (normally, 4:00 p.m., New York time) on each day the New York Stock Exchange is open (Valuation Date). On any date other than a Valuation Date, the Accumulation Unit value and the Annuity Unit value will not change.
Allocation of Purchase Payments
Purchase Payments allocated to the variable side of the contract are placed into the VAA’s Subaccounts, according to your instructions. You may also allocate Purchase Payments to the fixed account, if available.
The minimum amount of any Purchase Payment which can be put into any one Subaccount is $20.
Purchase Payments received from you or your broker-dealer in Good Order at our Servicing Office prior to the close of the New York Stock Exchange (normally 4:00 p.m., New York time), will be processed using the Accumulation Unit value computed on that Valuation Date. Purchase Payments received in Good Order after market close will be processed using the Accumulation Unit value computed on the next Valuation Date. Purchase Payments submitted to your registered representative will generally not be processed by us until they are received from your registered representative’s broker-dealer. If your broker-dealer submits your Purchase Payment to us through the Depository Trust and Clearing Corporation (DTCC) or, pursuant to terms agreeable to us, uses a proprietary order placement system to submit your Purchase Payment to us, and your Purchase Payment was placed with your broker-dealer prior to market close, then we will use the Accumulation Unit value computed on that Valuation Date when processing your Purchase Payment. Purchase Payments placed with your broker-dealer after market close will be processed using the Accumulation Unit value computed on the next Valuation Date. There may be circumstances under which the New York Stock Exchange may close early (prior to 4:00 p.m., New York time). In such instances, Purchase Payments received after such early market close will be processed using the Accumulation Unit value computed on the next Valuation Date.
The number of Accumulation Units determined in this way is not impacted by any subsequent change in the value of an Accumulation Unit. However, the dollar value of an Accumulation Unit will vary depending not only upon how well the underlying fund’s investments perform, but also upon the expenses of the VAA and the underlying funds.
Valuation of Accumulation Units
Purchase Payments allocated to the VAA are converted into Accumulation Units. This is done by dividing the amount allocated by the value of an Accumulation Unit for the Valuation Period during which the Purchase Payments are allocated to the VAA. The Accumulation Unit value for each Subaccount was or will be established at the inception of the Subaccount. It may increase or decrease from

Valuation Period to Valuation Period. Accumulation Unit values are affected by investment performance of the funds, fund expenses, and the contract charges. The Accumulation Unit value for a Subaccount for a later Valuation Period is determined as follows:
1.	The total value of the fund shares held in the Subaccount is calculated by multiplying the number of fund shares owned by the Subaccount at the beginning of the Valuation Period by the net asset value per share of the fund at the end of the Valuation Period, and adding any dividend or other distribution of the fund if an ex-dividend date occurs during the Valuation Period; minus
2.	The liabilities of the Subaccount at the end of the Valuation Period; these liabilities include daily charges imposed on the Subaccount, and may include a charge or credit with respect to any taxes paid or reserved for by us that we determine result from the operations of the VAA; and
3.	The result is divided by the number of Subaccount units outstanding at the beginning of the Valuation Period.
The daily charges imposed on a Subaccount for any Valuation Period are equal to the daily mortality and expense risk charge and the daily administrative charge multiplied by the number of calendar days in the Valuation Period. Contracts with different features have different daily charges, and therefore, will have different corresponding Accumulation Unit values on any given day. In certain circumstances (for example, when separate account assets are less than $1,000), and when permitted by law, it may be prudent for us to use a different standard industry method for this calculation, called the Net Investment Factor method. We will achieve substantially the same result using either method.
Transfers On or Before the Annuity Commencement Date
After the first 30 days from the effective date of your contract, you may transfer all or a portion of your investment from one Subaccount to another. A transfer among Subaccounts involves the surrender of Accumulation Units in one Subaccount and the purchase of Accumulation Units in the other Subaccount. A transfer will be done using the respective Accumulation Unit values determined at the end of the Valuation Date on which the transfer request is received.
Transfers (among the Subaccounts and as permitted between the variable and fixed accounts) are limited to 12 per Contract Year unless otherwise authorized by us. Currently there is no charge for a transfer. However, we reserve the right to impose a charge in the future of up to $25 per transfer, for transfers after the first 12 within a Contract Year. This limit does not apply to transfers made under the automatic transfer programs of dollar cost averaging or portfolio rebalancing programs elected on forms available from us. See Additional Services and the SAI for more information on these programs. These transfer rights and restrictions also apply during the i4LIFE® Advantage Access Period (the time period during which you may make withdrawals from the i4LIFE® Advantage Account Value). See i4LIFE® Advantage.
The minimum amount which may be transferred between Subaccounts is $300 (or the entire amount in the Subaccount, if less than $300). If the transfer from a Subaccount would leave you with less than $300 in the Subaccount, we may transfer the total balance of the Subaccount.
A transfer request may be made to our Servicing Office in writing or by fax. A transfer request may also be made by telephone or other electronic means, provided the appropriate authorization is on file with us. Our address, telephone number, and Internet address are on the first page of this prospectus. Requests for transfers will be processed on the Valuation Date that they are received when they are received in Good Order at our Servicing Office before the close of the New York Stock Exchange (normally 4:00 p.m., New York time). If we receive a transfer request in Good Order after market close, we will process the request using the Accumulation Unit value computed on the next Valuation Date.
There may be circumstances under which the New York Stock Exchange may close early (prior to 4:00 p.m., New York time). In such instances transfers received after such early market close will be processed using the Accumulation Unit value computed on the next Valuation Date.
We may defer or reject a transfer request that is subject to a restriction imposed by an underlying fund.
After the first 30 days from the effective date of your contract, if your contract offers a fixed account, you may also transfer all or any part of the Contract Value from the Subaccount(s) to the fixed side of the contract, except during periods when (if permitted by your contract) we have discontinued accepting transfers into the fixed side of the contract. The minimum amount which can be transferred to a fixed account is $2,000 or the total amount in the Subaccount if less than $2,000. However, if a transfer from a Subaccount would leave you with less than $300 in the Subaccount, we may transfer the total amount to the fixed side of the contract.
You may also transfer part of the Contract Value from a fixed account to the Subaccount(s) subject to the following restrictions:
•	total fixed account transfers are limited to 25% of the value of that fixed account in any 12-month period; and
•	the minimum amount that can be transferred is $300 or, if less, the amount in the fixed account.
Because of these restrictions, it may take several years to transfer all of the Contract Value in the fixed accounts to the Subaccounts. You should carefully consider whether the fixed account meets your investment criteria.
Transfers may be delayed as permitted by the 1940 Act. See Delay of Payments.

Telephone and Electronic Transactions
A surrender, withdrawal, or transfer request may be made to our Servicing Office in writing or by fax. These transactions may also be made by telephone or other electronic means, provided the appropriate authorization is on file with us. In order to prevent unauthorized or fraudulent transfers, we may require certain identifying information before we will act upon instructions. We may also assign the Contractowner a Personal Identification Number (PIN) to serve as identification. We will not be liable for following instructions we reasonably believe are genuine. Telephone and other electronic requests will be recorded and written confirmation of all transactions will be mailed to the Contractowner on the next Valuation Date.
Please note that the telephone and/or electronic devices may not always be available. Any telephone, fax machine or other electronic device, whether it is yours, your service provider’s, or your agent’s, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your request by writing to our Servicing Office.
Market Timing
Frequent, large, or short-term transfers among Subaccounts and the fixed account, such as those associated with “market timing” transactions, can affect the funds and their investment returns. Such transfers may dilute the value of the fund shares, interfere with the efficient management of the fund's portfolio, and increase brokerage and administrative costs of the funds. As an effort to protect our Contractowners and the funds from potentially harmful trading activity, we utilize certain market timing policies and procedures (the “Market Timing Procedures”). Our Market Timing Procedures are designed to detect and prevent such transfer activity among the Subaccounts and the fixed account that may affect other Contractowners or fund shareholders.
In addition, the funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the funds describe any such policies and procedures, which may be more or less restrictive than the frequent trading policies and procedures of other funds and the Market Timing Procedures we have adopted to discourage frequent transfers among Subaccounts. While we reserve the right to enforce these policies and procedures, Contractowners and other persons with interests under the contracts should be aware that we may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the funds. However, under SEC rules, we are required to: (1) enter into a written agreement with each fund or its principal underwriter that obligates us to provide to the fund promptly upon request certain information about the trading activity of individual Contractowners, and (2) execute instructions from the fund to restrict or prohibit further purchases or transfers by specific Contractowners who violate the excessive trading policies established by the fund.
You should be aware that the purchase and redemption orders received by the funds generally are “omnibus” orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance contracts. The omnibus nature of these orders may limit the funds’ ability to apply their respective disruptive trading policies and procedures. We cannot guarantee that the funds (and thus our Contractowners) will not be harmed by transfer activity relating to the retirement plans and/or other insurance companies that may invest in the funds. In addition, if a fund believes that an omnibus order we submit may reflect one or more transfer requests from Contractowners engaged in disruptive trading activity, the fund may reject the entire omnibus order.
Our Market Timing Procedures detect potential “market timers” by examining the number of transfers made by Contractowners within given periods of time. In addition, managers of the funds might contact us if they believe or suspect that there is market timing. If requested by a fund company, we may vary our Market Timing Procedures from Subaccount to Subaccount to comply with specific fund policies and procedures.
We may increase our monitoring of Contractowners who we have previously identified as market timers. When applying the parameters used to detect market timers, we will consider multiple contracts owned by the same Contractowner if that Contractowner has been identified as a market timer. For each Contractowner, we will investigate the transfer patterns that meet the parameters being used to detect potential market timers. We will also investigate any patterns of trading behavior identified by the funds that may not have been captured by our Market Timing Procedures.
Once a Contractowner has been identified as a market timer under our Market Timing Procedures, we will notify the Contractowner in writing that future transfers (among the Subaccounts and/or the fixed account) will be temporarily permitted to be made only by original signature sent to us by U.S. mail, first-class delivery for the remainder of the Contract Year (or calendar year if the contract is an individual contract that was sold in connection with an employer sponsored plan). Overnight delivery or electronic instructions (which may include telephone, facsimile, or Internet instructions) submitted during this period will not be accepted. If overnight delivery or electronic instructions are inadvertently accepted from a Contractowner that has been identified as a market timer, upon discovery, we will reverse the transaction within 1 or 2 business days. We will impose this “original signature” restriction on that Contractowner even if we cannot identify, in the particular circumstances, any harmful effect from that Contractowner's particular transfers.

Contractowners seeking to engage in frequent, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. Our ability to detect such transfer activity may be limited by operational systems and technological limitations. The identification of Contractowners determined to be engaged in such transfer activity that may adversely affect other Contractowners or fund shareholders involves judgments that are inherently subjective. We cannot guarantee that our Market Timing Procedures will detect every potential market timer. If we are unable to detect market timers, you may experience dilution in the value of your fund shares and increased brokerage and administrative costs in the funds. This may result in lower long-term returns for your investments.
Our Market Timing Procedures are applied consistently to all Contractowners. An exception for any Contractowner will be made only in the event we are required to do so by a court of law. In addition, certain funds available as investment options in your contract may also be available as investment options for owners of other, older life insurance policies issued by us. Some of these older life insurance policies do not provide a contractual basis for us to restrict or refuse transfers which are suspected to be market timing activity. In addition, because other insurance companies and/or retirement plans may invest in the funds, we cannot guarantee that the funds will not suffer harm from frequent, large, or short-term transfer activity among Subaccounts and the fixed accounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.
In our sole discretion, we may revise our Market Timing Procedures at any time without prior notice as necessary to better detect and deter frequent, large, or short-term transfer activity to comply with state or federal regulatory requirements, and/or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). If we modify our Market Timing Procedures, they will be applied uniformly to all Contractowners or as applicable to all Contractowners investing in underlying funds.
Some of the funds have reserved the right to temporarily or permanently refuse payments or transfer requests from us if, in the judgment of the fund’s investment adviser, the fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. To the extent permitted by applicable law, we reserve the right to defer or reject a transfer request at any time that we are unable to purchase or redeem shares of any of the funds available through the VAA, including any refusal or restriction on purchases or redemptions of the fund shares as a result of the funds' own policies and procedures on market timing activities. If a fund refuses to accept a transfer request we have already processed, we will reverse the transaction within 1 or 2 business days. We will notify you in writing if we have reversed, restricted or refused any of your transfer requests. Some funds also may impose redemption fees on short-term trading (i.e., redemptions of mutual fund shares within a certain number of business days after purchase). We reserve the right to administer and collect any such redemption fees on behalf of the funds. You should read the prospectuses of the funds for more details on their redemption fees and their ability to refuse or restrict purchases or redemptions of their shares.
Transfers After the Annuity Commencement Date
You may transfer all or a portion of your investment in one Subaccount to another Subaccount or to the fixed side of the contract, as permitted under your contract. Those transfers will be limited to three times per Contract Year. You may also transfer from a variable Annuity Payout to a fixed Annuity Payout. You may not transfer from a fixed Annuity Payout to a variable Annuity Payout. Once elected, the fixed Annuity Payout is irrevocable.
These provisions also apply during the i4LIFE® Advantage Lifetime Income Period. See i4LIFE® Advantage.
Ownership
The Contractowner on the date of issue will be the person or entity designated in the contract specifications. The Contractowner of a nonqualified contract may name a joint owner.
As Contractowner, you have all rights under the contract. According to New York law, the assets of the VAA are held for the exclusive benefit of all Contractowners and their designated Beneficiaries; and the assets of the VAA are not chargeable with liabilities arising from any other business that we may conduct. We reserve the right to approve all ownership and Annuitant changes. Nonqualified contracts may not be sold, discounted, or pledged as collateral for a loan or for any other purpose. Qualified contracts are not transferable unless allowed under applicable law. Assignments may have an adverse impact on your Death Benefits. We assume no responsibility for the validity or effect of any assignment. Consult your tax advisor about the tax consequences of an assignment.
Joint Ownership
If a contract has joint owners, the joint owners shall be treated as having equal undivided interests in the contract. Either owner, independently of the other, may exercise any ownership rights in this contract. Not more than two owners (an owner and joint owner) may be named and contingent owners are not permitted.
Annuitant
The following rules apply prior to the Annuity Commencement Date. You may name only one Annuitant (unless you are a tax-exempt entity, then you can name two joint Annuitants). You (if the Contractowner is a natural person) have the right to change the Annuitant at any time by notifying us in writing of the change. However, we reserve the right to approve all Annuitant changes. This may not be allowed if certain riders are in effect. The new Annuitant must be under age 86 (or for C-Share nonqualified contracts only, under age

90) as of the effective date of the change. A contingent Annuitant may be named or changed by notifying us in writing. Contingent Annuitants are not allowed on contracts owned by non-natural owners. On or after the Annuity Commencement Date, the Annuitant or joint Annuitants may not be changed and contingent Annuitant designations are no longer applicable.
Surrenders and Withdrawals
Before the Annuity Commencement Date, we will allow the surrender of the contract or a withdrawal of the Contract Value upon your written request on an approved Lincoln distribution request form (available from the Servicing Office), fax, or other electronic means. Withdrawal requests may be made by telephone or our website, subject to certain restrictions. All surrenders and withdrawals may be made in accordance with the rules discussed below. Surrender or withdrawal rights after the Annuity Commencement Date depend on the Annuity Payout option selected.
The amount available upon surrender/withdrawal is the Contract Value less any applicable charges, fees, and taxes at the end of the Valuation Period during which the written request for surrender/withdrawal is received in Good Order at the Servicing Office. If we receive a surrender or withdrawal request in Good Order at our Servicing Office before the close of the NYSE (normally 4:00 p.m., New York time), we will process the request using the Accumulation Unit value computed on that Valuation Date. If we receive a surrender or withdrawal request in Good Order at our Servicing Office after market close, we will process the request using the Accumulation Unit value computed on the next Valuation Date. There may be circumstances under which the NYSE may close early (prior to 4:00 p.m., New York time). In such instances, surrender or withdrawal requests received after such early market close will be processed using the Accumulation Unit value computed on the next Valuation Date. The minimum amount which can be withdrawn is $300. Unless a request for withdrawal specifies otherwise, withdrawals will be made from all Subaccounts within the VAA and from the fixed account in the same proportion that the amount of withdrawal bears to the total Contract Value. Unless prohibited, surrender/withdrawal payments will be mailed within seven days after we receive a valid written request at the Servicing Office. The payment may be postponed as permitted by the 1940 Act.
There may be charges associated with surrender of a contract or withdrawal of Contract Value. You may specify whether these charges are deducted from the amount you request to be withdrawn or from the remaining Contract Value. If the charges are deducted from the remaining Contract Value, the amount of the total withdrawal will increase according to the impact of the applicable surrender charge percentage; consequently, the dollar amount of the surrender charge associated with the withdrawal will also increase. In other words, the dollar amount deducted to cover the surrender charge is also subject to a surrender charge.
The tax consequences of a surrender/withdrawal are discussed later in this prospectus. See Federal Tax Matters – Taxation of Withdrawals and Surrenders.
Additional Services
These additional services are available to you under your contract: dollar-cost averaging (DCA), automatic withdrawal service (AWS), and portfolio rebalancing. Currently, there is no charge for these services. However, we reserve the right to impose one after appropriate notice to Contractowners. In order to take advantage of one of these services, you will need to complete the appropriate election form that is available from our Servicing Office or call 1-888-868-2583. These services will stop once we are notified of a pending death claim. For further detailed information on these services, please see Additional Services in the SAI.
Dollar-Cost Averaging. Dollar-cost averaging allows you to transfer amounts from the DCA fixed account, if available, or certain Subaccounts into the Subaccounts on a monthly basis or in accordance with other terms we make available.
You may elect to participate in the DCA program at the time of application or at any time before the Annuity Commencement Date by completing our election form by calling our Servicing Office, or by other electronic means. The minimum amount to be dollar cost averaged (DCA'd) is $1,500 over time any period between six and 60 months. We may offer different time periods for new Purchase Payments and for transfers of Contract Value. Once elected, the program will remain in effect until the earlier of:
•	the Annuity Commencement Date;
•	the value of the amount being DCA'd is depleted; or
•	you cancel the program by written request or by telephone if we have your telephone authorization on file.
We reserve the right to restrict access to this program at any time.
A transfer made as part of this program is not considered a transfer for purposes of limiting the number of transfers that may be made, or assessing any charges which may apply to transfers. Upon receipt of an additional Purchase Payment allocated to the DCA fixed account, the existing program duration will be extended to reflect the end date of the new DCA program. However, the existing interest crediting rate will not be extended. The existing interest crediting rate will expire at its originally scheduled expiration date and the value remaining in the DCA account from the original amount as well as any additional Purchase Payments will be credited with interest at the standard DCA rate at the time. If you cancel the DCA program, your remaining Contract Value in the DCA program will be allocated to the Subaccounts according to your allocation instructions. We reserve the right to discontinue or modify this program at any time. If you have chosen DCA from one of the Subaccounts, only the amount allocated to be DCA’d will be transferred. Investment gain, if any, will remain in that Subaccount unless you reallocate it to one of the other Subaccounts. DCA does not assure a profit or protect against loss.
Automatic Withdrawal Service. The automatic withdrawal service (AWS) provides for an automatic periodic withdrawal of your Contract Value. Withdrawals under AWS are subject to applicable surrender charges. See Charges and Other Deductions – Surrender Charge. Withdrawals under AWS will be noted on your quarterly statement. Confirmation statements for each individual withdrawal will not be issued. AWS is available for amounts allocated to the fixed account.
Portfolio Rebalancing. Portfolio rebalancing is an option that restores to a pre-determined level the percentage of Contract Value allocated to each Subaccount. The rebalancing may take place monthly, quarterly, semi-annually or annually. Rebalancing events will be noted on your quarterly statement. Confirmation statements for each individual rebalancing event will not be issued. The fixed account is not available for portfolio rebalancing.
Only one of these additional services (DCA and portfolio rebalancing) may be used at one time. For example, you cannot have DCA and portfolio rebalancing running simultaneously. We reserve the right to discontinue any or all of these administrative services at any time.
Asset Allocation Models
You may allocate your Purchase Payments amount a group of Subaccounts within an asset allocation model. Each model invests different percentages of Contract Value in some or all of the Subaccounts currently available within your annuity contract. If you select an asset allocation model, 100% of your Contract Value (and any additional Purchase Payments you make) will be allocated among certain Subaccounts in accordance with the model’s asset allocation strategy. You may not make transfers among the Subaccounts. We will proportionately deduct any withdrawals you make from the Subaccounts in the asset allocation model. You may only choose one asset allocation model at a time, though you many change to a different asset allocation model available in the contract at any time.
Your registered representative may discuss asset allocation models with you to assist in deciding to allocate your Purchase Payments among the various Subaccounts and/or the fixed account. You should consult with your registered representative whether a model is appropriate for you. Each of the asset allocation models seeks to meet its investment objective while avoiding excessive risk. The models also strive to achieve diversification among asset classes in order to help provide returns commensurate with a given level of risk over the long-term. There can be no assurance, however, that any of the asset allocation models will achieve its investment objective. If you are seeking a more aggressive strategy, these models are probably no appropriate for you.
The asset allocation models are intended to provide a diversified investment portfolio by combining different asset claims to help it reach its stated investment goal. While diversification may help reduce overall risk, it does not eliminate the risk of losses and it does not protect against losses in a declining market.
In order to maintain the model’s specified Subaccount allocation percentages, you agree to be automatically enrolled in the portfolio rebalancing option and you thereby authorize us to automatically rebalance your Contract Value on a quarterly basis based upon your allocation instructions in effect at the time of the rebalancing. Confirmation of the rebalancing will appear on your quarterly statement. We reserve the right to change the rebalancing frequency at any time, in our sole discretion, but will not make changes more than once per calendar year. You will be notified at least 30 days prior to the date of any change in frequency.
The models are static asset allocation models. This means that they have fixed allocations made up of underlying funds that are offered within your contract and the percentage allocations will not change over time. Once you have selected an asset allocation model, we will not make any changes to the fund allocations within the model except for the rebalancing described above. If you wish to change your fund allocations either to new funds or to a different model, you must submit new allocation instructions to us. You may terminate at any time. There is no charge form Lincoln for participating in a model.
The models were designed and prepared by Lincoln Investment Advisors Corp. (LIAC), which is an affiliate of ours, for use by Lincoln Financial Distributors, Inc. (LFD), the principal underwriter of the contracts. LFD provides models to broker-dealers who may offer the models to their own clients. In making these models and Subaccounts available as investment options under your contract, LIAC, LFD and the Company are not providing you with the investment advice, nor are they recommending to you any particular model or Subaccount. You should consult with your registered representative to determine whether you should utilize or invest in any model or Subaccount, or whether it is suitable for you based upon your goals, risk tolerance and time horizon.
If a fund within a model closes to new investors, investors that have been invested before the fund closed may remain in the model. However, the model would no longer be offered to new investors. If a fund within a model liquidates, we may transfer assets form that Subaccount to another Subaccount after providing notice to you. If a fund within a model merges with another fund, we will add the surviving fund to the model.

Death Benefit
The chart below provides a brief overview of how the Death Benefit proceeds will be distributed if death occurs prior to i4LIFE® Advantage elections or prior to the Annuity Commencement Date. Refer to your contract for the specific provisions applicable upon death.
upon death of:	and...	and...	Death Benefit proceeds pass to:
Contractowner	There is a surviving joint owner	The Annuitant is living or deceased	Joint owner
Contractowner	There is no surviving joint owner	The Annuitant is living or deceased	Designated Beneficiary
Contractowner	There is no surviving joint owner and the Beneficiary predeceases the Contractowner	The Annuitant is living or deceased	Contractowner's estate
Annuitant	The Contractowner is living	There is no contingent Annuitant	The youngest Contractowner becomes the contingent Annuitant and the contract continues. The Contractowner may waive* this continuation and receive the Death Benefit proceeds.
Annuitant	The Contractowner is living	The contingent Annuitant is living	Contingent Annuitant becomes the Annuitant and the contract continues
Annuitant**	The Contractowner is a trust or other non-natural person	No contingent Annuitant allowed with non-natural Contractowner	Designated Beneficiary

*	Notification from the Contractowner to receive the Death Benefit proceeds must be received within 75 days of the death of the Annuitant.

**	Death of Annuitant is treated like death of the Contractowner.
A Death Benefit may be payable if the Contractowner (or a joint owner) or Annuitant dies prior to the Annuity Commencement Date. This Death Benefit terminates if you elect i4LIFE® Advantage or elect any other annuitization option. At this time, the only Death Benefit offered under the contract is the Account Value Death Benefit, which is described below.
You should consider the following provisions carefully when designating the Beneficiary, Annuitant, any contingent Annuitant and any joint owner, as well as before changing any of these parties. The identity of these parties under the contract may significantly affect the amount and timing of the Death Benefit or other amount paid upon a Contractowner's or Annuitant's death.
You may designate a Beneficiary during your lifetime and change the Beneficiary by filing a written request with our Servicing Office. Each change of Beneficiary revokes any previous designation. We reserve the right to request that you send us the contract for endorsement of a change of Beneficiary.
Upon the death of the Contractowner, a Death Benefit will be paid to the Beneficiary. Upon the death of a joint owner, the Death Benefit will be paid to the surviving joint owner. If the Contractowner is a corporation or other non-individual (non-natural person), the death of the Annuitant will be treated as death of the Contractowner.
If an Annuitant who is not the Contractowner or joint owner dies, then the contingent Annuitant, if named, becomes the Annuitant and no Death Benefit is payable on the death of the Annuitant. If no contingent Annuitant is named, the Contractowner (or younger of joint owners) becomes the Annuitant. Alternatively, a Death Benefit may be paid to the Contractowner (and joint owner, if applicable, in equal shares). Notification of the election of this Death Benefit must be received by us within 75 days of the death of the Annuitant. The contract terminates when any Death Benefit is paid due to the death of the Annuitant.
Only the Contract Value as of the Valuation Date we approve the payment of the death claim is available as a Death Benefit if a Contractowner, joint owner or Annuitant was added or changed subsequent to the effective date of this contract unless the change occurred because of the death of a prior Contractowner, joint owner or Annuitant. If your Contract Value equals zero, no Death Benefit will be paid.
All references below to “Contract Value” include Account Value if i4LIFE® Advantage is in effect.
Account Value Death Benefit. The Account Value Death Benefit provides a Death Benefit equal to the Contract Value on the Valuation Date the Death Benefit is approved by us for payment. No additional Death Benefit is provided. (Your contract may refer to this benefit as the Contract Value Death Benefit.)

General Death Benefit Information
Your Death Benefit terminates on and after the Annuity Commencement Date. i4LIFE® Advantage only provides Death Benefit options during the Access Period. There are no Death Benefits during the Lifetime Income Period. Please see the i4LIFE® Advantage – i4LIFE® Advantage Death Benefit section of this prospectus for more information.
If there are joint owners, upon the death of the first Contractowner, we will pay a Death Benefit to the surviving joint owner. The surviving joint owner will be treated as the primary, designated Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary. If the surviving joint owner is the spouse of the deceased joint owner, he/she may continue the contract as sole Contractowner. Upon the death of the spouse who continued the contract, we will pay a Death Benefit to the designated Beneficiary(s).
If the Beneficiary is the spouse of the Contractowner, then the spouse may elect to continue the contract as the new Contractowner. Same-sex spouses should carefully consider whether to purchase annuity products that provide benefits based upon status as a spouse, and whether to exercise any spousal rights under the contract. You are strongly encouraged to consult a tax advisor before electing spousal rights under the contract.
The value of the Death Benefit will be determined as of the Valuation Date we approve the payment of the claim. Approval of payment will occur upon our receipt of a claim submitted in Good Order. To be in Good Order, we require all the following:
1.	proof (e.g. an original certified death certificate), or any other proof of death satisfactory to us; and
2.	written authorization for payment; and
3.	all required claim forms, fully completed (including selection of a settlement option).
Notwithstanding any provision of this contract to the contrary, the payment of Death Benefits provided under this contract must be made in compliance with Code Section 72(s) or 401(a)(9) as applicable, as amended from time to time. Death Benefits may be taxable. See Federal Tax Matters.
Unless otherwise provided in the Beneficiary designation, one of the following procedures will take place on the death of a Beneficiary:
•	if any Beneficiary dies before the Contractowner, that Beneficiary’s interest will go to any other Beneficiaries named, according to their respective interests; and/or
•	if no Beneficiary survives the Contractowner, the proceeds will be paid to the Contractowner’s estate.
If the Beneficiary is a minor, court documents appointing the guardian/custodian may be required.
The Beneficiary may choose the method of payment of the Death Benefit unless the Contractowner has already selected a settlement option. The Death Benefit payable to the Beneficiary or joint owner must be distributed within five years of the Contractowner’s date of death unless the Beneficiary begins receiving, within one year of the Contractowner’s death, the distribution in the form of a life annuity or an annuity for a designated period not extending beyond the Beneficiary’s life expectancy.
Upon the death of the Annuitant, Federal tax law requires that an annuity election be made no later than 60 days after we have approved the death claim for payment.
The recipient of a Death Benefit may elect to receive payment either in the form of a lump sum settlement or an Annuity Payout. If a lump sum settlement is elected, the proceeds will be mailed within seven days of approval by us of the claim subject to the laws, regulations and tax code governing payment of Death Benefits. This payment may be postponed as permitted by the Investment Company Act of 1940.
Abandoned Property. Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the date a benefit is due and payable. For example, if the payment of a Death Benefit has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary of the Death Benefit, or the Beneficiary does not come forward to claim the Death Benefit in a timely manner, the Death Benefit will be “escheated”. This means that the Death Benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or the Contractowner last resided, as shown on our books and records, or to our state of domicile. This escheatment is revocable and the state is obligated to pay the Death Benefit (without interest) if your Beneficiary steps forward to claim it with the proper documentation.
To prevent such escheatment, it is important that you update your Beneficiary designations, including addresses, if and as they change. You may update your Beneficiary designations by submitting a Beneficiary change form to our Servicing Office.
i4LIFE® Advantage
i4LIFE® Advantage (the Variable Annuity Payout Option Rider in your contract) is an optional Annuity Payout rider you may purchase at an additional cost and is separate and distinct from other Annuity Payout options offered under your contract and described later in this prospectus. See Charges and Other Deductions – i4LIFE® Advantage Charge.

i4LIFE® Advantage provides variable, periodic Regular Income Payments for life subject to certain conditions. These payments are made during two time periods: an Access Period and a Lifetime Income Period, which are discussed in further detail below. If your Account Value is reduced to zero (except by additional withdrawals as described below), these payments will continue for your life (or the lives of you and your Secondary Life under the joint life option) during the Lifetime Income Period. i4LIFE® Advantage is different from other Annuity Payout options provided by Lincoln because with i4LIFE® Advantage, you have the ability to make additional withdrawals or surrender the contract during the Access Period. If your Account Value is reduced to zero due to any additional withdrawals, i4LIFE® Advantage will end and your contract will terminate.
When you elect i4LIFE® Advantage, you must choose the Annuitant and Secondary Life (if applicable). The Annuitant and Secondary Life may not be changed after i4LIFE® Advantage is elected. For qualified contracts, the Secondary Life must be the spouse. See i4LIFE® Advantage Death Benefit regarding the impact of a change to the Annuitant prior to the i4LIFE® Advantage election.
If i4LIFE® Advantage is selected, the applicable transfer provisions among Subaccounts and the fixed account will continue to be those specified in your annuity contract for transfers on or before the Annuity Commencement Date. However, once i4LIFE® Advantage begins, any automatic withdrawal service will terminate. See The Contracts – Transfers on or Before the Annuity Commencement Date.
Additional Purchase Payments may be made during the Access Period for an IRA annuity contract, Additional Purchase Payments will not be accepted after the Periodic Income Commencement Date for a nonqualified annuity contract.
Availability. i4LIFE® Advantage is available for contracts with a Contract Value of at least $50,000 and may be elected after the effective date of the contract and before any other Annuity Payout option is elected by sending a written request to our Servicing Office.
i4LIFE® Advantage is available on nonqualified annuities, IRAs and Roth IRAs (check with your registered representative regarding availability with SEP market). i4LIFE® Advantage for IRA contracts is only available if the Annuitant and Secondary Life are age 59½ or older at the time the option is elected. Additional limitations on issue ages and features may be necessary to comply with the IRC provisions for required minimum distributions. Additional Purchase Payments may be made during the Access Period for an IRA annuity contract. Additional Purchase Payments will not be accepted after the Periodic Income Commencement Date for a nonqualified annuity contract.
Access Period. The Access Period begins on the Periodic Income Commencement Date and is a defined period of time during which we pay variable, periodic Regular Income Payments and provide a Death Benefit. During this period, you may surrender the contract and make withdrawals from your Account Value (defined below). The Lifetime Income Period begins immediately at the end of the Access Period, the remaining Account Value is used to make Regular Income Payments for the rest of your life (or the Secondary Life if applicable). During the Lifetime Income Period, you will no longer be able to make withdrawals or surrenders or receive a Death Benefit. If your Account Value is reduced to zero because of Regular Income Payments or market loss, your Access Period ends.
The minimum and maximum Access Periods are established at the time you elect i4LIFE® Advantage. The current Access Period requirements are outlined in the following chart:
	Minimum Access Period	Maximum Access Period
i4LIFE® Advantage	5 years	The length of time between your age and age 115 for nonqualified contracts; age 100 for qualified contracts

Generally, shorter Access Periods will produce a higher initial Regular Income Payment than longer Access Periods. At any time during the Access Period, you may extend or shorten the length of the Access Period subject to Servicing Office approval. Additional restrictions may apply if you are under age 59½ when you request a change to the Access Period. Currently, if you extend the Access Period, it must be extended at least 5 years. If you change the Access Period, subsequent Regular Income Payments will be adjusted accordingly, and the Account Value remaining at the end of the new Access Period will be applied to continue Regular Income Payments for your life. Currently, changes to the Access Period can only be made on Periodic Income Commencement Date anniversaries.
Additional limitations on issue ages and features may be necessary to comply with the IRC provisions for required minimum distributions. We may reduce or terminate the Access Period for IRA i4LIFE® Advantage contracts in order to keep the Regular Income Payments in compliance with IRC provisions for required minimum distributions.
Account Value. The initial Account Value is the Contract Value on the Valuation Date i4LIFE® Advantage is effective, less any applicable premium taxes. During the Access Period, the Account Value on a Valuation Date will equal the total value of all of the Contractowner's Accumulation Units plus the Contractowner's value in the fixed account, and will be reduced by Regular Income Payments made as well as any withdrawals taken. You will have access to your Account Value during the Access Period. After the Access

Period ends, the remaining Account Value will be applied to continue Regular Income Payments for your life and the Account Value will be reduced to zero.
Regular Income Payments during the Access Period. i4LIFE® Advantage provides for variable, periodic Regular Income Payments for as long as an Annuitant (or Secondary Life, if applicable) is living.
When you elect i4LIFE® Advantage, you will make several choices that will impact the amount of your Regular Income Payments:
•	the date you will receive the initial Regular Income Payment;
•	the frequency of the payments (monthly, quarterly, semi-annually or annually);
•	the frequency the payment is recalculated;
•	the assumed investment return (AIR); and
•	the date the Access Period ends and the Lifetime Income Period begins.
If you do not choose a payment frequency, the default is a monthly payment frequency. You may also elect to have Regular Income Payments from nonqualified contracts recalculated only once each year rather than recalculated at the time of each payment. This results in level Regular Income Payments between recalculation dates. Qualified contracts are only recalculated once per year, on December 31st (if not a Valuation Date, then on the first Valuation Date of the calendar year).
AIR rates of 3% or 4% may be available for Regular Income Payments under i4LIFE® Advantage. The higher the AIR you choose, the higher your initial Regular Income Payment will be and the higher the return must be to increase subsequent Regular Income Payments.
Regular Income Payments must begin within one year of the date you elect i4LIFE® Advantage and will continue until the death of the Annuitant or Secondary Life, if applicable.
Regular Income Payments are not subject to any applicable surrender charges. See Charges and Other Deductions. For information regarding income tax consequences of Regular Income Payments, see Federal Tax Matters.
The initial Regular Income Payment is calculated from the Account Value on a date no more than 14 days prior to the date you select to begin receiving Regular Income Payments. This calculation date is called the Periodic Income Commencement Date, and is the same date the Access Period begins. The amount of the initial Regular Income Payment is determined by dividing the Contract Value, less applicable premium taxes by 1,000 and multiplying the result by an annuity factor. The annuity factor is based upon:
•	the age and sex of the Annuitant and Secondary Life, if applicable;
•	the length of the Access Period selected;
•	the frequency of the Regular Income Payments;
•	the AIR selected; and
•	the Individual Annuity Mortality table specified in your contract.
The annuity factor used to determine the Regular Income Payments reflects the fact that, during the Access Period, you have the ability to withdraw the entire Account Value and that a Death Benefit will be paid to your Beneficiary upon your death. These benefits during the Access Period result in a slightly lower Regular Income Payment, during both the Access Period and the Lifetime Income Period, than would be payable if this access was not permitted and no lump-sum Death Benefit was payable. (The Contractowner must elect an Access Period of no less than the minimum Access Period which is currently set at 5 years.) The annuity factor also reflects the requirement that there be sufficient Account Value at the end of the Access Period to continue your Regular Income Payments for the remainder of your life (and/or the Secondary Life if applicable), during the Lifetime Income Period, with no further access or Death Benefit.
The amount of your Regular Income Payment will be impacted by the length of the Access Period you have chosen. For example, if a 70-year old male makes a $100,000 initial Purchase Payment, elects monthly payments, a 4% AIR, and a 20-year Access Period, the initial Regular Income Payment will be $513.71 per month ($6,164.52 annually). Using the same assumptions, but with a 30-year Access Period, the initial Regular Income Payment will be $450.93 per month ($5,411.16 annually).
The Account Value will vary with the actual net investment return of the Subaccounts selected and the interest credited on the fixed account, which then determines the subsequent Regular Income Payments during the Access Period. Each subsequent Regular Income Payment (unless the levelized option is selected) is determined by dividing the Account Value on the applicable Valuation Date by 1,000 and multiplying this result by an annuity factor revised to reflect the declining length of the Access Period. As a result of this calculation, the actual net returns in the Account Value are measured against the AIR to determine subsequent Regular Income Payments. If the actual net investment return (annualized) for the contract exceeds the AIR, the Regular Income Payment will increase at a rate approximately equal to the amount of such excess. Conversely, if the actual net investment return for the contract is less than the AIR, the Regular Income Payment will decrease. For example, if net investment return is 3% higher (annualized) than the AIR, the Regular Income Payment for the next year will increase by approximately 3%. Conversely, if actual net investment return is 3% lower than the AIR, the Regular Income Payment will decrease by approximately 3%.

Withdrawals made during the Access Period will also reduce the Account Value that is available for Regular Income Payments, and subsequent Regular Income Payments will be recalculated and could be increased or reduced, based on the Account Value following the withdrawal.
For a joint life option, if either the Annuitant or Secondary Life dies during the Access Period, Regular Income Payments will be recalculated using a revised annuity factor based on the single surviving life, if doing so provides a higher Regular Income Payment. On a joint life option, the Secondary Life spouse must be either the primary Beneficiary or joint owner in order to receive the remaining payments after the first spouse’s death.
For nonqualified contracts, if the Annuitant and Secondary Life, if applicable, both die during the Access Period, the annuity factor will be revised for a non-life contingent Regular Income Payment and Regular Income Payments will continue until the Account Value is fully paid out and the Access Period ends. For qualified contracts, if the Annuitant and Secondary Life, if applicable, both die during the Access Period, i4LIFE® Advantage will terminate.
Regular Income Payments during the Lifetime Income Period. The Lifetime Income Period begins at the end of the Access Period if either the Annuitant or Secondary Life is living. Your earlier elections regarding the frequency of Regular Income Payments, AIR and the frequency of the recalculation do not change. The initial Regular Income Payment during the Lifetime Income Period is determined by dividing the Account Value on the last Valuation Date of the Access Period by 1,000 and multiplying the result by an annuity factor revised to reflect that the Access Period has ended. The annuity factor is based upon:
•	the age and sex of the Annuitant and Secondary Life (if living);
•	the frequency of the Regular Income Payments;
•	the AIR selected; and
•	the Individual Annuity Mortality table specified in your contract.
The impact of the length of the Access Period and any withdrawals made during the Access Period will continue to be reflected in the Regular Income Payments during the Lifetime Income Period. To determine subsequent Regular Income Payments, the contract is credited with a fixed number of Annuity Units equal to the initial Regular Income Payment (during the Lifetime Income Period) divided by the Annuity Unit value (by Subaccount). Subsequent Regular Income Payments are determined by multiplying the number of Annuity Units per Subaccount by the Annuity Unit value. Your Regular Income Payments will vary based on the value of your Annuity Units. If your Regular Income Payments are adjusted on an annual basis, the total of the annual payment is transferred to Lincoln New York's general account to be paid out based on the payment mode you selected. Your payment(s) will not be affected by market performance during that year. Your Regular Income Payment(s) for the following year will be recalculated at the beginning of the following year based on the current value of the Annuity Units.
Regular Income Payments will continue for as long as the Annuitant or Secondary Life, if applicable, is living, and will continue to be adjusted for investment performance of the Subaccounts your Annuity Units are invested in (and the fixed account if applicable). Regular Income Payments vary with investment performance.
During the Lifetime Income Period, there is no longer an Account Value; therefore, no withdrawals are available and no Death Benefit is payable. In addition, transfers are not allowed from a fixed annuity payment to a variable annuity payment.
i4LIFE® Advantage Death Benefit
When you elect i4LIFE® Advantage, the Death Benefit option that you previously elected will become the Death Benefit election under i4LIFE® Advantage. The amount paid under the new Death Benefit may be less than the amount that would have been paid under the Death Benefit provided before i4LIFE® Advantage began (if premium taxes had been deducted from the Contract Value).
i4LIFE® Advantage Account Value Death Benefit. The i4LIFE® Advantage Account Value Death Benefit is only available during the Access Period and is equal to the Account Value as of the Valuation Date on which we approve the payment of the death claim.
General Death Benefit Provisions. This Death Benefit option is only available during the Access Period and will terminate when the Account Value equals zero, because the Access Period terminates.
On a joint life option, the Secondary Life spouse must be either the primary Beneficiary or joint owner in order to receive the remaining payments after the first spouse’s death.
For nonqualified contracts, upon the death of the Contractowner, joint owner or Annuitant, the Contractowner (or Beneficiary) may elect to terminate the contract and receive full payment of the Death Benefit or may elect to continue the contract and receive Regular Income Payments. Upon the death of the Secondary Life, who is not also an owner, only the surrender value is paid.
If you are the owner of an IRA annuity contract, and there is no Secondary Life, and you die during the Access Period, the i4LIFE® Advantage will terminate. A spouse Beneficiary may start a new i4LIFE® Advantage program.
If a death occurs during the Access Period, the value of the Death Benefit will be determined as of the Valuation Date we approve the payment of the claim. Approval of payment will occur upon our receipt of all the following:

1.	proof (e.g. an original certified death certificate), or any other proof of death satisfactory to us; and
2.	written authorization for payment; and
3.	all required claim forms, fully completed (including selection of a settlement option).
Notwithstanding any provision of this contract to the contrary, the payment of Death Benefits provided under this contract must be made in compliance with Code Section 72(s) or 401(a)(9) as applicable, as amended from time to time. Death Benefits may be taxable. See Federal Tax Matters.
Upon notification to us of the death, Regular Income Payments may be suspended until the death claim is approved. Upon approval, a lump sum payment for the value of any suspended payments will be made as of the date the death claim is approved, and Regular Income Payments will continue, if applicable.
If a lump sum settlement is elected, the proceeds will be mailed within seven days of approval by us of the claim subject to the laws, regulations and tax code governing payment of Death Benefits. This payment may be postponed as permitted by the Investment Company Act of 1940.
Withdrawals. You may request a withdrawal at any time prior to or during the Access Period. We reduce the Account Value by the amount of the withdrawal, and all subsequent Regular Income Payments will be recalculated. Withdrawals may have tax consequences. See Federal Tax Matters. Withdrawals are subject to any applicable surrender charges except when amounts may be withdrawn free of surrender charges. See Charges and Other Deductions.
Surrender. At any time prior to or during the Access Period, you may surrender the contract by withdrawing the surrender value. If the contract is surrendered, the contract terminates and no further Regular Income Payments will be made. Withdrawals are subject to any applicable surrender charges except when amounts may be withdrawn free of surrender charges. See Charges and Other Deductions.
Termination. For IRA contracts, you may terminate i4LIFE® Advantage prior to the end of the Access Period by notifying us in writing. The termination will be effective on the next Valuation Date after we receive the notice. Upon termination, the i4LIFE® Advantage charge will end and the Separate Account Annual Expenses for the Account Value Death Benefit will resume. Your Contract Value upon termination will be equal to the Account Value on the Valuation Date we terminate i4LIFE® Advantage.
For nonqualified contracts, you may not terminate i4LIFE® Advantage once you have elected it.
Annuity Payouts
When you apply for a contract, you may select any Annuity Commencement Date permitted by law, which is usually on or before the Annuitant's 99th birthday. Your broker-dealer may recommend that you annuitize at an earlier age.
The contract provides optional forms of payouts of annuities (annuity options), each of which is payable on a variable basis, a fixed basis or a combination of both as you specify. The contract provides that all or part of the Contract Value may be used to purchase an Annuity Payout option.
You may elect Annuity Payouts in monthly, quarterly, semiannual or annual installments. If the payouts from any Subaccount would be or become less than $50, we have the right to reduce their frequency until the payouts are at least $50 each. Following are explanations of the annuity options available.
Annuity Options
Life Annuity. This option offers a periodic payout during the lifetime of the Annuitant and ends with the last payout before the death of the Annuitant. This option offers the highest periodic payout since there is no guarantee of a minimum number of payouts or provision for a Death Benefit for Beneficiaries. However, there is the risk under this option that the recipient would receive no payouts if the Annuitant dies before the date set for the first payout; only one payout if death occurs before the second scheduled payout, and so on. The Annuitant must be under age 81 to elect this option.
Life Annuity with Payouts Guaranteed for Designated Period. This option guarantees periodic payouts during a designated period, usually 10 or 20 years, and then continues throughout the lifetime of the Annuitant. The designated period is selected by the Contractowner.
Joint Life Annuity. This option offers a periodic payout during the joint lifetime of the Annuitant and a designated joint Annuitant. The payouts continue during the lifetime of the survivor. However, under a joint life annuity, if both Annuitants die before the date set for the first payout, no payouts will be made. Only one payment would be made if both deaths occur before the second scheduled payout, and so on.

Joint Life Annuity with Guaranteed Period. This option guarantees periodic payouts during a designated period, usually 10 or 20 years, and continues during the joint lifetime of the Annuitant and a designated joint Annuitant. The payouts continue during the lifetime of the survivor. The designated period is selected by the Contractowner.
Joint Life and Two Thirds to Survivor Annuity. This option provides a periodic payout during the joint lifetime of the Annuitant and a designated joint Annuitant. When one of the joint Annuitants dies, the survivor receives two thirds of the periodic payout made when both were alive.
Joint Life and Two-Thirds Survivor Annuity with Guaranteed Period. This option provides a periodic payout during the joint lifetime of the Annuitant and a joint Annuitant. When one of the joint Annuitants dies, the survivor receives two-thirds of the periodic payout made when both were alive. This option further provides that should one or both of the Annuitants die during the elected guaranteed period, usually 10 or 20 years, full benefit payment will continue for the rest of the guaranteed period.
Unit Refund Life Annuity. This option offers a periodic payout during the lifetime of the Annuitant with the guarantee that upon death a payout will be made of the value of the number of Annuity Units (see Variable Annuity Payouts) equal to the excess, if any, of:
•	the total amount applied under this option divided by the Annuity Unit value for the date payouts begin, minus
•	the Annuity Units represented by each payout to the Annuitant multiplied by the number of payouts paid before death.
The value of the number of Annuity Units is computed on the date the death claim is approved for payment by the Servicing Office.
Life Annuity with Cash Refund. Fixed annuity benefit payments that will be made for the lifetime of the Annuitant with the guarantee that upon death, should (a) the total dollar amount applied to purchase this option be greater than (b) the fixed annuity benefit payment multiplied by the number of annuity benefit payments paid prior to death, then a refund payment equal to the dollar amount of (a) minus (b) will be made.
Under the annuity options listed above, you may not make withdrawals. Other options, with or without withdrawal features, may be made available by us. You may pre-select an Annuity Payout option as a method of paying the Death Benefit to a Beneficiary. If you do, the Beneficiary cannot change this payout option. You may change or revoke in writing to our Servicing Office, any such selection, unless such selection was made irrevocable. If you have not already chosen an Annuity Payout option, the Beneficiary may choose any Annuity Payout option. At death, options are only available to the extent they are consistent with the requirements of the contract as well as Sections 72(s) and 401(a)(9) of the tax code, if applicable.
i4LIFE® Advantage (the Variable Annuity Payout Option rider in your contract) is an optional Annuity Payout rider you may purchase at an additional cost and is separate and distinct from the Annuity Payout options listed above. See the i4LIFE® Advantage section of this prospectus for more information. None of the annuity options listed above may be combined with i4LIFE® Advantage.
General Information
Any previously selected Death Benefit in effect before the Annuity Commencement Date will no longer be available on and after the Annuity Commencement Date. You may change the Annuity Commencement Date, change the annuity option or change the allocation of the investment among Subaccounts up to 30 days before the scheduled Annuity Commencement Date, upon written notice to the Servicing Office. You must give us at least 30 days’ notice before the date on which you want payouts to begin. Annuity Payouts cannot commence within twelve months of the effective date of the contract. We may require proof of age, sex, or survival of any payee upon whose age, sex, or survival payments depend.
Unless you select another option, the contract automatically provides for a life annuity with Annuity Payouts guaranteed for 10 years (on a fixed, variable or combination fixed and variable basis, in proportion to the account allocations at the time of annuitization) except when a joint life payout is required by law. Under any option providing for guaranteed period payouts, the number of payouts which remain unpaid at the date of the Annuitant’s death (or surviving Annuitant’s death in case of joint life Annuity) will be paid to you or your Beneficiary as payouts become due after we are in receipt of:
•	proof, satisfactory to us, of the death;
•	written authorization for payment; and
•	all claim forms, fully completed.
Variable Annuity Payouts
Variable Annuity Payouts will be determined using:
•	the Contract Value on the Annuity Commencement Date, less any applicable premium taxes;
•	the annuity tables contained in the contract;
•	the annuity option selected; and
•	the investment performance of the fund(s) selected.
To determine the amount of payouts, we make this calculation:
1.	Determine the dollar amount of the first periodic payout; then

2.	Credit the contract with a fixed number of Annuity Units equal to the first periodic payout divided by the Annuity Unit value; and
3.	Calculate the value of the Annuity Units each period thereafter.
Annuity Payouts assume an investment return of 3%, 4% or 5% per year, as applied to the applicable mortality table. The AIR of 5% is no longer available for new elections of i4LIFE® Advantage. You may choose your assumed interest rate at the time you elect a variable Annuity Payout on the administrative form provided by us. The higher the assumed interest rate you choose, the higher your initial annuity payment will be. The amount of each payout after the initial payout will depend upon how the underlying fund(s) perform, relative to the assumed rate. If the actual net investment rate (annualized) exceeds the assumed rate, the payment will increase at a rate proportional to the amount of such excess. Conversely, if the actual rate is less than the assumed rate, annuity payments will decrease. The higher the assumed interest rate, the less likely future annuity payments are to increase, or the payments will increase more slowly than if a lower assumed rate was used. There is a more complete explanation of this calculation in the SAI.
Fixed Side of the Contract
Currently the fixed account is available for dollar cost averaging purposes only.
You may allocate Purchase Payments to the fixed side of the contract, if available. Allocations made to the fixed side of the contract are added to your Contract Value. Certain charges related to the contract and the charges for i4LIFE® Advantage are deducted from your Contract Value. Therefore, a portion of those charges may be deducted from the fixed account. See the Charges and Other Deductions section of this prospectus for more information.
Purchase Payments and Contract Value allocated to the fixed side of the contract become part of our general account, and do not participate in the investment experience of the VAA. The general account is subject to regulation and supervision by the New York State Department of Financial Services as well as the insurance laws and regulations of the jurisdictions in which the contracts are distributed.
In reliance on certain exemptions, exclusions and rules, we have not registered interests in the general account as a security under the Securities Act of 1933 and have not registered the general account as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests in it are regulated under the 1933 Act or the 1940 Act. These disclosures, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. This prospectus is generally intended to serve as a disclosure document only for aspects of the contract involving the VAA, and therefore contains only selected information regarding the fixed side of the contract. Complete details regarding the fixed side of the contract are in the contract.
We guarantee an annual effective interest rate of not less than 1.50% per year on amounts held in a fixed account.
ANY INTEREST IN EXCESS OF 1.50% (OR THE GUARANTEED MINIMUM INTEREST RATE STATED IN YOUR CONTRACT) WILL BE DECLARED IN ADVANCE AT OUR SOLE DISCRETION. CONTRACTOWNERS BEAR THE RISK THAT NO INTEREST IN EXCESS OF THE MINIMUM INTEREST RATE WILL BE DECLARED.
Your contract may not offer a fixed account or if permitted by your contract, we may discontinue accepting Purchase Payments or transfers into the fixed side of the contract at any time. At this time, the fixed account is available for dollar cost averaging only. Please contact your registered representative for further information.
Small Contract Surrenders
We may surrender your contract, in accordance with New York law if:
•	your Contract Value drops below certain state specified minimum amounts ($2,000 or less) for any reason, including if your Contract Value decreases due to the performance of the Subaccounts you selected;
•	no Purchase Payments have been received for three (3) full, consecutive Contract Years; and
•	the annuity benefit at the Annuity Commencement Date would be less than $20.00 per month.
At least 60 days before we surrender your contract, we will send you a letter at your last address we have on file, to inform you that your contract will be surrendered. You will have the opportunity to make additional Purchase Payments to bring your Contract Value above the minimum level to avoid surrender. If we surrender your contract, we will not assess any surrender charge.
Delay of Payments
Contract proceeds from the VAA will be paid within seven days, except:
•	when the NYSE is closed (other than weekends and holidays);
•	times when market trading is restricted or the SEC declares an emergency, and we cannot value units or the funds cannot redeem shares; or
•	when the SEC so orders to protect Contractowners.

If, pursuant to SEC rules, an underlying money market fund suspends payment of redemption proceeds in connection with a liquidation of the fund, we will delay payment of any transfer, partial withdrawal, surrender, loan, or Death Benefit from the money market sub-account until the fund is liquidated. Payment of contract proceeds from the fixed account may be delayed for up to six months.
Due to federal laws designed to counter terrorism and prevent money laundering by criminals, we may be required to reject a Purchase Payment and/or deny payment of a request for transfers, withdrawals, surrenders, or Death Benefits, until instructions are received from the appropriate regulator. We also may be required to provide additional information about a Contractowner's account to government regulators.
Reinvestment Privilege
You may elect to make a reinvestment purchase with any part of the proceeds of a surrender/withdrawal, and we will recredit that portion of the surrender/withdrawal charges attributable to the amount returned.
This election must be made by your written authorization to us on an approved Lincoln reinvestment form and received in our Servicing Office within 30 days of the date of the surrender/withdrawal, and the repurchase must be of a contract covered by this prospectus. Lincoln reserves the right to not reinstate certain riders that were in effect prior to the surrender/withdrawal. In the case of a qualified retirement plan, a representation must be made that the proceeds being used to make the purchase have retained their tax-favored status under an arrangement for which the contracts offered by this prospectus are designed. The number of Accumulation Units which will be credited when the proceeds are reinvested will be based on the value of the Accumulation Unit(s) on the next Valuation Date. This computation will occur following receipt of the proceeds and request for reinvestment at the Servicing Office. You may utilize the reinvestment privilege only once. For tax reporting purposes, we will treat a surrender/withdrawal and a subsequent reinvestment purchase as separate transactions (and a Form 1099 may be issued, if applicable). Any taxable distribution that is reinvested may still be reported as taxable. You should consult a tax advisor before you request a surrender/withdrawal or subsequent reinvestment purchase.
Amendment of Contract
We reserve the right to amend the contract to meet the requirements of the 1940 Act or other applicable federal or state laws or regulations. You will be notified in writing of any changes, modifications or waivers. Any changes are subject to prior approval of your state’s insurance department (if required).
Distribution of the Contracts
Lincoln Financial Distributors, Inc. (“LFD”) serves as Principal Underwriter of this contract. LFD is affiliated with Lincoln New York and is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934 and is a member of FINRA. The Principal Underwriter has entered into selling agreements with Lincoln Financial Advisors Corporation and/or Lincoln Financial Securities Corporation (collectively “LFN”), also affiliates of ours. The Principal Underwriter has also entered into selling agreements with broker-dealers that are unaffiliated with us (“Selling Firms”). While the Principal Underwriter has the legal authority to make payments to broker-dealers which have entered into selling agreements, we will make such payments on behalf of the Principal Underwriter in compliance with appropriate regulations. We also pay on behalf of LFD certain of its operating expenses related to the distribution of this and other of our contracts. The Principal Underwriter may also offer “non-cash compensation”, as defined under FINRA’s rules, which includes among other things, merchandise, gifts, marketing support, sponsorships, seminars, entertainment and travel expenses. You may ask your registered representative how he/she will personally be compensated, in whole or in part, for the sale of the contract to you or for any alternative proposal that may have been presented to you. You may wish to take such compensation payments into account when considering and evaluating any recommendation made to you in connection with the purchase of a contract. The following paragraphs describe how payments are made by us and the Principal Underwriter to various parties.
Compensation Paid to LFN. The maximum commission the Principal Underwriter pays to LFN is 6.25% of Purchase Payments. LFN may elect to receive a lower commission when a Purchase Payment is made along with an earlier quarterly payment based on Contract Value for so long as the contract remains in effect. Upon annuitization, the maximum commission the Principal Underwriter pays to LFN is 6.25% of annuitized value and/or ongoing annual compensation of up to 1.00% of annuity value or statutory reserves.
Lincoln New York also pays for the operating and other expenses of LFN, including the following sales expenses: registered representative training allowances; compensation and bonuses for LFN's management team; advertising expenses; and all other expenses of distributing the contracts. LFN pays its registered representatives a portion of the commissions received for their sales of contracts. LFN registered representatives and their managers are also eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements. In addition, LFN registered representatives who meet certain productivity, persistency and length of service standards and/or their managers may be eligible for additional compensation. Sales of the contracts may help LFN registered representatives and/or their managers qualify for such benefits. LFN registered representatives and their managers may receive other payments from us for services that do not directly involve the sale of the contracts, including payments made for the recruitment and training of personnel, production of promotional literature and similar services.

Compensation Paid to Unaffiliated Selling Firms. The Principal Underwriter pays commissions to all Selling Firms. The maximum commission the Principal Underwriter pays to Selling Firms, other than LFN, is 6.25% of Purchase Payments. Some Selling Firms may elect to receive a lower commission when a Purchase Payment is made along with an earlier quarterly payment based on Contract Value for so long as the contract’s Selling Firm remains in effect. Upon annuitization, the maximum commission the Principal Underwriter pays to Selling Firms is 6.25% of annuitized value and/or ongoing annual compensation of up to 1.15% of annuity value or statutory reserves. LFD also acts as wholesaler of the contracts and performs certain marketing and other functions in support of the distribution and servicing of the contracts.
LFD may pay certain Selling Firms or their affiliates additional amounts for, among other things: (1) “preferred product” treatment of the contracts in their marketing programs, which may include marketing services and increased access to registered representatives; (2) sales promotions relating to the contracts; (3) costs associated with sales conferences and educational seminars for their registered representatives; (4) other sales expenses incurred by them; and (5) inclusion in the financial products the Selling Firm offers.
Lincoln Life may provide loans to broker-dealers or their affiliates to help finance marketing and distribution of the contracts, and those loans may be forgiven if aggregate sales goals are met. In addition, we may provide staffing or other administrative support and services to broker-dealers who distribute the contracts. LFD, as wholesaler, may make bonus payments to certain Selling Firms based on aggregate sales of our variable insurance contracts (including the contracts) or persistency standards.
These additional types of compensation are not offered to all Selling Firms. The terms of any particular agreement governing compensation may vary among Selling Firms and the amounts may be significant. The prospect of receiving, or the receipt of, additional compensation may provide Selling Firms and/or their registered representatives with an incentive to favor sales of the contracts over other variable annuity contracts (or other investments) with respect to which a Selling Firm does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the contracts. Additional information relating to compensation paid in 2018 is contained in the SAI.
Compensation Paid to Other Parties. Depending on the particular selling arrangements, there may be others whom LFD compensates for the distribution activities. For example, LFD may compensate certain “wholesalers”, who control access to certain selling offices, for access to those offices or for referrals, and that compensation may be separate from the compensation paid for sales of the contracts. LFD may compensate marketing organizations, associations, brokers or consultants which provide marketing assistance and other services to broker-dealers who distribute the contracts, and which may be affiliated with those broker-dealers. Commissions and other incentives or payments described above are not charged directly to Contractowners or the VAA. All compensation is paid from our resources, which include fees and charges imposed on your contract.
Contractowner Questions
The obligations to purchasers under the contracts are those of Lincoln New York. This prospectus provides a general description of the material features of the contract. Contracts, endorsements and riders may vary as required by state law. Questions about your contract should be directed to us at 1-888-868-2583.
Federal Tax Matters
Introduction
The Federal income tax treatment of the contract is complex and sometimes uncertain. The Federal income tax rules may vary with your particular circumstances. This discussion does not include all the Federal income tax rules that may affect you and your contract. This discussion also does not address other Federal tax consequences (including consequences of sales to foreign individuals or entities), or state or local tax consequences, associated with the contract. As a result, you should always consult a tax advisor about the application of tax rules found in the Internal Revenue Code (“Code”), Treasury Regulations and applicable IRS guidance to your individual situation.
Nonqualified Annuities
This part of the discussion describes some of the Federal income tax rules applicable to nonqualified annuities. A nonqualified annuity is a contract not issued in connection with a qualified retirement plan, such as an IRA or a section 403(b) plan, receiving special tax treatment under the Code. We may not offer nonqualified annuities for all of our annuity products.
Tax Deferral On Earnings
Under the Code, you are generally not subject to tax on any increase in your Contract Value until you receive a contract distribution. However, for this general rule to apply, certain requirements must be satisfied:
•	An individual must own the contract (or the Code must treat the contract as owned by an individual).
•	The investments of the VAA must be “adequately diversified” in accordance with Treasury regulations.

•	Your right to choose particular investments for a contract must be limited.
•	The Annuity Commencement Date must not occur near the end of the Annuitant’s life expectancy.
Contracts Not Owned By An Individual
If a contract is owned by an entity (rather than an individual) the Code generally does not treat it as an annuity contract for Federal income tax purposes. This means that the entity owning the contract pays tax currently on the excess of the Contract Value over the investment in the contract. Examples of contracts where the owner pays current tax on the contract’s earnings Large Account Credits are contracts issued to a corporation or a trust. Some exceptions to the rule are:
•	Contracts in which the named owner is a trust or other entity that holds the contract as an agent for an individual; however, this exception does not apply in the case of any employer that owns a contract to provide deferred compensation for its employees;
•	Immediate annuity contracts, purchased with a single premium, when the annuity starting date is no later than a year from purchase and substantially equal periodic payments are made, not less frequently than annually, during the Annuity Payout period;
•	Contracts acquired by an estate of a decedent;
•	Certain qualified contracts;
•	Contracts purchased by employers upon the termination of certain qualified plans; and
•	Certain contracts used in connection with structured settlement agreements.
Investments In The VAA Must Be Diversified
For a contract to be treated as an annuity for Federal income tax purposes, the investments of the VAA must be “adequately diversified.” Treasury regulations define standards for determining whether the investments of the VAA are adequately diversified. If the VAA fails to comply with these diversification standards, you could be required to pay tax currently on the excess of the Contract Value over the investment in the contract. Although we do not control the investments of the underlying investment options, we expect that the underlying investment options will comply with the Treasury regulations so that the VAA will be considered “adequately diversified.”
Restrictions
The Code limits your right to choose particular investments for the contract. Because the IRS has issued little guidance specifying those limits, the limits are uncertain and your right to allocate Contract Values among the Subaccounts may exceed those limits. If so, you would be treated as the owner of the assets of the VAA and thus subject to current taxation on the income, Large Account Credits and gains, if applicable, from those assets. We do not know what limits may be set by the IRS in any guidance that it may issue and whether any such limits will apply to existing contracts. We reserve the right to modify the contract without your consent in an attempt to prevent you from being considered as the owner of the assets of the VAA for purposes of the Code.
Loss Of Interest Deduction
After June 8, 1997, if a contract is issued to a taxpayer that is not an individual, or if a contract is held for the benefit of an entity, the entity may lose a portion of its deduction for otherwise deductible interest expenses. However, this rule does not apply to a contract owned by an entity engaged in a trade or business that covers the life of one individual who is either (i) a 20% Owner of the entity, or (ii) an officer, director, or employee of the trade or business, at the time first covered by the contract. This rule also does not apply to a contract owned by an entity engaged in a trade or business that covers the joint lives of the 20% Owner or the entity and the Owner’s spouse at the time first covered by the contract.
Age At Which Annuity Payouts Begin
The Code does not expressly identify a particular age by which Annuity Payouts must begin. However, those rules do require that an annuity contract provide for amortization, through Annuity Payouts, of the contract’s Purchase Payments, Large Account Credits and earnings. As long as annuity payments begin or are scheduled to begin on a date on which the Annuitant’s remaining life expectancy is enough to allow for a sufficient Annuity Payout period, the contract should be treated as an annuity. If the annuity contract is not treated as an annuity, you would be currently taxed on the excess of the Contract Value over the investment in the contract.
Tax Treatment Of Payments
We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the rest of this discussion assumes that your contract will be treated as an annuity under the Code and that any increase in your Contract Value will not be taxed until there is a distribution from your contract.
Taxation Of Withdrawals And Surrenders
You will pay tax on withdrawals to the extent your Contract Value exceeds your investment in the contract. This income (and all other income from your contract) is considered ordinary income (and does not receive capital gains treatment and is not qualified dividend income). You will pay tax on a surrender to the extent the amount you receive exceeds your investment in the contract. In certain circumstances, your Purchase Payments and investment in the contract are reduced by amounts received from your contract that were not included in income. Surrender and reinstatement of your contract will generally be taxed as a withdrawal.
Taxation Of Annuity Payouts, including Regular Income Payments
The Code imposes tax on a portion of each Annuity Payout (at ordinary income tax rates) and treats a portion as a nontaxable return of your investment in the contract. We will notify you annually of the taxable amount of your Annuity Payout. Once you have recovered the total amount of the investment in the contract, you will pay tax on the full amount of your Annuity Payouts. If Annuity Payouts end because of the Annuitant’s death and before the total amount in the contract has been distributed, the amount not received will generally be deductible. If withdrawals, other than Regular Income Payments, are taken from i4LIFE® Advantage during the Access Period, they are taxed subject to an exclusion ratio that is determined based on the amount of the payment.
Taxation Of Death Benefits
We may distribute amounts from your contract because of the death of a Contractowner or an Annuitant. The tax treatment of these amounts depends on whether the Contractowner or the Annuitant dies before or after the Annuity Commencement Date.
Death prior to the Annuity Commencement Date:
•	If the Beneficiary receives Death Benefits under an Annuity Payout option, they are taxed in the same manner as Annuity Payouts.
•	If the Beneficiary does not receive Death Benefits under an Annuity Payout option, they are taxed in the same manner as a withdrawal.
Death after the Annuity Commencement Date:
•	If Death Benefits are received in accordance with the existing Annuity Payout option following the death of a Contractowner who is not the Annuitant, they are excludible from income in the same manner as the Annuity Payout prior to the death of the Contractowner.
•	If Death Benefits are received in accordance with the existing Annuity Payout option following the death of the Annuitant (whether or not the Annuitant is also the Contractowner), the Death Benefits are excludible from income if they do not exceed the investment in the contract not yet distributed from the contract. All Annuity Payouts in excess of the investment in the contract not previously received are includible in income.
•	If Death Benefits are received in a lump sum, the Code imposes tax on the amount of Death Benefits which exceeds the amount of Purchase Payments not previously received.
Additional Taxes Payable On Withdrawals, Surrenders, Or Annuity Payouts
The Code may impose a 10% additional tax on any distribution from your contract which you must include in your gross income. The 10% additional tax does not apply if one of several exceptions exists. These exceptions include withdrawals, surrenders, or Annuity Payouts that:
•	you receive on or after you reach 59½,
•	you receive because you became disabled (as defined in the Code),
•	you receive from an immediate annuity,
•	a Beneficiary receives on or after your death, or
•	you receive as a series of substantially equal periodic payments based on your life or life expectancy (non-natural owners holding as agent for an individual do not qualify).
Unearned Income Medicare Contribution
Congress enacted the “Unearned Income Medicare Contribution” as a part of the Health Care and Education Reconciliation Act of 2010. This tax, which affects individuals whose modified adjusted gross income exceeds certain thresholds, is a 3.8% tax on the lesser of (i) the individual's “unearned income,” or (ii) the dollar amount by which the individual's modified adjusted gross income exceeds the applicable threshold. Unearned income includes the taxable portion of distributions that you take from your annuity contract. If you take a distribution from your contract that may be subject to the tax, we will include a Distribution Code “D” in Box 7 of the Form 1099-R issued to report the distribution. Please consult your tax advisor to determine whether your annuity distributions are subject to this tax.
Special Rules If You Own More Than One Annuity Contract
In certain circumstances, you must combine some or all of the nonqualified annuity contracts you own in order to determine the amount of an Annuity Payout, a surrender, or a withdrawal that you must include in income. For example, if you purchase two or more deferred annuity contracts from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such contracts as one contract. Treating two or more contracts as one contract could affect the amount of a surrender, a withdrawal or an Annuity Payout that you must include in income and the amount that might be subject to the additional tax described previously.

Loans and Assignments
Except for certain qualified contracts, the Code treats any amount received as a loan under your contract, and any assignment or pledge (or agreement to assign or pledge) of any portion of your Contract Value, as a withdrawal of such amount or portion.
Gifting A Contract
If you transfer ownership of your contract to a person other than to your spouse (or to your former spouse incident to divorce), and receive a payment less than your contract’s value, you will pay tax on your Contract Value to the extent it exceeds your investment in the contract not previously received. The new owner’s investment in the contract would then be increased to reflect the amount included in income.
Charges for Additional Benefits
Your contract automatically includes a basic Death Benefit and may include other optional riders. Certain enhancements to the basic Death Benefit may also be available to you. The cost of the basic Death Benefit and any additional benefit are deducted from your contract. It is possible that the tax law may treat all or a portion of the Death Benefit and other optional rider charges, if any, as a contract withdrawal.
Special Considerations for Same-Sex Spouses
In 2013, the U.S. Supreme Court held that same-sex spouses who are married under state law are treated as spouses for purposes of federal law. You are strongly encouraged to consult a tax advisor before electing spousal rights under the contract.
Qualified Retirement Plans
We have designed the contracts for use in connection with certain types of retirement plans that receive favorable treatment under the Code. Contracts issued to or in connection with a qualified retirement plan are called “qualified contracts.” We issue contracts for use with various types of qualified retirement plans. The Federal income tax rules applicable to those plans are complex and varied. As a result, this prospectus does not attempt to provide more than general information about the use of the contract with the various types of qualified retirement plans. Persons planning to use the contract in connection with a qualified retirement plan should obtain advice from a competent tax advisor.
Types of Qualified Contracts and Terms of Contracts
Qualified retirement plans may include the following:
•	Individual Retirement Accounts and Annuities (“Traditional IRAs”)
•	Roth IRAs
•	Traditional IRA that is part of a Simplified Employee Pension Plan (“SEP”)
•	SIMPLE 401(k) plans (Savings Incentive Matched Plan for Employees)
•	401(a) / (k) plans (qualified corporate employee pension and profit-sharing plans)
•	403(a) plans (qualified annuity plans)
•	403(b) plans (public school system and tax-exempt organization annuity plans)
•	H.R. 10 or Keogh Plans (self-employed individual plans)
•	457(b) plans (deferred compensation plans for state and local governments and tax-exempt organizations)
Our individual variable annuity products are not available for use with any of the foregoing qualified retirement plan accounts, with the exception of Traditional IRA, SEP IRA, and Roth IRA arrangements. We will amend contracts to be used with a qualified retirement plan as generally necessary to conform to the Code’s requirements for the type of plan. However, the rights of a person to any qualified retirement plan benefits may be subject to the plan’s terms and conditions, regardless of the contract’s terms and conditions. In addition, we are not bound by the terms and conditions of qualified retirement plans to the extent such terms and conditions contradict the contract, unless we consent.
Tax Treatment of Qualified Contracts
The Federal income tax rules applicable to qualified retirement plans and qualified contracts vary with the type of plan and contract. For example:
•	Federal tax rules limit the amount of Purchase Payments or contributions that can be made, and the tax deduction or exclusion that may be allowed for the contributions. These limits vary depending on the type of qualified retirement plan and the participant’s specific circumstances (e.g., the participant’s compensation).
•	Minimum annual distributions are required under some qualified retirement plans once you reach age 70½ or retire, if later as described below.
•	Loans are allowed under certain types of qualified retirement plans, but Federal income tax rules prohibit loans under other types of qualified retirement plans. For example, Federal income tax rules permit loans under some section 403(b) plans, but prohibit loans under Traditional and Roth IRAs. If allowed, loans are subject to a variety of limitations, including restrictions as to the loan amount, the loan’s duration, the rate of interest, and the manner of repayment. Your contract or plan may not permit loans.
Please note that qualified retirement plans such as 403(b) plans, 401(k) plans and IRAs generally defer taxation of contributions and earnings until distribution. As such, an annuity does not provide any additional tax deferral benefit beyond the qualified retirement plan itself.
Tax Treatment of Payments
The Federal income tax rules generally include distributions from a qualified contract in the participant’s income as ordinary income. These taxable distributions will include contributions that were deductible or excludible from income. Thus, under many qualified contracts, the total amount received is included in income since a deduction or exclusion from income was taken for contributions to the contract. There are exceptions. For example, you do not include amounts received from a Roth IRA in income if certain conditions are satisfied.
Required Minimum Distributions
Under most qualified plans, you must begin receiving payments from the contract in certain minimum amounts by April 1 of the year following the year you attain age 70½ or retire, if later. You are required to take distributions from your traditional IRAs by April 1 of the year following the year you reach age 70½. If you own a Roth IRA, you are not required to receive minimum distributions from your Roth IRA during your life.
Failure to comply with the minimum distribution rules applicable to certain qualified plans, such as Traditional IRAs, will result in the imposition of an excise tax. This excise tax equals 50% of the amount by which a required minimum distribution exceeds the actual distribution from the qualified plan.
Treasury regulations applicable to required minimum distributions include a rule that may impact the distribution method you have chosen and the amount of your distributions. Under these regulations, the presence of an enhanced Death Benefit, or other benefit which could provide additional value to your contract, may require you to take additional distributions. An enhanced Death Benefit is any Death Benefit that has the potential to pay more than the Contract Value or a return of investment in the contract. Annuity contracts inside Custodial or Trusteed IRAs will also be subject to these regulations. Please contact your tax advisor regarding any tax ramifications.
Additional Tax on Early Distributions from Qualified Retirement Plans
The Code may impose a 10% additional tax on an early distribution from a qualified contract that must be included in income. The Code does not impose the additional tax if one of several exceptions applies. The exceptions vary depending on the type of qualified contract you purchase. For example, in the case of an IRA, the 10% additional tax will not apply to any of the following withdrawals, surrenders, or Annuity Payouts:
•	Distribution received on or after the Annuitant reaches 59½,
•	Distribution received on or after the Annuitant’s death or because of the Annuitant’s disability (as defined in the Code),
•	Distribution received as a series of substantially equal periodic payments based on the Annuitant’s life (or life expectancy), or
•	Distribution received as reimbursement for certain amounts paid for medical care.
These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified retirement plans. However, the specific requirements of the exception may vary.
Unearned Income Medicare Contribution
Congress enacted the “Unearned Income Medicare Contribution” as a part of the Health Care and Education Reconciliation Act of 2010. This tax affects individuals whose modified adjusted gross income exceeds certain thresholds, is a 3.8% tax on the lesser of (i) the individual’s “unearned income,” or (ii) the dollar amount by which the individual’s modified adjusted gross income exceeds the applicable threshold. Distributions that you take from your contract are not included in the calculation of unearned income because your contract is a qualified plan contract. However, the amount of any such distribution is included in determining whether you exceed the modified adjusted gross income threshold. Please consult your tax advisor to determine whether your annuity distributions are subject to this tax.
Transfers and Direct Rollovers
As a result of Economic Growth and Tax Relief Reconciliation Act of 2001 (EGTRRA), you may be able to move funds between different types of qualified plans, such as 403(b) and 457(b) governmental plans, by means of a rollover or transfer. You may be able to rollover or transfer amounts between qualified plans and traditional IRAs. These rules do not apply to Roth IRAs and 457(b) non-governmental tax-exempt plans. There are special rules that apply to rollovers, direct rollovers and transfers (including rollovers or transfers of after-tax amounts). If the applicable rules are not followed, you may incur adverse Federal income tax consequences, including paying taxes which you might not otherwise have had to pay. Before we send a rollover distribution, we will provide a notice explaining tax withholding requirements (see Federal Income Tax Withholding). We are not required to send you such notice for your IRA. You should always consult your tax advisor before you move or attempt to move any funds.
The IRS issued Announcement 2014-32 confirming its intent to apply the one-rollover-per-year limitation of 408(d)(3)(B) on an aggregate basis to all IRAs that an individual owns. This means that an individual cannot make a tax-free IRA-to-IRA rollover if he or she has made such a rollover involving any of the individual’s IRAs in the current tax year. If an intended rollover does not qualify for tax-free rollover treatment, contributions to your IRA may constitute excess contributions that may exceed contribution limits. This one-rollover-per-year limitation does not apply to direct trustee-to-trustee transfers.
Direct Conversions and Recharacterizations
The Pension Protection Act of 2006 (PPA) permits direct conversions from certain qualified, retirement, 403(b) or 457(b) plans to Roth IRAs (effective for distributions after 2007). You are also permitted to recharacterize your traditional IRA contribution as a Roth IRA contribution, and to recharacterize your Roth IRA contribution as a traditional IRA contribution. The deadline for the recharacterization is the due date (including extensions) for your individual income tax return for the year in which the contribution was made. Upon recharacterization, you are treated as having made the contribution originally to the second IRA account. The recharacterization does not count toward the one-rollover-per-year limitation described above.
Effective for tax years beginning after December 31, 2017, pursuant to the Tax Cuts and Jobs Act (Pub. L. No. 115-97), recharacterizations are no longer allowed in the case of a conversion from a non-Roth account or annuity to a Roth IRA. This limitation applies to conversions made from pre-tax accounts under an IRA, qualified retirement plan, 403(b) plan, or 457(b) plan. Roth IRA conversions made in 2017 may be recharacterized as a contribution to a traditional IRA if the recharacterization is completed by October 15, 2018.
There are special rules that apply to conversions and recharacterizations, and if they are not followed, you may incur adverse Federal income tax consequences. You should consult your tax advisor before completing a conversion or recharacterization.
Death Benefit and IRAs
Pursuant to Treasury regulations, IRAs may not invest in life insurance contracts. We do not believe that these regulations prohibit the Death Benefit from being provided under the contract when we issue the contract as a Traditional or Roth IRA. However, the law is unclear and it is possible that the presence of the Death Benefit under a contract issued as a Traditional or Roth IRA could result in increased taxes to you. Certain Death Benefit options may not be available for all of our products.
Federal Income Tax Withholding
We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless you notify us in writing prior to the distribution that tax is not to be withheld. In certain circumstances, Federal income tax rules may require us to withhold tax. At the time a withdrawal, surrender, or Annuity Payout is requested, we will give you an explanation of the withholding requirements.
Certain payments from your contract may be considered eligible rollover distributions (even if such payments are not being rolled over). Such distributions may be subject to special tax withholding requirements. The Federal income tax withholding rules require that we withhold 20% of the eligible rollover distribution from the payment amount, unless you elect to have the amount directly transferred to certain qualified plans or contracts. The IRS requires that tax be withheld, even if you have requested otherwise. Such tax withholding requirements are generally applicable to 401(a), 403(a) or (b), HR 10, and 457(b) governmental plans and contracts used in connection with these types of plans.
Our Tax Status
Under the Code, we are not required to pay tax on investment income and realized capital gains of the VAA. We do not expect that we will incur any Federal income tax liability on the income and gains earned by the VAA. However, the Company does expect, to the extent permitted under the Code, to claim the benefit of the foreign tax credit as the owner of the assets of the VAA. Therefore, we do not impose a charge for Federal income taxes. If there are any changes in the Code that require us to pay tax on some or all of the income and gains earned by the VAA, we may impose a charge against the VAA to pay the taxes.
Changes in the Law
The above discussion is based on the Code, related regulations, and interpretations existing on the date of this prospectus. However, Congress, the IRS, and the courts may modify these authorities, sometimes retroactively.

Additional Information
Voting Rights
As required by law, we will vote the fund shares held in the VAA at meetings of the shareholders of the funds. The voting will be done according to the instructions of Contractowners who have interests in any Subaccounts which invest in classes of the funds. If the 1940 Act or any regulation under it should be amended or if present interpretations should change, and if as a result we determine that we are permitted to vote the fund shares in our own right, we may elect to do so.
The number of votes which you have the right to cast will be determined by applying your percentage interest in a Subaccount to the total number of votes attributable to the Subaccount. In determining the number of votes, fractional shares will be recognized.
Each underlying fund is subject to the laws of the state in which it is organized concerning, among other things, the matters which are subject to a shareholder vote, the number of shares which must be present in person or by proxy at a meeting of shareholders (a “quorum”), and the percentage of such shares present in person or by proxy which must vote in favor of matters presented. Because shares of the underlying fund held in the VAA are owned by us, and because under the 1940 Act we will vote all such shares in the same proportion as the voting instructions which we receive, it is important that each Contractowner provide their voting instructions to us. For funds un-affiliated with Lincoln, even though Contractowners may choose not to provide voting instruction, the shares of a fund to which such Contractowners would have been entitled to provide voting instruction will be voted by us in the same proportion as the voting instruction which we actually receive. For funds affiliated with Lincoln, shares of a fund to which such Contractowners would have been entitled to provide voting instruction will, once we receive a sufficient number of instructions we deem appropriate to ensure a fair representation of Contractowners eligible to vote, be voted by us in the same proportion as the voting instruction which we actually receive. As a result, the instruction of a small number of Contractowners could determine the outcome of matters subject to shareholder vote. All shares voted by us will be counted when the underlying fund determines whether any requirement for a minimum number of shares be present at such a meeting to satisfy a quorum requirement has been met. Voting instructions to abstain on any item to be voted on will be applied proportionately to reduce the number of votes eligible to be cast.
Whenever a shareholders meeting is called, we will provide or make available to each person having a voting interest in a Subaccount proxy voting material, reports and other materials relating to the funds. Since the funds engage in shared funding, other persons or entities besides Lincoln New York may vote fund shares. See Investments of the Variable Annuity Account – Fund Shares.
Return Privilege
Within the free-look period after you receive the contract, you may cancel it for any reason by delivering or mailing it postage prepaid, to Lincoln Life & Annuity Company of New York at PO Box 2348, Fort Wayne, IN 46801-2348. A contract canceled under this provision will be void. Except as explained in the following paragraph, we will return the Contract Value as of the Valuation Date on which we receive the cancellation request, plus any premium taxes which had been deducted. No applicable surrender charges will apply. A purchaser who participates in the VAA is subject to the risk of a market loss on the Contract Value during the free-look period.
IRA purchasers will receive the greater of Purchase Payments or Contract Value as of the Valuation Date on which we receive the cancellation request.
State Regulation
As a life insurance company organized and operated under New York law, we are subject to provisions governing life insurers and to regulation by the New York Superintendent of Insurance. Our books and accounts are subject to review and examination by the New York State Department of Financial Services at all times. A full examination of our operations is conducted by that Department at least every five years.
Records and Reports
As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the VAA. We have entered into an agreement with State Street Bank and Trust Company, 801 Pennsylvania Ave, Kansas City, MO 64105, to provide accounting services to the VAA. We will mail to you, at your last known address of record at the Servicing Office, at least semi-annually after the first Contract Year, reports containing information required by that Act or any other applicable law or regulation. Administrative services necessary for the operations of the VAA and the contracts are currently provided by Lincoln Life. However, neither the assets of Lincoln Life nor the assets of LNC support the obligation of Lincoln New York under the contracts.
A written (or electronic, if elected) confirmation of each transaction will be provided to you on the next Valuation Date, except for the following transactions, which are mailed quarterly:
•	deduction of any account fee or rider charges;
•	crediting of persistency credits, if applicable;
•	any rebalancing event under the portfolio rebalancing service;

•	any transfer or withdrawal under any applicable additional service: dollar cost averaging, AWS, or the cross-reinvestment service; and
•	Regular Income Payments from i4LIFE® Advantage.
Cyber Security
We rely heavily on interconnected computer systems and digital data to conduct our annuity products business. Because our business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate Accumulation Unit value, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. There can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.
Other Information
You may elect to receive your prospectus, prospectus supplements, quarterly statements, and annual and semiannual reports electronically over the Internet, if you have an e-mail account and access to an Internet browser. Once you select eDelivery, via the Internet Service Center, all documents available in electronic format will no longer be sent to you in hard copy. You will receive an e-mail notification when the documents become available online. It is your responsibility to provide us with your current e-mail address. You can resume paper mailings at any time without cost, by updating your profile at the Internet Service Center, or contacting us. To learn more about this service, please log on to www.LincolnFinancial.com, select service centers and continue on through the Internet Service Center.
Legal Proceedings
In the ordinary course of its business and otherwise, the Company and its subsidiaries or its separate accounts and Principal Underwriter may become or are involved in various pending or threatened legal proceedings, including purported class actions, arising from the conduct of its business. In some instances, the proceedings include claims for unspecified or substantial punitive damages and similar types of relief in addition to amounts for alleged contractual liability or requests for equitable relief.
After consultation with legal counsel and a review of available facts, it is management’s opinion that the proceedings, after consideration of any reserves and rights to indemnification, ultimately will be resolved without materially affecting the consolidated financial position of the Company and its subsidiaries, or the financial position of its separate accounts or Principal Underwriter. However, given the large and indeterminate amounts sought in certain of these proceedings and the inherent difficulty in predicting the outcome of such legal proceedings, it is reasonably possible that an adverse outcome in certain matters could be material to the Company's operating results for any particular reporting period. Please refer to the Statement of Additional Information for possible additional information regarding legal proceedings.

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Contents of the Statement of Additional Information (SAI)
for Lincoln New York Account N for Variable Annuities
Item
Special Terms
Services
Principal Underwriter
Purchase of Securities Being Offered
Annuity Payouts
Examples of Regular Income Payment Calculations
Determination of Accumulation and Annuity Unit Value
Capital Markets
Advertising & Ratings
About the S&P Index
Unclaimed Property
Additional Services
Other Information
Financial Statements
For a free copy of the SAI complete the form below:
Statement of Additional Information Request Card
Lincoln Investor Advantage®
Lincoln New York Account N for Variable Annuities

Please send me a free copy of the current Statement of Additional Information for Lincoln New York Account N for Variable Annuities Lincoln Investor Advantage®.
(Please Print)
Name:

Address:

City

State

Zip

Mail to Lincoln Life & Annuity Company of New York, PO Box 2348, Fort Wayne, IN 46801-2348.

Appendix A—Condensed Financial Information
Accumulation Unit Values
The following information relates to Accumulation Unit values and Accumulation Units for funds in the periods ended December 31. It should be read along with the VAA’s financial statement and notes which are included in the SAI.
B-Share
	Account Value Death Benefit
	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
AB VPS Small/Mid Cap Value Portfolio - Class B
2018	11.613	10.481	2
ALPS/Alerian Energy Infrastructure Portfolio - Class III
2018	N/A	N/A	N/A
ALPS/Red Rocks Listed Private Equity Portfolio - Class III
2018	9.302	8.586	2
ALPS/Stadion Core ETF Portfolio - Class III
2018	N/A	N/A	N/A
ALPS/Stadion Tactical Growth Portfolio - Class III
2018	9.812	9.244	7
American Century VP Balanced Fund - Class II
2018	N/A	N/A	N/A
American Century VP Large Company Value Fund - Class II
2018	N/A	N/A	N/A
American Funds Asset Allocation Fund - Class 4
2018	10.261	9.360	36
American Funds Blue Chip Income and Growth Fund - Class 4
2018	10.388	9.023	7
American Funds Capital Income Builder® - Class 4
2018	9.614	9.357	1*
American Funds Global Growth Fund - Class 4
2018	9.255	8.605	11
American Funds Global Small Capitalization Fund - Class 4
2018	N/A	N/A	N/A
American Funds Growth Fund - Class 4
2018	10.418	9.139	3
American Funds Growth-Income Fund - Class 4
2018	9.855	9.221	2
American Funds International Fund - Class 4
2018	8.748	8.294	1*
American Funds Mortgage Fund - Class 4
2018	N/A	N/A	N/A
American Funds New World Fund® - Class 4
2018	8.824	8.420	1*
BlackRock Global Allocation V.I. Fund - Class III
2018	11.034	10.319	1*
BlackRock iShares® Alternative Strategies V.I. Fund - Class III
2018	N/A	N/A	N/A
ClearBridge Variable Aggressive Growth Portfolio - Class II
2018	9.788	8.847	1*
ClearBridge Variable Large Cap Growth Portfolio - Class II
2018	N/A	N/A	N/A
ClearBridge Variable Mid Cap Portfolio - Class II
2018	N/A	N/A	N/A
A-1

	Account Value Death Benefit
	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
Columbia VP Commodity Strategy Fund - Class 2
2018	N/A	N/A	N/A
Columbia VP Emerging Markets Bond Fund - Class 2
2018	N/A	N/A	N/A
Columbia VP Strategic Income Fund - Class 2
2018	N/A	N/A	N/A
Delaware VIP® Diversified Income Series - Service Class
2018	9.668	9.763	1*
Delaware VIP® Emerging Markets Series - Service Class
2018	N/A	N/A	N/A
Delaware VIP® REIT Series - Service Class
2018	9.277	8.574	1*
Delaware VIP® Small Cap Value Series - Service Class
2018	12.892	10.516	1*
Delaware VIP® Smid Cap Core Series - Service Class
2018	13.138	10.411	1*
Delaware VIP® U.S. Growth Series - Service Class
2018	N/A	N/A	N/A
Delaware VIP® Value Series - Service Class
2018	12.420	10.943	1*
DWS Alternative Asset Allocation VIP Portfolio - Class B
2018	N/A	N/A	N/A
Eaton Vance VT Floating-Rate Income Fund - Initial Class
2018	10.115	9.753	1*
Fidelity® VIP Contrafund® Portfolio - Service Class 2
2018	13.663	11.371	6
Fidelity® VIP FundsManager® 50% Portfolio - Service Class 2
2018	9.638	9.336	6
Fidelity® VIP Growth Portfolio - Service Class 2
2018	15.102	12.930	8
Fidelity® VIP Mid Cap Portfolio - Service Class 2
2018	12.915	10.538	5
Fidelity® VIP Strategic Income Portfolio - Service Class 2
2018	10.016	9.731	1*
First Trust Dorsey Wright Tactical Core Portfolio – Class I
2018	9.726	8.694	2
First Trust Multi Income Allocation Portfolio - Class I
2018	N/A	N/A	N/A
First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I
2018	N/A	N/A	N/A
Franklin Founding Funds Allocation VIP Fund - Class 4
2018	N/A	N/A	N/A
Franklin Income VIP Fund - Class 4
2018	9.798	9.455	14
Franklin Mutual Shares VIP Fund - Class 4
2018	N/A	N/A	N/A
Franklin Rising Dividends VIP Fund - Class 4
2018	N/A	N/A	N/A
Franklin Small Cap Value VIP Fund - Class 4
2018	N/A	N/A	N/A
Franklin Small-Mid Cap Growth VIP Fund - Class 4
2018	N/A	N/A	N/A
A-2

	Account Value Death Benefit
	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Advisor Shares
2018	9.801	9.386	1*
Guggenheim VT Long Short Equity
2018	9.912	9.220	1*
Guggenheim VT Multi-Hedge Strategies
2018	N/A	N/A	N/A
Hartford Capital Appreciation HLS Fund - Class IC
2018	N/A	N/A	N/A
Invesco V.I. Balanced-Risk Allocation Fund - Series II Shares
2018	N/A	N/A	N/A
Invesco V.I. Comstock Fund - Series II Shares
2018	N/A	N/A	N/A
Invesco V.I. Diversified Dividend Fund - Series II Shares
2018	N/A	N/A	N/A
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II Shares
2018	10.519	9.041	21
Invesco V.I. Equity and Income Fund - Series II Shares
2018	N/A	N/A	N/A
Invesco V.I. International Growth Fund - Series II Shares
2018	11.115	9.829	1*
Ivy VIP Asset Strategy Portfolio - Class II
2018	9.616	9.033	4
Ivy VIP Energy Portfolio - Class II
2018	7.364	6.022	2
Ivy VIP High Income Portfolio - Class II
2018	9.844	9.606	3
Ivy VIP Micro Cap Growth Portfolio - Class II(2)
2018	N/A	N/A	N/A
Ivy VIP Mid Cap Growth Portfolio - Class II
2018	10.054	9.122	13
Ivy VIP Science and Technology Portfolio - Class II
2018	10.740	8.771	12
Ivy VIP Small Cap Growth Portfolio - Class II
2018	N/A	N/A	N/A
JPMorgan Insurance Trust Core Bond Portfolio - Class 2
2018	9.924	10.152	2
JPMorgan Insurance Trust Income Builder Portfolio - Class 2
2018	N/A	N/A	N/A
Lord Abbett Series Fund Bond Debenture Portfolio - Class VC
2018	N/A	N/A	N/A
Lord Abbett Series Fund Developing Growth Portfolio - Class VC
2018	10.219	8.957	16
Lord Abbett Series Fund Short Duration Income Portfolio - Class VC
2018	N/A	N/A	N/A
LVIP American Balanced Allocation Fund - Service Class
2018	N/A	N/A	N/A
LVIP American Growth Allocation Fund - Service Class
2018	10.098	9.255	8
LVIP American Preservation Fund - Service Class
2018	9.703	9.819	1*
LVIP Baron Growth Opportunities Fund - Service Class
2018	13.239	11.748	1*
A-3

	Account Value Death Benefit
	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP BlackRock Dividend Value Managed Volatility Fund - Service Class
2018	12.456	11.035	1*
LVIP BlackRock Inflation Protected Bond Fund - Service Class
2018	9.982	9.951	2
LVIP BlackRock Multi-Asset Income Fund - Service Class(1)
2018	N/A	N/A	N/A
LVIP BlackRock Scientific Allocation Fund - Service Class
2018	9.729	9.387	2
LVIP Clarion Global Real Estate Fund - Service Class
2018	9.608	8.994	4
LVIP Delaware Bond Fund - Service Class
2018	9.801	9.769	5
LVIP Delaware Diversified Floating Rate Fund - Service Class
2018	10.194	10.055	1*
LVIP Delaware Social Awareness Fund - Service Class
2018	N/A	N/A	N/A
LVIP Delaware Wealth Builder Fund - Service Class
2018	N/A	N/A	N/A
LVIP Dimensional International Core Equity Fund - Service Class
2018	N/A	N/A	N/A
LVIP Dimensional International Equity Managed Volatility Fund - Service Class
2018	N/A	N/A	N/A
LVIP Dimensional U.S. Core Equity 1 Fund - Service Class
2018	N/A	N/A	N/A
LVIP Dimensional U.S. Core Equity 2 Fund - Service Class
2018	N/A	N/A	N/A
LVIP Dimensional U.S. Equity Managed Volatility Fund - Service Class
2018	N/A	N/A	N/A
LVIP Dimensional/Vanguard Total Bond Fund - Service Class
2018	9.689	9.744	35
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Service Class
2018	11.910	11.092	5
LVIP Franklin Templeton Multi-Asset Opportunities Fund - Service Class
2018	N/A	N/A	N/A
LVIP Global Growth Allocation Managed Risk Fund - Service Class
2018	N/A	N/A	N/A
LVIP Global Income Fund - Service Class
2018	9.887	10.101	1*
LVIP Global Moderate Allocation Managed Risk Fund - Service Class
2018	N/A	N/A	N/A
LVIP Goldman Sachs Income Builder Fund - Service Class
2018	N/A	N/A	N/A
LVIP Government Money Market Fund - Service Class
2018	10.013	10.026	3
LVIP JPMorgan High Yield Fund - Service Class
2018	N/A	N/A	N/A
LVIP JPMorgan Retirement Income Fund - Service Class
2018	N/A	N/A	N/A
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Service Class
2018	11.332	10.277	5
LVIP Loomis Sayles Global Growth Fund - Service Class
2018	N/A	N/A	N/A
A-4

	Account Value Death Benefit
	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP MFS International Growth Fund - Service Class
2018	11.730	11.319	3
LVIP MFS Value Fund - Service Class
2018	11.984	10.586	1*
LVIP Mondrian International Value Fund - Service Class
2018	N/A	N/A	N/A
LVIP Multi-Manager Global Equity Managed Volatility Fund - Service Class
2018	N/A	N/A	N/A
LVIP PIMCO Low Duration Bond Fund - Service Class
2018	10.022	10.026	1*
LVIP SSGA Bond Index Fund - Service Class
2018	N/A	N/A	N/A
LVIP SSGA Conservative Structured Allocation Fund - Service Class
2018	N/A	N/A	N/A
LVIP SSGA Developed International 150 Fund - Service Class
2018	12.356	10.808	7
LVIP SSGA Emerging Markets 100 Fund - Service Class
2018	11.003	10.611	8
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Service Class
2018	N/A	N/A	N/A
LVIP SSGA International Index Fund - Service Class
2018	11.936	10.506	7
LVIP SSGA International Managed Volatility Fund - Service Class
2018	N/A	N/A	N/A
LVIP SSGA Large Cap 100 Fund - Service Class
2018	N/A	N/A	N/A
LVIP SSGA Mid-Cap Index Fund - Service Class
2018	10.478	8.605	24
LVIP SSGA Moderate Structured Allocation Fund - Service Class
2018	10.420	10.419	16
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Service Class
2018	N/A	N/A	N/A
LVIP SSGA S&P 500 Index Fund - Service Class
2018	13.551	11.631	15
LVIP SSGA Small-Cap Index Fund - Service Class
2018	13.796	10.867	5
LVIP SSGA Small-Mid Cap 200 Fund - Service Class
2018	11.799	10.119	1*
LVIP T. Rowe Price Growth Stock Fund - Service Class
2018	15.225	12.968	2
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Service Class
2018	N/A	N/A	N/A
LVIP Vanguard Domestic Equity ETF Fund - Service Class
2018	13.178	11.459	10
LVIP Vanguard International Equity ETF Fund - Service Class
2018	11.618	10.528	10
LVIP Wellington Capital Growth Fund - Service Class
2018	13.827	12.791	11
LVIP Wellington Mid-Cap Value Fund - Service Class
2018	N/A	N/A	N/A
LVIP Western Asset Core Bond Fund - Service Class
2018	N/A	N/A	N/A
A-5

Account Value Death Benefit
	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period

(Accumulation unit value in dollars and Number of accumulation units in thousands)
MFS® VIT Growth Series - Service Class
2018	13.762	12.738	10
MFS® VIT II International Value Portfolio - Service Class
2018	N/A	N/A	N/A
MFS® VIT Total Return Series - Service Class
2018	N/A	N/A	N/A
MFS® VIT Utilities Series - Service Class
2018	N/A	N/A	N/A
Morgan Stanley VIF Global Infrastructure Portfolio - Class II
2018	N/A	N/A	N/A
Oppenheimer International Growth Fund/VA Service Shares
2018	N/A	N/A	N/A
Oppenheimer Main Street Small Cap Fund®/VA Service Shares
2018	N/A	N/A	N/A
PIMCO VIT All Asset All Authority Portfolio - Advisor Class
2018	N/A	N/A	N/A
Putnam VT George Putnam Balanced Fund - Class IB
2018	10.402	9.528	15
Putnam VT Global Health Care Fund - Class IB
2018	N/A	N/A	N/A
Putnam VT Income Fund - Class IB
2018	9.913	10.043	7
Putnam VT Multi-Asset Absolute Return Fund - Class IB
2018	N/A	N/A	N/A
QS Variable Conservative Growth - Class II
2018	N/A	N/A	N/A
SEI VP Market Growth Strategy Fund - Class III
2018	N/A	N/A	N/A
SEI VP Market Plus Strategy Fund - Class III
2018	N/A	N/A	N/A
Templeton Foreign VIP Fund - Class 4
2018	8.889	8.369	3
Templeton Global Bond VIP Fund - Class 4
2018	N/A	N/A	N/A
VanEck VIP Global Hard Assets Fund - Class S Shares
2018	N/A	N/A	N/A
Virtus Newfleet Multi-Sector Intermediate Bond Series - Class A Shares
2018	N/A	N/A	N/A
*	The numbers of accumulation units less than 1000 were rounded up to one.
1	The LVIP BlackRock Multi-Asset Income Fund was liquidated on November 16, 2018.
2	Effective November 5, 2018, the Ivy VIP Micro Cap Growth Portfolio was reorganized into the Ivy VIP Small Cap Growth Portfolio.
C-Share
Account Value Death Benefit
	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period

(Accumulation unit value in dollars and Number of accumulation units in thousands)
AB VPS Small/Mid Cap Value Portfolio - Class B
2018	N/A	N/A	N/A
ALPS/Alerian Energy Infrastructure Portfolio - Class III
2018	8.564	6.855	13
A-6

	Account Value Death Benefit
	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
ALPS/Red Rocks Listed Private Equity Portfolio - Class III
2018	12.071	10.426	1*
ALPS/Stadion Core ETF Portfolio - Class III
2018	11.520	10.681	2
ALPS/Stadion Tactical Growth Portfolio - Class III
2018	11.269	10.654	8
American Century VP Balanced Fund - Class II
2018	12.090	11.087	6
American Century VP Large Company Value Fund - Class II
2018	N/A	N/A	N/A
American Funds Asset Allocation Fund - Class 4
2018	12.701	11.937	64
American Funds Blue Chip Income and Growth Fund - Class 4
2018	14.060	12.647	9
American Funds Capital Income Builder® - Class 4
2018	10.904	9.988	45
American Funds Global Growth Fund - Class 4
2018	13.894	12.454	9
American Funds Global Small Capitalization Fund - Class 4
2018	12.419	10.940	21
American Funds Growth Fund - Class 4
2018	15.370	15.102	62
American Funds Growth-Income Fund - Class 4
2018	14.098	13.636	36
American Funds International Fund - Class 4
2018	11.883	10.162	15
American Funds Mortgage Fund - Class 4
2018	10.211	10.091	12
American Funds New World Fund® - Class 4
2018	11.439	9.687	11
BlackRock Global Allocation V.I. Fund - Class III
2018	16.634	15.183	9
BlackRock iShares® Alternative Strategies V.I. Fund - Class III
2018	10.926	11.074	1*
ClearBridge Variable Aggressive Growth Portfolio - Class II
2018	12.314	11.119	4
ClearBridge Variable Large Cap Growth Portfolio - Class II
2018	N/A	N/A	N/A
ClearBridge Variable Mid Cap Portfolio - Class II
2018	12.747	10.977	3
Columbia VP Commodity Strategy Fund - Class 2
2018	N/A	N/A	N/A
Columbia VP Emerging Markets Bond Fund - Class 2
2018	N/A	N/A	N/A
Columbia VP Strategic Income Fund - Class 2
2018	10.439	10.243	11
Delaware VIP® Diversified Income Series - Service Class
2018	17.350	16.743	19
Delaware VIP® Emerging Markets Series - Service Class
2018	32.746	27.156	4
Delaware VIP® REIT Series - Service Class
2018	30.961	28.278	2
A-7

	Account Value Death Benefit
	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
Delaware VIP® Small Cap Value Series - Service Class
2018	41.348	33.915	1*
Delaware VIP® Smid Cap Core Series - Service Class
2018	39.557	34.221	5
Delaware VIP® U.S. Growth Series - Service Class
2018	N/A	N/A	N/A
Delaware VIP® Value Series - Service Class
2018	32.502	31.135	11
DWS Alternative Asset Allocation VIP Portfolio - Class B
2018	13.516	12.099	1*
Eaton Vance VT Floating-Rate Income Fund - Initial Class
2018	10.637	10.502	1*
Fidelity® VIP Contrafund® Portfolio - Service Class 2
2018	35.681	32.898	17
Fidelity® VIP FundsManager® 50% Portfolio - Service Class 2
2018	N/A	N/A	N/A
Fidelity® VIP Growth Portfolio - Service Class 2
2018	31.717	31.184	1*
Fidelity® VIP Mid Cap Portfolio - Service Class 2
2018	27.405	23.067	9
Fidelity® VIP Strategic Income Portfolio - Service Class 2
2018	10.727	10.294	9
First Trust Dorsey Wright Tactical Core Portfolio – Class I
2018	11.378	10.328	1*
First Trust Multi Income Allocation Portfolio - Class I
2018	N/A	N/A	N/A
First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I
2018	12.955	12.166	5
Franklin Founding Funds Allocation VIP Fund - Class 4
2018	N/A	N/A	N/A
Franklin Income VIP Fund - Class 4
2018	10.865	10.256	23
Franklin Mutual Shares VIP Fund - Class 4
2018	11.653	10.454	3
Franklin Rising Dividends VIP Fund - Class 4
2018	13.645	12.779	2
Franklin Small Cap Value VIP Fund - Class 4
2018	N/A	N/A	N/A
Franklin Small-Mid Cap Growth VIP Fund - Class 4
2018	12.655	11.816	2
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Advisor Shares
2018	9.414	8.637	1*
Guggenheim VT Long Short Equity
2018	11.837	10.178	1*
Guggenheim VT Multi-Hedge Strategies
2018	10.488	9.832	1*
Hartford Capital Appreciation HLS Fund - Class IC
2018	12.876	11.774	8
Invesco V.I. Balanced-Risk Allocation Fund - Series II Shares
2018	N/A	N/A	N/A
Invesco V.I. Comstock Fund - Series II Shares
2018	13.076	11.316	2
A-8

	Account Value Death Benefit
	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
Invesco V.I. Diversified Dividend Fund - Series II Shares
2018	12.847	11.696	14
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II Shares
2018	13.652	12.389	39
Invesco V.I. Equity and Income Fund - Series II Shares
2018	N/A	N/A	N/A
Invesco V.I. International Growth Fund - Series II Shares
2018	30.532	25.568	1*
Ivy VIP Asset Strategy Portfolio - Class II
2018	9.906	9.250	4
Ivy VIP Energy Portfolio - Class II
2018	7.142	4.645	1*
Ivy VIP High Income Portfolio - Class II
2018	10.868	10.506	4
Ivy VIP Micro Cap Growth Portfolio - Class II(2)
2018	11.439	13.523	9
Ivy VIP Mid Cap Growth Portfolio - Class II
2018	13.042	12.873	5
Ivy VIP Science and Technology Portfolio - Class II
2018	13.154	12.311	9
Ivy VIP Small Cap Growth Portfolio - Class II
2018	13.340	11.840	9
JPMorgan Insurance Trust Core Bond Portfolio - Class 2
2018	N/A	N/A	N/A
JPMorgan Insurance Trust Income Builder Portfolio - Class 2
2018	N/A	N/A	N/A
Lord Abbett Series Fund Bond Debenture Portfolio - Class VC
2018	11.609	11.004	11
Lord Abbett Series Fund Developing Growth Portfolio - Class VC
2018	12.272	12.711	6
Lord Abbett Series Fund Short Duration Income Portfolio - Class VC
2018	10.164	10.153	4
LVIP American Balanced Allocation Fund - Service Class
2018	11.738	11.083	32
LVIP American Growth Allocation Fund - Service Class
2018	12.026	11.242	13
LVIP American Preservation Fund - Service Class
2018	9.692	9.622	1*
LVIP Baron Growth Opportunities Fund - Service Class
2018	N/A	N/A	N/A
LVIP BlackRock Dividend Value Managed Volatility Fund - Service Class
2018	15.785	14.321	7
LVIP BlackRock Inflation Protected Bond Fund - Service Class
2018	N/A	N/A	N/A
LVIP BlackRock Multi-Asset Income Fund - Service Class(1)
2018	10.225	10.069	3
LVIP BlackRock Scientific Allocation Fund - Service Class
2018	N/A	N/A	N/A
LVIP Clarion Global Real Estate Fund - Service Class
2018	9.922	8.959	3
LVIP Delaware Bond Fund - Service Class
2018	14.478	14.130	13
A-9

	Account Value Death Benefit
	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP Delaware Diversified Floating Rate Fund - Service Class
2018	N/A	N/A	N/A
LVIP Delaware Social Awareness Fund - Service Class
2018	N/A	N/A	N/A
LVIP Delaware Wealth Builder Fund - Service Class
2018	N/A	N/A	N/A
LVIP Dimensional International Core Equity Fund - Service Class
2018	N/A	N/A	N/A
LVIP Dimensional International Equity Managed Volatility Fund - Service Class
2018	N/A	N/A	N/A
LVIP Dimensional U.S. Core Equity 1 Fund - Service Class
2018	N/A	N/A	N/A
LVIP Dimensional U.S. Core Equity 2 Fund - Service Class
2018	N/A	N/A	N/A
LVIP Dimensional U.S. Equity Managed Volatility Fund - Service Class
2018	16.650	15.124	1*
LVIP Dimensional/Vanguard Total Bond Fund - Service Class
2018	10.546	10.374	31
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Service Class
2018	N/A	N/A	N/A
LVIP Franklin Templeton Multi-Asset Opportunities Fund - Service Class
2018	10.404	9.879	3
LVIP Global Growth Allocation Managed Risk Fund - Service Class
2018	N/A	N/A	N/A
LVIP Global Income Fund - Service Class
2018	N/A	N/A	N/A
LVIP Global Moderate Allocation Managed Risk Fund - Service Class
2018	16.804	15.654	8
LVIP Goldman Sachs Income Builder Fund - Service Class
2018	10.755	10.127	1*
LVIP Government Money Market Fund - Service Class
2018	9.876	9.864	8
LVIP JPMorgan High Yield Fund - Service Class
2018	N/A	N/A	N/A
LVIP JPMorgan Retirement Income Fund - Service Class
2018	N/A	N/A	N/A
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Service Class
2018	N/A	N/A	N/A
LVIP Loomis Sayles Global Growth Fund - Service Class
2018	N/A	N/A	N/A
LVIP MFS International Growth Fund - Service Class
2018	11.893	10.751	6
LVIP MFS Value Fund - Service Class
2018	17.837	15.815	15
LVIP Mondrian International Value Fund - Service Class
2018	N/A	N/A	N/A
LVIP Multi-Manager Global Equity Managed Volatility Fund - Service Class
2018	N/A	N/A	N/A
LVIP PIMCO Low Duration Bond Fund - Service Class
2018	10.064	10.029	19
LVIP SSGA Bond Index Fund - Service Class
2018	12.331	12.108	3
A-10

	Account Value Death Benefit
	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP SSGA Conservative Structured Allocation Fund - Service Class
2018	13.568	12.696	4
LVIP SSGA Developed International 150 Fund - Service Class
2018	13.379	11.172	17
LVIP SSGA Emerging Markets 100 Fund - Service Class
2018	13.717	11.848	4
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Service Class
2018	14.390	13.017	4
LVIP SSGA International Index Fund - Service Class
2018	11.240	9.555	12
LVIP SSGA International Managed Volatility Fund - Service Class
2018	12.418	10.740	1*
LVIP SSGA Large Cap 100 Fund - Service Class
2018	24.658	21.592	9
LVIP SSGA Mid-Cap Index Fund - Service Class
2018	N/A	N/A	N/A
LVIP SSGA Moderate Structured Allocation Fund - Service Class
2018	N/A	N/A	N/A
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Service Class
2018	N/A	N/A	N/A
LVIP SSGA S&P 500 Index Fund - Service Class
2018	21.687	20.373	22
LVIP SSGA Small-Cap Index Fund - Service Class
2018	17.372	15.168	18
LVIP SSGA Small-Mid Cap 200 Fund - Service Class
2018	24.652	21.018	8
LVIP T. Rowe Price Growth Stock Fund - Service Class
2018	21.955	21.386	9
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Service Class
2018	28.251	26.977	1*
LVIP Vanguard Domestic Equity ETF Fund - Service Class
2018	N/A	N/A	N/A
LVIP Vanguard International Equity ETF Fund - Service Class
2018	12.887	10.828	21
LVIP Wellington Capital Growth Fund - Service Class
2018	N/A	N/A	N/A
LVIP Wellington Mid-Cap Value Fund - Service Class
2018	16.103	13.560	1*
LVIP Western Asset Core Bond Fund - Service Class
2018	N/A	N/A	N/A
MFS® VIT Growth Series - Service Class
2018	39.015	39.460	3
MFS® VIT II International Value Portfolio - Service Class
2018	13.099	11.679	23
MFS® VIT Total Return Series - Service Class
2018	N/A	N/A	N/A
MFS® VIT Utilities Series - Service Class
2018	42.134	41.948	1*
Morgan Stanley VIF Global Infrastructure Portfolio - Class II
2018	11.318	10.296	8
Oppenheimer International Growth Fund/VA Service Shares
2018	11.004	8.742	15
A-11

	Account Value Death Benefit
	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
Oppenheimer Main Street Small Cap Fund®/VA Service Shares
2018	13.386	11.826	2
PIMCO VIT All Asset All Authority Portfolio - Advisor Class
2018	9.861	9.086	1*
Putnam VT George Putnam Balanced Fund - Class IB
2018	N/A	N/A	N/A
Putnam VT Global Health Care Fund - Class IB
2018	29.502	28.959	1*
Putnam VT Income Fund - Class IB
2018	10.066	9.961	8
Putnam VT Multi-Asset Absolute Return Fund - Class IB
2018	10.539	9.594	1*
QS Variable Conservative Growth - Class II
2018	N/A	N/A	N/A
SEI VP Market Growth Strategy Fund - Class III
2018	N/A	N/A	N/A
SEI VP Market Plus Strategy Fund - Class III
2018	N/A	N/A	N/A
Templeton Foreign VIP Fund - Class 4
2018	N/A	N/A	N/A
Templeton Global Bond VIP Fund - Class 4
2018	9.549	9.610	15
VanEck VIP Global Hard Assets Fund - Class S Shares
2018	6.764	4.781	1*
Virtus Newfleet Multi-Sector Intermediate Bond Series - Class A Shares
2018	10.774	10.357	3
*	The numbers of accumulation units less than 1000 were rounded up to one.
1	The LVIP BlackRock Multi-Asset Income Fund was liquidated on November 16, 2018.
2	Effective November 5, 2018, the Ivy VIP Micro Cap Growth Portfolio was reorganized into the Ivy VIP Small Cap Growth Portfolio.
A-12

SAI 2

Lincoln Investor Advantage®
Lincoln New York Account N for Variable Annuities
(Registrant)
Lincoln Life & Annuity Company of New York   (Depositor)
Statement of Additional Information (SAI), For contracts issued on and after August 20, 2018
This SAI should be read in conjunction with the Lincoln Investor Advantage® prospectus of Lincoln New York Account N for Variable Annuities dated May 1, 2019. You may obtain a copy of the Lincoln Investor Advantage® prospectus on request and without charge. Please write Lincoln Life & Annuity Company of New York, PO Box 2348, Fort Wayne, IN 46801-2348, or call 1-888-868-2583.

This SAI is not a prospectus.
The date of this SAI is May 1, 2019.

Special Terms
The special terms used in this SAI are the ones defined in the prospectus.
Services
Independent Registered Public Accounting Firm
Ernst & Young LLP, independent registered public accounting firm, One Commerce Square, 2005 Market Street, Suite 700, Philadelphia, Pennsylvania, 19103, has audited a) the financial statements of each of the subaccounts listed in the appendix to the opinion that comprise Lincoln New York Account N for Variable Annuities, as of December 31, 2018, the related statements of operations and the statements of changes in net assets for each of the periods indicated in the appendix to the opinion; and b) the financial statements of Lincoln Life & Annuity Company of New York as of December 31, 2018 and 2017 and for each of the three years in the period ended December 31, 2018 as set forth in their reports, which are included in this SAI and Registration Statement. The aforementioned financial statements are included herein in reliance on Ernst & Young LLP's reports, given on their authority as experts in accounting and auditing.
Keeper of Records
All accounts, books, records and other documents which are required to be maintained for the VAA are maintained by us or by third parties responsible to Lincoln New York. We have entered into an agreement with State Street Bank and Trust Company, 801 Pennsylvania Ave, Kansas City, MO 64105, to provide accounting services to the VAA. No separate charge against the assets of the VAA is made by us for this service. Administrative services necessary for the operations of the VAA and the contracts are currently provided by Lincoln Life. However, neither the assets of Lincoln Life nor the assets of LNC support the obligation of Lincoln New York under the contracts.
Principal Underwriter
Lincoln Financial Distributors, Inc., (“LFD”), an affiliate of Lincoln New York, serves as principal underwriter (the “Principal Underwriter”) for the contracts, as described in the prospectus. The Principal Underwriter offers the contracts to the public on a continuous basis and anticipates continuing to offer the contracts, but reserves the right to discontinue the offering. The Principal Underwriter offers the contracts through sales representatives who are also associated with Lincoln Financial Advisors Corporation and/or Lincoln Financial Securities Corp. (collectively “LFN”), our affiliates. The Principal Underwriter also may enter into selling agreements with other broker-dealers (“Selling Firms”) for the sale of the contracts. Sales representatives of Selling Firms are appointed as our insurance agents. LFD, acting as Principal Underwriter, paid $25,882,250, $26,124,671 and $10,003,399 to LFN and Selling Firms in 2016, 2017 and 2018, respectively, as sales compensation with respect to the contracts. The Principal Underwriter retained no underwriting commissions for the sale of the contracts.
Purchase of Securities Being Offered
The variable annuity contracts are offered to the public through licensed insurance agents who specialize in selling our products; through independent insurance brokers; and through certain securities brokers/dealers selected by us whose personnel are legally authorized to sell annuity products. There are no special purchase plans for any class of prospective buyers. However, under certain limited circumstances described in the prospectus under the section Charges and Other Deductions, any applicable account fee and/or surrender charge may be reduced or waived.
Both before and after the Annuity Commencement Date, there are exchange privileges between Subaccounts, and from the VAA to the general account (if available) subject to restrictions set out in the prospectus. See The Contracts, in the prospectus. No exchanges are permitted between the VAA and other separate accounts.
The offering of the contracts is continuous.
Annuity Payouts
Variable Annuity Payouts
Variable Annuity Payouts will be determined on the basis of:
•	the dollar value of the contract on the Annuity Commencement Date less any applicable premium tax;
•	the annuity tables contained in the contract;
B-2

•	the type of annuity option selected; and
•	the investment results of the fund(s) selected.
In order to determine the amount of variable Annuity Payouts, we make the following calculation:
•	first, we determine the dollar amount of the first payout;
•	second, we credit the contract with a fixed number of Annuity Units based on the amount of the first payout; and
•	third, we calculate the value of the Annuity Units each period thereafter.
These steps are explained below.
The dollar amount of the first periodic variable Annuity Payout is determined by applying the total value of the Accumulation Units credited under the contract valued as of the Annuity Commencement Date (less any premium taxes) to the annuity tables contained in the contract. The first variable Annuity Payout will be paid 14 days after the Annuity Commencement Date. This day of the month will become the day on which all future Annuity Payouts will be paid. Amounts shown in the tables are based on the 1983 Table “a” Individual Annuity Mortality Tables, modified, with an assumed investment return at the rate of 3%, 4%, or 5% per annum, depending on the terms of your contract. The first Annuity Payout is determined by multiplying the benefit per $1,000 of value shown in the contract tables by the number of thousands of dollars of value accumulated under the contract. These annuity tables vary according to the form of annuity selected and the age of the Annuitant at the Annuity Commencement Date. The assumed interest rate is the measuring point for subsequent Annuity Payouts. If the actual net investment rate (annualized) exceeds the assumed interest rate, the payout will increase at a rate equal to the amount of such excess.
Conversely, if the actual rate is less than the assumed interest rate, Annuity Payouts will decrease. If the assumed rate of interest were to be increased, Annuity Payouts would start at a higher level but would decrease more rapidly or increase more slowly.
We may use sex-distinct annuity tables in contracts that are not associated with employer sponsored plans and where not prohibited by law.
At an Annuity Commencement Date, the contract is credited with Annuity Units for each Subaccount on which variable Annuity Payouts are based. The number of Annuity Units to be credited is determined by dividing the amount of the first periodic payout by the value of an Annuity Unit in each Subaccount selected. Although the number of Annuity Units is fixed by this process, the value of such units will vary with the value of the underlying fund. The amount of the second and subsequent periodic payouts is determined by multiplying the Contractowner’s fixed number of Annuity Units in each Subaccount by the appropriate Annuity Unit value for the Valuation Date ending 14 days prior to the date that payout is due.
The value of each Subaccount’s Annuity Unit will be set initially at $1.00. The Annuity Unit value for each Subaccount at the end of any Valuation Date is determined by multiplying the Subaccount Annuity Unit value for the immediately preceding Valuation Date by the product of:
•	The net investment factor of the Subaccount for the Valuation Period for which the Annuity Unit value is being determined, and
•	A factor to neutralize the assumed investment return in the annuity table.
The value of the Annuity Units is determined as of a Valuation Date 14 days prior to the payment date in order to permit calculation of amounts of Annuity Payouts and mailing of checks in advance of their due dates. Such checks will normally be issued and mailed at least three days before the due date.
Examples of Regular Income Payment Calculations
These examples will illustrate the impact of the length of the Access Period and the impact of a withdrawal on the Regular Income Payments. These examples assume that the investment return is the same as the assumed investment return (AIR) to make the Regular Income Payment calculations simpler to understand. The Regular Income Payments will vary based on the investment performance of the underlying funds.
Annuitant	Male, Age 65
Secondary Life	Female, Age 63
Purchase Payment	$200,000.00
Regular Income Payment Frequency	Annual
AIR	4.0%
Hypothetical Investment Return	4.0%

	20-year Access Period	30-Year Access Period
Regular Income Payment	$10,463.99	$9,922.44
B-3

A 10% withdrawal from the Account Value will reduce the Regular Income Payments by 10% to $9,417.59 with the 20-year Access Period and $8,930.20 with the 30-year Access Period.
At the end of the 20-year Access Period, the remaining Account Value of $114,163 (assuming no withdrawals) will be used to continue the $10,463.99 Regular Income Payment during the Lifetime Income Period for the lives of the Annuitant and Secondary Life. At the end of the 30-year Access Period, the remaining Account Value of $69,919 (assuming no withdrawals) will be used to continue the $9,922.44 Regular Income Payment during the Lifetime Income Period for the lives of the annuitant and Secondary Life. (Note: the Regular Income Payments during the Lifetime Income Period will vary based on the investment performance of the underlying funds).
Determination of Accumulation and Annuity Unit Value
A description of the days on which Accumulation and Annuity Units will be valued is given in the prospectus. The New York Stock Exchange's (NYSE) most recent announcement (which is subject to change) states that it will be closed on weekends and on these holidays: New Year's Day, Martin Luther King Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. If any of these holidays occurs on a weekend day, the Exchange may also be closed on the business day occurring just before or just after the holiday. It may also be closed on other days.
Since the portfolios of some of the funds and series will consist of securities primarily listed on foreign exchanges or otherwise traded outside the United States, those securities may be traded (and the net asset value of those funds and series and of the variable account could therefore be significantly affected) on days when the investor has no access to those funds and series.
Capital Markets
In any particular year, our capital may increase or decrease depending on a variety of factors — the amount of our statutory income or losses (which is sensitive to equity market and credit market conditions), the amount of additional capital we must hold to support business growth, changes in reserving requirements, our inability to secure capital market solutions to provide reserve relief, such as issuing letters of credit to support captive reinsurance structures, changes in equity market levels, the value of certain fixed-income and equity securities in our investment portfolio and changes in interest rates.
Advertising & Ratings
We may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend Lincoln New York or the policies. Furthermore, we may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.
Our financial strength is ranked and rated by nationally recognized independent rating agencies. The ratings do not imply approval of the product and do not refer to the performance of the product, or any separate account, including the underlying investment options. Ratings are not recommendations to buy our products. Each of the rating agencies reviews its ratings periodically. Accordingly, all ratings are subject to revision or withdrawal at any time by the rating agencies, and therefore, no assurance can be given that these ratings will be maintained. The current outlook for the insurance subsidiaries is stable for Moody’s, A.M. Best and Standard & Poor’s, and positive for Fitch. Our financial strength ratings, which are intended to measure our ability to meet contract holder obligations, are an important factor affecting public confidence in most of our products and, as a result, our competitiveness. A downgrade of our financial strength rating could affect our competitive position in the insurance industry by making it more difficult for us to market our products as potential customers may select companies with higher financial strength ratings and by leading to increased withdrawals by current customers seeking companies with higher financial strength ratings. For more information on ratings, including outlooks, see www.LincolnFinancial.com/investor.
About the S&P 500 Index
The S&P 500 Index (hereinafter “Index”) is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”), and has been licensed for use by Lincoln Variable Insurance Products Trust and its affiliates (hereinafter “Licensee”). Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The fund(s) are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices do not make any representation or warranty, express or implied, to the owners of the funds or any member of the public regarding the advisability of investing in securities generally or in the funds particularly or the ability of the Index to track general market performance. S&P Dow Jones Indices only relationship to Licensee with respect to the Index is the licensing of the Index and certain trademarks, service marks and/or trade
B-4

names of S&P Dow Jones Indices and/or its licensors. The Index is determined, composed and calculated by S&P Dow Jones Indices without regard to Licensee or the funds. S&P Dow Jones Indices have no obligation to take the needs of Licensee or the owners of the funds into consideration in determining, composing or calculating the Index. S&P Dow Jones Indices are not responsible for and have not participated in the determination of the prices, and amount of the funds or the timing of the issuance or sale of the funds or in the determination or calculation of the equation by which the funds are to be converted into cash, surrendered or redeemed, as the case may be. S& P Dow Jones Indices have no obligation or liability in connection with the administration, marketing or trading of the funds. There is no assurance that investment products based on the Index will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment advisor. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.
S&P DOW JONES INDICES DO NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND LICENSEE, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.
Unclaimed Property
We have entered into a Global Resolution Agreement with a third party auditor representing multiple states and jurisdictions. Under the terms of the Global Resolution Agreement, the third party auditor has compared expanded matching criteria to the Social Security Master Death File (“SSMDF”) to identify deceased insureds and policy or contract holders where a valid claim has not been made. We have also entered into a Regulatory Settlement Agreement with multiple states and jurisdictions. The Regulatory Settlement Agreement applies prospectively and requires us to adopt and implement additional procedures comparing our records to the SSMDF to identify unclaimed death benefits and prescribes procedures for identifying and locating beneficiaries once deaths are identified. Other jurisdictions that are not signatories to the Regulatory Settlement Agreement are conducting examinations and audits of our compliance with unclaimed property laws. Any escheatable property identified as a result of the audits and inquiries could result in additional payments of previously unclaimed death benefits or the payment of abandoned funds to U.S. jurisdictions.
Additional Services
Dollar Cost Averaging (DCA)—You may systematically transfer, on a monthly basis or in accordance with other terms we make available, amounts from certain Subaccounts, or the fixed side (if available) of the contract into the Subaccounts or in accordance with other terms we make available. You may elect to participate in the DCA program at the time of application or at any time before the Annuity Commencement Date by completing an election form available from us. The minimum amount to be dollar cost averaged is $1,500 over any time period between six and 60 months. Once elected, the program will remain in effect until the earlier of:
•	the Annuity Commencement Date;
•	the value of the amount being DCA'd is depleted; or
•	you cancel the program by written request or by telephone if we have your telephone authorization on file.
We reserve the right to discontinue or restrict access to this program at any time.
A transfer made as part of this program is not considered a transfer for purposes of limiting the number of transfers that may be made, or assessing any charges or Interest Adjustment which may apply to transfers. Upon receipt of an additional Purchase Payment allocated to the DCA fixed account, the existing program duration will be extended to reflect the end date of the new DCA program. However, the existing interest crediting rate will not be extended. The existing interest crediting rate will expire at its originally scheduled expiration date and the value remaining in the DCA account from the original amount as well as any additional Purchase Payments will be credited with interest at the standard DCA rate at the time. DCA does not assure a profit or protect against loss.
Automatic Withdrawal Service (AWS)—AWS provides an automatic, periodic withdrawal of Contract Value to you. AWS may take place on either a monthly, quarterly, semi-annual or annual basis, as selected by the Contractowner. You may elect to participate in AWS at the time of application or at any time before the Annuity Commencement Date by sending a written request to us. The minimum Contract Value required to establish AWS is $10,000. You may cancel or make changes to your AWS program at any time by
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sending a written request to us. If telephone authorization has been elected, certain changes may be made by telephone. Notwithstanding the requirements of the program, any withdrawal must be permitted under Section 401(a)(9) of the IRC for qualified plans or permitted under Section 72 of the IRC for nonqualified contracts. To the extent that withdrawals under AWS do not qualify for an exemption from the contingent deferred sales charge, we will assess any applicable surrender charges on those withdrawals. See Surrender Charge.
Portfolio Rebalancing — Portfolio rebalancing is an option, which, if elected by the Contractowner, restores to a pre-determined level the percentage of the Contract Value (or Account Value under i4LIFE® Advantage), allocated to each variable Subaccount. This pre-determined level will be the allocation initially selected when the contract was purchased, unless subsequently changed. The portfolio rebalancing allocation may be changed at any time by submitting a written request to us. If portfolio rebalancing is elected, all Purchase Payments allocated to the variable Subaccounts must be subject to portfolio rebalancing. Portfolio rebalancing may take place on either a monthly, quarterly, semi-annual or annual basis, as selected by the Contractowner. The Contractowner may terminate the portfolio rebalancing program or re-enroll at any time by sending a written request to us. If telephone authorization has been elected, the Contractowner may make these elections by phone. The portfolio rebalancing program is not available following the Annuity Commencement Date.
Please note that all of the services discussed in this section will stop once we are notified of a pending death claim.
Other Information
Due to differences in redemption rates, tax treatment or other considerations, the interests of policyholders under the variable life accounts could conflict with those of Contractowners under the VAA. In those cases, where assets from variable life and variable annuity separate accounts are invested in the same fund(s) (i.e., where mixed funding occurs), the Boards of Directors of the fund involved will monitor for any material conflicts and determine what action, if any, should be taken. If it becomes necessary for any separate account to replace shares of any fund with another investment, that fund may have to liquidate securities on a disadvantageous basis. Refer to the prospectus for each fund for more information about mixed funding.
Financial Statements
The December 31, 2018 financial statements of the VAA and the December 31, 2018 financial statements of Lincoln New York appear on the following pages.
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